UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Short Maturity Bond ETF | NEAR | BATS
➢	iShares Short Maturity Municipal Bond ETF | MEAR | BATS
➢	iShares Ultra Short-Term Bond ETF | ICSH | BATS

Fund Performance Overview

iSHARES® SHORT MATURITY BOND ETF

Performance as of April 30, 2016

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.55%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.80%	0.87%	0.80%	2.29%
Fund Market	0.74%	0.86%	0.74%	2.25%
Barclays Short-Term Government/Corporate Index	0.47%	0.31%	0.47%	0.82%

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.50	$1.25	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/16

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	47.09%
Asset-Backed Securities	30.47
Mortgage-Backed Securities	8.86
U.S. Government Agency Obligations	5.44
Foreign Government Obligations	5.36
Repurchase Agreements	2.64
Municipal Debt Obligations	0.14

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	35.23%
Aa	3.13
A	20.98
Baa	21.39
Ba	0.95
P-1	1.32
Not Rated	17.00

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

Performance as of April 30, 2016

The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. The Fund will also seek to maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.38%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.93%	0.75%	0.93%	0.87%
Fund Market	0.93%	0.76%	0.93%	0.89%
Barclays Municipal Bond: 1 Year (1-2) Index	0.82%	0.71%	0.82%	0.82%

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.80	$1.25	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AA	20.13%
A	32.57
BBB	7.77
Not Rated	39.53

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/16

State	Percentage of Total Investments[2]

New Jersey	21.18%
New York	16.27
Ohio	11.51
Michigan	8.72
Florida	6.19
Illinois	6.04
Rhode Island	5.83
Georgia	5.66
Oklahoma	3.99
Pennsylvania	3.68

TOTAL	89.07%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® ULTRA SHORT-TERM BOND ETF

Performance as of April 30, 2016

The iShares Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.28%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.40%	0.44%	0.40%	1.05%
Fund Market	0.52%	0.46%	0.52%	1.11%
Bank of America Merrill Lynch 6-Month US Treasury Bill Index	0.41%	0.27%	0.41%	0.64%

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The Bank of America Merrill Lynch 6-Month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.80	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/16

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	61.12%
Certificates Of Deposit	17.78
Commercial Paper	13.05
U.S. Government Obligations	8.05

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	10.42%
Aa	14.06
A	42.36
Baa	4.35
P-1	23.46
P-2	3.35
Not Rated	2.00

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 29.94%
ACAS CLO Ltd.
Series 2012-1AR, Class A1R
FRN, (3 mo. LIBOR US + 1.250%)
1.87%, 09/20/23 (Call 06/20/16)[a]	$7,438	$7,419,116
Ally Auto Receivables Trust
Series 2014-1, Class A3
0.97%, 10/15/18 (Call 12/15/17)	6,790	6,792,316
American Credit Acceptance Receivables Trust
Series 2014-4, Class A
1.33%, 07/10/18 (Call 09/10/17)[a]	76	76,240
American Express Credit Account Master Trust
Series 2013-1, Class A
FRN, (1 mo. LIBOR + .420%)
0.85%, 02/16/21	5,000	5,018,023
American Express Credit Account Secured Note
Series 2012-4, Class A
FRN, (1 mo. LIBOR + .240%)
0.67%, 05/15/20	14,500	14,506,560
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class D
3.03%, 07/09/18 (Call 11/08/16)	1,700	1,711,131
Series 2013-1, Class D
2.09%, 02/08/19 (Call 06/08/17)	2,500	2,497,689
Series 2016-1, Class A2B
FRN, (1 mo. LIBOR US + .750%)
1.19%, 06/10/19 (Call 11/08/19)	9,100	9,114,495
Series 2016-2, Class A2B
FRN, (1 mo. LIBOR US + .700%)
1.19%, 10/08/19 (Call 03/08/20)	9,080	9,084,813
Apidos CDO V
FRN, (3 mo. LIBOR US + .230%)
0.86%, 04/15/21[a]	1,365	1,346,104

Security	Principal (000s)	Value
Apidos CLO XII
Series 2013-12A, Class A
FRN, (3 mo. LIBOR US + 1.100%)
1.73%, 04/15/25[a]	$8,000	$7,886,400
ARES CLO Ltd.
Series 2012-2A, Class AR
FRN, (3 mo. LIBOR US + 1.290%)
1.92%, 10/12/23 (Call 07/12/16)[a]	2,000	1,994,453
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 06/15/17)[a]	326	325,860
Avalon IV Capital Ltd.
Series 2012-1AR, Class AR
FRN, (3 mo. LIBOR + 1.170%)
1.46%, 04/17/23[a]	1,201	1,192,255
BA Credit Card Trust
Series 2014-A3, Class A
FRN, (1 mo. LIBOR + .290%)
0.72%, 01/15/20	2,000	2,001,799
BlueMountain CLO Ltd.
Series 2012-1A, Class A
FRN, (3 mo. LIBOR US + 1.320%)
1.95%, 07/20/23 (Call 07/20/16)[a]	15,000	14,952,179
Series 2013-4A, Class A
FRN, (3 mo. LIBOR US + 1.500%)
2.13%, 04/15/25 (Call 07/15/16)[a]	6,100	6,100,610
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.63%, 02/18/20[a]	10,000	10,029,227
Series 2014-2, Class A
FRN, (1 mo. LIBOR + .450%)
0.88%, 07/15/22	3,500	3,449,950
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1
FRN, (1 mo. LIBOR + .050%)
0.48%, 11/15/19	10,250	10,239,035

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2007-A5, Class A5
FRN, (1 mo. LIBOR + .040%)
0.47%, 07/15/20	$6,860	$6,860,000
CarMax Auto Owner Trust
Series 2015-4
FRN, (1 mo. LIBOR US + .600%)
1.03%, 04/15/19 (Call 09/15/19)	10,000	10,010,331
Series 2016-1, Class A2B
FRN, (1 mo. LIBOR US + .530%)
0.96%, 04/15/19 (Call 12/15/19)	10,000	10,017,943
Series 2016-2, Class A2B
FRN, (1 mo. LIBOR US + .470%)
0.92%, 06/17/19 (Call 04/15/20)	8,000	8,000,146
Chase Issuance Trust
Series 2007-A5, Class A5
FRN, (1 mo. LIBOR + .040%)
0.47%, 03/15/19	5,120	5,106,769
Series 2007-A12, Class A12
FRN, (1 mo. LIBOR + .050%)
0.48%, 08/15/19	15,000	14,970,567
Series 2012-A02, Class A2
FRN, (1 mo. LIBOR + .270%)
0.70%, 05/15/19	9,480	9,489,477
Series 2012-A10, Class A10
FRN, (1 mo. LIBOR + .260%)
0.69%, 12/16/19	3,994	3,995,201
Series 2013-A9, Class A
FRN, (1 mo. LIBOR + .420%)
0.85%, 11/16/20	2,000	2,004,485
Series 2014-A6, Class A6
1.26%, 07/15/19	7,000	7,021,563
Chesapeake Funding II LLC
Series 2016-1A, Class A2
FRN, (1 mo. LIBOR US + 1.150%)
1.58%, 03/15/28 (Call 05/15/16)[a]	20,000	20,000,000
Chesapeake Funding LLC
Series 2014-1A, Class A
FRN, (1 mo. LIBOR + .420%)
0.86%, 03/07/26[a]	9,411	9,392,206

Security	Principal (000s)	Value
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A4
1.27%, 03/15/19 (Call 10/15/17)[a]	$1,460	$1,460,774
Series 2014-BA, Class A3
1.27%, 05/15/19 (Call 06/15/18)[a]	7,699	7,704,490
CIFC Funding Ltd.
Series 2012-2A, Class A1R
FRN, (3 mo. LIBOR US + 1.350%)
1.99%, 12/05/24 (Call 06/05/16)[a]	1,500	1,488,487
Citibank Credit Card Issuance Trust
Series 2013-A4, Class A4
FRN, (1 mo. LIBOR + .420%)
0.86%, 07/24/20	2,000	2,007,199
CNH Equipment Trust
Series 2016-A, Class A2B
FRN, (1 mo. LIBOR US + .520%)
0.95%, 07/15/19 (Call 01/15/20)	12,000	12,021,485
CNH Wholesale Master Note Trust
Series 2013-2A, Class B
FRN, (1 mo. LIBOR + .900%)
1.33%, 08/15/19[a]	300	299,765
COA Caerus CLO Ltd.
Series 2007-6A, Class A1
FRN, (3 mo. LIBOR US + .640%)
1.27%, 12/13/19 (Call 07/11/16)[a]	730	724,071
Cornerstone CLO Ltd.
Series 2007-1A, Class A1S
FRN, (3 mo. LIBOR US + .220%)
0.85%, 07/15/21 (Call 07/15/16)[a]	79	78,653
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A
1.50%, 04/15/21[a]	328	327,866

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2015-1A, Class A
2.00%, 07/15/22[a]	$2,315	$2,310,263
Discover Card Execution Note Trust
Series 2013-A6, Class A6
FRN, (1 mo. LIBOR + .450%)
0.88%, 04/15/21	3,370	3,377,413
Series 2015-A1, Class A1
FRN, (1 mo. LIBOR + .350%)
0.78%, 08/17/20	11,100	11,118,312
Series 2016-A2, Class A2
FRN, (1 mo. LIBOR + .540%)
0.97%, 09/15/21	7,310	7,339,245
Discover Card Master Trust
Series 2012-A4, Class A
FRN, (1 mo. LIBOR + .370%)
0.80%, 11/15/19	10,470	10,486,492
Drive Auto Receivables Trust
Series 2015-BA, Class A2B
FRN, (1 mo. LIBOR US + .600%)
1.03%, 12/15/17 (Call 09/15/18)[a]	259	259,029
Series 2015-DA, Class A2B
FRN, (1 mo. LIBOR US + .870%)
1.30%, 06/15/18 (Call 03/15/19)[a]	3,684	3,685,655
Dryden XXII Senior Loan Fund
Series 2011-22A, Class A1R
FRN, (3 mo. LIBOR US + 1.170%)
1.80%, 01/15/22 (Call 07/15/16)[a]	1,304	1,295,968
Dryden XXV Senior Loan Fund
Series 2012-25A, Class A
FRN, (3 mo. LIBOR US + 1.380%)
2.01%, 01/15/25 (Call 07/15/16)[a]	9,000	8,974,521
Flatiron CLO Ltd.
Series 2011-1A, Class A
FRN, (3 mo. LIBOR US + 1.550%)
2.18%, 01/15/23[a]	8,317	8,304,863
Ford Credit Auto Owner Trust
Series 2012-B, Class D
2.93%, 10/15/18 (Call 08/15/16)	1,790	1,808,945

Security	Principal (000s)	Value
Series 2014-B, Class A3
0.90%, 10/15/18 (Call 04/15/18)	$5,242	$5,239,923
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A
1.92%, 01/15/19	7,200	7,235,910
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,907,538
Series 2013-5, Class A1
1.50%, 09/15/18	22,911	22,947,871
Series 2014-1, Class A1
1.20%, 02/15/19	17,375	17,380,416
Series 2014-1, Class A2
FRN, (1 mo. LIBOR + .400%)
0.83%, 02/15/19	6,110	6,107,077
Series 2014-4, Class A2
FRN, (1 mo. LIBOR + .350%)
0.78%, 08/15/19	3,000	2,990,216
Series 2015-1, Class A2
FRN, (1 mo. LIBOR + .400%)
0.83%, 01/15/20	8,840	8,814,703
Series 2015-4, Class A2
1.03%, 08/15/20	5,485	5,462,564
Fraser Sullivan CLO VII Ltd.
Series 2012-7A, Class A1R
FRN, (3 mo. LIBOR US + 1.075%)
1.71%, 04/20/23 (Call 07/20/16)[a]	3,693	3,687,192
Galaxy XV CLO Ltd.
Series 2013-15A, Class A
FRN, (3 mo. LIBOR US + 1.250%)
1.88%, 04/15/25 (Call 07/15/16)[a]	3,000	2,932,500
Golden Credit Card Trust
Series 2015-1A, Class A
FRN, (1 mo. LIBOR + .440%)
0.87%, 02/15/20[a]	3,700	3,690,670
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A
FRN, (3 mo. LIBOR US + 1.150%)
1.79%, 04/25/25[a]	22,535	22,093,107

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Highbridge Loan Management Ltd.
Series 2012-1AR, Class A1R
FRN, (3 mo. LIBOR US + 1.250%)
1.87%, 09/20/22[a]	$1,929	$1,923,209
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3
0.77%, 03/19/18 (Call 08/18/17)	4,051	4,047,764
Series 2014-4, Class A3
0.99%, 09/17/18 (Call 01/15/18)	16,080	16,088,643
Hyundai Auto Receivables Trust
Series 2015-C, Class A2B
FRN, (1 mo. LIBOR US + .370%)
0.80%, 11/15/18 (Call 11/15/19)	15,540	15,535,665
Series 2016-A, Class A2B
FRN, (1 mo. LIBOR US + .370%)
0.80%, 06/17/19 (Call 04/15/20)	13,500	13,501,966
ING IM CLO Ltd.
Series 2012-1RA, Class A1R
FRN, (3 mo. LIBOR + 1.200%)
1.54%, 03/14/22[a]	3,361	3,348,627
Invitation Homes Trust
Series 2013-SFR1, Class A
FRN, (1 mo. LIBOR + 1.150%)
1.59%, 12/17/30[a]	1,936	1,923,697
John Deere Owner Trust
Series 2015-B, Class A2
0.98%, 06/15/18 (Call 12/15/18)	15,000	14,995,153
LCM X LP
Series 10AR, Class AR
FRN, (3 mo. LIBOR US + 1.260%)
1.58%, 04/15/22[a]	1,566	1,553,948
LCM XII LP
Series 12A, Class AR
FRN, (3 mo. LIBOR US + 1.260%)
1.89%, 10/19/22[a]	5,000	4,975,022

Security	Principal (000s)	Value
Madison Park Funding II Ltd.
Series 2006-2A, Class A2A
FRN, (3 mo. LIBOR US + .240%)
0.87%, 03/25/20 (Call 06/25/16)[a]	$1,352	$1,348,150
Mercedes Benz Auto Receivables Trust
Series 2015-1, Class A2A
0.82%, 06/15/18 (Call 06/15/19)	1,686	1,684,423
Navient Private Education Loan Trust
Series 2014-AA, Class A1
FRN, (1 mo. LIBOR + .480%)
0.91%, 05/16/22[a]	183	182,429
Series 2014-CT, Class A
FRN, (1 mo. LIBOR + .700%)
1.13%, 09/16/24[a]	3,594	3,561,685
Series 2016-AA, Class A1
FRN, (1 mo. LIBOR + 1.100%)
1.53%, 12/15/25 (Call 07/15/18)[a]	10,041	10,057,443
Navient Student Loan Trust
Series 2015-2, Class A2
FRN, (1 mo. LIBOR + .420%)
0.86%, 08/27/29	4,465	4,381,002
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A2B
FRN, (1 mo. LIBOR US + .350%)
0.78%, 02/15/19 (Call 02/15/20)	2,000	2,002,800
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/24 (Call 07/18/16)[a]	3,510	3,509,866
Palmer Square CLO Ltd.
Series 2014-1A, Class A1
FRN, (3 mo. LIBOR US + 1.270%)
1.90%, 10/17/22 (Call 07/17/16)[a]	2,463	2,463,605

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PFS Financing Corp.
Series 2014-AA, Class A
FRN, (1 mo. LIBOR + .600%)
1.03%, 02/15/19[a]	$1,000	$996,698
Series 2014-AA, Class B
FRN, (1 mo. LIBOR + .950%)
1.38%, 02/15/19[a]	1,100	1,094,146
Series 2014-BA, Class A
FRN, (1 mo. LIBOR + .600%)
1.03%, 10/15/19[a]	1,915	1,897,883
Series 2016-A, Class A
FRN, (1 mo. LIBOR + 1.200%)
1.63%, 02/18/20[a]	12,000	11,991,222
Regatta Funding Ltd.
Series 2007-1A, Class A1L
FRN, (3 mo. LIBOR US + .250%)
0.88%, 06/15/20 (Call 06/15/16)[a]	40	39,749
Santander Drive Auto Receivables Trust
Series 2012-1, Class D
4.56%, 11/15/17 (Call 06/15/16)	4,684	4,702,009
Series 2012-2, Class D
3.87%, 02/15/18 (Call 08/15/16)	1,673	1,683,914
Series 2012-2A, Class E
5.95%, 04/15/19 (Call 08/15/16)[a]	3,695	3,737,889
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 05/15/17)[a]	935	936,298
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 05/15/17)[a]	2,500	2,510,807
Series 2013-1, Class C
1.76%, 01/15/19	1,789	1,792,089
Series 2013-2, Class B
1.33%, 03/15/18 (Call 08/15/17)	12	12,041
Series 2013-5, Class B
1.55%, 10/15/18 (Call 12/15/17)	356	356,052

Security	Principal (000s)	Value
Series 2014-3, Class B
1.45%, 05/15/19 (Call 03/15/18)	$785	$785,007
Series 2016-1, Class A2B
FRN, (1 mo. LIBOR US + .780%)
1.21%, 07/15/19 (Call 03/15/20)	12,000	12,029,976
Silver Bay Realty Trust
Series 2014-1, Class A
1.44%, 09/17/31	991	972,931
SLM Private Credit Student Loan Trust
Series 2004-B, Class A2
FRN, (3 mo. LIBOR + .200%)
0.83%, 06/15/21	1,102	1,094,746
Series 2005-A, Class A3
FRN, (3 mo. LIBOR + .200%)
0.83%, 06/15/23	2,240	2,132,159
Series 2006-A, Class A4
FRN, (3 mo. LIBOR + .190%)
0.82%, 12/15/23	647	638,997
SLM Private Education Loan Trust
Series 2011-C, Class A2A
FRN, (1 mo. LIBOR + 3.250%)
3.68%, 10/17/44 (Call 10/15/20)[a]	1,862	1,936,434
Series 2012-A, Class A1
FRN, (1 mo. LIBOR + 1.400%)
1.83%, 08/15/25[a]	366	366,859
Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,038	1,056,542
Series 2012-C, Class A1
FRN, (1 mo. LIBOR + 1.100%)
1.53%, 08/15/23[a]	339	339,195
Series 2012-E, Class A1
FRN, (1 mo. LIBOR + .750%)
1.18%, 10/16/23[a]	443	441,952
Series 2012-E, Class A2B
FRN, (1 mo. LIBOR + 1.750%)
2.18%, 06/15/45[a]	5,250	5,255,109
Series 2013-A, Class A1
FRN, (1 mo. LIBOR + .600%)
1.03%, 08/15/22[a]	1,524	1,522,423

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2013-A, Class A2B
FRN, (1 mo. LIBOR + 1.050%)
1.48%, 05/17/27[a]	$265	$262,930
Series 2013-B, Class A1
FRN, (1 mo. LIBOR + .650%)
1.08%, 07/15/22[a]	910	908,128
Series 2013-C, Class A1
FRN, (1 mo. LIBOR + .850%)
1.29%, 02/15/22[a]	680	679,246
Series 2013-C, Class A2B
FRN, (1 mo. LIBOR + 1.400%)
1.84%, 10/15/31[a]	1,750	1,741,385
Series 2014-A, Class A1
FRN, (1 mo. LIBOR US + .600%)
1.03%, 07/15/22 (Call 05/15/16)[a]	5,461	5,446,693
Series 2015-B, Class A1
FRN, (1 mo. LIBOR + .700%)
1.13%, 02/15/23[a]	2,776	2,766,827
SLM Student Loan Trust
Series 2006-4, Class A5
FRN, (3 mo. LIBOR + .100%)
0.74%, 10/27/25	1,065	1,056,574
Series 2011-2, Class A1
FRN, (1 mo. LIBOR + .600%)
1.04%, 11/25/27	1,007	991,754
SMB Private Education Loan Trust
Series 2014-A, Class A1
FRN, (1 mo. LIBOR + .500%)
0.93%, 09/15/21[a]	1,304	1,298,315
Series 2015-A, Class A1
FRN, (1 mo. LIBOR + .600%)
1.03%, 07/17/23[a]	3,795	3,783,272
Series 2015-C, Class A1
FRN, (1 mo. LIBOR US + .900%)
1.33%, 07/15/22 (Call 05/15/16)[a]	5,768	5,765,616
SoFi Professional Loan Program LLC
Series 2014-A, Class A1
FRN, (1 mo. LIBOR + 1.600%)
2.04%, 06/25/25[a]	1,013	1,011,086

Security	Principal (000s)	Value
Series 2014-B, Class A1
FRN, (1 mo. LIBOR + 1.250%)
1.69%, 08/25/32[a]	$653	$644,577
Series 2014-B, Class A2
2.55%, 08/27/29[a]	4,019	4,004,357
Series 2015-A, Class A1
FRN, (1 mo. LIBOR + 1.200%)
1.64%, 03/25/33[a]	1,899	1,870,698
SWAY Residential Trust
Series 2014-1, Class A
FRN, (1 mo. LIBOR + 1.300%)
1.74%, 01/17/32[a]	6,503	6,466,167
Symphony CLO Ltd.
Series 2012-10AR, Class AR
FRN, (3 mo. LIBOR + 1.270%)
1.56%, 07/23/23[a]	3,630	3,621,392
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A
FRN, (1 mo. LIBOR + .450%)
0.88%, 03/15/20	9,295	9,296,907
Series 2012-6, Class A
1.36%, 08/17/20	23,119	23,132,564
Voya CLO Ltd.
Series 2013-1A, Class A1
FRN, (3 mo. LIBOR US + 1.140%)
1.77%, 04/15/24 (Call 07/15/16)[a]	1,900	1,882,895
Wheels SPV 2 LLC
Series 2014-1A, Class A2
0.84%, 03/20/23 (Call 06/20/17)[a]	227	226,144
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.54%, 08/16/21	15,000	15,041,362
Series 2015-A, Class A
FRN, (1 mo. LIBOR + .480%)
0.91%, 02/15/22	15,405	15,361,268

TOTAL ASSET-BACKED SECURITIES
(Cost: $693,544,035)		692,838,507

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.70%

MORTGAGE-BACKED SECURITIES — 8.70%
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
FRN, (1 mo. LIBOR + 1.050%)
1.48%, 09/15/26[a]	$525	$523,354
Series 2014-FL1, Class A
FRN, (1 mo. LIBOR + 1.400%)
1.83%, 12/15/31[a]	2,670	2,665,512
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
VRN
5.77%, 02/10/51	1,877	1,953,616
Series 2007-5, Class A4
5.49%, 02/10/51	2,922	3,018,282
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2007-1, Class A4
5.45%, 01/15/49	5,967	6,088,926
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/38	182	184,216
Series 2006-T22, Class AJ
VRN
5.89%, 04/12/38	330	330,359
Series 2007-PW15, Class A1A
5.32%, 02/11/44	217	221,871
Series 2007-PW15, Class A4
5.33%, 02/11/44	780	795,724
Series 2007-PW16, Class A4
VRN
5.91%, 06/11/40	4,911	5,064,147
Series 2007-PW17, Class A4
VRN
5.69%, 06/11/50	7,350	7,646,356
Series 2007-PW18, Class A1A
5.60%, 06/11/50	2,643	2,782,908

Security	Principal (000s)	Value
Series 2007-PW18, Class A4
5.70%, 06/11/50	$1,300	$1,347,653
Brunel Residential Mortgage Securitisation PLC
Series 2007-1A, Class A4C
FRN, (3 mo. LIBOR US + .200%)
0.83%, 01/13/39 (Call 07/13/16)[a]	868	855,721
Carefree Portfolio Trust
Series 2014-CARE, Class A
FRN, (1 mo. LIBOR + 1.320%)
1.75%, 11/15/19[a]	4,500	4,491,896
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	14,689	14,938,153
CD Mortgage Trust
Series 2007-CD5, Class A4
VRN
5.89%, 11/15/44	4,293	4,476,359
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class A
FRN, (1 mo. LIBOR + 1.400%)
1.83%, 12/15/27[a]	6,949	6,918,854
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49	1,872	1,883,681
Series 2014-388G, Class A
FRN, (1 mo. LIBOR + .750%)
1.18%, 06/15/33[a]	2,125	2,123,682
COMM Mortgage Trust
Series 2006-C8, Class AM
5.35%, 12/10/46	5,000	5,068,404
Series 2007-C9, Class A4
VRN
6.01%, 12/10/49	801	831,417
Series 2014-FL5, Class A
FRN, (1 mo. LIBOR + 1.370%)
1.81%, 10/15/31[a]	1,375	1,350,306
Series 2014-PAT, Class A
FRN, (1 mo. LIBOR + .800%)
1.24%, 08/13/27[a]	1,420	1,397,284

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/49	$1,497	$1,562,254
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AM
VRN
6.24%, 06/15/38	2,500	2,500,651
Series 2006-C5, Class A3
5.31%, 12/15/39	432	433,987
Series 2008-C1, Class A3
VRN
6.27%, 02/15/41	2,752	2,871,738
DBRR Trust
Series 2013-EZ3, Class A
VRN
1.64%, 12/18/49 (Call 06/17/16)[a]	490	488,896
FCT Marsollier Mortgages
Series 2009-1, Class A
FRN, (3 mo. Euribor + .500%)
0.26%, 09/27/50[b]	23	26,125
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	1,000	1,010,745
Hilton USA Trust Series 2013-HLT, Class EFX
2.66%, 11/05/30[a]	17,255	17,329,419
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class A4
VRN
6.15%, 04/17/45	575	574,148
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,264	2,298,079
Series 2007-CB18, Class A1A
VRN
5.43%, 06/12/47	241	244,471
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,781	1,813,490
Series 2007-CB20, Class A4
VRN
5.79%, 02/12/51	1,675	1,741,496

Security	Principal (000s)	Value
Series 2007-LDPX, Class A3
5.42%, 01/15/49	$17,813	$18,208,430
Series 2013-WT, Class A
2.80%, 02/16/25[a]	3,987	4,021,885
Series 2014-FL6, Class A
FRN, (1 mo. LIBOR + 1.400%)
1.83%, 11/15/31[a]	2,126	2,130,069
Series 2015-CSMO, Class A
FRN, (1 mo. LIBOR + 1.250%)
1.68%, 01/15/32[a]	6,930	6,899,550
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
VRN
6.05%, 07/15/44	3,740	3,899,523
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AM
VRN
6.12%, 06/15/38	1,250	1,252,986
Series 2006-C7, Class A3
5.35%, 11/15/38	484	487,183
Series 2007-C2, Class A1A
5.39%, 02/15/40	2,488	2,540,348
Series 2007-C2, Class A3
5.43%, 02/15/40	1,958	1,995,165
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM
VRN
5.78%, 08/12/43	4,400	4,417,517
ML-CFC Commercial Mortgage Trust
Series 2006-3, Class A4
VRN
5.41%, 07/12/46	1,770	1,776,369
Series 2006-4, Class AM
5.20%, 12/12/49	2,050	2,081,287
Series 2007-9, Class A4
5.70%, 09/12/49	3,756	3,895,793
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4FL
FRN, (1 mo. LIBOR + .148%)
0.58%, 07/12/44	759	754,875
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	359	363,637

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2006-T23, Class A4
VRN
6.12%, 08/12/41	$607	$606,977
Series 2007-HQ11, Class A4FL
FRN, (1 mo. LIBOR + .135%)
0.57%, 02/12/44	3,960	3,929,545
Series 2007-IQ13, Class A1A
5.31%, 03/15/44	5,049	5,166,876
Series 2007-IQ15, Class A4
VRN
6.11%, 06/11/49	3,562	3,695,001
Series 2007-IQ16 Class A4
5.81%, 12/12/49	6,046	6,302,531
Series 2007-T25, Class A3
VRN
5.51%, 11/12/49	396	400,496
Series 2007-T27, Class A4
VRN
5.82%, 06/11/42	8,424	8,764,654
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A1A
5.30%, 11/15/48	214	217,348
Series 2007-C32, Class AMFL
FRN, (1 mo. LIBOR + .220%)
0.65%, 06/15/49[a]	8,000	7,782,868

		201,445,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $201,710,390)		201,445,093

CORPORATE BONDS & NOTES — 46.27%

AEROSPACE & DEFENSE — 0.12%
Harris Corp.
4.25%, 10/01/16	2,260	2,291,025
L-3 Communications Corp.
3.95%, 11/15/16	403	408,377

		2,699,402
AGRICULTURE — 1.68%
BAT International Finance PLC
FRN, (3 mo. LIBOR US + .510%)
1.14%, 06/15/18[a]	2,000	1,995,322
Philip Morris International Inc.
1.25%, 08/11/17	2,100	2,108,259
1.63%, 03/20/17	8,750	8,816,159

Security	Principal (000s)	Value
2.50%, 05/16/16	$3,000	$3,002,043
Reynolds American Inc.
3.50%, 08/04/16[c]	22,800	22,954,379

		38,876,162
AIRLINES — 0.17%
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	2,558	2,609,364
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18	105	109,077
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	1,244	1,303,373

		4,021,814
AUTO MANUFACTURERS — 1.21%
Daimler Finance North America LLC
2.63%, 09/15/16[a]	2,250	2,264,152
FRN, (3 mo. LIBOR US + .340%)
0.96%, 08/01/17[a]	1,700	1,691,917
FRN, (3 mo. LIBOR US + .680%)
1.30%, 08/01/16[a]	2,000	2,000,900
FRN, (3 mo. LIBOR US + .710%)
1.33%, 08/03/17[a]	6,450	6,448,523
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + .630%)
1.26%, 03/27/17[c]	1,600	1,595,896
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,965	13,071,883
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + .550%)
1.18%, 03/03/17[a]	250	250,057
FRN, (3 mo. LIBOR US + .700%)
1.33%, 09/26/16[a]	750	751,326

		28,074,654
BANKS — 19.86%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17[c]	4,000	4,012,044
ABN AMRO Bank NV
FRN, (3 mo. LIBOR US + .800%)
1.43%, 10/28/16[a]	635	636,083

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Bank of America Corp.
1.35%, 11/21/16[c]	$1,300	$1,301,613
5.63%, 10/14/16	910	928,620
FRN, (3 mo. LIBOR US + .610%)
1.24%, 08/25/17	1,250	1,246,359
FRN, (3 mo. LIBOR US + .870%)
1.50%, 04/01/19	4,000	3,982,476
FRN, (3 mo. LIBOR US + 1.070%)
1.69%, 03/22/18[c]	6,750	6,784,290
Series 1
3.75%, 07/12/16	11,000	11,059,983
Bank of America N.A.
1.25%, 02/14/17	10,000	10,020,210
Bank of Montreal
FRN, (3 mo. LIBOR US + .610%)
1.25%, 07/31/18	3,350	3,341,860
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + .560%)
1.18%, 08/01/18[c]	10,000	9,976,880
Bank of Nova Scotia (The)
2.15%, 08/03/16[a]	20,000	20,064,420
Banque Federative du Credit Mutuel SA
FRN, (3 mo. LIBOR US + .850%)
1.48%, 01/20/17[a]	1,000	1,002,615
Barclays Bank PLC
FRN, (3 mo. LIBOR US + .580%)
1.20%, 02/17/17[c]	7,150	7,156,213
BB&T Corp.
FRN, (3 mo. LIBOR US + .860%)
1.49%, 06/15/18 (Call 05/15/18)	23,775	23,782,489
BNP Paribas SA
FRN, (3 mo. LIBOR US + .590%)
1.22%, 12/12/16	750	751,608
BPCE SA
FRN, (3 mo. LIBOR US + .630%)
1.27%, 06/17/17	700	698,996
FRN, (3 mo. LIBOR US + .850%)
1.47%, 02/10/17	1,900	1,905,502
Branch Banking & Trust Co.
FRN, (3 mo. LIBOR US + .300%)
0.92%, 05/23/17	2,000	1,994,190

Security	Principal (000s)	Value
Capital One Financial Corp.
3.15%, 07/15/16	$26,150	$26,264,223
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + .680%)
1.30%, 02/05/18 (Call 01/05/18)	500	498,972
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + 1.150%)
1.77%, 08/17/18 (Call 07/18/18)	6,250	6,287,544
Citigroup Inc.
1.85%, 11/24/17	10,000	10,035,530
FRN, (3 mo. LIBOR US + .540%)
1.18%, 03/10/17	1,750	1,748,234
FRN, (3 mo. LIBOR US + .960%)
1.60%, 07/25/16	975	976,522
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + .680%)
1.31%, 04/27/18[c]	10,035	9,953,375
FRN, (3 mo. LIBOR US + .690%)
1.33%, 01/29/18	1,250	1,245,444
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + .470%)
1.11%, 05/30/17[c]	1,000	995,203
FRN, (3 mo. LIBOR US + .680%)
1.30%, 02/13/18[c]	3,000	2,972,031
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	12,500	12,519,325
FRN, (3 mo. LIBOR US + .510%)
1.13%, 11/18/16 (Call 10/18/16)	1,500	1,501,982
Goldman Sachs Group Inc. (The)
1.68%, 04/25/19	14,000	14,009,240
6.25%, 09/01/17	1,500	1,591,884
FRN, (3 mo. LIBOR US + .625%)
1.26%, 06/04/17	5,000	4,997,880
FRN, (3 mo. LIBOR US + 1.200%)
1.84%, 04/30/18	7,000	7,036,155
HSBC Bank PLC
FRN, (3 mo. LIBOR US + .640%)
1.26%, 05/15/18[a]	5,000	4,973,610

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
HSBC USA Inc.
FRN, (3 mo. LIBOR US + .450%)
1.08%, 03/03/17	$3,000	$2,997,159
FRN, (3 mo. LIBOR US + .770%)
1.39%, 08/07/18	3,250	3,239,792
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	4,575	4,581,002
FRN, (3 mo. LIBOR US + .425%)
1.06%, 04/24/17 (Call 03/25/17)	1,405	1,402,298
ING Bank NV
FRN, (3 mo. LIBOR US + .550%)
1.19%, 03/16/18[a]	4,250	4,231,542
JPMorgan Chase & Co.
1.35%, 02/15/17[c]	20,000	20,060,080
FRN, (3 mo. LIBOR US + .520%)
1.14%, 02/15/17	4,952	4,953,699
FRN, (3 mo. LIBOR US + .550%)
1.19%, 04/25/18	3,000	2,989,605
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	7,250	7,256,293
FRN, (3 mo. LIBOR US + .490%)
1.12%, 11/25/16 (Call 10/25/16)	17,250	17,267,284
Morgan Stanley
5.45%, 01/09/17	5,000	5,145,650
5.75%, 10/18/16	5,000	5,106,645
FRN, (3 mo. LIBOR US + .740%)
1.37%, 01/05/18[c]	1,600	1,594,722
FRN, (3 mo. LIBOR US + 1.280%)
1.92%, 04/25/18	6,282	6,356,919
FRN, (3 mo. LIBOR US + 1.375%)
2.00%, 02/01/19	15,000	15,169,170
MUFG Union Bank N.A.
FRN, (3 mo. LIBOR US + .750%)
1.38%, 09/26/16	1,000	1,001,684
National Bank of Canada
2.20%, 10/19/16[a,c]	10,500	10,555,545
Nordea Bank AB
FRN, (3 mo. LIBOR US + .840%)
1.48%, 09/17/18[a]	10,000	10,023,240

Security	Principal (000s)	Value
Nordea Eiendomskreditt AS
2.13%, 09/22/16[a]	$3,475	$3,489,647
Royal Bank of Canada
1.13%, 07/22/16	19,000	19,012,768
FRN, (3 mo. LIBOR US + .540%)
1.18%, 07/30/18	3,400	3,391,782
FRN, (3 mo. LIBOR US + .700%)
1.34%, 12/10/18	2,300	2,300,002
Royal Bank of Scotland Group PLC
FRN, (3 mo. LIBOR US + .940%)
1.57%, 03/31/17	1,150	1,149,195
SpareBank 1 Boligkreditt AS
2.63%, 05/27/16[a]	1,250	1,250,988
Standard Chartered PLC
3.20%, 05/12/16[a]	4,171	4,173,365
State Street Corp.
5.38%, 04/30/17	4,000	4,177,800
Sumitomo Mitsui Banking Corp.
FRN, (3 mo. LIBOR US + .940%)
1.57%, 01/18/19	5,500	5,511,753
Sumitomo Mitsui Trust Bank Ltd.
FRN, (3 mo. LIBOR US + .780%)
1.42%, 09/16/16[a]	500	500,872
Swedbank Hypotek AB
2.13%, 08/31/16[a]	11,000	11,047,135
Toronto-Dominion Bank (The)
1.63%, 09/14/16[a]	22,000	22,062,216
FRN, (3 mo. LIBOR US + .540%)
1.18%, 07/23/18	5,700	5,687,306
U.S. Bancorp. Series F
2.20%, 11/15/16 (Call 10/14/16)	10,384	10,454,539
UBS AG/Stamford CT
FRN, (3 mo. LIBOR US + .700%)
1.33%, 03/26/18	6,950	6,948,554
Wells Fargo & Co.
2.63%, 12/15/16[c]	8,000	8,088,872
FRN, (3 mo. LIBOR US + .400%)
1.03%, 09/14/18	4,325	4,297,813
FRN, (3 mo. LIBOR US + .630%)
1.27%, 04/23/18[c]	4,000	4,001,860

		459,732,401

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
BEVERAGES — 1.49%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	$1,250	$1,274,606
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	15,000	15,035,085
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	9,700	9,742,040
PepsiCo Inc.
FRN, (3 mo. LIBOR US + .350%)
0.98%, 10/13/17	8,500	8,515,360

		34,567,091
BIOTECHNOLOGY — 1.05%
Amgen Inc.
1.25%, 05/22/17	2,250	2,253,503
2.13%, 05/15/17	4,090	4,132,458
2.30%, 06/15/16[c]	7,750	7,765,260
2.50%, 11/15/16[c]	10,000	10,090,340

		24,241,561
COMPUTERS — 0.71%
Hewlett Packard Enterprise Co.
FRN, (3 mo. LIBOR US + 1.930%)
2.56%, 10/05/18[a]	16,340	16,514,184

		16,514,184
DIVERSIFIED FINANCIAL SERVICES — 2.43%
American Express Credit Corp.
1.13%, 06/05/17	10,704	10,697,942
2.80%, 09/19/16	3,000	3,022,221
Credit Suisse USA Inc.
5.85%, 08/16/16	5,000	5,070,115
Ford Motor Credit Co. LLC
1.70%, 05/09/16	750	750,085
3.98%, 06/15/16	15,570	15,623,405
8.00%, 12/15/16	2,000	2,083,780
FRN, (3 mo. LIBOR US + .570%)
1.21%, 12/06/17	1,000	992,799
FRN, (3 mo. LIBOR US + 1.250%)
1.87%, 05/09/16	1,500	1,500,218
General Electric Co.
2.95%, 05/09/16	5,000	5,001,725

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
2.75%, 05/15/16	$7,363	$7,367,226
HSBC Finance Corp.
FRN, (3 mo. LIBOR US + .430%)
1.07%, 06/01/16	4,025	4,025,712

		56,135,228
ELECTRIC — 0.85%
Dominion Resources Inc./VA
1.25%, 03/15/17	1,265	1,265,286
Duke Energy Corp.
2.15%, 11/15/16	715	718,778
Duke Energy Indiana LLC
6.05%, 06/15/16[c]	7,300	7,344,150
Jersey Central Power & Light Co.
5.63%, 05/01/16	7,339	7,339,000
Ohio Power Co.
6.00%, 06/01/16	835	837,923
Southern Co. (The)
1.95%, 09/01/16	2,105	2,112,778

		19,617,915
ELECTRONICS — 0.22%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	5,000	4,999,615

		4,999,615
FOOD — 0.04%
Wm Wrigley Jr Co.
1.40%, 10/21/16[a]	1,000	1,002,150

		1,002,150
HEALTH CARE — PRODUCTS — 0.10%
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	2,250	2,251,719

		2,251,719
HEALTH CARE — SERVICES — 2.24%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	2,066	2,075,782
Coventry Health Care Inc.
5.95%, 03/15/17	11,271	11,736,537
UnitedHealth Group Inc.
1.45%, 07/17/17	9,450	9,503,648
6.00%, 06/15/17	583	614,743

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .450%)
1.08%, 01/17/17	$12,000	$12,018,060
Ventas Realty LP
1.55%, 09/26/16	15,900	15,923,198

		51,871,968
HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
FRN, (3 mo. LIBOR US + .570%)
1.19%, 02/09/18 (Call 01/09/18)	2,000	1,987,652

		1,987,652
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
1.35%, 03/01/17	2,150	2,157,138

		2,157,138
INSURANCE — 4.12%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	4,000	4,061,716
American International Group Inc.
5.60%, 10/18/16	8,459	8,643,449
Aon Corp.
3.13%, 05/27/16	15,830	15,861,090
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + .690%)
1.32%, 03/15/19	10,000	10,084,920
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	12,177	12,605,740
5.50%, 10/15/16	1,967	2,004,465
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	13,445	13,645,599
MetLife Inc.
6.75%, 06/01/16	12,451	12,506,756
Pricoa Global Funding I
1.15%, 11/25/16[a]	6,180	6,182,472
Prudential Financial Inc.
3.00%, 05/12/16	9,715	9,722,665

		95,318,872
LODGING — 0.04%
Marriott International Inc./MD
6.20%, 06/15/16	945	950,610

		950,610

Security	Principal (000s)	Value
MEDIA — 1.23%
Comcast Corp.
4.95%, 06/15/16	$7,722	$7,760,610
6.50%, 01/15/17	18,000	18,696,654
Cox Communications Inc.
5.88%, 12/01/16[a]	1,850	1,894,209

		28,351,473
PHARMACEUTICALS — 2.73%
AbbVie Inc.
1.75%, 11/06/17	25,992	26,126,249
Actavis Funding SCS
1.85%, 03/01/17	12,000	12,041,796
FRN, (3 mo. LIBOR US + .875%)
1.51%, 09/01/16	7,000	7,008,701
FRN, (3 mo. LIBOR US + 1.080%)
1.71%, 03/12/18[c]	2,000	2,009,168
Mylan Inc.
1.80%, 06/24/16	14,800	14,812,772
Perrigo Co. PLC
1.30%, 11/08/16	1,220	1,217,436

		63,216,122
REAL ESTATE INVESTMENT TRUSTS — 1.12%
ERP Operating LP
5.75%, 06/15/17	5,000	5,250,705
Simon Property Group LP
2.80%, 01/30/17 (Call 10/30/16)	13,686	13,810,269
Ventas Realty LP
1.25%, 04/17/17	4,420	4,411,160
Welltower Inc.
6.20%, 06/01/16	2,500	2,509,657

		25,981,791
RETAIL — 1.53%
AutoZone Inc.
6.95%, 06/15/16	4,000	4,027,100
CVS Health Corp.
1.20%, 12/05/16	2,000	2,004,810
5.75%, 06/01/17	3,553	3,731,752
6.13%, 08/15/16	17,013	17,275,034
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	5,230	5,372,915
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	3,000	3,014,760

		35,426,371

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 2.11%
AT&T Inc.
2.40%, 08/15/16	$11,742	$11,797,610
2.40%, 03/15/17[c]	16,500	16,669,670
Orange SA
2.75%, 09/14/16	2,000	2,012,596
Verizon Communications Inc.
1.35%, 06/09/17	7,000	7,018,018
FRN, (3 mo. LIBOR US + .400%)
1.04%, 06/09/17	3,500	3,502,590
FRN, (3 mo. LIBOR US + 1.530%)
2.16%, 09/15/16	3,250	3,265,252
FRN, (3 mo. LIBOR US + 1.750%)
2.38%, 09/14/18[c]	4,500	4,619,655

		48,885,391
TRANSPORTATION — 0.27%
Kansas City Southern
FRN, (3 mo. LIBOR US + .700%)
1.33%, 10/28/16[a]	4,000	3,971,780
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	565	570,269
5.85%, 11/01/16	1,600	1,637,362

		6,179,411
TRUCKING & LEASING — 0.77%
GATX Corp.
1.25%, 03/04/17	5,350	5,324,106
3.50%, 07/15/16	4,575	4,595,812
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[a]	7,695	7,853,117

		17,773,035

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,070,515,919)		1,070,833,730

FOREIGN GOVERNMENT OBLIGATIONS[d] — 5.27%

ITALY — 0.04%
Italy Government International Bond
5.25%, 09/20/16	1,000	1,015,120

		1,015,120

Security	Principal (000s)	Value
JAPAN — 5.23%
Japan Treasury Discount Bill
0.01%, 05/12/16[e]	$12,940,000	$120,938,900

		120,938,900

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $120,940,058)		121,954,020

MUNICIPAL DEBT OBLIGATIONS — 0.14%

NEW JERSEY — 0.14%
New Jersey Economic Development Authority RB Series Q
1.10%, 06/15/16	3,180	3,180,604

		3,180,604

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,179,322)		3,180,604

REPURCHASE AGREEMENTS — 2.59%
Barclays Capital Inc., 1.01%, 05/02/16[f] (Purchased on 04/29/16 to be repurchased at $15,001,263, collateralized by various non-agency asset-backed securities, 0.00% to 6.07%, due 04/16/21 to 10/18/52, par and fair value of $20,854,422 and $17,250,000, respectively)[g]	15,000	15,000,000
Merrill Lynch, 1.09%, 05/02/16[f] (Purchased on 04/29/16 to be repurchased at $15,001,363, collateralized by a non-agency asset-backed security, 5.59%, due 10/25/33, par and fair value of $17,117,934 and $17,250,001, respectively)[g]	15,000	15,000,000

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
Mizuho Securities USA Inc., 1.74%, 05/02/16[f] (Purchased on 04/29/16 to be repurchased at $30,004,346, collateralized by various non-agency asset-backed securities, 0.54% to 5.44%, due 03/25/36 to 06/25/37, par and fair value of $55,913,495 and $34,500,000, respectively)[g]	$30,000	$30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $60,000,000)		60,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.35%
Federal Home Loan Mortgage Corp.
1.00%, 04/27/18 (Call 04/27/17)	23,630	23,638,460
1.05%, 02/26/18 (Call 05/26/16)	20,000	20,000,500
1.05%, 04/27/18 (Call 07/27/16)	23,630	23,631,607
1.13%, 10/11/18 (Call 07/11/16)	16,250	16,248,797
1.30%, 04/29/19 (Call 07/29/16)	8,185	8,179,017
1.40%, 03/29/19 (Call 06/29/16)	20,000	20,001,220
Federal National Mortgage Association
5.00%, 01/01/20	11,595	12,016,713

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $123,722,956)		123,716,314

MONEY MARKET FUNDS — 3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[h,i,j]	46,061	46,060,786
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[h,i,j]	23,450	23,450,216

TOTAL MONEY MARKET FUNDS
(Cost: $69,511,002)		69,511,002

Value
TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $2,343,123,682)	$2,343,479,270
Other Assets, Less Liabilities — (1.26)%	(29,076,702)

NET ASSETS — 100.00%	$2,314,402,568

FRN	— Floating Rate Note
RB	— Revenue Bond
VRN	— Variable Rate Note

Forward currency contracts as of April 30, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 119,768,238	JPY 12,940,000,000	05/12/2016	HSBC	$(1,186,624)

Counterparty:

HSBC — HSBC Bank PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Investments are denominated in U.S. dollars.
[e]	Rates shown are the discount rate or range of discount rates at time of purchase.
[f]	Variable rate security. Rate shown is as of report date.
[g]	Maturity date represents next reset date.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 102.20%

ARIZONA — 1.56%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17 (AGM)	$455	$467,572

		467,572
CALIFORNIA — 3.40%
California Housing Finance Agency RB Series A
0.85%, 08/01/16	20	20,000
Lake Elsinore School District RB Series A
2.00%, 06/30/16	1,000	1,002,650

		1,022,650
COLORADO — 0.34%
City & County of Denver CO COP
3.00%, 12/01/16	100	101,375

		101,375
FLORIDA — 6.32%
Village Community Development District No. 7 RB
3.00%, 05/01/16	555	555,078
3.00%, 05/01/17	590	602,856
Volusia County Educational Facility Authority RB
2.00%, 10/15/16	105	105,638
3.00%, 10/15/17	110	113,412
5.00%, 06/01/17	500	522,820

		1,899,804
GEORGIA — 5.79%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,738,590

		1,738,590
ILLINOIS — 6.18%
Illinois Finance Authority RB
5.00%, 08/15/17	375	391,927
Illinois State University RB
2.00%, 04/01/17 (AGM)	1,200	1,210,656
Village of Romeoville IL RB
4.00%, 10/01/16	250	253,133

		1,855,716

Security	Principal (000s)	Value
KENTUCKY — 1.40%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18	$400	$421,124

		421,124
MICHIGAN — 8.92%
Lawton Community Schools GO
2.00%, 05/01/17	605	612,599
Macomb Township Building Authority RB
3.00%, 04/01/17	500	510,085
3.00%, 04/01/18	500	521,235
Michigan Strategic Fund RB
5.00%, 03/01/17	1,000	1,034,980

		2,678,899
NEW JERSEY — 21.64%
City of Newark NJ RB
5.00%, 09/01/17	2,000	2,088,300
New Jersey Economic Development Authority RB
Series A
5.00%, 05/01/17	1,240	1,288,360
Series EE
5.00%, 09/01/17 (ETM)	610	644,630
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17	2,350	2,481,952

		6,503,242
NEW YORK — 16.62%
County of Broome NY GOL
2.00%, 05/05/17	1,000	1,010,950
County of Niagara NY GO Series C
1.50%, 05/12/16	1,400	1,400,378
Elmira City School District GO
5.00%, 06/15/17	300	314,715
Town of Pittsford NY GOL
2.00%, 09/08/16	1,200	1,204,368
Troy Capital Resource Corp. RB
5.00%, 09/01/18	975	1,064,047

		4,994,458

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OHIO — 11.76%
City of Avon OH Water System Revenue RB Series 2
0.85%, 02/02/17	$1,000	$999,810
City of Garfield Heights OH RB
1.50%, 06/22/16	600	600,522
City of Seven Hills OH GOL
1.13%, 07/07/16	1,200	1,200,024
Urbana City School District GO
5.00%, 12/01/17	690	734,484

		3,534,840
OKLAHOMA — 4.08%
Cleveland County Justice Authority RB
3.00%, 03/01/17	1,205	1,226,232

		1,226,232
PENNSYLVANIA — 3.76%
Pottsgrove School District GOL
2.00%, 08/15/16	365	366,394
3.00%, 08/15/17	740	762,378

		1,128,772
RHODE ISLAND — 5.96%
Providence Redevelopment Agency RB Series A
3.00%, 04/01/17	1,210	1,230,691
Town of Coventry RI GO
4.00%, 03/15/17	545	560,462

		1,791,153
TEXAS — 3.33%
Port of Port Arthur Navigation District RB
0.52%, 11/01/40 (Call 06/14/16)	900	900,000
Southmost Regional Water Authority
5.00%, 09/01/16	100	101,421

		1,001,421
WEST VIRGINIA — 1.14%
Berkeley County Public Service District RB
2.00%, 12/01/17	335	341,067

		341,067

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $30,683,952)		30,706,915

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 0.29%
BlackRock Liquidity Funds: MuniCash Portfolio
0.18%[a,b]	87	$87,471

		87,471

TOTAL MONEY MARKET FUNDS
(Cost: $87,471)		87,471

TOTAL INVESTMENTS IN SECURITIES — 102.49%
(Cost: $30,771,423)		30,794,386
Other Assets, Less Liabilities — (2.49)%		(747,307)

NET ASSETS — 100.00%		$30,047,079

COP — Certificates of Participation

EMT — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CERTIFICATES OF DEPOSIT — 17.69%
Bank of Nova Scotia (The)
0.80%, 08/26/16	$400	$400,161
Canadian Imperial Bank of Commerce
0.78%, 08/02/16	250	250,113
Mizuho Bank Ltd.
1.32%, 05/17/17	600	599,868
Norinchukin Bank (The)
0.85%, 09/06/16	350	350,146
Royal Bank of Canada
1.01%, 03/10/17	350	350,099
Svenska Handelsbanken AB
1.04%, 04/21/17	250	250,035
Toronto-Dominion Bank (The)
0.88%, 10/17/16	100	100,047
Wells Fargo Bank N.A.
1.03%, 04/13/17	250	250,053
Westpac Banking Corp./NY
0.89%, 10/21/16	100	100,043

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,649,947)		2,650,565

COMMERCIAL PAPER[a] — 12.97%
B.A.T. International Finance PLC
0.95%, 07/12/16	500	499,411
Coca-Cola Co. (The)
0.98%, 03/01/17	250	248,041
Credit Agricole SA
0.90%, 09/09/16	350	349,140
Old Line Funding LLC
0.88%, 10/11/16	250	249,066
Societe Generale SA
0.66%, 07/08/16	350	349,655
Westpac Banking Corp.
0.94%, 10/19/16	250	248,962

TOTAL COMMERCIAL PAPER
(Cost: $1,943,286)		1,944,275

CORPORATE BONDS & NOTES — 60.79%

AUTO MANUFACTURERS — 5.35%
Nissan Motor Acceptance Corp. FRN, (3 mo. LIBOR US + .800%)
1.43%, 04/06/18[b]	300	299,886

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.010%)
1.65%, 03/08/19[b]	$250	$251,180
Toyota Motor Credit Corp. FRN, (3 mo. LIBOR US + .380%)
1.01%, 04/06/18	250	250,030

		801,096
BANKS — 39.92%
Australia & New Zealand Banking Group Ltd. FRN, (3 mo. LIBOR US + .440%)
1.07%, 01/16/18[b]	400	397,299
Bank of America N.A. FRN, (3 mo. LIBOR US + .470%)
1.09%, 11/14/16	500	500,465
Barclays Bank PLC
5.00%, 09/22/16	400	406,293
BNP Paribas SA
1.25%, 12/12/16	250	250,458
BPCE SA FRN, (3 mo. LIBOR US + .850%)
1.47%, 02/10/17	400	401,159
Citigroup Inc. FRN, (3 mo. LIBOR US + .860%)
1.50%, 12/07/18	400	397,615
Commonwealth Bank of Australia FRN, (3 mo. LIBOR US + .400%)
1.03%, 03/12/18[b]	300	298,487
FRN, (3 mo. LIBOR US + .500%)
1.12%, 09/20/16[b]	100	100,175
Cooperatieve Rabobank UA
3.38%, 01/19/17	350	355,651
JPMorgan Chase & Co.
1.35%, 02/15/17	300	300,901
FRN, (3 mo. LIBOR US + .550%)
1.19%, 04/25/18	400	398,614
Lloyds Bank PLC
4.20%, 03/28/17	150	154,003
Macquarie Bank Ltd.
5.00%, 02/22/17[b]	325	334,618
Morgan Stanley
5.75%, 10/18/16	155	158,306
Nordea Bank AB
0.88%, 05/13/16[b]	275	275,028
1.25%, 04/04/17[b]	250	250,367

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
1.30%, 01/10/17	$250	$250,092
2.90%, 07/22/16[b]	250	251,076
Suncorp-Metway Ltd. FRN, (3 mo. LIBOR US + .470%)
1.09%, 05/23/16[b]	250	250,000
Toronto-Dominion Bank (The)
1.50%, 09/09/16	250	250,651

		5,981,258
DIVERSIFIED FINANCIAL SERVICES — 1.34%
American Express Credit Corp.
2.80%, 09/19/16	100	100,741
General Electric Co. FRN, (3 mo. LIBOR US + .200%)
0.82%, 05/11/16	100	100,007

		200,748
INSURANCE — 1.45%
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	115	116,076
FRN, (3 mo. LIBOR US + .550%)
1.18%, 03/07/18	100	100,462

		216,538
MACHINERY — 4.69%
Caterpillar Financial Services Corp. FRN, (3 mo. LIBOR US + .700%)
1.33%, 02/23/18	300	302,482
John Deere Capital Corp. FRN, (3 mo. LIBOR US + .450%)
1.08%, 07/11/17	400	400,715

		703,197
OIL & GAS — 3.02%
BP Capital Markets PLC FRN, (3 mo. LIBOR US + .350%)
0.97%, 02/10/17	100	99,927
Exxon Mobil Corp. FRN, (3 mo. LIBOR US + .600%)
1.23%, 02/28/18	350	352,912

		452,839
PHARMACEUTICALS — 2.67%
Bayer U.S. Finance LLC FRN, (3 mo. LIBOR US + .280%)
0.91%, 10/06/17[b]	400	400,053

		400,053

Security	Principal or Shares (000s)	Value
RETAIL — 0.67%
Lowe’s Companies Inc. FRN, (3 mo. LIBOR US + .600%)
1.23%, 09/14/18	$100	$100,895

		100,895
TELECOMMUNICATIONS — 1.68%
Verizon Communications Inc. FRN, (3 mo. LIBOR US + 1.530%)
2.16%, 09/15/16	250	251,173

		251,173

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,090,595)		9,107,797

U.S. GOVERNMENT OBLIGATIONS — 8.01%
U.S. Treasury Note/Bond
0.38%, 10/31/16	900	899,790
0.63%, 06/30/17	300	299,906

		1,199,696

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,197,850)		1,199,696

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d]	53	52,611

TOTAL MONEY MARKET FUNDS
(Cost: $52,611)		52,611

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $14,934,289)		14,954,944
Other Assets, Less Liabilities — 0.19%		27,725

NET ASSETS — 100.00%		$14,982,669

FRN — Floating Rate Note

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2016

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,213,612,680	$30,683,952	$14,881,678
Repurchase agreements — unaffiliated	60,000,000	—	—
Affiliated (Note 2)	69,511,002	87,471	52,611

Total cost of investments	$2,343,123,682	$30,771,423	$14,934,289

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,213,968,268	$30,706,915	$14,902,333
Repurchase agreements — unaffiliated	60,000,000	—	—
Affiliated (Note 2)	69,511,002	87,471	52,611

Total fair value of investments	2,343,479,270	30,794,386	14,954,944
Foreign currency, at value[b]	50	—	—
Cash	89,764	—	217
Receivables:
Investment securities sold	1,302,508	—	—
Interest	8,598,510	269,746	29,717
Capital shares sold	15,033,797	—	—

Total Assets	2,368,503,899	31,064,132	14,984,878

LIABILITIES
Payables:
Investment securities purchased	2,923,394	1,010,900	—
Collateral for securities on loan (Note 1)	49,515,813	—	—
Unrealized depreciation on forward currency contracts (Note 1)	1,186,624	—	—
Investment advisory fees (Note 2)	475,500	6,153	2,209

Total Liabilities	54,101,331	1,017,053	2,209

NET ASSETS	$2,314,402,568	$30,047,079	$14,982,669

Net assets consist of:
Paid-in capital	$2,314,174,523	$30,010,940	$14,965,222
Undistributed net investment income	1,733,669	22,670	7,212
Accumulated net realized loss	(674,589)	(9,494)	(10,420)
Net unrealized appreciation (depreciation)	(831,035)	22,963	20,655

NET ASSETS	$2,314,402,568	$30,047,079	$14,982,669

Shares outstanding[c]	46,200,000	600,000	300,000

Net asset value per share	$50.10	$50.08	$49.94

[a]	Securities on loan with values of $48,344,777, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $49, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2016

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$931,480	$44	$3,949
Interest — unaffiliated	11,639,818	156,589	36,316
Securities lending income — affiliated — net (Note 2)	53,032	—	—

Total investment income	12,624,330	156,633	40,265

EXPENSES
Investment advisory fees (Note 2)	2,669,603	38,721	8,197

Total expenses	2,669,603	38,721	8,197
Less investment advisory fees waived (Note 2)	—	(80)	—

Net expenses	2,669,603	38,641	8,197

Net investment income	9,954,727	117,992	32,068

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,700,493	(411)	(15,575)
Foreign currency transactions	(6,197,534)	—	—

Net realized loss	(497,041)	(411)	(15,575)

Net change in unrealized appreciation/depreciation on:
Investments	4,030,208	(5,768)	27,018
Forward currency contracts	(1,240,941)	—	—
Translation of assets and liabilities in foreign currencies	(109)	—	—

Net change in unrealized appreciation/depreciation	2,789,158	(5,768)	27,018

Net realized and unrealized gain (loss)	2,292,117	(6,179)	11,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,246,844	$111,813	$43,511

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Short Maturity Bond ETF		iShares Short Maturity Municipal Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Period from March 3, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,954,727	$7,948,845	$117,992	$150,269
Net realized loss	(497,041)	(182,842)	(411)	(9,083)
Net change in unrealized appreciation/depreciation	2,789,158	(3,217,775)	(5,768)	28,731

Net increase in net assets resulting from operations	12,246,844	4,548,228	111,813	169,917

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,334,974)	(7,132,332)	(118,757)	(126,834)

Total distributions to shareholders	(9,334,974)	(7,132,332)	(118,757)	(126,834)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	730,190,515	1,445,296,850	—	45,000,000
Cost of shares redeemed	(200,006,132)	(80,138,822)	(4,994,826)	(9,994,234)

Net increase (decrease) in net assets from capital share transactions	530,184,383	1,365,158,028	(4,994,826)	35,005,766

INCREASE (DECREASE) IN NET ASSETS	533,096,253	1,362,573,924	(5,001,770)	35,048,849

NET ASSETS
Beginning of period	1,781,306,315	418,732,391	35,048,849	—

End of period	$2,314,402,568	$1,781,306,315	$30,047,079	$35,048,849

Undistributed net investment income included in net assets at end of period	$1,733,669	$1,113,916	$22,670	$23,435

SHARES ISSUED AND REDEEMED
Shares sold	14,600,000	28,850,000	—	900,000
Shares redeemed	(4,000,000)	(1,600,000)	(100,000)	(200,000)

Net increase (decrease) in shares outstanding	10,600,000	27,250,000	(100,000)	700,000

[a]	Commencement of operations.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

	iShares Ultra Short-Term Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,068	$60,917
Net realized gain (loss)	(15,575)	5,153
Net change in unrealized appreciation/depreciation	27,018	(25,041)

Net increase in net assets resulting from operations	43,511	41,029

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,489)	(62,833)
From net realized gain	—	(9,825)

Total distributions to shareholders	(31,489)	(72,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,463,963	—
Cost of shares redeemed	(9,986,485)	(2,499,161)

Net increase (decrease) in net assets from capital share transactions	2,477,478	(2,499,161)

INCREASE (DECREASE) IN NET ASSETS	2,489,500	(2,530,790)

NET ASSETS
Beginning of period	12,493,169	15,023,959

End of period	$14,982,669	$12,493,169

Undistributed net investment income included in net assets at end of period	$7,212	$6,633

SHARES ISSUED AND REDEEMED
Shares sold	250,000	—
Shares redeemed	(200,000)	(50,000)

Net increase (decrease) in shares outstanding	50,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Short Maturity Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.04	$50.15	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.23	0.44	0.44	0.02
Net realized and unrealized gain (loss)[c]	0.05	(0.13)	0.04	0.05

Total from investment operations	0.28	0.31	0.48	0.07

Less distributions from:
Net investment income	(0.22)	(0.42)	(0.40)	—

Total distributions	(0.22)	(0.42)	(0.40)	—

Net asset value, end of period	$50.10	$50.04	$50.15	$50.07

Total return	0.55%[d]	0.62%	0.96%	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,314,403	$1,781,306	$418,732	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.93%	0.87%	0.87%	0.42%
Portfolio turnover rate[f]	34%	23%	35%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Short Maturity Municipal Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 3, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.19	0.20
Net realized and unrealized gain[c]	0.01	0.04

Total from investment operations	0.20	0.24

Less distributions from:
Net investment income	(0.19)	(0.17)

Total distributions	(0.19)	(0.17)

Net asset value, end of period	$50.08	$50.07

Total return	0.38%[d]	0.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,047	$35,049
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.76%	0.59%
Portfolio turnover rate[f]	42%	184%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Ultra Short-Term Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from Dec. 11, 2013[a] to Oct. 31, 2014
Net asset value, beginning of period	$49.97	$50.08	$49.99

Income from investment operations:
Net investment income[b]	0.17	0.24	0.16
Net realized and unrealized gain (loss)[c]	(0.03)	(0.07)	0.06

Total from investment operations	0.14	0.17	0.22

Less distributions from:
Net investment income	(0.17)	(0.24)	(0.13)
Net realized gain	—	(0.04)	—

Total distributions	(0.17)	(0.28)	(0.13)

Net asset value, end of period	$49.94	$49.97	$50.08

Total return	0.28%[d]	0.32%	0.45%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,983	$12,493	$15,024
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	0.70%	0.47%	0.35%
Portfolio turnover rate[f]	124%	41%	71%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Maturity Bond	Non-diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Short Maturity Bond
Investments:
Assets:
Asset-Backed Securities	$—	$655,918,997	$36,919,510	$692,838,507
Collateralized Mortgage Obligations	—	201,445,093	—	201,445,093
Corporate Bonds & Notes	—	1,070,833,730	—	1,070,833,730
Foreign Government Obligations	—	121,954,020	—	121,954,020
Municipal Debt Obligations	—	3,180,604	—	3,180,604
Repurchase Agreements	—	60,000,000	—	60,000,000
U.S. Government Agency Obligations	—	123,716,314	—	123,716,314
Money Market Funds	69,511,002	—	—	69,511,002

Total	$69,511,002	$2,237,048,758	$36,919,510	$2,343,479,270

Derivative Financial Instruments[a]:
Liabilities:
Forward Currency Contracts	$—	$(1,186,624)	$—	$(1,186,624)

Total	$—	$(1,186,624)	$—	$(1,186,624)

Short Maturity Municipal Bond
Investments:
Assets:
Municipal Debt Obligations	$—	$30,706,915	$—	$30,706,915
Money Market Funds	87,471	—	—	87,471

Total	$87,471	$30,706,915	$—	$30,794,386

Ultra Short-Term Bond
Investments:
Assets:
Certificates of Deposit	$—	$2,650,565	$—	$2,650,565
Commercial Paper	—	1,944,275	—	1,944,275
Corporate Bonds & Notes	—	8,857,797	250,000	9,107,797
U.S. Government Obligations	—	1,199,696	—	1,199,696
Money Market Funds	52,611	—	—	52,611

Total	$52,611	$14,652,333	$250,000	$14,954,944

[a]	Shown at the unrealized depreciation on contracts.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following tables include a rollforward for the six months ended April 30, 2016 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Short Maturity Bond ETF	Asset- Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$102,441	$3,771
Realized gain (loss) and change in unrealized appreciation/depreciation	67,257	—
Purchases	36,852,188	—
Sales	(102,376)	(3,771)
Transfers ina	—	—
Transfers out[a]	—	—

Balance at end of period	$36,919,510	$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$56,386	$—

[a]	Represents the value as of the beginning of the reporting period

iShares Ultra Short-Term Bond ETF	Corporate Bond & Notes
Balance at beginning of period	$250,000
Realized gain (loss) and change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers ina	—
Transfers out[a]	—

Balance at end of period	$250,000

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—

[a]	Represents the value as of the beginning of the reporting period.

The iShares Short Maturity Bond ETF and iShares Ultra Short-Term Bond ETF investment that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on observable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the Funds’ open repurchase agreements as of April 30, 2016 which are subject to offset under an MRA:

iShares ETF	Market Value of Repurchase Agreements	Non-cash Collateral Received [a]	Net Amount
Short Maturity Bond	$60,000,000	$60,000,000	$—

[a]	Collateral received in excess of the market value of repurchase agreements is not presented in this table. The total collateral received by the Fund is disclosed in the Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Short Maturity Bond
BNP Paribas Prime Brokerage Inc.	$4,079,872	$4,079,872	$—
Citigroup Global Markets Inc.	3,402,991	3,402,991	—
Deutsche Bank Securities Inc.	8,121,089	8,121,089	—
Goldman Sachs & Co.	10,614,498	10,614,498	—
JPMorgan Clearing Corp.	7,863,202	7,863,202	—
JPMorgan Securities LLC	52,690	52,690	—
Merrill Lynch, Pierce, Fenner & Smith	2,456,259	2,456,259	—
Morgan Stanley & Co. LLC	662,522	662,522	—
SG Americas Securities LLC	9,476,672	9,476,672	—
Wells Fargo Securities LLC	1,614,982	1,614,982	—

	$48,344,777	$48,344,777	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Ultra-Short-Term Bond	0.18%
Short Maturity Bond	0.25

For its investment advisory services to the iShares Short Maturity Municipal Bond ETF, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA’s contractual agreement to waive a portion of its investment advisory fees in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any, expired on February 29, 2016.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Maturity Bond	$21,260

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$—	$—	$1,132,468,825	$618,429,593
Short Maturity Municipal Bond	—	—	13,160,642	16,855,850
Ultra Short-Term Bond	1,495,910	299,482	8,498,170	8,510,787

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2016.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Short Maturity Bond ETF as of April 30, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$(1,186,624)

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Short Maturity Bond ETF during the six months April 30, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(6,197,534)	$(1,240,941)

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For the six months ended April 30, 2016, the average quarter-end amounts purchased and sold in U.S. dollars for the iShares Short Maturity Bond ETF were $223,027 and $87,088,732, respectively.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Short Maturity Bond ETF that are subject to potential offset in the statements of assets and liabilities as of April 30, 2016:

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$1,186,624	$—	$1,186,624

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares Short Maturity Bond ETF and iShares Short Maturity Municipal Bond ETF each invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

The iShares Short Maturity Municipal Bond ETF invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Short Maturity Bond	$213,682
Short Maturity Municipal Bond	9,083

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$2,343,045,825	$3,042,839	$(2,609,394)	$433,445
Short Maturity Municipal Bond	30,771,423	35,379	(12,416)	22,963
Ultra Short-Term Bond	14,934,289	22,054	(1,399)	20,655

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Bond	$0.221383	$—	$0.002319	$0.223702	99%	—%	1%	100%
Short Maturity Municipal Bond	0.191065	—	—	0.191065	100	—	—	100
Ultra Short-Term Bond	0.156292	—	0.011281	0.167573	93	—	7	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
➢	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

Performance as of April 30, 2016

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2016, the total return for the Fund was -0.63%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.80)%	(3.35)%	(4.80)%	(6.35)%
Fund Market	(4.84)%	(3.37)%	(4.84)%	(6.40)%
Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index	(3.56)%	(2.29)%	(3.56)%	(4.37)%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$993.70	$0.30	$1,000.00	$1,024.60	$0.30	0.06%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Baa	0.76%
Ba	43.21
B	40.81
Caa	13.85
Ca	0.32
Not Rated	1.05

TOTAL	100.00%

ALLOCATION BY MATURITY 1

As of 4/30/16

Maturity	Percentage of Total Investments [3]

0-1 Year	0.06%
1-5 Years	37.69
5-10 Years	60.52
10-15 Years	0.93
More than 20 Years	0.80

TOTAL	100.00%

[1]	Table shown is for the iShares iBoxx $ High Yield Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.41%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.81)%	(1.38)%	(0.81)%	(2.64)%
Fund Market	(2.29)%	(1.51)%	(2.29)%	(2.89)%
Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index	0.66%	(0.41)%	0.66%	(0.79)%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,014.10	$0.55	$1,000.00	$1,024.30	$0.55	0.11%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Aaa	2.69%
Aa	10.79
A	42.37
Baa	41.11
Ba	2.58
Not Rated	0.46

TOTAL	100.00%

ALLOCATION BY MATURITY 1

As of 4/30/16

Maturity	Percentage of Total Investments [3]

1-5 Years	24.11%
5-10 Years	40.49
10-15 Years	2.61
15-20 Years	5.57
More than 20 Years	27.22

TOTAL	100.00%

[1]	Table shown is for the iShares iBoxx $ Investment Grade Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

April 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 97.51%

EXCHANGE-TRADED FUNDS — 97.51%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	345,746	$28,990,802

		28,990,802

TOTAL INVESTMENT COMPANIES
(Cost: $32,519,854)		28,990,802

SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	447,465	447,465

		447,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $447,465)		447,465

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $32,967,319)		29,438,267
Other Assets, Less Liabilities — 0.98%		292,375

NET ASSETS — 100.00%		$29,730,642

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of April 30, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.90%*	3-month LIBOR	09/18/2017	Chicago Mercantile	$(13,410,000)	$(1,950)	$(9,821)
1.64%*	3-month LIBOR	09/18/2020	Chicago Mercantile	(13,700,000)	(10,431)	(249,838)
2.30%*	3-month LIBOR	09/18/2025	Chicago Mercantile	(3,170,000)	(6,724)	(167,849)
2.81%*	3-month LIBOR	09/18/2045	Chicago Mercantile	(50,000)	1	(6,681)

Net unrealized depreciation						$(434,189)

*	Fund pays the fixed rate and receives the floating rate.

See notes to financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

April 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 96.19%

EXCHANGE-TRADED FUNDS — 96.19%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	258,608	$31,118,301

		31,118,301

TOTAL INVESTMENT COMPANIES
(Cost: $30,663,002)		31,118,301

SHORT-TERM INVESTMENTS — 1.22%

MONEY MARKET FUNDS — 1.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	395,684	395,684

		395,684

TOTAL SHORT-TERM INVESTMENTS
(Cost: $395,684)		395,684

TOTAL INVESTMENTS IN SECURITIES — 97.41%
(Cost: $31,058,686)		31,513,985
Other Assets, Less Liabilities — 2.59%		838,963

NET ASSETS — 100.00%		$32,352,948

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of April 30, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.90%*	3-month LIBOR	09/18/2017	Chicago Mercantile	$(6,525,000)	$(8,424)	$2,696
1.64%*	3-month LIBOR	09/18/2020	Chicago Mercantile	(11,500,000)	(192,723)	(25,750)
2.30%*	3-month LIBOR	09/18/2025	Chicago Mercantile	(8,200,000)	(369,494)	(82,083)
2.71%*	3-month LIBOR	09/18/2035	Chicago Mercantile	(5,320,000)	(482,906)	(45,775)
2.81%*	3-month LIBOR	09/18/2045	Chicago Mercantile	(1,400,000)	(192,835)	5,805

Net unrealized depreciation						$(145,107)

*	Fund pays the fixed rate and receives the floating rate.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2016

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$32,967,319	$31,058,686

Total cost of investments	$32,967,319	$31,058,686

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$29,438,267	$31,513,985

Total fair value of investments	29,438,267	31,513,985
Cash pledged for centrally cleared swaps	301,000	874,000
Receivables:
Interest	2,173	85

Total Assets	29,741,440	32,388,070

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,878	3,565
Variation margin on centrally cleared swaps	8,920	31,557

Total Liabilities	10,798	35,122

NET ASSETS	$29,730,642	$32,352,948

Net assets consist of:
Paid-in capital	$38,047,817	$32,743,899
Undistributed net investment income	158,827	157,602
Accumulated net realized loss	(4,512,761)	(858,744)
Net unrealized appreciation (depreciation)	(3,963,241)	310,191

NET ASSETS	$29,730,642	$32,352,948

Shares outstanding[a]	350,000	350,000

Net asset value per share	$84.94	$92.44

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2016

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,177,533	$518,714
Securities lending income — affiliated — net (Note 2)	31,287	2,612

Total investment income	1,208,820	521,326

EXPENSES
Investment advisory fees (Note 2)	130,195	49,515

Total expenses	130,195	49,515
Less investment advisory fees waived (Note 2)	(117,625)	(31,933)

Net expenses	12,570	17,582

Net investment income	1,196,250	503,744

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(124,022)	(77,569)
In-kind redemptions — affiliated (Note 2)	(2,248,235)	1,042,650
Swap agreements	(365,872)	(1,275,900)

Net realized loss	(2,738,129)	(310,819)

Net change in unrealized appreciation/depreciation on:
Investments	704,864	836,147
Swap agreements	(127,998)	103,829

Net change in unrealized appreciation/depreciation	576,866	939,976

Net realized and unrealized gain (loss)	(2,161,263)	629,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(965,013)	$1,132,901

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,196,250	$4,163,846	$503,744	$534,132
Net realized loss	(2,738,129)	(4,670,072)	(310,819)	(625,149)
Net change in unrealized appreciation/depreciation	576,866	(3,585,724)	939,976	(536,370)

Net increase (decrease) in net assets resulting from operations	(965,013)	(4,091,950)	1,132,901	(627,387)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,037,423)	(4,084,037)	(346,142)	(502,154)
Return of capital	—	(30,974)	—	(24,646)

Total distributions to shareholders	(1,037,423)	(4,115,011)	(346,142)	(526,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,362,805	79,304,038	45,014,948	19,042,441
Cost of shares redeemed	(20,844,250)	(66,501,133)	(31,875,441)	(9,256,512)

Net increase (decrease) in net assets from capital share transactions	(16,481,445)	12,802,905	13,139,507	9,785,929

INCREASE (DECREASE) IN NET ASSETS	(18,483,881)	4,595,944	13,926,266	8,631,742

NET ASSETS
Beginning of period	48,214,523	43,618,579	18,426,682	9,794,940

End of period	$29,730,642	$48,214,523	$32,352,948	$18,426,682

Undistributed net investment income included in net assets at end of period	$158,827	$—	$157,602	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	850,000	500,000	200,000
Shares redeemed	(250,000)	(750,000)	(350,000)	(100,000)

Net increase (decrease) in shares outstanding	(200,000)	100,000	150,000	100,000

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Interest Rate Hedged High Yield Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$87.66	$96.93	$100.10

Income from investment operations:
Net investment income[b]	2.46	4.80	1.86
Net realized and unrealized loss[c]	(3.08)	(9.29)	(2.87)

Total from investment operations	(0.62)	(4.49)	(1.01)

Less distributions from:
Net investment income	(2.10)	(4.74)	(2.15)
Return of capital	—	(0.04)	(0.01)

Total distributions	(2.10)	(4.78)	(2.16)

Net asset value, end of period	$84.94	$87.66	$96.93

Total return	(0.63)%[d]	(4.77)%	(1.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,731	$48,215	$43,619
Ratio of expenses to average net assets[e,f]	0.06%	0.06%	0.06%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	5.97%	5.21%	4.41%
Portfolio turnover rate[g,h]	0%[i]	3%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.
[i]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Interest Rate Hedged Corporate Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$92.13	$97.95	$100.32

Income from investment operations:
Net investment income[b]	1.37	2.95	1.32
Net realized and unrealized loss[c]	(0.07)	(5.82)	(2.36)

Total from investment operations	1.30	(2.87)	(1.04)

Less distributions from:
Net investment income	(0.99)	(2.81)	(1.32)
Return of capital	—	(0.14)	(0.01)

Total distributions	(0.99)	(2.95)	(1.33)

Net asset value, end of period	$92.44	$92.13	$97.95

Total return	1.41%[d]	(2.97)%	(1.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,353	$18,427	$9,795
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	3.05%	3.12%	3.09%
Portfolio turnover rate[g,h]	2%	8%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Interest Rate Hedged High Yield Bond ETF	Diversified
Interest Rate Hedged High Corporate ETF	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds, can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Interest Rate Hedged High Yield Bond
Investments:
Assets:
Exchange-Traded Funds	$28,990,802	$—	$—	$28,990,802
Money Market Funds	447,465	—	—	447,465

Total	$29,438,267	$—	$—	$29,438,267

Derivative Financial Instruments: [a]
Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(434,189)	$—	$(434,189)

Total	$—	$(434,189)	$—	$(434,189)

Interest Rate Hedged Corporate Bond
Investments:
Assets:
Exchange-Traded Funds	$31,118,301	$—	$—	$31,118,301
Money Market Funds	395,684	—	—	395,684

Total	$31,513,985	$—	$—	$31,513,985

Derivative Financial Instruments: [a]
Assets:
Centrally Cleared Interest Rate Swaps	$—	$8,501	$—	$8,501
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(153,608)	—	(153,608)

Total	$—	$(145,107)	$—	$(145,107)

[a]	Shown at the unrealized appreciation (depreciation) on contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For its investment advisory services to the iShares Interest Rate Hedged High Yield Bond ETF, BFA is entitled to an annual investment advisory fee of 0.65% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees through February 28, 2017 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. BFA has also contractually agreed to reduce its investment advisory fees for the Fund through February 28, 2017 on assets attributable to the Fund’s investments in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”) (and those assets used by the Fund to hedge the securities in HYG) such that the Fund’s total annual investment advisory fee is equal to HYG’s net total expense ratio after fee waiver plus 0.05%.

For its investment advisory services to the iShares Interest Rate Hedged Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees through February 28, 2017 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. BFA has also contractually agreed to reduce its investment advisory fees for the Fund through February 28, 2017 on assets attributable to the Fund’s investments in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”) (and those assets used by the Fund to hedge the securities in LQD) such that the Fund’s total annual investment advisory fee is equal to LQD’s net total expense ratio after fee waiver plus 0.10%.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016 the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Interest Rate Hedged High Yield Bond	$8,643
Interest Rate Hedged Corporate Bond	1,107

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Interest Rate Hedged High Yield Bond
iShares iBoxx $ High Yield Corporate Bond ETF	551,870	50,170	(256,294)	345,746	$28,990,802	$1,176,938	$(2,372,257)

Interest Rate Hedged Corporate Bond
iShares iBoxx $ Investment Grade Corporate Bond ETF	151,666	375,544	(268,602)	258,608	$31,118,301	$518,114	$965,081

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged High Yield Bond	$2,000	$541,788
Interest Rate Hedged Corporate Bond	466,090	1,139,531

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged High Yield Bond	$4,241,372	$20,266,905
Interest Rate Hedged Corporate Bond	43,066,190	30,732,632

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	INTEREST RATE SWAPS

Each Fund may enter into short positions in interest rate swaps in an attempt to mitigate interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. Each Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedules of investments and cash deposited is recorded on the statements of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statements of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statements of operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held as of April 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$8,501

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Liabilities
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$434,189	$153,608

[a]	Represents cumulative depreciation of centrally cleared interest rate swaps as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held during the six months ended April 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Swap agreements	$(365,872)	$(1,275,900)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Swap agreements	$(127,998)	$103,829

The following table shows the average quarter-end balances of open interest rate swaps for the six months ended April 30, 2016:

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Average notional amount – pays fixed rate	$37,595,000	$24,971,667

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares Interest Rate Hedged High Yield Bond ETF invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- ” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Interest Rate Hedged High Yield Bond	$1,702,956
Interest Rate Hedged Corporate Bond	536,265

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged High Yield Bond	$33,038,995	$—	$(3,600,728)	$(3,600,728)
Interest Rate Hedged Corporate Bond	31,070,346	455,299	(11,660)	443,639

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged High Yield Bond	$2.103099	$—	$—	$2.103099	100%	—%	—%	100%
Interest Rate Hedged Corporate Bond	0.970590	—	0.014749	0.985339	99	—	1	100

SUPPLEMENTAL INFORMATION	25

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF  |   HYG  |   NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF  |   LQD  |   NYSE Arca

Additional Financial Information

April 30, 2016

Selected Audited Financial Statements

February 29, 2016

26

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.21%

ADVERTISING — 0.53%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 05/31/16)[a]	$10,800	$11,101,501
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	11,347	11,783,150
5.38%, 01/15/24 (Call 01/15/19)[b]	10,275	10,905,371
5.75%, 02/01/26 (Call 02/01/21)[a]	9,755	10,322,619
5.88%, 02/01/22 (Call 02/01/17)[b]	10,500	10,998,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	12,765	13,057,063
5.63%, 02/15/24 (Call 02/15/19)	10,700	11,047,750
5.88%, 03/15/25 (Call 09/15/19)[b]	9,600	10,056,000

		89,272,204
AEROSPACE & DEFENSE — 0.68%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	25,040	25,095,213
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	9,750	10,639,485
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/16)[b]	11,950	12,136,719
6.00%, 07/15/22 (Call 07/15/17)[b]	25,576	25,888,027
6.50%, 07/15/24 (Call 07/15/19)[b]	24,310	24,553,100
6.50%, 05/15/25 (Call 05/15/20)[b]	9,300	9,311,625
7.50%, 07/15/21 (Call 07/15/16)[b]	7,554	7,886,376

		115,510,545

Security	Principal (000s)	Value
AIRLINES — 0.39%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	$9,225	$9,651,656
7.75%, 04/15/21[a]	8,380	8,720,438
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	13,115	13,000,244
5.50%, 10/01/19[a]	15,828	16,144,560
6.13%, 06/01/18[b]	10,110	10,484,070
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18[b]	7,950	8,268,000

		66,268,968
APPAREL — 0.21%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 05/31/16)[b]	13,030	13,484,903
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	11,115	11,281,725
6.88%, 05/01/22 (Call 05/01/17)	10,646	11,417,835

		36,184,463
AUTO MANUFACTURERS — 0.79%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	32,975	33,700,450
5.25%, 04/15/23[b]	32,340	32,624,269
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	10,600	10,660,729
4.13%, 12/15/18[a,b]	14,300	14,657,500
4.25%, 11/15/19[a,b]	11,240	11,549,100
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,300	10,826,884
Navistar International Corp.
8.25%, 11/01/21 (Call 05/31/16)[b]	26,231	19,017,475

		133,036,407
AUTO PARTS & EQUIPMENT — 1.34%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 05/31/16)[b]	9,006	9,412,171

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.63%, 10/15/22 (Call 10/15/17)[b]	$11,775	$12,424,334
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	9,850	10,071,625
5.50%, 12/15/24 (Call 12/15/19)[b]	8,800	8,558,000
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)[b]	21,620	22,313,762
6.50%, 03/01/21 (Call 05/31/16)[b]	16,943	17,806,574
7.00%, 05/15/22 (Call 05/15/17)[b]	14,945	16,140,600
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	11,108	11,552,320
5.25%, 01/15/25 (Call 01/15/20)[b]	9,605	10,174,096
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	10,900	11,199,750
4.75%, 05/15/21 (Call 05/30/16)[a]	19,850	20,395,875
4.75%, 05/15/23 (Call 05/15/18)[a,b]	13,300	13,665,750
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	22,228	23,242,152
4.50%, 04/29/22[a,b]	7,700	7,815,500
4.75%, 04/29/25[a]	31,005	31,470,075

		226,242,584
BANKS — 2.73%
BBVA International Preferred SAU VRN, (3 mo. LIBOR US + ..820%)
5.92%, 04/29/49 (Call 04/18/17)[b]	41	41,103
BPCE SA VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[a,b]	7,400	9,108,937

Security	Principal (000s)	Value
CIT Group Inc.
3.88%, 02/19/19[b]	$23,400	$23,598,245
4.25%, 08/15/17	40,555	41,214,019
5.00%, 05/15/17[b]	19,067	19,412,589
5.00%, 08/15/22[b]	27,850	29,016,219
5.00%, 08/01/23[b]	16,080	16,723,200
5.25%, 03/15/18[b]	31,518	32,638,853
5.38%, 05/15/20[b]	17,010	17,872,883
5.50%, 02/15/19[a,b]	29,124	30,434,580
6.63%, 04/01/18[a,b]	15,701	16,607,733
Credit Agricole SA
VRN, (3 mo. LIBOR US + 1.233%)
6.64%, 05/29/49 (Call 05/31/17)[a,b]	16,651	16,524,452
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	22,029	24,937,806
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[b]	13,275	12,154,922
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	47,738	46,796,869
6.00%, 12/19/23	34,007	34,828,143
6.10%, 06/10/23	22,662	23,492,093
6.13%, 12/15/22[b]	48,798	52,009,543
Royal Bank of Scotland NV
4.65%, 06/04/18	10,150	10,468,710
Societe Generale SA VRN, (3 mo. LIBOR US + 1.750%)
5.92%, 12/31/49 (Call 04/05/17)[a,b]	3,723	3,750,923

		461,631,822
BEVERAGES — 0.67%
Constellation Brands Inc.
3.75%, 05/01/21[b]	10,170	10,460,793
3.88%, 11/15/19[b]	7,625	8,012,316
4.25%, 05/01/23[b]	22,595	23,525,596
4.75%, 11/15/24[b]	9,631	10,211,049

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.75%, 12/01/25[b]	$7,825	$8,304,281
6.00%, 05/01/22[b]	13,450	15,289,029
7.25%, 09/01/16	775	788,291
7.25%, 05/15/17[b]	10,674	11,238,024
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	11,025	11,307,426
6.75%, 01/01/20 (Call 01/01/17)	12,855	13,499,606

		112,636,411
BIOTECHNOLOGY — 0.16%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	11,100	10,295,250
9.50%, 10/21/22 (Call 12/15/18)[a,b]	16,700	16,940,063

		27,235,313
BUILDING MATERIALS — 0.96%
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/01/16)[a]	13,367	14,068,767
10.75%, 08/15/23 (Call 08/15/18)[a]	8,750	9,209,375
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	7,190	7,301,445
4.38%, 04/01/26 (Call 01/01/26)	8,000	8,280,000
4.45%, 04/01/25 (Call 01/01/25)[b]	11,300	11,794,488
5.95%, 03/15/22[b]	8,777	9,818,567
7.13%, 03/15/20[b]	8,645	9,948,954
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	11,600	12,093,000
5.38%, 11/15/24 (Call 11/15/19)[a,b]	23,054	23,918,525
5.50%, 02/15/23 (Call 02/15/19)[a,b]	11,285	11,806,931
6.00%, 10/15/25 (Call 10/15/20)[a,b]	23,125	24,917,187
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	1,325	1,334,938

Security	Principal (000s)	Value
USG Corp.
9.75%, 01/15/18[b]	$8,648	$9,707,380
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[b]	8,575	9,132,375

		163,331,932
CHEMICALS — 1.85%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	13,900	14,282,250
4.75%, 08/15/22 (Call 05/15/22)[b]	20,538	20,604,748
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	11,030	10,947,275
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	11,511	13,058,729
10.00%, 10/15/25 (Call 10/15/20)[a,b]	10,350	11,941,313
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	29,490	25,587,842
7.00%, 05/15/25 (Call 05/15/20)[a]	15,035	13,005,275
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	14,775	14,664,188
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/16)[b]	33,532	27,663,900
8.88%, 02/01/18 (Call 05/31/16)	23,470	18,130,575
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/16)	9,400	4,196,429
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	13,915	13,975,878
5.13%, 11/15/22 (Call 08/15/22)	8,250	8,291,250

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 05/30/16)[a,b]	$12,475	$12,633,091
6.13%, 08/15/18 (Call 05/31/16)[a,b]	13,825	14,024,399
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	10,705	10,598,906
5.25%, 08/01/23 (Call 08/01/18)[a,b]	10,350	10,429,147
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	22,925	20,174,000
10.38%, 05/01/21 (Call 05/01/18)[a,b]	10,509	10,509,000
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/31/16)	15,100	12,795,740
7.50%, 03/15/22 (Call 03/15/18)[a]	11,853	9,837,990
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	14,675	15,328,037

		312,679,962
COAL — 0.24%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	39,933	33,178,441
8.00%, 04/01/23 (Call 04/01/18)[b]	8,500	7,246,250

		40,424,691
COMMERCIAL SERVICES — 3.26%
ADT Corp. (The)
2.25%, 07/15/17[b]	8,573	8,680,163
3.50%, 07/15/22[b]	22,306	20,521,520
4.13%, 04/15/19	10,325	10,996,125
4.13%, 06/15/23[b]	15,225	14,083,125
6.25%, 10/15/21[b]	16,713	17,289,933
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/16)[b]	20,850	20,890,136
8.75%, 12/01/20 (Call 05/31/16)[b]	18,691	17,388,471

Security	Principal (000s)	Value
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	$10,535	$10,914,260
6.50%, 07/15/22 (Call 07/15/17)[a]	18,230	19,232,650
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	9,089	8,602,170
5.50%, 04/01/23 (Call 04/01/18)[b]	14,000	13,346,200
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 05/30/16)[a]	20,950	13,041,375
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	15,556	12,853,145
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/16)[b]	11,058	11,213,807
6.25%, 10/15/22 (Call 10/15/17)[b]	10,400	10,472,696
6.75%, 04/15/19 (Call 05/31/16)[b]	25,390	25,840,165
7.38%, 01/15/21 (Call 05/31/16)[b]	10,798	11,108,443
7.50%, 10/15/18 (Call 05/31/16)[b]	14,500	14,712,322
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	17,609	18,093,248
6.00%, 08/15/23 (Call 08/15/18)[b]	13,415	14,253,438
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	25,369	26,358,391
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/31/16)[a,b]	30,600	27,693,000
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	9,400	9,287,491

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	$17,835	$18,503,812
RR Donnelley & Sons Co.
6.00%, 04/01/24	8,450	7,492,334
7.00%, 02/15/22	8,750	8,553,125
7.88%, 03/15/21[b]	8,225	8,554,000
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[b]	9,975	10,473,750
5.38%, 05/15/24 (Call 05/15/19)[b]	17,870	19,031,550
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	17,845	17,784,398
5.50%, 07/15/25 (Call 07/15/20)[b]	15,828	15,709,290
5.75%, 11/15/24 (Call 05/15/19)[b]	18,777	19,078,371
6.13%, 06/15/23 (Call 12/15/17)[b]	19,514	20,296,084
7.38%, 05/15/20 (Call 05/31/16)[b]	14,454	15,055,286
7.63%, 04/15/22 (Call 04/15/17)[b]	28,395	30,316,248
8.25%, 02/01/21 (Call 05/31/16)[b]	4,156	4,332,630

		552,053,152
COMPUTERS — 0.78%
Dell Inc.
4.63%, 04/01/21[b]	8,060	7,979,400
5.65%, 04/15/18	9,809	10,266,754
5.88%, 06/15/19[b]	13,850	14,542,500
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	11,053	10,997,735
5.00%, 07/15/22 (Call 07/15/17)	12,860	12,924,300
5.88%, 12/15/21 (Call 12/15/17)[b]	8,975	9,244,250

Security	Principal (000s)	Value
6.38%, 12/15/23 (Call 12/15/18)[b]	$14,695	$15,282,800
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	52,995	51,537,637

		132,775,376
COSMETICS & PERSONAL CARE — 0.09%
Avon Products Inc.
6.35%, 03/15/20[b]	9,850	8,320,172
6.75%, 03/15/23	10,468	7,668,557

		15,988,729
DISTRIBUTION & WHOLESALE — 0.35%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	27,365	28,733,250
5.75%, 04/15/24 (Call 04/15/19)[a]	2,980	3,125,275
7.50%, 07/15/20 (Call 10/15/16)[b]	25,582	27,148,898

		59,007,423
DIVERSIFIED FINANCIAL SERVICES — 6.25%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	9,000	9,000,000
3.75%, 05/15/19	22,600	23,023,750
4.25%, 07/01/20[b]	11,900	12,257,000
4.50%, 05/15/21[b]	22,820	23,590,175
4.63%, 10/30/20[b]	22,040	22,933,845
4.63%, 07/01/22[b]	10,455	10,873,200
5.00%, 10/01/21[b]	16,762	17,673,518
Aircastle Ltd.
4.63%, 12/15/18[b]	8,200	8,425,500
5.00%, 04/01/23[b]	6,835	6,937,525
5.13%, 03/15/21[b]	11,300	11,949,750
5.50%, 02/15/22[b]	10,862	11,568,030
6.25%, 12/01/19[b]	11,100	12,163,965
Ally Financial Inc.
3.25%, 02/13/18[b]	13,360	13,351,650
3.25%, 11/05/18[b]	16,098	16,041,406
3.50%, 01/27/19[b]	16,250	16,213,438
3.60%, 05/21/18[b]	20,800	20,849,088
3.75%, 11/18/19[b]	17,350	17,415,063
4.13%, 03/30/20[b]	16,990	17,393,513

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.13%, 02/13/22[b]	$14,495	$14,730,544
4.25%, 04/15/21	3,000	3,033,750
4.63%, 05/19/22[b]	8,500	8,738,000
4.63%, 03/30/25[b]	10,860	11,026,602
4.75%, 09/10/18[b]	15,875	16,212,344
5.13%, 09/30/24[b]	10,805	11,343,899
5.50%, 02/15/17[b]	517	527,986
5.75%, 11/20/25 (Call 10/20/25)[b]	17,675	17,895,937
6.25%, 12/01/17	22,310	23,265,780
7.50%, 09/15/20	10,100	11,413,000
8.00%, 12/31/18[b]	10,975	12,031,344
8.00%, 03/15/20[b]	19,560	22,186,628
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	1,405	1,405,000
4.88%, 03/15/19 (Call 07/15/16)	27,575	27,402,656
5.88%, 02/01/22 (Call 08/01/17)[b]	25,440	24,276,120
6.00%, 08/01/20 (Call 02/01/17)[b]	35,485	35,307,575
International Lease Finance Corp.
3.88%, 04/15/18[b]	16,515	16,758,596
4.63%, 04/15/21[b]	1,600	1,660,800
5.88%, 04/01/19[b]	15,850	16,979,313
5.88%, 08/15/22[b]	14,275	15,637,063
6.25%, 05/15/19	25,508	27,676,180
8.25%, 12/15/20[b]	21,217	25,089,102
8.63%, 01/15/22[b]	14,371	17,388,910
8.75%, 03/15/17	1,399	1,473,147
8.88%, 09/01/17[b]	10,590	11,399,895
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a,b]	10,120	8,887,674
7.38%, 04/01/20 (Call 05/31/16)[a,b]	13,000	12,025,000
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	7,759,125

Security	Principal (000s)	Value
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a,b]	$8,350	$8,798,813
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/31/16)[b]	8,600	8,299,000
6.50%, 07/01/21 (Call 01/01/17)[b]	12,950	11,363,625
7.88%, 10/01/20 (Call 10/01/16)	8,200	7,892,500
Navient Corp.
4.63%, 09/25/17[b]	7,921	8,039,815
4.88%, 06/17/19[b]	13,010	12,522,125
5.00%, 10/26/20[b]	11,662	11,137,210
5.50%, 01/15/19[b]	27,200	27,030,000
5.50%, 01/25/23[b]	21,565	19,435,456
5.88%, 03/25/21[b]	10,925	10,433,375
5.88%, 10/25/24[b]	10,800	9,531,000
6.13%, 03/25/24[b]	10,091	9,006,218
7.25%, 01/25/22	16,779	16,527,315
8.00%, 03/25/20	32,810	34,368,475
8.45%, 06/15/18[b]	52,241	55,897,870
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	14,917	15,280,602
7.25%, 12/15/21 (Call 12/15/17)[a]	16,602	17,193,446
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	22,310	20,943,512
Springleaf Finance Corp.
5.25%, 12/15/19[b]	14,650	13,891,148
6.90%, 12/15/17[b]	34,851	36,294,828
7.75%, 10/01/21[b]	12,300	12,243,420
8.25%, 12/15/20	16,075	16,577,344

		1,057,899,483
ELECTRIC — 3.59%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	15,680	15,484,000

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.50%, 03/15/24 (Call 03/15/19)[b]	$14,500	$14,753,750
5.50%, 04/15/25 (Call 04/15/20)[b]	12,309	12,370,545
7.38%, 07/01/21 (Call 06/01/21)[b]	15,800	17,992,250
8.00%, 06/01/20[b]	9,665	11,138,913
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	24,339	24,673,661
5.50%, 02/01/24 (Call 02/01/19)[b]	13,747	13,884,470
5.75%, 01/15/25 (Call 10/15/19)[b]	33,894	34,571,880
5.88%, 01/15/24 (Call 11/01/18)[a]	10,950	11,587,447
6.00%, 01/15/22 (Call 11/01/16)[a]	16,616	17,592,190
7.88%, 01/15/23 (Call 01/15/17)[a,b]	12,033	12,809,505
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	589	600,780
7.25%, 10/15/21 (Call 07/15/21)	16,737	17,699,378
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	11,300	10,229,292
6.75%, 11/01/19 (Call 05/01/17)[b]	44,322	44,638,588
7.38%, 11/01/22 (Call 11/01/18)[b]	28,085	27,741,801
7.63%, 11/01/24 (Call 11/01/19)	28,771	28,123,652
Enel SpA VRN, (USD 5 year swap rate + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b]	27,107	31,376,352
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	9,400	9,507,555

Security	Principal (000s)	Value
Series B
4.25%, 03/15/23 (Call 12/15/22)[b]	$15,750	$16,440,699
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	9,700	10,283,152
GenOn Energy Inc.
7.88%, 06/15/17	14,923	12,945,703
9.50%, 10/15/18	14,280	11,102,700
9.88%, 10/15/20 (Call 05/31/16)	9,450	6,591,375
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	8,625	8,765,156
5.00%, 05/01/18 (Call 04/01/18)[b]	6,250	6,554,688
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	14,804	14,475,351
6.25%, 05/01/24 (Call 05/01/19)[b]	19,126	18,444,636
6.63%, 03/15/23 (Call 09/15/17)[b]	21,548	21,224,780
7.63%, 01/15/18[b]	21,580	23,144,550
7.88%, 05/15/21 (Call 05/31/16)[b]	21,468	22,326,720
8.25%, 09/01/20 (Call 05/31/16)[b]	23,650	24,596,000
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	15,136	11,806,080
4.63%, 07/15/19 (Call 07/15/16)[a]	28,275	26,719,875
6.50%, 05/01/18[b]	8,850	9,071,250
6.50%, 06/01/25 (Call 06/01/20)	7,885	6,998,568

		608,267,292
ELECTRICAL COMPONENTS & EQUIPMENT — 0.17%
Anixter Inc.
5.13%, 10/01/21[b]	4,795	4,832,401
Edgewell Personal Care Co.
4.70%, 05/19/21	12,750	13,307,812
4.70%, 05/24/22	10,325	10,747,293

		28,887,506

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ENERGY — ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	$20,160	$17,740,800

		17,740,800
ENGINEERING & CONSTRUCTION — 0.28%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	16,840	17,555,700
5.88%, 10/15/24 (Call 07/15/24)[b]	17,074	17,927,700
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	12,192	12,298,680

		47,782,080
ENTERTAINMENT — 1.50%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	10,150	10,099,250
4.88%, 06/01/23 (Call 06/01/18)[a]	905	898,312
5.13%, 12/15/22 (Call 12/15/17)[b]	8,200	8,453,739
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	11,500	11,845,000
4.38%, 04/15/21	515	526,588
4.88%, 11/01/20 (Call 08/01/20)[b]	20,880	22,028,400
5.38%, 11/01/23 (Call 08/01/23)[b]	11,600	12,078,500
5.38%, 04/15/26	9,160	9,549,300
International Game Technology
7.50%, 06/15/19[b]	10,300	11,304,250
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	13,580	14,225,050
6.25%, 02/15/22 (Call 08/15/21)[a,b]	33,025	33,602,937

Security	Principal (000s)	Value
6.50%, 02/15/25 (Call 08/15/24)[a,b]	$23,340	$23,631,750
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	16,250	16,900,000
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	19,260	19,536,863
10.00%, 12/01/22 (Call 12/01/18)	42,725	35,258,806
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 05/31/16)[a]	9,189	9,434,806
6.75%, 04/15/22 (Call 04/15/17)[a,b]	14,245	14,078,808

		253,452,359
ENVIRONMENTAL CONTROL — 0.40%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[b]	12,975	13,072,313
5.25%, 08/01/20 (Call 08/01/16)[b]	17,229	17,745,870
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	8,575	8,492,312
6.38%, 10/01/22 (Call 04/01/17)[b]	8,529	8,773,240
7.25%, 12/01/20 (Call 05/31/16)[b]	8,168	8,450,476
Tervita Corp.
8.00%, 11/15/18 (Call 05/31/16)[a,b]	13,070	11,272,875

		67,807,086
FOOD — 1.10%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	13,625	14,506,265
Aramark Services Inc.
5.75%, 03/15/20 (Call 05/31/16)	15,200	15,694,000

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	$13,300	$13,624,187
6.75%, 12/01/21 (Call 12/01/17)[a]	15,075	15,706,341
7.38%, 02/15/22 (Call 02/15/17)[b]	29,817	31,468,862
7.75%, 03/15/24 (Call 09/15/18)[a,b]	16,850	18,282,250
8.00%, 07/15/25 (Call 07/15/20)[a,b]	8,620	9,519,713
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 05/31/16)[a,b]	9,225	9,356,969
6.63%, 08/15/22 (Call 08/15/17)	19,619	20,698,045
7.75%, 07/01/17	7,329	7,768,740
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	7,980	8,209,425
6.00%, 02/15/24 (Call 02/15/19)[a,b]	16,805	17,876,319
U.S. Foods Inc.
8.50%, 06/30/19 (Call 05/31/16)[b]	2,700	2,770,875

		185,481,991
FOOD SERVICE — 0.06%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[b]	9,845	10,386,475

		10,386,475
GAS — 0.13%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	10,250	8,930,312
6.88%, 10/15/21 (Call 10/15/16)	8,450	6,950,125
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	6,550	6,822,917

		22,703,354

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.34%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	$8,845	$9,021,900
6.50%, 06/15/20 (Call 06/15/16)	8,675	8,588,250
7.25%, 07/01/18 (Call 05/31/16)[b]	8,100	8,272,125
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 05/31/16)[a,b]	17,847	18,352,664
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	24,190	19,990,858
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	21,365	18,694,375
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	22,118	23,113,310
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	8,550	9,244,688
10.50%, 11/01/18 (Call 05/31/16)[b]	32,020	32,200,273
12.50%, 11/01/19 (Call 05/31/16)	13,090	12,500,950
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	8,600	7,034,026
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	15,145	14,501,337
5.50%, 04/15/25 (Call 04/15/20)[a,b]	14,930	13,425,803
5.63%, 10/15/23 (Call 10/15/18)[a,b]	15,840	14,837,399
5.75%, 08/01/22 (Call 08/01/17)[a,b]	17,991	16,911,540

		226,689,498

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 7.53%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	$14,174	$14,484,056
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	23,398	24,153,755
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	8,202	8,414,295
5.63%, 02/15/21 (Call 02/15/18)[a]	27,802	29,262,561
6.13%, 02/15/24 (Call 02/15/19)[a,b]	21,700	22,893,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 05/31/16)[b]	33,695	33,989,831
5.13%, 08/01/21 (Call 02/01/17)	16,779	16,785,879
6.88%, 02/01/22 (Call 02/01/18)[b]	66,950	60,736,203
7.13%, 07/15/20 (Call 07/15/16)[b]	16,640	16,078,400
8.00%, 11/15/19 (Call 05/31/16)[b]	42,066	42,328,912
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	31,038	31,038,000
5.13%, 07/15/24 (Call 07/15/19)[b]	33,624	34,235,957
5.75%, 08/15/22 (Call 08/15/17)[b]	26,821	27,927,366
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	11,150	11,428,750
4.75%, 10/15/24 (Call 07/17/24)[a,b]	8,790	9,125,851
5.63%, 07/31/19[a]	16,925	18,427,094
5.88%, 01/31/22[a,b]	13,624	15,173,730
6.50%, 09/15/18[a,b]	8,841	9,643,321

Security	Principal (000s)	Value
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	$13,300	$14,556,565
6.88%, 07/15/17	6,750	7,133,910
HCA Holdings Inc.
6.25%, 02/15/21	22,285	24,153,782
HCA Inc.
3.75%, 03/15/19[b]	22,745	23,370,488
4.25%, 10/15/19[b]	13,500	14,065,313
4.75%, 05/01/23	27,665	28,324,570
5.00%, 03/15/24[b]	34,318	35,519,130
5.25%, 04/15/25[b]	20,705	21,403,794
5.25%, 06/15/26 (Call 12/15/25)	32,194	33,481,760
5.38%, 02/01/25[b]	54,680	55,910,300
5.88%, 03/15/22[b]	29,025	31,667,392
5.88%, 05/01/23[b]	25,050	26,286,844
5.88%, 02/15/26 (Call 08/15/25)[b]	32,249	33,337,404
6.50%, 02/15/20[b]	63,207	69,845,890
7.50%, 02/15/22[b]	42,066	47,639,745
8.00%, 10/01/18[b]	9,500	10,735,000
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	25,397	26,222,402
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	10,198	9,407,655
8.00%, 01/15/20[b]	11,600	11,568,100
8.75%, 01/15/23 (Call 01/15/18)[b]	13,040	12,974,800
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	24,200	25,319,492
5.88%, 12/01/23 (Call 12/01/18)[b]	10,795	11,350,774
6.63%, 10/01/20 (Call 05/31/16)[b]	6,100	6,312,738
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	21,231	22,168,561
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	23,170	23,343,775
4.50%, 04/01/21[b]	18,823	19,128,874

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.75%, 06/01/20[b]	$10,649	$10,995,093
5.00%, 03/01/19[b]	22,639	22,528,069
5.50%, 03/01/19	9,100	9,148,321
6.00%, 10/01/20[b]	28,394	30,062,147
6.25%, 11/01/18[b]	22,110	23,768,250
6.75%, 06/15/23[b]	41,125	40,765,156
8.00%, 08/01/20 (Call 05/31/16)[b]	14,510	14,943,486
8.13%, 04/01/22[b]	50,183	52,002,134

		1,275,569,175
HOLDING COMPANIES — DIVERSIFIED — 0.65%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	39,415	40,301,837
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	18,774	18,797,468
7.88%, 07/15/19 (Call 05/31/16)[b]	18,156	19,268,055
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	17,800	17,589,835
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	13,715	14,297,888

		110,255,083
HOME BUILDERS — 1.39%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/30/16)[a,b]	13,225	13,183,672
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	7,450	6,928,500
CalAtlantic Group Inc.
8.38%, 05/15/18[b]	11,677	12,990,662
8.38%, 01/15/21[b]	9,230	10,891,400
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	6,700	6,836,792

Security	Principal (000s)	Value
3.75%, 03/01/19 (Call 12/01/18)[b]	$9,150	$9,353,016
4.00%, 02/15/20[b]	10,708	11,056,010
5.75%, 08/15/23 (Call 05/15/23)[b]	9,800	10,688,682
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/31/16)[a,b]	12,350	11,028,303
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	9,574	9,576,817
7.00%, 12/15/21 (Call 09/15/21)[b]	9,463	9,652,260
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	10,750	11,119,531
4.50%, 11/15/19 (Call 08/15/19)[b]	12,265	12,816,925
4.75%, 04/01/21 (Call 02/01/21)[b]	10,950	11,431,800
4.75%, 11/15/22 (Call 08/15/22)[b]	10,820	10,955,250
4.75%, 05/30/25 (Call 02/28/25)	10,375	10,452,812
4.88%, 12/15/23 (Call 09/15/23)[b]	10,580	10,738,700
12.25%, 06/01/17	5,325	5,873,353
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	11,591	12,018,476
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 05/31/16)[a]	12,150	12,102,540
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[b]	9,850	9,843,844
5.88%, 02/15/22 (Call 11/15/21)[b]	8,191	8,836,041
8.91%, 10/15/17[b]	5,800	6,372,750

		234,748,136

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 1.35%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/30/16)[b]	$70,979	$73,566,774
6.88%, 02/15/21 (Call 05/31/16)[b]	21,900	22,674,712
7.88%, 08/15/19 (Call 05/31/16)[b]	12,770	13,211,629
8.25%, 02/15/21 (Call 05/31/16)[b]	13,955	14,356,206
8.50%, 05/15/18 (Call 05/31/16)[b]	14,960	14,973,358
9.00%, 04/15/19 (Call 05/31/16)[b]	15,300	15,513,961
9.88%, 08/15/19 (Call 05/31/16)[b]	27,684	28,618,335
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	22,013	23,293,056
6.38%, 11/15/20 (Call 11/15/16)	10,160	10,566,400
6.63%, 11/15/22 (Call 11/15/17)[b]	11,560	12,484,800

		229,259,231
INSURANCE — 0.53%
Genworth Holdings Inc.
4.80%, 02/15/24	7,700	5,374,600
4.90%, 08/15/23	7,975	5,695,958
6.52%, 05/22/18	12,552	12,092,073
7.20%, 02/15/21	8,706	7,306,511
7.63%, 09/24/21	15,575	13,005,125
7.70%, 06/15/20	8,600	7,740,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	25,005	24,484,063
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	15,640	14,646,860

		90,345,190

Security	Principal (000s)	Value
INTERNET — 1.04%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	$10,950	$11,374,312
5.38%, 01/01/22 (Call 01/01/18)[b]	15,600	16,341,000
5.38%, 04/01/23 (Call 04/01/18)[b]	20,635	21,460,400
5.75%, 01/01/25 (Call 01/01/20)[b]	6,280	6,570,450
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	9,950	8,855,500
Netflix Inc.
5.38%, 02/01/21[b]	10,300	10,857,303
5.50%, 02/15/22[b]	14,800	15,365,572
5.75%, 03/01/24[b]	8,475	8,849,313
5.88%, 02/15/25[b]	12,116	12,721,800
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	15,906	16,383,180
5.25%, 04/01/25 (Call 01/01/25)[b]	10,949	11,263,784
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	28,700	29,561,000
6.38%, 05/15/25 (Call 05/15/20)[a]	5,255	5,465,200
10.13%, 07/01/20 (Call 05/14/16)[b]	1,702	1,814,757

		176,883,571
IRON & STEEL — 1.76%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/31/16)[b]	11,425	9,711,250
7.63%, 10/01/21 (Call 10/01/17)[b]	8,900	7,342,500
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	10,955	9,013,531
7.88%, 08/15/23 (Call 05/15/23)[b]	10,650	8,772,938

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ArcelorMittal
5.13%, 06/01/20[b]	$10,190	$10,032,904
5.50%, 02/25/17	2,001	2,066,033
6.00%, 08/05/20[b]	20,128	20,424,149
6.13%, 06/01/18	19,776	20,542,320
6.13%, 06/01/25[b]	10,945	10,713,787
6.50%, 03/01/21[b]	32,560	33,414,700
7.25%, 02/25/22[b]	23,664	24,729,935
10.85%, 06/01/19	31,664	36,359,714
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	8,897	4,075,938
8.25%, 03/31/20 (Call 03/31/18)[a]	11,055	10,391,700
Commercial Metals Co.
6.50%, 07/15/17	928	960,480
7.35%, 08/15/18	8,450	8,906,300
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	11,536	11,657,128
5.25%, 04/15/23 (Call 04/15/18)	9,175	9,358,500
5.50%, 10/01/24 (Call 10/01/19)[b]	11,900	12,063,625
6.13%, 08/15/19 (Call 08/15/16)[b]	7,400	7,668,250
U.S. Steel Corp.
6.05%, 06/01/17[b]	9,484	9,679,607
7.00%, 02/01/18[b]	10,250	10,291,000
7.38%, 04/01/20[b]	12,900	12,126,000
7.50%, 03/15/22 (Call 03/15/17)[b]	8,875	7,680,514

		297,982,803
LEISURE TIME — 0.32%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	12,550	12,753,937
5.25%, 11/15/19 (Call 11/15/16)[a,b]	14,900	15,319,684
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	13,419	14,341,556

Security	Principal (000s)	Value
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	$11,535	$11,621,513

		54,036,690
LODGING — 1.96%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a,b]	16,037	16,437,925
6.88%, 05/15/23 (Call 05/15/18)[b]	15,935	16,532,563
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	17,250	16,948,125
11.00%, 10/01/21 (Call 10/01/16)[b]	25,185	23,673,900
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	11,300	11,620,166
6.00%, 06/01/25 (Call 06/01/20)[b]	9,290	9,688,142
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	31,754	32,969,915
MGM Resorts International
5.25%, 03/31/20[b]	10,700	10,967,808
6.00%, 03/15/23[b]	26,485	27,511,294
6.63%, 12/15/21[b]	27,350	29,196,125
6.75%, 10/01/20[b]	12,960	13,834,800
7.75%, 03/15/22[b]	21,350	23,912,000
8.63%, 02/01/19[b]	19,012	21,639,112
11.38%, 03/01/18[b]	9,170	10,534,920
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a]	6,243	6,492,720
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	10,300	9,476,000

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.38%, 03/15/22 (Call 03/15/17)[b]	$19,550	$19,888,215
5.50%, 03/01/25 (Call 12/01/24)[a,b]	33,162	31,296,637

		332,620,367
MACHINERY — 0.89%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 05/31/16)[a,b]	15,375	13,488,487
Case New Holland Industrial Inc.
7.88%, 12/01/17	31,175	33,201,375
CNH Industrial Capital LLC
3.38%, 07/15/19[b]	11,000	10,835,000
3.63%, 04/15/18[b]	12,650	12,760,688
3.88%, 07/16/18[b]	12,775	12,814,035
4.38%, 11/06/20[b]	13,215	13,066,331
4.88%, 04/01/21[b]	11,500	11,471,717
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	18,600	18,544,200
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	22,820	24,759,700

		150,941,533
MANUFACTURING — 0.91%
Bombardier Inc.
4.75%, 04/15/19[a,b]	9,380	8,735,125
5.50%, 09/15/18[a,b]	17,200	16,942,000
5.75%, 03/15/22[a,b]	11,100	9,601,500
6.00%, 10/15/22 (Call 04/15/17)[a]	16,703	14,214,253
6.13%, 01/15/23[a]	27,076	23,446,124
7.50%, 03/15/18[a]	14,200	14,388,796
7.50%, 03/15/25 (Call 03/15/20)[a]	33,130	29,458,093
7.75%, 03/15/20[a,b]	17,670	17,449,125
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	22,660	19,719,992

		153,955,008

Security	Principal (000s)	Value
MEDIA — 10.32%
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	$27,150	$27,755,445
5.50%, 05/15/26	19,070	19,260,700
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	12,475	12,490,594
5.00%, 04/01/24 (Call 04/01/20)	22,970	22,998,712
Cablevision Systems Corp.
5.88%, 09/15/22	10,750	9,271,875
7.75%, 04/15/18[b]	16,145	16,877,492
8.00%, 04/15/20[b]	10,650	10,644,569
8.63%, 09/15/17	19,220	20,428,569
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/26 (Call 05/01/21)[a,b]	7,350	7,497,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	21,845	22,363,819
5.13%, 05/01/23 (Call 05/01/18)[a,b]	23,875	24,404,727
5.25%, 03/15/21 (Call 05/31/16)[b]	10,650	11,057,529
5.25%, 09/30/22 (Call 09/30/17)[b]	25,076	25,953,660
5.38%, 05/01/25 (Call 05/01/20)[a,b]	16,015	16,397,358
5.75%, 09/01/23 (Call 03/01/18)[b]	11,050	11,585,234
5.75%, 01/15/24 (Call 07/15/18)[b]	20,692	21,685,800
5.88%, 04/01/24 (Call 04/01/19)[a]	37,345	39,305,612
5.88%, 05/01/27 (Call 05/01/21)[a,b]	17,100	17,529,443
6.50%, 04/30/21 (Call 05/25/16)	17,686	18,194,473
6.63%, 01/31/22 (Call 01/31/17)[b]	14,595	15,470,700

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
7.00%, 01/15/19 (Call 05/07/16)	$7,511	$7,645,018
7.38%, 06/01/20 (Call 05/07/16)	6,020	6,230,098
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a,b]	51,710	53,455,212
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	27,300	25,662,125
6.38%, 09/15/20 (Call 05/31/16)[a,b]	30,557	31,207,253
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	16,170	15,644,475
6.50%, 11/15/22 (Call 11/15/17)[b]	33,431	33,431,000
Series A
7.63%, 03/15/20 (Call 05/31/16)	500	437,500
Series B
7.63%, 03/15/20 (Call 05/31/16)[b]	33,180	30,691,500
CSC Holdings LLC
5.25%, 06/01/24[b]	16,200	14,823,000
6.75%, 11/15/21[b]	20,924	21,604,030
8.63%, 02/15/19[b]	10,814	12,036,090
DISH DBS Corp.
4.25%, 04/01/18[b]	25,096	25,597,920
4.63%, 07/15/17[b]	15,550	15,922,245
5.00%, 03/15/23[b]	32,725	29,840,838
5.13%, 05/01/20[b]	22,162	22,324,423
5.88%, 07/15/22[b]	43,054	42,192,920
5.88%, 11/15/24[b]	38,604	36,133,344
6.75%, 06/01/21[b]	34,304	35,306,020
7.88%, 09/01/19[b]	29,906	33,050,284
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/31/16)[b]	33,350	25,804,562
9.00%, 03/01/21 (Call 05/31/16)	35,600	25,209,250

Security	Principal (000s)	Value
9.00%, 09/15/22 (Call 09/15/17)[b]	$20,400	$14,356,500
10.00%, 01/15/18 (Call 07/15/16)[b]	18,027	7,075,598
10.63%, 03/15/23 (Call 03/15/18)	20,320	14,427,200
11.25%, 03/01/21 (Call 05/31/16)	11,425	8,240,281
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 05/18/16)[b]	14,609	15,719,284
Neptune Finco Corp.
6.63%, 10/15/25 (Call 10/15/20)[a,b]	21,025	22,601,875
10.13%, 01/15/23 (Call 01/15/19)[a,b]	37,672	41,345,020
10.88%, 10/15/25 (Call 10/15/20)[a,b]	41,050	45,719,437
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	15,350	15,724,156
5.00%, 04/15/22 (Call 04/15/17)[a,b]	44,001	44,674,655
Numericable-SFR SA
4.88%, 05/15/19 (Call 05/16/16)[a]	20,660	21,408,925
6.00%, 05/15/22 (Call 05/15/17)[a,b]	82,347	82,449,934
6.25%, 05/15/24 (Call 05/15/19)[a,b]	29,300	28,494,250
7.38%, 05/01/26 (Call 05/01/21)[a]	49,645	50,389,675
Quebecor Media Inc.
5.75%, 01/15/23[b]	19,242	19,915,470
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/31/16)[b]	13,550	14,092,000
5.63%, 08/01/24 (Call 08/01/19)[a,b]	11,025	11,273,063
6.13%, 10/01/22 (Call 10/01/17)[b]	9,955	10,626,963

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/31/16)[a,b]	$11,400	$11,615,175
4.63%, 05/15/23 (Call 05/15/18)[a,b]	10,932	10,824,632
5.38%, 04/15/25 (Call 04/15/20)[a]	21,650	22,110,062
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,625	12,184,025
5.88%, 10/01/20 (Call 10/01/16)[a,b]	14,400	14,922,000
6.00%, 07/15/24 (Call 07/15/19)[a,b]	27,164	28,626,781
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	9,479	9,858,160
5.13%, 07/15/20 (Call 07/15/16)[b]	12,200	12,694,710
6.38%, 10/15/23 (Call 10/15/18)	14,796	15,898,302
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	24,430	24,312,213
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	18,600	19,102,801
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a]	13,460	13,470,095
5.50%, 01/15/23 (Call 01/15/18)[a]	21,695	22,384,591
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	24,760	24,936,819
5.13%, 02/15/25 (Call 02/15/20)[a,b]	24,360	24,116,400
6.75%, 09/15/22 (Call 09/15/17)[a,b]	23,903	25,337,180
8.50%, 05/15/21 (Call 05/31/16)[a,b]	17,423	18,198,867
Videotron Ltd.
5.00%, 07/15/22[b]	16,750	17,421,100

Security	Principal (000s)	Value
5.38%, 06/15/24 (Call 03/15/24)[a,b]	$12,915	$13,460,225
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)[a]	4,100	4,123,083
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	17,375	17,418,438

		1,746,972,363
MINING — 2.59%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	25,919	25,271,025
5.40%, 04/15/21 (Call 01/15/21)[b]	22,587	22,925,805
5.72%, 02/23/19[b]	15,790	16,738,979
5.87%, 02/23/22[b]	14,855	15,235,437
6.15%, 08/15/20	20,213	21,451,046
6.75%, 07/15/18	16,535	17,858,938
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/16)	1,010	896,375
9.50%, 04/01/21 (Call 04/01/18)[a]	3,250	3,396,250
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a]	6,478	4,890,890
7.88%, 04/01/21 (Call 04/01/18)[a,b]	8,530	8,785,900
8.00%, 01/15/23 (Call 01/15/18)[a]	6,810	5,856,600
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	11,545	10,486,670
8.25%, 11/01/19 (Call 06/01/16)[a,b]	12,793	13,377,640
9.75%, 03/01/22 (Call 03/01/18)[a,b]	40,247	42,211,054
Freeport-McMoRan Inc.
2.38%, 03/15/18	19,110	18,297,825

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.10%, 03/15/20	$2,224	$2,007,160
3.55%, 03/01/22 (Call 12/01/21)	36,000	30,064,500
3.88%, 03/15/23 (Call 12/15/22)	32,500	27,218,750
4.00%, 11/14/21	8,500	7,473,625
4.55%, 11/14/24 (Call 08/14/24)	18,750	15,750,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	11,110	11,276,650
7.88%, 11/01/22 (Call 11/01/18)[a]	10,600	10,732,500
Novelis Inc.
8.38%, 12/15/17 (Call 05/31/16)	23,193	23,651,062
8.75%, 12/15/20 (Call 05/30/16)[b]	31,698	32,807,430
Teck Resources Ltd.
2.50%, 02/01/18[b]	10,200	9,690,000
3.00%, 03/01/19[b]	6,900	6,279,000
3.75%, 02/01/23 (Call 11/01/22)[b]	16,315	12,766,487
4.50%, 01/15/21 (Call 10/15/20)	10,975	9,356,187
4.75%, 01/15/22 (Call 10/15/21)	14,600	12,118,000

		438,871,785
OFFICE & BUSINESS EQUIPMENT — 0.22%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	10,895	11,130,550
5.50%, 12/01/24 (Call 06/01/24)[b]	11,687	12,300,568
6.00%, 08/15/22 (Call 08/15/17)[b]	12,570	13,457,819

		36,888,937
OIL & GAS — 6.86%
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a,b]	11,575	13,079,750

Security	Principal (000s)	Value
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	$10,600	$4,876,000
7.38%, 11/01/21 (Call 07/31/17)[a]	10,955	5,011,913
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	25,602	24,447,242
5.38%, 11/01/21 (Call 11/01/16)[b]	16,850	16,302,375
5.63%, 06/01/23 (Call 06/01/18)[b]	15,950	15,431,625
6.00%, 12/01/20 (Call 05/31/16)[b]	11,600	11,591,355
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	13,100	917,000
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[b]	4,671	2,008,530
5.50%, 09/15/21 (Call 06/15/21)	12,552	5,491,500
6.00%, 11/15/24 (Call 08/15/24)	16,856	6,974,170
8.00%, 12/15/22 (Call 12/15/18)[a]	46,028	31,356,331
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	19,087	13,074,595
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	14,285	13,749,312
7.50%, 09/15/20 (Call 09/15/16)[b]	12,318	12,441,180
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[b]	12,400	6,888,200
6.13%, 02/15/21[b]	12,450	7,376,625
6.50%, 08/15/17[b]	2,000	1,720,554

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.63%, 08/15/20[b]	$18,900	$11,576,250
7.25%, 12/15/18[b]	6,000	4,530,000
8.00%, 12/15/22 (Call 12/15/18)[a,b]	45,906	31,115,087
Citgo Holding Inc.
10.75%, 02/15/20[a]	30,652	30,038,960
Comstock Resources Inc.
10.00%, 03/15/20 (Call 05/31/16)[a,b]	16,225	10,708,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	12,900	13,012,875
5.50%, 04/01/23 (Call 10/01/17)[b]	34,241	34,626,211
6.50%, 01/15/22 (Call 01/15/17)[b]	13,625	14,093,223
7.00%, 01/15/21 (Call 05/31/16)[b]	12,417	12,884,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25,939	15,368,857
5.50%, 05/01/22 (Call 05/01/17)	24,875	15,982,187
6.38%, 08/15/21 (Call 08/15/16)	9,455	6,157,569
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	17,395	9,828,175
9.38%, 05/01/20 (Call 05/31/16)	37,801	24,662,809
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 05/31/16)	6,600	6,202,020
6.75%, 02/01/22 (Call 02/01/17)	9,100	8,203,832
6.88%, 02/15/23 (Call 02/15/18)	12,094	10,884,600
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	18,090	15,014,700
13.00%, 02/15/22 (Call 08/15/18)[a,b]	15,150	4,999,500

Security	Principal (000s)	Value
Harvest Operations Corp.
6.88%, 10/01/17	$9,294	$7,934,753
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	12,845	11,913,737
5.75%, 10/01/25 (Call 04/01/20)[a,b]	10,425	9,825,563
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	21,700	13,779,500
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	9,850	9,086,625
7.38%, 05/01/22 (Call 05/01/17)[b]	10,450	10,214,875
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a,b]	14,072	10,765,080
6.50%, 03/15/21 (Call 05/31/16)[a]	16,575	13,047,633
7.00%, 03/31/24 (Call 09/30/18)[a,b]	19,175	15,052,375
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	9,450	3,886,313
7.63%, 05/01/21 (Call 05/01/17)	12,850	5,509,438
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)	10,150	4,542,125
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	15,125	15,011,562
5.63%, 07/01/24[b]	20,230	20,584,025
5.75%, 01/30/22	17,020	17,296,575
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	8,350	7,640,250
6.88%, 03/15/22 (Call 09/15/17)[b]	20,575	18,517,500

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.88%, 01/15/23 (Call 07/15/17)[b]	$8,817	$7,913,258
7.25%, 02/01/19 (Call 05/31/16)[b]	8,465	8,041,750
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	9,775	2,993,594
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 05/30/16)[a]	9,075	3,329,391
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a,b]	11,135	10,800,950
8.25%, 02/15/20 (Call 05/31/16)[b]	14,800	15,392,000
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	7,995	6,270,079
6.63%, 11/15/20 (Call 05/30/16)	14,030	12,504,237
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	22,600	22,345,750
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	9,552	8,931,120
5.38%, 10/01/22 (Call 07/01/22)[b]	10,460	9,950,075
6.88%, 03/01/21[b]	13,421	13,421,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	15,600	14,449,500
5.00%, 08/15/22 (Call 02/15/17)[b]	12,842	12,009,196
5.00%, 03/15/23 (Call 03/15/18)[b]	16,600	15,313,500
5.75%, 06/01/21 (Call 06/01/16)	11,505	11,073,562
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	21,635	16,226,250

Security	Principal (000s)	Value
7.75%, 06/15/21 (Call 06/15/17)[b]	$12,920	$10,626,700
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	9,615	9,461,160
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	8,365	334,600
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 05/31/16)	8,260	3,386,600
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	10,205	8,533,931
5.63%, 06/01/25 (Call 06/01/20)[b]	6,274	5,258,428
6.13%, 11/15/22 (Call 11/15/18)	12,925	11,697,125
6.50%, 01/01/23 (Call 07/01/17)	8,802	8,053,830
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	12,850	12,846,326
6.25%, 04/15/21 (Call 04/15/18)[a]	4,750	4,801,458
6.38%, 04/01/23 (Call 04/01/18)[a]	17,227	17,554,313
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	8,198	8,392,703
5.38%, 10/01/22 (Call 10/01/17)[b]	11,325	11,344,705
Transocean Inc.
3.75%, 10/15/17[b]	11,550	11,116,875
5.05%, 10/15/22 (Call 07/15/22)	15,515	10,763,531
6.00%, 03/15/18[b]	16,658	15,658,520
6.50%, 11/15/20[b]	15,550	12,819,109
7.13%, 12/15/21[b]	24,300	19,849,941
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	14,420	11,536,000

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.25%, 04/15/22 (Call 04/15/17)[a]	$14,800	$11,840,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	21,650	19,160,250
5.75%, 03/15/21 (Call 12/15/20)[b]	18,778	15,656,157
6.25%, 04/01/23 (Call 01/01/23)[b]	13,670	11,291,420
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	10,620	8,942,040
6.00%, 01/15/22 (Call 10/15/21)[b]	24,017	21,615,300
7.50%, 08/01/20 (Call 07/01/20)	10,550	10,089,342
8.25%, 08/01/23 (Call 06/01/23)	11,000	10,477,500

		1,161,309,117
OIL & GAS SERVICES — 0.42%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[b]	11,360	4,572,400
6.88%, 01/15/22 (Call 07/15/17)	9,975	3,990,000
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[b]	14,045	12,346,959
5.13%, 09/15/20[b]	17,400	16,008,000
6.00%, 03/15/18	10,900	10,954,500
9.63%, 03/01/19[b]	21,300	22,471,500

		70,343,359
PACKAGING & CONTAINERS — 1.57%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 05/30/16)[a,b]	13,596	14,256,827
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23	5,005	5,005,000
6.00%, 06/30/21 (Call 06/30/17)[a,b]	9,550	9,371,415

Security	Principal (000s)	Value
6.25%, 01/31/19 (Call 05/30/16)[a,b]	$8,575	$8,810,813
6.75%, 01/31/21 (Call 01/31/17)[a]	9,700	9,748,500
7.25%, 05/15/24	2,695	2,695,000
Ball Corp.
4.00%, 11/15/23[b]	21,046	20,811,139
4.38%, 12/15/20[b]	21,386	22,194,658
5.00%, 03/15/22[b]	12,196	12,746,040
5.25%, 07/01/25	20,633	21,703,440
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	14,525	14,669,116
5.50%, 05/15/22 (Call 05/15/17)[b]	10,680	11,000,400
6.00%, 10/15/22 (Call 10/15/18)[a,b]	8,685	9,075,825
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a,b]	12,250	12,265,312
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	17,612	17,964,240
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	10,600	10,904,750
5.88%, 08/15/23[a,b]	14,900	16,017,500
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	9,425	9,812,875
5.13%, 12/01/24 (Call 09/01/24)[a,b]	9,175	9,630,883
5.25%, 04/01/23 (Call 01/01/23)[a]	8,050	8,549,100
5.50%, 09/15/25 (Call 06/15/25)[a,b]	8,985	9,537,827
6.50%, 12/01/20 (Call 09/01/20)[a,b]	8,250	9,349,312

		266,119,972

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.58%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a]	$9,200	$9,326,500
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	15,975	15,507,731
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a,b]	8,735	8,363,763
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a,b]	35,545	34,449,030
6.00%, 02/01/25 (Call 02/01/20)[a,b]	26,810	25,469,500
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	21,015	21,697,988
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	4,670	4,775,075
9.00%, 10/01/18 (Call 05/16/16)	1,875	1,920,938
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	40,310	35,388,822
5.50%, 03/01/23 (Call 03/01/18)[a]	22,510	19,133,500
5.63%, 12/01/21 (Call 12/01/16)[a,b]	18,995	16,145,750
5.88%, 05/15/23 (Call 05/15/18)[a,b]	69,112	58,442,835
6.13%, 04/15/25 (Call 04/15/20)[a,b]	61,005	50,710,406
6.38%, 10/15/20 (Call 10/15/16)[a]	45,575	41,302,344
6.75%, 08/15/18 (Call 05/31/16)[a,b]	30,508	29,516,490
6.75%, 08/15/21 (Call 05/31/16)[a]	13,470	11,988,300

Security	Principal (000s)	Value
7.00%, 10/01/20 (Call 05/31/16)[a]	$17,838	$16,232,580
7.25%, 07/15/22 (Call 07/15/16)[a]	8,100	7,107,750
7.50%, 07/15/21 (Call 07/15/16)[a]	32,007	28,886,317

		436,365,619
PIPELINES — 3.28%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	10,365	9,777,650
6.13%, 03/01/22 (Call 11/01/16)[b]	13,119	11,989,829
6.25%, 04/01/23 (Call 04/01/18)[a]	15,037	13,608,485
DCP Midstream LLC VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	11,011	6,918,578
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	10,600	10,255,500
3.88%, 03/15/23 (Call 12/15/22)	10,225	9,036,344
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[b]	17,640	15,170,400
5.88%, 01/15/24 (Call 10/15/23)[b]	24,125	22,380,963
7.50%, 10/15/20	24,333	24,576,330
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)[b]	8,885	8,218,625
6.75%, 08/01/22 (Call 08/01/18)	15,620	14,995,981
NGPL PipeCo LLC
7.12%, 12/15/17[a]	23,223	23,977,747
9.63%, 06/01/19 (Call 05/31/16)[a,b]	12,175	12,698,525
NuStar Logistics LP
4.80%, 09/01/20	10,618	9,768,560

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	$10,788	$9,547,380
7.50%, 09/01/23 (Call 06/01/23)	11,575	11,726,044
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	15,746	15,627,905
6.00%, 01/15/19[a,b]	11,275	11,556,875
6.85%, 07/15/18[a,b]	11,495	11,895,190
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	34,140	33,969,300
5.63%, 04/15/23 (Call 01/15/23)	32,162	31,393,129
5.63%, 03/01/25 (Call 12/01/24)[b]	41,170	40,006,947
5.75%, 05/15/24 (Call 02/15/24)[b]	34,802	33,670,935
6.25%, 03/15/22 (Call 12/15/21)[b]	21,350	21,444,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	17,300	16,824,250
4.25%, 11/15/23 (Call 05/15/18)	12,305	11,343,733
5.00%, 01/15/18 (Call 10/15/17)[b]	21,691	21,867,131
5.25%, 05/01/23 (Call 11/01/17)[b]	7,825	7,507,149
6.75%, 03/15/24 (Call 09/15/19)[a]	12,550	12,769,625
6.88%, 02/01/21 (Call 05/31/16)	11,861	12,127,873
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	10,397	10,615,285
5.88%, 10/01/20 (Call 10/01/16)[b]	10,015	10,259,166
6.13%, 10/15/21 (Call 10/15/16)[b]	11,700	11,953,695

Security	Principal (000s)	Value
6.25%, 10/15/22 (Call 10/15/18)[b]	$16,980	$17,468,175
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	4,000	3,350,000
4.55%, 06/24/24 (Call 03/24/24)	5,915	5,116,475

		555,414,667
REAL ESTATE — 0.12%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,748,631
5.25%, 12/01/21 (Call 12/01/17)[a,b]	10,254	10,709,021

		19,457,652
REAL ESTATE INVESTMENT TRUSTS — 1.03%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	8,611	8,562,563
8.25%, 10/15/23 (Call 04/15/19)	23,350	21,929,542
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[b]	23,275	24,613,313
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	28,074	27,758,167
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a,b]	21,275	22,518,258
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	12,100	11,888,250
5.00%, 07/01/19 (Call 07/01/16)	16,125	15,641,250
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)[b]	8,655	9,167,088
6.88%, 05/01/21 (Call 05/31/16)	7,925	8,214,395

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Vereit Operating Partnership LP
2.00%, 02/06/17	$2,400	$2,396,400
3.00%, 02/06/19 (Call 01/06/19)	15,850	15,545,680
4.60%, 02/06/24 (Call 11/06/23)	6,750	6,752,565

		174,987,471
RETAIL — 3.36%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	26,344	27,002,600
6.00%, 04/01/22 (Call 10/01/17)[a,b]	48,706	50,045,415
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/31/16)[b]	11,975	12,367,660
7.00%, 05/20/22 (Call 05/20/17)[b]	21,417	22,568,164
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 05/31/16)[b]	9,230	9,442,877
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 05/31/16)[b]	7,430	1,984,872
9.00%, 03/15/19 (Call 05/31/16)[a]	26,125	18,810,000
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	11,557	12,019,280
5.75%, 03/01/23 (Call 03/01/18)[a,b]	54,292	57,617,385
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/16)[b]	10,725	10,182,047
6.75%, 01/15/22 (Call 11/15/16)[b]	11,400	10,909,800
6.75%, 06/15/23 (Call 06/15/19)[a]	10,095	9,438,825

Security	Principal (000s)	Value
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	$8,077	$7,642,861
8.13%, 10/01/19	9,115	9,365,663
L Brands Inc.
5.63%, 02/15/22[b]	20,847	23,025,511
5.63%, 10/15/23[b]	10,400	11,440,000
6.63%, 04/01/21[b]	16,691	18,986,012
6.90%, 07/15/17	10,262	10,863,900
7.00%, 05/01/20	8,360	9,649,828
8.50%, 06/15/19	10,150	11,943,696
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	11,375	11,844,219
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	20,500	17,742,896
QVC Inc.
3.13%, 04/01/19	7,080	7,173,344
4.38%, 03/15/23	15,451	15,427,179
4.45%, 02/15/25 (Call 11/15/24)	12,586	12,549,819
4.85%, 04/01/24	12,040	12,142,491
5.13%, 07/02/22	10,415	10,962,730
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	37,970	40,367,046
6.75%, 06/15/21 (Call 06/15/16)	14,366	15,156,130
9.25%, 03/15/20 (Call 05/31/16)[b]	12,958	13,715,337
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	15,695	16,793,650
5.75%, 06/01/22 (Call 06/01/17)[b]	14,568	15,223,560
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	11,350	11,185,425
Toys R Us Inc.
10.38%, 08/15/17 (Call 05/31/16)	9,740	8,936,450

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 05/31/16)[b]	$15,375	$14,913,750

		569,440,422
SEMICONDUCTORS — 1.36%
Advanced Micro Devices Inc.
6.75%, 03/01/19	12,800	10,752,000
7.00%, 07/01/24 (Call 07/01/19)	10,471	7,813,984
7.50%, 08/15/22	10,850	8,408,750
7.75%, 08/01/20 (Call 05/31/16)[b]	10,035	8,090,719
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	17,920	14,470,400
5.25%, 01/15/24 (Call 05/01/18)[a]	11,400	9,177,000
5.50%, 02/01/25 (Call 08/01/19)[b]	24,820	19,980,100
5.63%, 01/15/26 (Call 05/01/20)[a]	9,690	7,606,650
5.88%, 02/15/22 (Call 02/15/17)[b]	12,465	10,938,037
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	15,016	15,353,860
4.13%, 06/15/20[a,b]	13,270	13,701,275
4.63%, 06/15/22[a,b]	9,600	9,984,000
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,578,750
5.75%, 03/15/23 (Call 03/15/18)[a,b]	11,850	12,561,000
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a,b]	9,550	9,812,625
7.00%, 12/01/25 (Call 12/01/20)[a,b]	11,700	12,051,000
Sensata Technologies BV
4.88%, 10/15/23[a,b]	10,208	10,284,560
5.00%, 10/01/25[a,b]	15,020	15,132,650
5.63%, 11/01/24[a,b]	5,030	5,256,350

Security	Principal (000s)	Value
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	$17,350	$18,477,750

		230,431,460
SHIPBUILDING — 0.16%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	12,891	13,511,444
5.00%, 11/15/25 (Call 11/15/20)[a,b]	12,580	13,193,275

		26,704,719
SOFTWARE — 2.40%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	29,950	31,522,375
6.13%, 09/15/23 (Call 09/15/18)[a,b]	14,975	16,313,391
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	30,845	22,825,300
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	32,080	32,323,808
5.38%, 08/15/23 (Call 08/15/18)[a,b]	27,090	27,925,274
5.75%, 01/15/24 (Call 01/15/19)[a,b]	45,622	46,443,196
6.75%, 11/01/20 (Call 05/31/16)[a]	23,152	24,406,838
7.00%, 12/01/23 (Call 12/01/18)[a,b]	68,700	70,417,500
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	10,540	11,106,525
6.50%, 05/15/22 (Call 05/15/18)	31,060	28,668,691
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a,b]	17,025	17,833,687
5.75%, 08/15/25 (Call 08/15/20)[a]	18,235	19,443,069

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	$22,815	$23,328,337
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	32,080	33,443,400

		406,001,391
STORAGE & WAREHOUSING — 0.15%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/31/16)[a,b]	25,750	20,836,042
10.75%, 10/15/19 (Call 10/15/16)[a]	12,550	4,677,728

		25,513,770
TELECOMMUNICATIONS — 13.08%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	21,749	21,993,676
6.63%, 02/15/23 (Call 02/15/18)[a]	39,386	39,041,372
7.50%, 05/15/26	6,460	6,468,075
7.88%, 12/15/19 (Call 05/19/16)[a,b]	10,000	10,415,250
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	9,287,375
9.88%, 12/15/20 (Call 12/15/16)[a,b]	8,950	9,721,077
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	33,060	31,944,225
7.75%, 05/15/22 (Call 05/15/17)[a,b]	58,881	58,777,369
Avaya Inc.
7.00%, 04/01/19 (Call 05/31/16)[a,b]	22,516	14,353,950
10.50%, 03/01/21 (Call 03/01/17)[a,b]	24,695	5,432,900
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	10,100	9,113,230
5.80%, 03/15/22[b]	29,109	28,890,682

Security	Principal (000s)	Value
6.00%, 04/01/17[b]	$—	$—
6.45%, 06/15/21[b]	26,825	27,555,348
Series V
5.63%, 04/01/20[b]	22,305	22,951,845
Series W
6.75%, 12/01/23[b]	14,600	14,472,250
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	10,680	10,681,027
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	10,786	11,136,545
5.00%, 06/15/21 (Call 06/15/17)[a,b]	13,925	14,151,281
5.50%, 06/15/24 (Call 06/15/19)[a]	9,460	9,495,475
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	32,840	33,825,200
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	16,972	15,887,206
6.88%, 01/15/25 (Call 10/15/24)	17,645	14,700,491
7.13%, 03/15/19[b]	10,300	10,820,086
7.13%, 01/15/23	17,990	15,966,125
7.63%, 04/15/24[b]	8,250	7,323,525
8.13%, 10/01/18[b]	12,825	13,820,466
8.25%, 04/15/17[b]	—	—
8.50%, 04/15/20[b]	21,641	23,123,408
8.75%, 04/15/22[b]	11,120	11,008,800
8.88%, 09/15/20 (Call 06/15/20)[a]	22,854	24,074,241
9.25%, 07/01/21[b]	12,300	12,867,644
10.50%, 09/15/22 (Call 06/15/22)[a,b]	41,568	42,815,040
11.00%, 09/15/25 (Call 06/15/25)[a,b]	64,815	65,502,039
Hughes Satellite Systems Corp.
6.50%, 06/15/19	19,412	21,377,465
7.63%, 06/15/21[b]	20,165	22,736,037

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	$21,425	$20,407,313
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	43,216	27,496,180
6.63%, 12/15/22 (Call 12/15/17)	26,956	17,454,010
7.25%, 04/01/19 (Call 05/31/16)	27,468	22,523,760
7.25%, 10/15/20 (Call 05/31/16)[b]	47,670	34,562,533
7.50%, 04/01/21 (Call 05/31/16)[b]	25,295	18,149,163
8.00%, 02/15/24 (Call 02/15/19)[a]	19,458	20,139,030
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	11,050	8,515,406
7.75%, 06/01/21 (Call 06/01/17)	38,475	12,696,750
8.13%, 06/01/23 (Call 06/01/18)[b]	22,880	7,493,200
Koninklijke KPN NV VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b]	12,610	13,491,124
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	8,500	8,733,750
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	14,790	14,990,721
5.25%, 03/15/26 (Call 03/15/21)[a,b]	16,327	16,612,723
5.38%, 08/15/22 (Call 08/15/17)	21,109	21,647,491
5.38%, 01/15/24 (Call 01/15/19)[a]	19,000	19,380,000
5.38%, 05/01/25 (Call 05/01/20)[b]	14,725	15,010,297
5.63%, 02/01/23 (Call 02/01/18)[b]	10,730	11,031,265

Security	Principal (000s)	Value
6.13%, 01/15/21 (Call 11/15/16)	$13,640	$14,264,457
Nokia OYJ
5.38%, 05/15/19[b]	18,800	20,084,687
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a,b]	16,730	17,210,988
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	11,750	12,205,313
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	16,307	16,831,865
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	33,045	33,186,162
Sprint Communications Inc.
6.00%, 11/15/22	39,160	28,839,382
7.00%, 03/01/20[a]	21,818	22,392,531
7.00%, 08/15/20	31,798	26,472,143
8.38%, 08/15/17	30,078	30,582,537
9.00%, 11/15/18[a]	53,847	56,875,894
9.13%, 03/01/17[b]	1,473	1,519,031
11.50%, 11/15/21	21,439	19,455,893
Sprint Corp.
7.13%, 06/15/24	44,025	32,963,719
7.25%, 09/15/21	48,707	39,330,902
7.63%, 02/15/25 (Call 11/15/24)	32,974	24,854,152
7.88%, 09/15/23	91,015	70,764,162
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 05/10/16)[b]	9,150	9,357,019
6.00%, 03/01/23 (Call 09/01/18)[b]	27,597	28,878,091
6.00%, 04/15/24 (Call 04/15/19)[b]	6,250	6,511,285
6.13%, 01/15/22 (Call 01/15/18)[b]	13,515	14,054,046
6.25%, 04/01/21 (Call 04/01/17)[b]	35,507	37,144,633
6.38%, 03/01/25 (Call 09/01/19)[b]	32,542	34,209,777
6.46%, 04/28/19 (Call 05/10/16)	20,737	21,177,661

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.50%, 01/15/24 (Call 01/15/19)[b]	$20,675	$21,874,150
6.50%, 01/15/26 (Call 01/15/21)[b]	43,895	46,528,700
6.54%, 04/28/20 (Call 05/10/16)[b]	27,484	28,308,520
6.63%, 11/15/20 (Call 05/10/16)[b]	13,820	14,259,891
6.63%, 04/28/21 (Call 04/28/17)[b]	26,831	28,427,673
6.63%, 04/01/23 (Call 04/01/18)[b]	36,128	38,542,900
6.73%, 04/28/22 (Call 04/28/17)[b]	27,229	28,661,368
6.84%, 04/28/23 (Call 04/28/18)	13,769	14,643,906
Telecom Italia Capital SA
7.00%, 06/04/18	14,140	15,450,345
7.18%, 06/18/19[b]	17,485	19,779,906
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	32,950	34,556,312
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	24,532	24,838,650
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	12,029	12,680,738
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a]	12,848	13,554,113
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a]	8,805	8,805,000
6.00%, 10/15/24 (Call 10/15/19)[a,b]	11,100	11,254,024
6.38%, 04/15/23 (Call 04/15/18)[a,b]	11,250	11,590,875
Virgin Media Secured Finance PLC
5.25%, 01/15/21	10,100	10,642,875
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,407	19,365,857
5.38%, 04/15/21 (Call 04/15/17)[a,b]	16,962	17,746,806

Security	Principal (000s)	Value
5.50%, 01/15/25 (Call 01/15/19)[a,b]	$9,850	$10,101,175
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	21,272	19,251,160
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	22,687	21,654,742
6.50%, 04/30/20 (Call 05/30/16)[a,b]	12,242	12,303,210
7.38%, 04/23/21 (Call 04/23/17)[a]	59,525	53,126,062
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	15,000	11,449,307
7.50%, 06/01/22 (Call 06/01/17)	10,100	8,288,313
7.50%, 04/01/23 (Call 05/31/16)	12,100	9,801,000
7.75%, 10/15/20 (Call 05/31/16)[b]	14,680	13,314,613
7.75%, 10/01/21 (Call 10/01/16)[b]	16,400	13,899,000

		2,215,932,962
TRANSPORTATION — 0.43%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/31/16)[a]	18,931	19,076,926
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	11,850	4,787,400
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	31,328	30,388,160
7.88%, 09/01/19 (Call 09/01/16)[a,b]	18,500	19,332,500

		73,584,986

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,272,390,434)		16,632,315,345

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 26.81%

MONEY MARKET FUNDS — 26.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,059,308	$4,059,307,911
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	304,489	304,489,336
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	176,808	176,808,289

		4,540,605,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,540,605,536)		4,540,605,536

TOTAL INVESTMENTS IN SECURITIES — 125.02%
(Cost: $21,812,995,970)		21,172,920,881
Other Assets, Less Liabilities — (25.02)%		(4,237,512,911)

NET ASSETS — 100.00%		$16,935,407,970

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 91.53%

ADVERTISING — 0.21%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$8,000	$8,342,177
3.63%, 05/01/22	15,019	15,838,240
3.65%, 11/01/24 (Call 08/01/24)	11,133	11,613,171
4.45%, 08/15/20[a]	9,690	10,602,063
WPP Finance 2010
3.75%, 09/19/24	7,425	7,640,325
4.75%, 11/21/21	10,660	11,701,654

		65,737,630
AEROSPACE & DEFENSE — 1.23%
Boeing Co. (The)
4.88%, 02/15/20	14,724	16,550,559
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	4,480	4,551,686
L-3 Communications Corp.
4.75%, 07/15/20	13,268	14,154,334
5.20%, 10/15/19	9,315	10,070,573
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	21,830	22,440,563
2.90%, 03/01/25 (Call 12/01/24)	9,290	9,497,280
3.35%, 09/15/21	17,244	18,351,201
3.55%, 01/15/26 (Call 10/15/25)[a]	21,460	23,012,786
3.80%, 03/01/45 (Call 09/01/44)[a]	7,973	7,998,290
4.07%, 12/15/42	18,344	18,992,228
4.25%, 11/15/19	6,443	7,075,271
4.70%, 05/15/46 (Call 11/15/45)[a]	29,980	34,497,425
Northrop Grumman Corp.
3.25%, 08/01/23	10,083	10,606,482
4.75%, 06/01/43	10,198	11,732,677
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	13,474	13,835,463

Security	Principal (000s)	Value
3.13%, 10/15/20[a]	$10,842	$11,494,028
United Technologies Corp.
3.10%, 06/01/22[a]	32,677	34,570,841
4.15%, 05/15/45 (Call 11/16/44)	7,150	7,582,635
4.50%, 04/15/20	14,750	16,315,750
4.50%, 06/01/42	51,387	57,149,944
5.70%, 04/15/40	9,669	12,310,307
6.13%, 07/15/38	12,491	16,392,796

		379,183,119
AGRICULTURE — 1.23%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	7,575	7,847,479
2.85%, 08/09/22[a]	26,309	27,302,828
4.00%, 01/31/24	14,857	16,398,651
4.25%, 08/09/42	9,777	10,353,407
4.75%, 05/05/21[a]	22,596	25,604,811
5.38%, 01/31/44[a]	25,702	32,035,371
9.25%, 08/06/19	14,428	17,868,680
Philip Morris International Inc.
1.88%, 01/15/19[a]	1,000	1,014,641
1.88%, 02/25/21 (Call 01/25/21)	8,325	8,348,626
2.50%, 08/22/22	9,520	9,726,787
2.75%, 02/25/26 (Call 11/25/25)[a]	8,000	8,093,180
2.90%, 11/15/21[a]	20,216	21,162,746
3.25%, 11/10/24	12,500	13,262,005
3.88%, 08/21/42[a]	14,436	14,550,106
4.13%, 03/04/43[a]	7,749	8,081,472
4.25%, 11/10/44[a]	4,801	5,129,327
4.38%, 11/15/41	16,236	17,497,967
4.50%, 03/26/20[a]	9,614	10,670,326
4.88%, 11/15/43[a]	9,450	10,997,689
6.38%, 05/16/38	16,796	22,594,853
Reynolds American Inc.
3.25%, 06/12/20	896	938,219
4.00%, 06/12/22	12,285	13,357,457
4.45%, 06/12/25 (Call 03/12/25)	26,840	29,719,725
5.70%, 08/15/35 (Call 02/15/35)[a]	10,600	12,602,831

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.85%, 08/15/45 (Call 02/15/45)	$29,400	$36,349,822

		381,509,006
APPAREL — 0.03%
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	9,100	9,596,959

		9,596,959
AUTO MANUFACTURERS — 1.62%
American Honda Finance Corp.
2.25%, 08/15/19[a]	15,528	15,962,045
2.45%, 09/24/20	5,900	6,064,572
Daimler Finance North America LLC
8.50%, 01/18/31	18,776	29,693,713
Ford Motor Co.
4.75%, 01/15/43[a]	31,423	32,353,306
7.45%, 07/16/31	23,844	31,705,829
Ford Motor Credit Co. LLC
3.16%, 08/04/20	12,400	12,765,026
3.20%, 01/15/21[a]	5,700	5,870,626
3.22%, 01/09/22	5,700	5,846,201
3.34%, 03/18/21[a]	16,290	16,810,216
4.13%, 08/04/25	21,800	23,101,233
4.39%, 01/08/26[a]	9,000	9,723,104
General Motors Co.
4.88%, 10/02/23	25,550	27,384,745
5.00%, 04/01/35[a]	5,535	5,538,100
5.20%, 04/01/45[a]	20,169	20,153,873
6.25%, 10/02/43	23,010	25,793,789
6.60%, 04/01/36 (Call 10/01/35)	6,525	7,606,193
6.75%, 04/01/46 (Call 10/01/45)	14,605	17,599,901
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)[a]	23,178	23,596,595
3.20%, 07/13/20 (Call 06/13/20)[a]	18,378	18,657,897
3.45%, 04/10/22 (Call 02/10/22)[a]	24,850	24,948,197
3.50%, 07/10/19	3,350	3,456,919

Security	Principal (000s)	Value
3.70%, 11/24/20 (Call 10/24/20)[a]	$9,635	$9,979,548
4.00%, 01/15/25 (Call 10/15/24)[a]	18,400	18,577,376
4.20%, 03/01/21 (Call 02/01/21)[a]	13,500	14,205,780
4.30%, 07/13/25 (Call 04/13/25)[a]	5,560	5,719,294
4.38%, 09/25/21	10,100	10,693,880
5.25%, 03/01/26 (Call 12/01/25)[a]	10,480	11,493,311
Toyota Motor Credit Corp.
1.90%, 04/08/21	500	499,914
2.13%, 07/18/19	13,450	13,725,860
2.15%, 03/12/20[a]	16,016	16,300,039
3.30%, 01/12/22	14,532	15,516,254
3.40%, 09/15/21	12,852	13,774,230
4.25%, 01/11/21	975	1,076,058
Series B
4.50%, 06/17/20[a]	5,604	6,199,511

		502,393,135
BANKS — 24.40%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19[a]	10,558	10,665,308
2.38%, 03/16/20[a]	19,267	19,359,449
4.00%, 03/13/24[a]	12,666	13,589,842
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	20,720	20,939,856
2.70%, 11/16/20[a]	11,150	11,435,942
3.70%, 11/16/25[a]	9,000	9,655,691
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	19,200	19,508,736
Bank of America Corp.
2.63%, 10/19/20[a]	33,775	34,116,796
2.63%, 04/19/21	10,000	10,066,703
2.65%, 04/01/19[a]	14,409	14,679,068
3.30%, 01/11/23	39,511	40,223,506
3.50%, 04/19/26	8,975	9,073,885
3.88%, 08/01/25	62,939	65,500,007
4.00%, 04/01/24[a]	42,622	44,595,919

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.00%, 01/22/25	$41,050	$41,207,061
4.10%, 07/24/23[a]	31,376	33,348,835
4.13%, 01/22/24	39,342	41,768,890
4.20%, 08/26/24	48,702	49,594,411
4.25%, 10/22/26	20,443	20,876,555
4.45%, 03/03/26	15,575	16,096,647
4.88%, 04/01/44[a]	19,167	21,063,262
5.00%, 05/13/21[a]	30,330	33,670,149
5.00%, 01/21/44	17,895	19,945,951
5.63%, 07/01/20	16,885	18,970,174
5.70%, 01/24/22	42,423	48,849,113
5.88%, 01/05/21[a]	18,470	21,101,643
5.88%, 02/07/42	19,215	23,698,390
6.11%, 01/29/37	25,602	29,754,273
7.63%, 06/01/19	34,240	39,773,937
7.75%, 05/14/38	19,277	26,595,964
Series L
2.25%, 04/21/20[a]	41,145	41,112,607
3.95%, 04/21/25[a]	26,394	26,411,172
Bank of America N.A.
6.00%, 10/15/36	9,815	12,196,787
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)[a]	16,293	16,508,112
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21	5,730	5,759,628
2.20%, 05/15/19 (Call 04/15/19)	11,941	12,136,545
2.30%, 09/11/19 (Call 08/11/19)	6,118	6,260,974
2.45%, 11/27/20 (Call 10/27/20)[a]	6,480	6,639,960
2.50%, 04/15/21 (Call 03/15/21)[a]	13,300	13,616,343
2.60%, 08/17/20 (Call 07/17/20)	15,021	15,503,855
2.80%, 05/04/26	2,650	2,675,310
3.00%, 02/24/25 (Call 01/24/25)[a]	9,710	9,928,434
3.55%, 09/23/21 (Call 08/23/21)	22,552	24,169,668
3.65%, 02/04/24 (Call 01/05/24)	10,076	10,825,962

Security	Principal (000s)	Value
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	$16,867	$17,145,999
Bank of Nova Scotia (The)
2.05%, 06/05/19[a]	5,303	5,346,022
2.35%, 10/21/20[a]	16,750	16,977,659
2.45%, 03/22/21	22,750	23,047,600
2.80%, 07/21/21	16,851	17,275,611
4.38%, 01/13/21	3,674	4,027,284
4.50%, 12/16/25[a]	14,850	15,306,578
Barclays Bank PLC
5.14%, 10/14/20[a]	10,234	11,010,950
Barclays PLC
2.75%, 11/08/19[a]	33,400	33,447,218
2.88%, 06/08/20[a]	29,250	29,151,302
3.25%, 01/12/21[a]	14,250	14,410,089
3.65%, 03/16/25	20,265	19,501,087
4.38%, 09/11/24[a]	21,335	20,637,130
4.38%, 01/12/26[a]	35,820	36,219,085
5.25%, 08/17/45[a]	22,819	24,195,937
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)[a]	20,475	20,905,878
2.63%, 06/29/20 (Call 05/29/20)	7,431	7,613,632
BNP Paribas SA
2.38%, 05/21/20	17,470	17,686,347
2.45%, 03/17/19	5,665	5,764,236
3.25%, 03/03/23[a]	28,534	29,582,696
4.25%, 10/15/24	18,305	18,909,257
5.00%, 01/15/21	19,343	21,635,434
BPCE SA
2.25%, 01/27/20[a]	15,500	15,672,321
2.50%, 07/15/19[a]	11,750	11,962,676
2.65%, 02/03/21[a]	1,750	1,784,382
4.00%, 04/15/24[a]	29,200	31,328,052
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	9,670	10,144,651
3.80%, 10/30/26 (Call 09/30/26)	14,800	15,786,950
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	7,217	7,300,130

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.20%, 02/05/25 (Call 01/05/25)[a]	$13,850	$13,759,285
3.50%, 06/15/23	5,000	5,142,344
3.75%, 04/24/24 (Call 03/24/24)	12,975	13,449,864
4.20%, 10/29/25 (Call 09/29/25)	8,082	8,273,956
4.75%, 07/15/21[a]	17,267	18,997,507
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	20,875	20,886,214
2.95%, 07/23/21 (Call 06/23/21)[a]	14,390	14,596,118
Citigroup Inc.
2.40%, 02/18/20[a]	27,312	27,492,524
2.50%, 07/29/19[a]	27,824	28,218,939
2.55%, 04/08/19[a]	6,660	6,772,881
2.65%, 10/26/20[a]	41,925	42,399,398
2.70%, 03/30/21[a]	15,900	16,085,310
3.30%, 04/27/25	7,384	7,440,252
3.40%, 05/01/26	15,000	15,090,905
3.50%, 05/15/23[a]	20,275	20,509,428
3.70%, 01/12/26[a]	15,150	15,579,525
3.75%, 06/16/24[a]	16,956	17,671,777
3.88%, 10/25/23[a]	22,436	23,659,428
3.88%, 03/26/25[a]	13,519	13,433,971
4.00%, 08/05/24	14,388	14,650,860
4.05%, 07/30/22	17,406	18,167,137
4.30%, 11/20/26[a]	12,645	12,941,355
4.40%, 06/10/25[a]	36,294	37,416,425
4.45%, 09/29/27	45,970	46,818,206
4.50%, 01/14/22	28,129	30,731,489
4.60%, 03/09/26[a]	10,710	11,193,737
4.65%, 07/30/45	17,744	19,008,271
5.30%, 05/06/44[a]	10,600	11,435,245
5.38%, 08/09/20[a]	10,050	11,281,870
5.50%, 09/13/25[a]	21,439	23,750,609
5.88%, 01/30/42[a]	9,910	12,317,445
6.13%, 08/25/36	1,620	1,861,325
6.63%, 06/15/32	13,000	15,645,402
6.68%, 09/13/43	11,803	14,664,301
8.13%, 07/15/39	22,108	33,872,098
8.50%, 05/22/19	1,250	1,482,382

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	$1,250	$1,258,168
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	8,335	8,590,424
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	11,750	11,912,775
2.30%, 09/06/19[a]	16,970	17,219,771
2.30%, 03/12/20[a]	15,109	15,288,493
2.40%, 11/02/20[a]	7,580	7,680,591
2.55%, 03/15/21[a]	4,985	5,078,311
Cooperatieve Rabobank UA
3.88%, 02/08/22	27,110	29,170,593
3.95%, 11/09/22	23,290	23,898,395
4.38%, 08/04/25	14,550	15,179,138
4.50%, 01/11/21	21,585	23,812,218
4.63%, 12/01/23[a]	23,554	25,042,090
5.25%, 05/24/41[a]	20,868	25,157,006
5.25%, 08/04/45[a]	19,200	21,197,140
5.75%, 12/01/43	15,628	18,377,498
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20[a]	6,750	6,832,505
2.50%, 01/19/21[a]	23,650	24,022,355
3.38%, 05/21/25[a]	10,602	10,995,122
Credit Suisse AG/New York NY
2.30%, 05/28/19[a]	25,990	26,269,668
3.00%, 10/29/21	16,295	16,657,101
3.63%, 09/09/24	48,850	50,649,253
4.38%, 08/05/20	21,180	22,945,639
5.30%, 08/13/19	7,602	8,390,576
5.40%, 01/14/20[a]	26,401	28,690,680
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	15,000	14,883,246
3.13%, 12/10/20[b]	20,000	19,949,494
3.45%, 04/16/21[b]	20,000	20,150,194
3.75%, 03/26/25	840	819,922
3.80%, 09/15/22	15,000	15,132,909
4.55%, 04/17/26[b]	25,000	25,592,897
4.88%, 05/15/45	8,325	8,347,323

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Deutsche Bank AG
2.95%, 08/20/20	$8,850	$8,866,149
3.13%, 01/13/21[a]	12,255	12,318,255
4.10%, 01/13/26[a]	13,880	13,878,965
4.50%, 04/01/25[a]	13,180	12,140,335
Deutsche Bank AG/London
3.70%, 05/30/24[a]	25,290	25,399,056
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	19,030	19,389,187
3.20%, 08/09/21 (Call 07/09/21)[a]	12,494	12,563,006
4.20%, 08/08/23[a]	9,295	9,732,105
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	8,498	8,651,586
4.30%, 01/16/24 (Call 12/16/23)	11,235	11,834,669
8.25%, 03/01/38	9,848	14,186,693
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	13,850	14,019,851
2.88%, 10/01/21 (Call 09/01/21)	14,950	15,250,496
3.85%, 03/15/26 (Call 02/15/26)[a]	12,500	12,879,936
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[a]	38,869	39,554,669
2.60%, 04/23/20 (Call 03/23/20)	9,577	9,686,706
2.63%, 04/25/21	11,280	11,337,265
2.75%, 09/15/20 (Call 08/15/20)[a]	16,300	16,544,427
2.88%, 02/25/21 (Call 01/25/21)[a]	6,430	6,533,144
3.50%, 01/23/25 (Call 10/23/24)	39,116	39,493,149
3.63%, 01/22/23[a]	26,882	27,846,161
3.75%, 05/22/25 (Call 02/22/25)	30,373	31,243,120
3.75%, 02/25/26 (Call 11/25/25)[a]	20,665	21,255,808
3.85%, 07/08/24 (Call 04/08/24)[a]	32,223	33,547,021

Security	Principal (000s)	Value
4.00%, 03/03/24	$36,144	$38,141,437
4.25%, 10/21/25[a]	32,760	33,445,614
4.75%, 10/21/45 (Call 04/21/45)	25,130	26,730,887
4.80%, 07/08/44 (Call 01/08/44)[a]	12,681	13,622,687
5.15%, 05/22/45[a]	28,175	28,953,008
5.25%, 07/27/21	45,815	51,736,140
5.38%, 03/15/20	30,848	34,315,787
5.75%, 01/24/22[a]	67,025	77,096,344
5.95%, 01/15/27	15,726	18,007,475
6.00%, 06/15/20[a]	29,446	33,524,763
6.13%, 02/15/33	31,371	38,398,151
6.25%, 02/01/41[a]	37,916	48,259,072
6.45%, 05/01/36	19,356	22,582,827
6.75%, 10/01/37	51,815	62,558,835
7.50%, 02/15/19[a]	5,179	5,936,720
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	21,560	23,345,278
5.63%, 08/15/35	8,793	10,114,518
5.88%, 11/01/34[a]	7,500	8,792,015
HSBC Holdings PLC
3.40%, 03/08/21[a]	26,755	27,706,255
4.00%, 03/30/22	31,475	33,389,187
4.25%, 03/14/24	6,500	6,632,769
4.25%, 08/18/25[a]	31,800	31,881,615
4.30%, 03/08/26[a]	22,790	23,936,193
4.88%, 01/14/22[a]	21,502	23,655,851
5.10%, 04/05/21[a]	40,585	45,043,814
5.25%, 03/14/44[a]	23,159	24,433,176
6.10%, 01/14/42[a]	7,668	9,738,044
6.50%, 05/02/36[a]	19,327	23,200,533
6.50%, 09/15/37	31,884	38,218,681
6.80%, 06/01/38	22,510	27,856,445
HSBC USA Inc.
2.25%, 06/23/19[a]	10,000	10,114,114
2.35%, 03/05/20[a]	17,657	17,774,717
2.38%, 11/13/19	11,400	11,486,238
2.75%, 08/07/20[a]	13,820	14,012,470
3.50%, 06/23/24[a]	11,300	11,570,316
5.00%, 09/27/20	9,090	9,854,430

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	$5,000	$5,123,734
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	12,512	13,647,251
JPMorgan Chase & Co.
2.20%, 10/22/19[a]	21,006	21,304,161
2.25%, 01/23/20 (Call 12/23/19)[a]	48,108	48,472,899
2.55%, 10/29/20 (Call 09/29/20)	26,625	27,010,091
2.55%, 03/01/21 (Call 02/01/21)[a]	22,200	22,474,257
2.75%, 06/23/20 (Call 05/23/20)[a]	28,059	28,704,946
3.13%, 01/23/25 (Call 10/23/24)	34,672	34,721,910
3.20%, 01/25/23	35,293	36,236,781
3.25%, 09/23/22[a]	39,869	41,269,582
3.30%, 04/01/26 (Call 01/01/26)[a]	19,300	19,541,323
3.38%, 05/01/23	29,718	29,991,420
3.63%, 05/13/24[a]	20,609	21,593,498
3.88%, 02/01/24[a]	27,823	29,588,884
3.88%, 09/10/24	40,155	41,453,448
3.90%, 07/15/25 (Call 04/15/25)	35,959	38,087,726
4.13%, 12/15/26[a]	26,200	27,358,168
4.25%, 10/15/20[a]	36,775	39,764,760
4.25%, 10/01/27[a]	22,382	23,345,753
4.35%, 08/15/21	40,437	44,239,336
4.40%, 07/22/20[a]	33,568	36,444,197
4.50%, 01/24/22[a]	35,629	39,345,860
4.63%, 05/10/21	31,187	34,441,251
4.85%, 02/01/44[a]	15,614	17,997,515
4.95%, 03/25/20[a]	19,973	22,003,597
4.95%, 06/01/45[a]	16,378	17,686,566
5.40%, 01/06/42[a]	18,350	22,163,486
5.50%, 10/15/40[a]	14,061	17,204,831
5.60%, 07/15/41	21,281	26,290,039
5.63%, 08/16/43	9,768	11,507,672
6.30%, 04/23/19	17,942	20,176,909
6.40%, 05/15/38[a]	21,428	28,663,681

Security	Principal (000s)	Value
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	$18,750	$18,776,332
2.50%, 12/15/19	8,500	8,613,341
KeyCorp
2.90%, 09/15/20	7,700	7,845,434
5.10%, 03/24/21[a]	18,050	20,064,515
Lloyds Bank PLC
2.35%, 09/05/19[a]	6,976	7,052,345
2.40%, 03/17/20[a]	26,400	26,648,083
2.70%, 08/17/20[a]	6,250	6,356,704
3.50%, 05/14/25[a]	26,450	27,657,482
6.38%, 01/21/21	6,486	7,629,960
Lloyds Banking Group PLC
4.50%, 11/04/24	15,400	15,755,287
4.58%, 12/10/25[b]	20,576	20,576,000
4.65%, 03/24/26[a]	9,745	9,899,786
5.30%, 12/01/45[a,b]	6,900	7,147,648
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)[a]	8,650	8,656,673
2.90%, 02/06/25 (Call 01/06/25)	13,600	13,459,255
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	34,500	35,239,049
3.85%, 03/01/26[a]	32,450	34,050,217
Morgan Stanley
2.38%, 07/23/19[a]	15,960	16,133,951
2.50%, 04/21/21	4,435	4,443,721
2.65%, 01/27/20	34,287	34,827,373
2.80%, 06/16/20[a]	32,645	33,311,490
3.70%, 10/23/24	43,660	45,124,466
3.75%, 02/25/23[a]	31,843	33,347,031
3.88%, 01/27/26[a]	25,681	26,693,532
3.95%, 04/23/27[a]	27,615	27,654,288
4.00%, 07/23/25	29,300	30,797,992
4.10%, 05/22/23[a]	33,299	34,398,676
4.30%, 01/27/45	32,189	32,660,842
4.35%, 09/08/26	29,729	30,767,250
4.88%, 11/01/22	25,843	28,113,320
5.00%, 11/24/25	29,924	32,555,259
5.50%, 01/26/20[a]	24,177	26,867,615
5.50%, 07/24/20	28,341	31,598,396

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.50%, 07/28/21	$36,230	$41,133,615
5.63%, 09/23/19	34,677	38,659,026
5.75%, 01/25/21	23,368	26,620,697
6.38%, 07/24/42	29,463	38,814,097
7.25%, 04/01/32[a]	8,932	12,066,099
7.30%, 05/13/19	33,130	38,148,108
Series F
3.88%, 04/29/24	41,032	43,154,278
National Australia Bank Ltd./New York
2.63%, 07/23/20[a]	15,500	15,903,279
2.63%, 01/14/21	13,800	14,170,221
3.00%, 01/20/23[a]	13,539	13,855,079
3.38%, 01/14/26[a]	500	523,096
Northern Trust Corp.
3.95%, 10/30/25[a]	11,700	12,675,659
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[a,c]	8,900	9,046,421
2.40%, 10/18/19 (Call 09/18/19)[c]	15,250	15,559,897
2.45%, 11/05/20 (Call 10/06/20)[a,c]	8,850	9,023,570
2.60%, 07/21/20 (Call 06/21/20)[c]	11,330	11,619,089
2.70%, 11/01/22 (Call 10/01/22)[c]	12,437	12,402,691
2.95%, 01/30/23 (Call 12/30/22)[c]	7,300	7,364,388
2.95%, 02/23/25 (Call 01/24/25)[c]	17,300	17,522,241
3.80%, 07/25/23 (Call 06/25/23)[c]	15,153	15,973,011
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	14,540	15,404,021
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,c]	9,969	10,488,542
4.38%, 08/11/20[c]	10,724	11,706,796
5.13%, 02/08/20[c]	4,065	4,513,857
Royal Bank of Canada
2.15%, 03/15/19[a]	3,114	3,159,929

Security	Principal (000s)	Value
2.15%, 03/06/20[a]	$11,000	$11,112,262
2.35%, 10/30/20	33,750	34,223,030
2.50%, 01/19/21	14,760	15,063,150
4.65%, 01/27/26[a]	8,000	8,352,234
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	5,000	5,102,484
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	11,885	11,847,530
4.50%, 07/17/25 (Call 04/17/25)	12,245	12,669,966
Santander UK Group Holdings PLC
2.88%, 10/16/20	16,900	16,866,269
3.13%, 01/08/21[a]	9,990	10,068,635
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21[a]	4,000	4,083,354
State Street Corp.
2.55%, 08/18/20[a]	8,805	9,081,127
3.10%, 05/15/23	20,813	21,248,939
3.30%, 12/16/24[a]	14,415	15,150,912
3.55%, 08/18/25	8,461	9,098,516
3.70%, 11/20/23	16,765	18,152,069
4.38%, 03/07/21	10,765	11,894,793
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	11,600	11,684,117
2.45%, 01/16/20[a]	28,200	28,472,282
2.65%, 07/23/20	11,000	11,178,474
3.20%, 07/18/22	7,449	7,633,204
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21[a]	21,300	21,724,705
Sumitomo Mitsui Financial Group Inc. ADR
3.78%, 03/09/26[a]	17,500	18,264,624
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	5,575	5,671,008
Svenska Handelsbanken AB
2.25%, 06/17/19	10,102	10,279,164
2.40%, 10/01/20[a]	22,750	23,085,999
2.45%, 03/30/21	5,250	5,332,698

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.50%, 01/25/19[a]	$875	$897,814
Toronto-Dominion Bank (The)
2.13%, 07/02/19	16,305	16,543,880
2.13%, 04/07/21	4,000	4,008,325
2.25%, 11/05/19[a]	18,330	18,630,942
2.50%, 12/14/20[a]	29,825	30,419,708
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	12,604	12,909,182
2.35%, 01/29/21 (Call 12/29/20)	1,100	1,126,120
2.95%, 07/15/22 (Call 06/15/22)	20,347	20,943,544
3.00%, 03/15/22 (Call 02/15/22)	11,714	12,253,331
3.70%, 01/30/24 (Call 12/29/23)	30,000	32,588,163
4.13%, 05/24/21 (Call 04/23/21)	7,519	8,237,284
Series F
3.60%, 09/11/24 (Call 08/11/24)	15,410	16,255,961
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)[a]	19,985	20,338,778
2.80%, 01/27/25 (Call 12/27/24)[a]	8,350	8,547,027
UBS AG/Stamford CT
2.35%, 03/26/20[a]	23,680	23,999,183
2.38%, 08/14/19[a]	37,956	38,588,336
4.88%, 08/04/20[a]	9,225	10,213,826
Wachovia Corp.
5.50%, 08/01/35	9,017	10,156,358
Wells Fargo & Co.
2.13%, 04/22/19	11,925	12,113,434
2.50%, 03/04/21[a]	9,800	9,952,252
2.55%, 12/07/20[a]	42,750	43,545,291
2.60%, 07/22/20[a]	49,260	50,417,846
3.00%, 01/22/21	19,189	19,903,090
3.00%, 02/19/25[a]	31,570	31,629,857
3.00%, 04/22/26[a]	27,600	27,477,967
3.30%, 09/09/24[a]	34,011	35,024,878
3.50%, 03/08/22[a]	39,498	41,919,212
3.55%, 09/29/25[a]	28,750	30,073,466

Security	Principal (000s)	Value
3.90%, 05/01/45[a]	$32,255	$31,876,033
4.10%, 06/03/26[a]	34,774	36,475,346
4.13%, 08/15/23	31,794	33,941,914
4.30%, 07/22/27	37,690	39,943,357
4.60%, 04/01/21[a]	29,340	32,522,932
4.65%, 11/04/44[a]	17,210	17,819,392
4.90%, 11/17/45	18,515	19,997,059
5.38%, 02/07/35	4,074	4,861,820
5.38%, 11/02/43	26,400	29,879,010
5.61%, 01/15/44	21,135	24,758,137
Series M
3.45%, 02/13/23	26,916	27,642,783
Series N
2.15%, 01/30/20	21,179	21,361,629
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,850	13,074,568
6.60%, 01/15/38	19,484	26,000,102
Westpac Banking Corp.
2.30%, 05/26/20[a]	12,825	12,977,761
2.60%, 11/23/20	32,775	33,455,042
4.88%, 11/19/19[a]	20,007	22,043,348

		7,554,128,341
BEVERAGES — 3.57%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	1,000	1,019,555
2.63%, 01/17/23	15,373	15,437,035
2.65%, 02/01/21 (Call 01/01/21)[a]	75,875	77,934,733
3.30%, 02/01/23 (Call 12/01/22)[a]	77,525	80,902,656
3.65%, 02/01/26 (Call 11/01/25)	126,600	133,436,463
3.70%, 02/01/24[a]	26,146	27,939,454
4.00%, 01/17/43[a]	7,267	7,302,187
4.63%, 02/01/44[a]	12,725	13,998,951
4.70%, 02/01/36 (Call 08/01/35)	74,548	81,748,517
4.90%, 02/01/46 (Call 08/01/45)[a]	133,015	150,650,089
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	55,218	55,464,819

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.75%, 07/15/42[a]	$8,041	$7,819,495
5.00%, 04/15/20	12,812	14,298,646
5.38%, 01/15/20	18,247	20,501,036
6.88%, 11/15/19	21,677	25,498,720
8.20%, 01/15/39	15,662	24,306,719
Coca-Cola Co. (The)
1.88%, 10/27/20	12,820	13,011,197
2.45%, 11/01/20[a]	19,009	19,773,730
2.50%, 04/01/23[a]	6,271	6,431,816
2.88%, 10/27/25[a]	27,960	29,237,210
3.15%, 11/15/20	9,506	10,147,399
3.20%, 11/01/23	22,175	23,922,718
3.30%, 09/01/21[a]	16,938	18,241,609
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	15,715	16,007,214
Diageo Investment Corp.
2.88%, 05/11/22	12,234	12,757,637
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	12,965	18,056,533
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)[a]	16,350	16,567,347
2.15%, 10/14/20 (Call 09/14/20)[a]	14,485	14,865,496
2.75%, 03/05/22	12,863	13,441,178
2.75%, 03/01/23	14,413	14,995,292
2.75%, 04/30/25 (Call 01/30/25)[a]	13,909	14,297,477
2.85%, 02/24/26 (Call 11/24/25)[a]	10,235	10,531,695
3.00%, 08/25/21[a]	8,446	8,960,662
3.10%, 07/17/22 (Call 05/17/22)	14,500	15,446,113
3.13%, 11/01/20	5,429	5,783,318
3.50%, 07/17/25 (Call 04/17/25)[a]	550	596,750
3.60%, 03/01/24 (Call 12/01/23)	10,955	12,018,222
4.00%, 03/05/42	5,814	5,994,153
4.45%, 04/14/46 (Call 10/14/45)[a]	24,570	27,437,624
4.50%, 01/15/20	13,950	15,520,068

Security	Principal (000s)	Value
4.88%, 11/01/40	$9,786	$11,251,331
5.50%, 01/15/40	9,796	12,105,897

		1,105,658,761
BIOTECHNOLOGY — 2.33%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	7,978	8,052,689
2.20%, 05/22/19 (Call 04/22/19)	18,415	18,805,170
3.13%, 05/01/25 (Call 02/01/25)[a]	9,950	10,230,813
3.45%, 10/01/20[a]	10,810	11,546,339
3.63%, 05/15/22 (Call 02/15/22)	2,486	2,662,488
3.63%, 05/22/24 (Call 02/22/24)	23,250	24,784,946
3.88%, 11/15/21 (Call 08/15/21)[a]	32,623	35,513,280
4.10%, 06/15/21 (Call 03/15/21)	13,741	15,050,887
4.40%, 05/01/45 (Call 11/01/44)[a]	19,124	19,848,964
5.15%, 11/15/41 (Call 05/15/41)	28,432	32,356,205
5.38%, 05/15/43 (Call 11/15/42)	14,907	17,377,406
5.65%, 06/15/42 (Call 12/15/41)	12,208	14,750,752
6.38%, 06/01/37	3,834	4,858,362
6.40%, 02/01/39	12,362	15,621,165
Biogen Inc.
2.90%, 09/15/20	12,825	13,259,155
3.63%, 09/15/22[a]	25,750	27,294,434
4.05%, 09/15/25 (Call 06/15/25)[a]	21,200	22,806,070
5.20%, 09/15/45 (Call 03/15/45)	20,590	23,464,282
Celgene Corp.
2.88%, 08/15/20	18,950	19,638,673
3.25%, 08/15/22[a]	4,976	5,150,720
3.55%, 08/15/22	17,650	18,487,134
3.63%, 05/15/24 (Call 02/15/24)	15,006	15,574,682

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.88%, 08/15/25 (Call 05/15/25)	$32,250	$34,033,667
4.63%, 05/15/44 (Call 11/15/43)	14,570	15,050,702
5.00%, 08/15/45 (Call 02/15/45)[a]	25,050	27,493,572
Gilead Sciences Inc.
2.55%, 09/01/20[a]	30,559	31,619,788
3.25%, 09/01/22 (Call 07/01/22)	13,050	13,790,020
3.50%, 02/01/25 (Call 11/01/24)	25,597	27,180,500
3.65%, 03/01/26 (Call 12/01/25)[a]	27,412	29,291,416
3.70%, 04/01/24 (Call 01/01/24)	22,050	23,793,094
4.40%, 12/01/21 (Call 09/01/21)	13,914	15,550,900
4.50%, 04/01/21 (Call 01/01/21)[a]	11,854	13,259,736
4.50%, 02/01/45 (Call 08/01/44)	22,843	24,343,294
4.60%, 09/01/35 (Call 03/01/35)	15,228	16,612,880
4.75%, 03/01/46 (Call 09/01/45)[a]	31,380	34,783,155
4.80%, 04/01/44 (Call 10/01/43)	18,345	20,413,129
5.65%, 12/01/41 (Call 06/01/41)	13,645	16,825,010

		721,175,479
CHEMICALS — 1.50%
CF Industries Inc.
3.45%, 06/01/23[a]	7,819	7,676,257
4.95%, 06/01/43	4,996	4,640,993
5.15%, 03/15/34	16,055	15,850,996
5.38%, 03/15/44[a]	9,913	9,677,923
7.13%, 05/01/20	4,810	5,525,231
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	24,722	25,454,105
3.50%, 10/01/24 (Call 07/01/24)[a]	11,114	11,563,622

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$17,048	$18,745,355
4.25%, 11/15/20 (Call 08/15/20)[a]	14,845	16,235,680
4.38%, 11/15/42 (Call 05/15/42)	14,465	14,222,137
5.25%, 11/15/41 (Call 05/15/41)	8,338	9,074,043
7.38%, 11/01/29[a]	11,602	15,110,166
8.55%, 05/15/19	17,612	21,037,703
9.40%, 05/15/39[a]	11,976	18,353,804
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	9,303	9,506,988
3.60%, 08/15/22 (Call 05/15/22)	14,926	15,593,464
3.80%, 03/15/25 (Call 12/15/24)	10,520	10,874,311
4.65%, 10/15/44 (Call 04/15/44)[a]	8,245	8,208,966
Ecolab Inc.
4.35%, 12/08/21	13,100	14,510,463
5.50%, 12/08/41	10,708	12,584,344
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	11,679	11,827,285
3.63%, 01/15/21[a]	15,513	16,562,960
4.15%, 02/15/43[a]	7,774	7,672,563
4.63%, 01/15/20[a]	13,923	15,293,108
LYB International Finance BV
4.00%, 07/15/23[a]	8,486	9,048,220
4.88%, 03/15/44 (Call 09/15/43)	16,710	17,467,538
5.25%, 07/15/43	7,428	8,048,424
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	13,385	12,351,982
5.00%, 04/15/19 (Call 01/15/19)	3,350	3,619,131
5.75%, 04/15/24 (Call 01/15/24)[a]	14,170	16,577,105
6.00%, 11/15/21 (Call 08/17/21)	13,953	16,195,805

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	$14,609	$14,988,178
4.40%, 07/15/44 (Call 01/15/44)[a]	13,000	12,529,387
4.70%, 07/15/64 (Call 01/15/64)	7,735	6,789,860
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	9,990	10,543,680
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	10,442	10,661,453
Rohm & Haas Co.
7.85%, 07/15/29	8,206	10,932,241

		465,555,471
COMMERCIAL SERVICES — 0.27%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	9,557	9,852,832
3.38%, 09/15/25 (Call 06/15/25)	12,518	13,400,227
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)[a]	8,050	8,800,683
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	17,346	17,699,347
3.75%, 08/15/21 (Call 06/15/21)	8,990	9,318,121
4.25%, 08/15/24 (Call 05/15/24)	19,645	20,207,884
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	2,000	2,076,221
4.80%, 04/01/26 (Call 01/01/26)[a]	2,500	2,618,467

		83,973,782
COMPUTERS — 3.04%
Apple Inc.
1.55%, 02/07/20[a]	19,238	19,339,988
2.00%, 05/06/20[a]	13,024	13,240,828
2.10%, 05/06/19[a]	16,995	17,415,801

Security	Principal (000s)	Value
2.15%, 02/09/22[a]	$16,641	$16,730,377
2.25%, 02/23/21 (Call 01/23/21)	44,910	45,904,285
2.40%, 05/03/23[a]	66,670	66,912,245
2.50%, 02/09/25	19,213	19,149,833
2.70%, 05/13/22[a]	18,894	19,506,156
2.85%, 05/06/21[a]	32,771	34,347,210
2.85%, 02/23/23 (Call 12/23/22)[a]	20,695	21,359,140
3.20%, 05/13/25	33,307	35,109,042
3.25%, 02/23/26 (Call 11/23/25)[a]	35,980	37,696,343
3.45%, 05/06/24	28,154	30,095,325
3.45%, 02/09/45[a]	27,822	25,352,850
3.85%, 05/04/43	35,400	34,575,672
4.38%, 05/13/45	26,715	28,317,636
4.45%, 05/06/44[a]	12,512	13,357,466
4.50%, 02/23/36 (Call 08/23/35)[a]	20,800	22,664,165
4.65%, 02/23/46 (Call 08/23/45)	50,420	55,464,582
EMC Corp./MA
2.65%, 06/01/20[a]	25,035	23,357,655
3.38%, 06/01/23 (Call 03/01/23)[a]	10,864	9,103,380
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	36,355	37,710,874
4.40%, 10/15/22 (Call 08/15/22)[a,b]	9,400	9,930,655
4.90%, 10/15/25 (Call 07/15/25)[a,b]	30,450	31,597,852
6.20%, 10/15/35 (Call 04/15/35)[b]	15,500	15,476,124
6.35%, 10/15/45 (Call 04/15/45)[a,b]	19,500	19,373,043
HP Inc.
3.75%, 12/01/20[a]	2,297	2,407,421
4.30%, 06/01/21[a]	14,947	15,760,181
4.38%, 09/15/21	17,655	18,592,655
4.65%, 12/09/21[a]	22,718	24,153,201
6.00%, 09/15/41[a]	12,827	11,844,935
International Business Machines Corp.
1.63%, 05/15/20[a]	15,455	15,518,777

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
1.88%, 08/01/22	$16,251	$16,092,075
2.25%, 02/19/21	10,300	10,530,559
2.88%, 11/09/22	10,175	10,591,009
3.38%, 08/01/23	20,875	22,249,903
3.45%, 02/19/26[a]	16,200	17,192,031
3.63%, 02/12/24[a]	23,095	24,939,651
4.00%, 06/20/42[a]	14,879	15,474,717
4.70%, 02/19/46[a]	3,000	3,350,622
8.38%, 11/01/19	6,537	8,044,191
Seagate HDD Cayman
4.75%, 06/01/23[a]	13,410	10,359,225
4.75%, 01/01/25	13,625	9,912,188

		940,101,868
COSMETICS & PERSONAL CARE — 0.17%
Procter & Gamble Co. (The)
2.30%, 02/06/22[a]	15,663	16,103,613
3.10%, 08/15/23	6,504	6,973,215
4.70%, 02/15/19	9,816	10,771,821
5.55%, 03/05/37[a]	13,348	17,521,853

		51,370,502
DIVERSIFIED FINANCIAL SERVICES — 3.96%
American Express Co.
2.65%, 12/02/22[a]	18,953	18,879,713
4.05%, 12/03/42[a]	12,194	12,320,903
American Express Credit Corp.
2.13%, 03/18/19	4,491	4,551,743
2.25%, 08/15/19	19,315	19,626,902
2.38%, 05/26/20 (Call 04/25/20)[a]	21,945	22,327,501
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	13,779	14,115,892
Ameriprise Financial Inc.
4.00%, 10/15/23	14,223	15,096,837
5.30%, 03/15/20	3,270	3,645,641
BP Capital Markets PLC
2.52%, 01/15/20[a]	11,680	11,927,422
Capital One Bank USA N.A.
3.38%, 02/15/23[a]	31,640	31,803,022
CME Group Inc./IL
3.00%, 09/15/22	6,098	6,400,532
3.00%, 03/15/25 (Call 12/15/24)	11,769	11,981,027

Security	Principal (000s)	Value
5.30%, 09/15/43 (Call 03/15/43)	$9,081	$10,855,182
Ford Motor Credit Co. LLC
2.38%, 03/12/19	4,400	4,436,825
2.60%, 11/04/19[a]	11,641	11,704,737
3.66%, 09/08/24[a]	17,300	17,747,958
4.25%, 09/20/22	14,595	15,673,476
4.38%, 08/06/23[a]	15,287	16,526,704
5.75%, 02/01/21[a]	12,670	14,439,129
5.88%, 08/02/21[a]	30,129	34,785,569
8.13%, 01/15/20	10,121	12,118,486
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	60,364	61,795,086
3.37%, 11/15/25[a,b]	32,691	34,966,451
4.42%, 11/15/35[a,b]	98,872	108,205,537
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	11,089	11,368,704
3.10%, 01/09/23[a]	16,360	17,343,220
3.15%, 09/07/22[a]	12,835	13,605,291
3.45%, 05/15/24 (Call 02/13/24)	1,140	1,227,204
4.38%, 09/16/20	11,286	12,569,053
4.63%, 01/07/21	16,886	19,021,057
4.65%, 10/17/21	30,135	34,095,706
5.30%, 02/11/21	23,553	27,111,924
5.50%, 01/08/20[a]	11,968	13,654,660
5.88%, 01/14/38	51,759	68,169,657
6.00%, 08/07/19[a]	5,966	6,852,861
6.15%, 08/07/37	16,897	22,921,478
6.88%, 01/10/39	27,381	40,037,473
Series A
5.55%, 05/04/20	938	1,078,167
6.75%, 03/15/32	40,846	56,330,032
HSBC Finance Corp.
6.68%, 01/15/21	46,696	53,578,505
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	11,380	11,670,329
3.75%, 12/01/25 (Call 09/01/25)	18,675	19,254,355
4.00%, 10/15/23	13,475	14,258,189

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Jefferies Group LLC
6.88%, 04/15/21	$9,552	$10,728,900
8.50%, 07/15/19[a]	11,991	13,722,614
Nomura Holdings Inc.
2.75%, 03/19/19[a]	8,930	9,060,849
6.70%, 03/04/20[a]	12,533	14,417,288
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	8,085	8,095,800
4.50%, 07/23/25 (Call 04/24/25)	11,550	11,959,630
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	50,865	52,126,813
2.80%, 12/14/22 (Call 10/14/22)[a]	28,720	29,918,402
3.15%, 12/14/25 (Call 09/14/25)[a]	48,450	50,846,715
4.15%, 12/14/35 (Call 06/14/35)	17,250	18,623,837
4.30%, 12/14/45 (Call 06/14/45)	42,290	46,472,079

		1,226,053,067
ELECTRIC — 1.08%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	12,796	14,171,351
5.15%, 11/15/43 (Call 05/15/43)[a]	9,469	11,329,269
6.13%, 04/01/36	16,305	21,134,903
6.50%, 09/15/37	12,201	16,570,107
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)[a]	11,836	13,064,577
4.63%, 12/01/54 (Call 06/01/54)[a]	8,365	9,295,130
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	3,800	3,881,928
5.30%, 02/15/40[a]	7,767	9,705,509
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)[a]	12,726	13,558,512

Security	Principal (000s)	Value
Duke Energy Florida LLC
6.40%, 06/15/38[a]	$17,086	$23,741,211
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	9,246	9,452,487
3.40%, 04/15/26 (Call 01/15/26)	3,000	3,070,738
3.95%, 06/15/25 (Call 03/15/25)[a,b]	17,800	18,976,913
4.45%, 04/15/46 (Call 10/15/45)	3,000	3,096,408
5.10%, 06/15/45 (Call 12/15/44)[b]	4,724	5,256,577
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	3,550	3,599,675
5.60%, 06/15/42 (Call 12/15/41)[a]	4,808	4,758,167
6.25%, 10/01/39[a]	12,295	13,360,337
Georgia Power Co.
4.30%, 03/15/42	13,852	14,659,231
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	6,791	7,338,641
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	7,773	9,695,491
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	3,587	3,831,243
5.40%, 01/15/40	10,531	12,907,911
5.80%, 03/01/37	11,093	13,977,034
6.05%, 03/01/34	36,740	48,430,176
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	9,496	11,069,953
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)[a]	14,575	15,235,162

		335,168,641
ELECTRONICS — 0.32%
Honeywell International Inc.
4.25%, 03/01/21	5,849	6,528,929

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$10,481	$11,130,699
6.88%, 03/11/38	15,044	18,743,306
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	1,000	1,015,420
3.15%, 01/15/23 (Call 10/15/22)[a]	6,898	6,973,078
3.30%, 02/15/22[a]	11,042	11,405,842
3.60%, 08/15/21 (Call 05/15/21)[a]	19,306	20,254,376
4.15%, 02/01/24 (Call 11/01/23)	12,801	13,793,829
4.50%, 03/01/21	8,706	9,492,737

		99,338,216
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
2.88%, 05/08/22	24,063	24,754,568
4.38%, 05/08/42[a]	4,367	4,668,859

		29,423,427
ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	15,395	16,364,382
5.00%, 03/01/20[a]	9,032	9,941,745
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	9,024	9,223,119

		35,529,246
FOOD — 1.23%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	821	830,206
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	11,074	11,630,836
JM Smucker Co. (The)
3.50%, 10/15/21[a]	25	26,543
3.50%, 03/15/25[a]	22,365	23,497,626
Kellogg Co.
4.00%, 12/15/20	8,252	8,987,472
Series B
7.45%, 04/01/31	6,656	8,799,726

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b]	$20,900	$21,521,113
3.50%, 06/06/22	21,781	23,093,943
3.50%, 07/15/22 (Call 05/15/22)[b]	19,245	20,330,872
3.95%, 07/15/25 (Call 04/15/25)[a,b]	11,265	11,989,316
5.00%, 07/15/35 (Call 01/15/35)[b]	10,695	11,948,136
5.00%, 06/04/42	23,103	25,725,653
5.20%, 07/15/45 (Call 01/15/45)[a,b]	22,150	25,484,025
5.38%, 02/10/20	20,180	22,745,623
6.50%, 02/09/40	13,719	17,265,242
6.88%, 01/26/39	9,190	12,006,707
Kroger Co. (The)
6.15%, 01/15/20	7,777	8,956,589
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)[a]	20,874	22,600,689
6.50%, 02/09/40[a]	1,961	2,495,042
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)[a]	1,600	1,618,546
2.60%, 10/01/20 (Call 09/01/20)[a]	8,845	9,050,708
3.30%, 07/15/26 (Call 04/15/26)	4,260	4,368,989
3.75%, 10/01/25 (Call 07/01/25)[a]	9,920	10,547,397
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	15,370	15,800,830
3.95%, 08/15/24 (Call 05/15/24)[a]	14,250	15,317,012
4.50%, 06/15/22 (Call 03/15/22)	11,520	12,737,128
Unilever Capital Corp.
2.20%, 03/06/19	4,061	4,171,770
4.25%, 02/10/21	12,363	13,743,715
4.80%, 02/15/19	1,314	1,440,599
5.90%, 11/15/32[a]	10,009	13,461,808

		382,193,861

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.07%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	$10,625	$11,010,923
4.80%, 06/15/44 (Call 12/15/43)[a]	8,600	8,699,880
7.30%, 11/15/39	1,050	1,305,372

		21,016,175
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	10,045	12,174,242

		12,174,242
HEALTH CARE — PRODUCTS — 1.48%
Becton Dickinson and Co.
2.68%, 12/15/19	22,741	23,316,604
3.13%, 11/08/21	11,491	12,028,288
3.73%, 12/15/24 (Call 09/15/24)	16,590	17,655,227
4.69%, 12/15/44 (Call 06/15/44)	16,125	17,725,558
Boston Scientific Corp.
3.85%, 05/15/25[a]	14,105	14,752,419
6.00%, 01/15/20	10,006	11,348,844
Medtronic Inc.
2.50%, 03/15/20	23,818	24,607,517
2.75%, 04/01/23 (Call 01/01/23)	14,414	14,812,814
3.15%, 03/15/22	35,630	37,823,889
3.50%, 03/15/25[a]	40,344	43,245,980
3.63%, 03/15/24 (Call 12/15/23)	10,994	11,910,636
4.38%, 03/15/35	33,588	37,423,491
4.45%, 03/15/20	12,143	13,386,307
4.63%, 03/15/45[a]	48,493	55,075,799
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	5,792	5,916,233
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	7,360	7,551,893
3.38%, 11/01/25 (Call 08/01/25)	6,535	6,801,069
3.50%, 03/15/26 (Call 12/15/25)	10,665	11,190,697

Security	Principal (000s)	Value
4.63%, 03/15/46 (Call 09/15/45)	$12,925	$14,217,929
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,815	1,842,465
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	21,445	21,831,147
3.15%, 04/01/22 (Call 02/01/22)	11,800	12,140,180
3.55%, 04/01/25 (Call 01/01/25)	30,623	31,411,224
4.45%, 08/15/45 (Call 02/15/45)	9,740	9,796,058

		457,812,268
HEALTH CARE — SERVICES — 1.36%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	11,485	11,594,384
3.50%, 11/15/24 (Call 08/15/24)[a]	8,900	9,205,349
3.95%, 09/01/20	11,315	12,085,883
6.63%, 06/15/36	11,323	14,521,454
Anthem Inc.
2.25%, 08/15/19	10,295	10,448,129
3.13%, 05/15/22[a]	12,185	12,437,674
3.30%, 01/15/23	8,875	9,021,667
3.50%, 08/15/24 (Call 05/15/24)[a]	9,575	9,845,899
4.63%, 05/15/42	12,134	12,606,272
4.65%, 01/15/43	13,375	13,795,926
4.65%, 08/15/44 (Call 02/15/44)[a]	16,394	17,020,500
5.85%, 01/15/36[a]	9,582	11,074,219
6.38%, 06/15/37	5,890	7,237,591
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	9,090	9,111,769
4.00%, 02/15/22 (Call 11/15/21)	9,289	9,936,998
5.38%, 02/15/42 (Call 08/15/41)	10,385	11,666,672

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)[a]	$7,985	$8,434,635
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	8,821	8,981,306
4.70%, 02/01/45 (Call 08/01/44)[a]	14,155	14,377,716
UnitedHealth Group Inc.
2.13%, 03/15/21	11,000	11,104,488
2.70%, 07/15/20[a]	26,679	27,663,637
2.88%, 12/15/21	5,250	5,483,181
2.88%, 03/15/22 (Call 12/15/21)	11,737	12,172,930
2.88%, 03/15/23[a]	13,527	13,858,536
3.10%, 03/15/26	12,700	13,096,329
3.35%, 07/15/22	10,100	10,701,215
3.75%, 07/15/25[a]	26,323	28,538,841
4.25%, 03/15/43 (Call 09/15/42)	8,639	9,079,118
4.63%, 07/15/35	16,460	18,592,454
4.75%, 07/15/45	27,066	31,272,460
5.80%, 03/15/36[a]	4,000	5,021,266
6.88%, 02/15/38[a]	14,559	20,445,709

		420,434,207
HOLDING COMPANIES — DIVERSIFIED — 0.04%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	13,771	13,775,124

		13,775,124
HOUSEWARES — 0.28%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	12,550	12,998,815
3.85%, 04/01/23 (Call 02/01/23)[a]	21,500	22,460,704
4.20%, 04/01/26 (Call 01/01/26)[a]	24,875	26,266,811
5.50%, 04/01/46 (Call 10/01/45)[a]	22,430	25,037,806

		86,764,136

Security	Principal (000s)	Value
INSURANCE — 1.98%
Aflac Inc.
3.63%, 11/15/24[a]	$12,043	$12,748,159
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	10,381	10,509,900
3.30%, 03/01/21 (Call 02/01/21)	20,301	20,908,107
3.38%, 08/15/20	455	470,533
3.75%, 07/10/25 (Call 04/10/25)[a]	3,657	3,683,787
3.88%, 01/15/35 (Call 07/15/34)[a]	15,523	14,290,300
3.90%, 04/01/26 (Call 01/01/26)[a]	16,815	17,146,725
4.13%, 02/15/24[a]	20,545	21,542,384
4.38%, 01/15/55 (Call 07/15/54)	9,889	8,870,439
4.50%, 07/16/44 (Call 01/16/44)	32,734	31,656,770
4.80%, 07/10/45 (Call 01/10/45)[a]	9,000	9,128,783
4.88%, 06/01/22	23,664	25,973,616
6.25%, 05/01/36	12,807	14,912,201
6.40%, 12/15/20[a]	1,357	1,580,207
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	5,000	5,140,416
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	14,795	15,521,113
4.25%, 01/15/21[a]	10,371	11,584,487
5.75%, 01/15/40[a]	8,988	11,488,693
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	10,680	10,951,834
2.20%, 03/15/21 (Call 02/15/21)	4,950	5,065,351
2.75%, 03/15/23 (Call 01/15/23)[a]	20,595	21,208,161
3.13%, 03/15/26 (Call 12/15/25)	31,905	33,151,031
4.50%, 02/11/43[a]	6,943	7,696,875
Chubb Corp. (The)
6.00%, 05/11/37	4,851	6,300,662

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	$11,220	$11,485,015
2.88%, 11/03/22 (Call 09/03/22)	20,900	21,667,448
3.15%, 03/15/25	16,025	16,676,272
3.35%, 05/03/26 (Call 02/03/26)[a]	22,175	23,364,321
4.35%, 11/03/45 (Call 05/03/45)	18,285	20,090,037
Manulife Financial Corp.
4.15%, 03/04/26[a]	13,150	13,721,119
5.38%, 03/04/46	5,000	5,354,918
MetLife Inc.
3.60%, 04/10/24[a]	9,725	10,152,733
4.05%, 03/01/45[a]	13,685	13,201,539
4.13%, 08/13/42[a]	7,128	6,830,609
4.60%, 05/13/46 (Call 11/13/45)[a]	14,850	15,493,017
4.75%, 02/08/21	11,161	12,453,684
4.88%, 11/13/43	17,665	19,057,244
5.70%, 06/15/35[a]	4,925	5,771,899
5.88%, 02/06/41	8,300	9,908,705
6.38%, 06/15/34	8,149	10,076,441
Series D
4.37%, 09/15/23	15,460	16,938,560
Prudential Financial Inc.
4.60%, 05/15/44[a]	10,920	11,200,933
5.70%, 12/14/36	170	194,892
7.38%, 06/15/19	9,607	11,125,648
Series D
6.63%, 12/01/37	12,295	15,301,250
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,925	9,670,161
6.25%, 06/15/37	9,055	12,120,245

		613,387,224
INTERNET — 0.62%
Alphabet Inc.
3.38%, 02/25/24[a]	11,565	12,606,726
3.63%, 05/19/21[a]	14,285	15,697,906
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	20,269	20,618,843

Security	Principal (000s)	Value
2.60%, 12/05/19 (Call 11/05/19)	$5,145	$5,352,970
3.30%, 12/05/21 (Call 10/05/21)	6,723	7,234,058
3.80%, 12/05/24 (Call 09/05/24)	18,282	20,133,268
4.80%, 12/05/34 (Call 06/05/34)	18,990	21,581,250
4.95%, 12/05/44 (Call 06/05/44)[a]	21,828	25,435,712
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	19,053	19,267,996
2.60%, 07/15/22 (Call 04/15/22)	13,234	12,940,162
2.88%, 08/01/21 (Call 06/01/21)[a]	5,418	5,516,582
3.45%, 08/01/24 (Call 05/01/24)[a]	12,980	13,048,106
4.00%, 07/15/42 (Call 01/15/42)	10,897	8,825,696
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[b]	4,000	4,059,759

		192,319,034
MACHINERY — 0.44%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	3,378	3,463,657
7.15%, 02/15/19	11,015	12,727,277
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	14,370	15,268,786
3.80%, 08/15/42[a]	21,248	21,124,942
3.90%, 05/27/21	12,172	13,353,501
5.20%, 05/27/41	8,798	10,450,768
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,309	11,591,088
3.90%, 06/09/42 (Call 12/09/41)[a]	15,696	16,127,505
4.38%, 10/16/19	8,171	9,024,866

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
John Deere Capital Corp.
2.80%, 03/06/23	$22,500	$22,829,650

		135,962,040
MANUFACTURING — 0.57%
3M Co.
5.70%, 03/15/37	5,651	7,269,777
Eaton Corp.
2.75%, 11/02/22	20,498	20,583,938
4.15%, 11/02/42[a]	12,640	12,790,742
General Electric Co.
2.70%, 10/09/22[a]	51,602	53,457,262
3.38%, 03/11/24	9,293	9,995,489
4.13%, 10/09/42[a]	24,008	25,495,857
4.50%, 03/11/44	32,150	35,927,545
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	10,080	10,282,772

		175,803,382
MEDIA — 5.13%
21st Century Fox America Inc.
3.00%, 09/15/22	18,552	19,261,640
4.50%, 02/15/21[a]	11,121	12,360,818
6.15%, 03/01/37[a]	1,890	2,314,542
6.15%, 02/15/41	20,731	25,488,862
6.20%, 12/15/34[a]	14,214	17,489,144
6.40%, 12/15/35	16,305	20,393,815
6.65%, 11/15/37[a]	14,846	19,147,590
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	2,065	2,115,454
4.00%, 01/15/26 (Call 10/15/25)[a]	12,770	13,513,058
7.88%, 07/30/30	7,295	10,051,689
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	20,660	21,456,815
4.46%, 07/23/22 (Call 05/23/22)[b]	41,800	44,369,985
4.91%, 07/23/25 (Call 04/23/25)[b]	55,970	60,341,414
6.38%, 10/23/35 (Call 04/23/35)[a,b]	22,500	25,978,293

Security	Principal (000s)	Value
6.48%, 10/23/45 (Call 04/23/45)[b]	$46,960	$55,456,238
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	13,818	19,499,222
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	17,000	17,580,722
2.85%, 01/15/23	9,820	10,210,273
3.13%, 07/15/22	15,705	16,650,000
3.15%, 03/01/26 (Call 12/01/25)[a]	30,270	31,717,587
3.38%, 02/15/25 (Call 11/15/24)	4,048	4,308,968
3.38%, 08/15/25 (Call 05/15/25)[a]	18,160	19,376,219
3.60%, 03/01/24[a]	17,671	19,164,576
4.20%, 08/15/34 (Call 02/15/34)	14,640	15,637,438
4.25%, 01/15/33[a]	21,926	23,542,211
4.40%, 08/15/35 (Call 02/15/35)	7,590	8,343,929
4.60%, 08/15/45 (Call 02/15/45)[a]	21,209	23,915,926
4.65%, 07/15/42	6,011	6,754,182
4.75%, 03/01/44[a]	14,248	16,450,811
5.15%, 03/01/20[a]	20,018	22,676,064
5.65%, 06/15/35	12,002	15,054,971
6.40%, 05/15/38	4,975	6,766,002
6.40%, 03/01/40[a]	13,179	17,858,147
6.45%, 03/15/37	21,036	28,328,531
6.50%, 11/15/35	13,177	17,917,547
6.55%, 07/01/39	18,503	25,296,658
6.95%, 08/15/37[a]	19,221	27,217,330
7.05%, 03/15/33[a]	11,910	16,472,042
Discovery Communications LLC
4.88%, 04/01/43	9,584	8,529,436
5.05%, 06/01/20[a]	15,515	16,845,324
6.35%, 06/01/40	12,310	12,799,367
Historic TW Inc.
6.63%, 05/15/29	15,471	19,258,640
NBCUniversal Media LLC
2.88%, 01/15/23[a]	16,230	16,832,235
4.38%, 04/01/21	27,852	31,119,803

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.45%, 01/15/43[a]	$18,043	$19,765,432
5.15%, 04/30/20[a]	21,337	24,241,998
5.95%, 04/01/41	16,074	20,691,007
6.40%, 04/30/40	8,443	11,374,256
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	19,818	21,191,865
4.50%, 09/15/42 (Call 03/15/42)[a]	17,880	16,688,507
5.00%, 02/01/20[a]	18,911	20,677,089
5.50%, 09/01/41 (Call 03/01/41)	17,473	18,152,307
5.88%, 11/15/40 (Call 05/15/40)	17,891	19,256,584
6.55%, 05/01/37	18,192	20,835,996
6.75%, 06/15/39[a]	16,353	19,250,011
7.30%, 07/01/38[a]	19,876	24,408,730
8.25%, 04/01/19	8,564	10,055,459
Time Warner Entertainment Co. LP
8.38%, 03/15/23	12,805	16,623,372
8.38%, 07/15/33	6,840	9,049,994
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	11,025	11,444,159
3.60%, 07/15/25 (Call 04/15/25)	22,350	23,349,727
4.70%, 01/15/21[a]	11,103	12,316,076
4.75%, 03/29/21	13,760	15,338,224
4.85%, 07/15/45 (Call 01/15/45)	14,000	15,081,321
4.88%, 03/15/20	9,601	10,602,987
6.10%, 07/15/40	9,070	10,873,089
6.25%, 03/29/41	15,870	19,376,553
6.50%, 11/15/36[a]	16,548	20,177,599
7.63%, 04/15/31	11,804	15,303,302
7.70%, 05/01/32	24,491	32,495,952
Verizon Communications Inc.
4.52%, 09/15/48[a]	50,750	51,048,440
4.67%, 03/15/55	58,725	57,281,956
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	15,100	15,500,087

Security	Principal (000s)	Value
4.38%, 03/15/43	$19,020	$15,070,982
5.85%, 09/01/43 (Call 03/01/43)[a]	20,517	20,092,070
6.88%, 04/30/36	8,644	9,274,779
Walt Disney Co. (The)
1.85%, 05/30/19[a]	10,413	10,638,624
2.15%, 09/17/20	4,900	5,021,852
2.30%, 02/12/21[a]	14,305	14,775,208
2.35%, 12/01/22[a]	15,527	15,945,757
2.75%, 08/16/21	7,458	7,820,036
3.00%, 02/13/26[a]	13,000	13,798,986
3.15%, 09/17/25[a]	9,050	9,716,665
4.13%, 06/01/44[a]	15,200	16,464,003

		1,586,934,559
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	14,237	14,549,229
3.25%, 06/15/25 (Call 03/15/25)	10,769	11,400,827

		25,950,056
MINING — 1.18%
Barrick Gold Corp.
5.25%, 04/01/42[a]	6,750	6,616,698
Barrick North America Finance LLC
4.40%, 05/30/21	15,127	16,077,773
5.70%, 05/30/41	10,695	10,686,860
5.75%, 05/01/43	12,736	13,210,678
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	12,480	12,547,215
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	7,918	8,052,018
3.25%, 11/21/21[a]	13,586	14,236,758
3.85%, 09/30/23[a]	19,802	21,031,670
4.13%, 02/24/42	9,265	9,098,154
5.00%, 09/30/43	35,515	39,514,795
6.50%, 04/01/19[a]	6,397	7,244,986
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	11,095	11,072,097

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	$19,094	$19,466,352
4.88%, 03/15/42 (Call 09/15/41)[a]	18,246	17,319,357
5.13%, 10/01/19[a]	250	271,597
6.25%, 10/01/39	7,649	7,980,852
Rio Tinto Alcan Inc.
6.13%, 12/15/33[a]	3,100	3,497,183
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	8,202	8,617,510
3.75%, 09/20/21[a]	16,880	17,907,889
3.75%, 06/15/25 (Call 03/15/25)[a]	10,666	10,927,575
4.13%, 05/20/21[a]	10,038	10,850,240
5.20%, 11/02/40[a]	14,055	15,235,959
7.13%, 07/15/28	5,448	6,856,098
9.00%, 05/01/19	19,707	23,622,842
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	15,847	15,884,822
3.50%, 03/22/22 (Call 12/22/21)	21,330	22,164,673
4.13%, 08/21/42 (Call 02/21/42)[a]	14,994	14,399,303

		364,391,954
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.50%, 05/15/21[a]	12,662	12,914,293

		12,914,293
OIL & GAS — 6.40%
Anadarko Finance Co.
7.50%, 05/01/31	9,085	10,352,783
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	9,170	9,574,292
5.55%, 03/15/26 (Call 12/15/25)[a]	10,900	11,686,141
6.20%, 03/15/40	9,121	9,631,037
6.45%, 09/15/36	26,689	28,800,276
6.60%, 03/15/46 (Call 09/15/45)[a]	13,365	15,198,044

Security	Principal (000s)	Value
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$15,117	$15,080,050
4.25%, 01/15/44 (Call 07/15/43)	11,224	10,238,157
4.75%, 04/15/43 (Call 10/15/42)	10,219	9,983,161
5.10%, 09/01/40 (Call 03/01/40)	18,815	18,814,520
6.00%, 01/15/37	12,184	13,175,402
BP Capital Markets PLC
2.24%, 05/10/19	3,871	3,936,138
2.32%, 02/13/20[a]	21,012	21,342,979
2.50%, 11/06/22	15,763	15,732,116
2.75%, 05/10/23	21,376	21,305,778
3.06%, 03/17/22	10,530	10,849,482
3.25%, 05/06/22	22,303	23,183,456
3.51%, 03/17/25[a]	12,995	13,613,863
3.54%, 11/04/24	11,463	11,926,983
3.56%, 11/01/21	18,129	19,296,187
3.81%, 02/10/24[a]	20,728	22,156,723
3.99%, 09/26/23	3,440	3,665,161
4.50%, 10/01/20	15,637	17,253,300
4.74%, 03/11/21[a]	16,983	19,003,935
4.75%, 03/10/19[a]	6,257	6,792,223
Canadian Natural Resources Ltd.
6.25%, 03/15/38	17,548	17,665,687
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	22,259	22,533,854
2.19%, 11/15/19 (Call 10/15/19)	9,000	9,198,887
2.36%, 12/05/22 (Call 09/05/22)	19,283	19,357,348
2.42%, 11/17/20 (Call 10/17/20)[a]	16,370	16,860,761
2.43%, 06/24/20 (Call 05/24/20)[a]	15,964	16,339,050
3.19%, 06/24/23 (Call 03/24/23)[a]	26,580	27,735,850
3.33%, 11/17/25 (Call 08/17/25)[a]	14,090	14,922,726

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ConocoPhillips
6.00%, 01/15/20[a]	$12,428	$14,037,107
6.50%, 02/01/39	35,109	43,513,431
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	1,740	1,741,356
2.40%, 12/15/22 (Call 09/15/22)	9,625	9,341,561
2.88%, 11/15/21 (Call 09/15/21)	9,400	9,480,143
3.35%, 11/15/24 (Call 08/15/24)[a]	16,861	16,904,576
4.20%, 03/15/21 (Call 02/15/21)[a]	7,300	7,799,249
4.30%, 11/15/44 (Call 05/15/44)[a]	9,815	9,516,466
4.95%, 03/15/26 (Call 12/15/25)[a]	13,350	14,766,148
ConocoPhillips Holding Co.
6.95%, 04/15/29	13,756	16,495,539
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	13,552	12,244,227
4.75%, 05/15/42 (Call 11/15/41)	9,383	7,758,498
5.00%, 06/15/45 (Call 12/15/44)[a]	13,200	11,256,737
5.60%, 07/15/41 (Call 01/15/41)	19,418	17,138,300
5.85%, 12/15/25 (Call 09/15/25)[a]	6,550	6,824,321
7.95%, 04/15/32	11,464	12,302,357
Devon Financing Co. LLC
7.88%, 09/30/31	13,063	13,911,572
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	19,472	19,025,067
4.10%, 02/01/21	11,346	12,116,400
4.15%, 01/15/26 (Call 10/15/25)	3,800	4,063,883
5.63%, 06/01/19	11,769	12,970,718
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	8,420	8,534,184

Security	Principal (000s)	Value
1.91%, 03/06/20 (Call 02/06/20)	$21,525	$21,750,502
2.22%, 03/01/21 (Call 02/01/21)	31,790	32,365,771
2.40%, 03/06/22 (Call 01/06/22)	26,250	26,772,813
2.71%, 03/06/25 (Call 12/06/24)	22,352	22,820,712
2.73%, 03/01/23 (Call 01/01/23)[a]	13,700	14,013,488
3.04%, 03/01/26 (Call 12/01/25)[a]	27,135	27,953,565
3.18%, 03/15/24 (Call 12/15/23)[a]	11,535	12,137,969
3.57%, 03/06/45 (Call 09/06/44)[a]	14,380	13,944,017
4.11%, 03/01/46 (Call 09/01/45)[a]	31,960	34,088,881
Hess Corp.
5.60%, 02/15/41	15,848	15,547,791
6.00%, 01/15/40	10,233	10,168,152
7.30%, 08/15/31	10,113	11,093,674
8.13%, 02/15/19	2,000	2,254,600
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	17,413	17,111,130
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	9,490	8,455,922
3.85%, 06/01/25 (Call 03/01/25)[a]	15,134	13,410,377
6.60%, 10/01/37	9,256	8,864,990
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,400	10,887,437
4.75%, 09/15/44 (Call 03/15/44)	7,892	6,618,320
5.13%, 03/01/21	15,330	16,579,968
6.50%, 03/01/41 (Call 09/01/40)[a]	6,075	6,183,898
Nexen Energy ULC
5.88%, 03/10/35	10,523	11,589,054
6.40%, 05/15/37	13,880	16,177,699

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$8,960	$9,142,747
5.05%, 11/15/44 (Call 05/15/44)	10,135	9,537,226
5.25%, 11/15/43 (Call 05/15/43)	14,295	13,361,126
6.00%, 03/01/41 (Call 09/01/40)	9,075	9,038,029
8.25%, 03/01/19	5,502	6,144,633
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	4,070	4,118,908
2.70%, 02/15/23 (Call 11/15/22)	12,756	12,840,369
3.13%, 02/15/22 (Call 11/15/21)	10,488	10,871,263
3.40%, 04/15/26 (Call 01/15/26)	7,990	8,274,832
3.50%, 06/15/25 (Call 03/15/25)[a]	13,800	14,487,528
4.40%, 04/15/46 (Call 10/15/45)	9,980	10,631,110
4.63%, 06/15/45 (Call 12/15/44)[a]	11,655	12,811,335
Series 1
4.10%, 02/01/21 (Call 11/01/20)	12,470	13,518,607
Petro-Canada
6.80%, 05/15/38	15,372	18,209,630
Phillips 66
4.30%, 04/01/22	16,194	17,557,648
4.65%, 11/15/34 (Call 05/15/34)	15,350	16,129,392
4.88%, 11/15/44 (Call 05/15/44)	20,445	22,094,317
5.88%, 05/01/42	20,650	24,066,181
Shell International Finance BV
2.13%, 05/11/20[a]	24,492	24,795,010
2.25%, 11/10/20[a]	16,735	17,000,151
2.25%, 01/06/23	21,792	21,417,104
2.38%, 08/21/22[a]	13,751	13,788,965
3.25%, 05/11/25[a]	38,559	39,888,742
3.40%, 08/12/23[a]	8,958	9,372,897

Security	Principal (000s)	Value
4.13%, 05/11/35	$23,378	$24,805,138
4.30%, 09/22/19	20,896	22,707,445
4.38%, 03/25/20[a]	17,724	19,370,056
4.38%, 05/11/45[a]	36,055	38,359,654
4.55%, 08/12/43	16,302	17,538,564
5.50%, 03/25/40	11,816	14,066,104
6.38%, 12/15/38[a]	26,327	33,995,223
Statoil ASA
2.25%, 11/08/19	8,470	8,598,254
2.45%, 01/17/23[a]	23,855	23,699,833
2.65%, 01/15/24	11,249	11,175,603
2.75%, 11/10/21	1,880	1,925,676
2.90%, 11/08/20	9,377	9,678,804
3.15%, 01/23/22	10,792	11,198,282
3.70%, 03/01/24[a]	9,420	9,972,431
3.95%, 05/15/43	7,167	7,087,079
4.80%, 11/08/43[a]	9,331	10,468,584
5.10%, 08/17/40	7,752	8,966,293
5.25%, 04/15/19[a]	2,518	2,771,950
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	10,609	10,784,640
6.50%, 06/15/38[a]	11,835	13,949,843
6.85%, 06/01/39	7,320	8,806,755
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	10,692	10,875,249
Total Capital International SA
2.10%, 06/19/19[a]	17,200	17,448,693
2.70%, 01/25/23[a]	10,191	10,237,942
2.75%, 06/19/21	18,300	18,967,963
2.88%, 02/17/22	18,712	19,306,374
3.70%, 01/15/24[a]	15,400	16,454,888
3.75%, 04/10/24[a]	11,656	12,479,203
Total Capital SA
4.45%, 06/24/20[a]	9,206	10,122,185
Valero Energy Corp.
6.13%, 02/01/20[a]	9,779	10,987,797
6.63%, 06/15/37	20,493	23,036,515
7.50%, 04/15/32	8,826	10,466,103
9.38%, 03/15/19	2,604	3,095,299

		1,982,241,092

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.81%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$8,663	$8,938,269
5.13%, 09/15/40	20,447	21,047,651
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	16,805	17,010,154
3.38%, 11/15/22 (Call 09/15/22)	19,105	19,458,116
3.50%, 08/01/23 (Call 05/01/23)[a]	12,751	13,016,620
3.80%, 11/15/25 (Call 08/15/25)[a]	30,465	31,215,597
4.75%, 08/01/43 (Call 02/01/43)	8,230	7,987,003
4.85%, 11/15/35 (Call 05/15/35)	15,900	16,439,302
5.00%, 11/15/45 (Call 05/15/45)[a]	24,100	24,705,934
6.15%, 09/15/19	13,716	15,487,634
6.70%, 09/15/38	9,165	10,958,896
7.45%, 09/15/39	11,616	15,157,644
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	21,651	19,244,392
3.95%, 12/01/42 (Call 06/01/42)[a]	12,974	9,655,761
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	18,302	19,476,461

		249,799,434
PHARMACEUTICALS — 5.33%
Abbott Laboratories
2.00%, 03/15/20	15,639	15,526,399
2.55%, 03/15/22	9,983	9,959,658
2.95%, 03/15/25 (Call 12/15/24)[a]	8,945	8,769,221
5.13%, 04/01/19	6,835	7,496,928
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)[a]	37,847	38,498,850
2.90%, 11/06/22	44,239	44,952,664

Security	Principal (000s)	Value
3.20%, 11/06/22 (Call 09/06/22)[a]	$11,015	$11,390,988
3.60%, 05/14/25 (Call 02/14/25)[a]	47,345	49,615,268
4.40%, 11/06/42	30,247	30,548,375
4.50%, 05/14/35 (Call 11/14/34)[a]	36,540	37,993,119
4.70%, 05/14/45 (Call 11/14/44)[a]	34,170	36,258,761
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	39,345	40,197,201
3.45%, 03/15/22 (Call 01/15/22)	42,889	43,966,685
3.80%, 03/15/25 (Call 12/15/24)[a]	52,734	54,050,304
3.85%, 06/15/24 (Call 03/15/24)	15,400	15,894,523
4.55%, 03/15/35 (Call 09/15/34)[a]	20,610	20,603,524
4.75%, 03/15/45 (Call 09/15/44)[a]	39,765	40,242,792
4.85%, 06/15/44 (Call 12/15/43)[a]	22,819	23,386,919
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	26,108	26,335,696
4.63%, 10/01/42 (Call 04/01/42)	6,144	6,064,068
AstraZeneca PLC
1.95%, 09/18/19[a]	12,627	12,786,291
2.38%, 11/16/20[a]	27,390	27,996,784
3.38%, 11/16/25[a]	20,300	21,132,791
4.00%, 09/18/42	16,112	16,381,649
4.38%, 11/16/45[a]	11,810	12,768,774
6.45%, 09/15/37	33,340	44,464,304
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	14,130	14,150,069
3.60%, 06/23/22 (Call 04/23/22)[b]	815	833,525
4.00%, 06/23/25 (Call 03/23/25)[a,b]	24,375	25,088,554

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.25%, 06/23/45 (Call 12/23/44)[b]	$9,715	$10,368,756
Bristol-Myers Squibb Co.
2.00%, 08/01/22	12,238	12,301,283
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)[a]	13,500	13,977,769
3.70%, 03/01/45 (Call 09/01/44)[a]	7,213	7,459,795
Express Scripts Holding Co.
2.25%, 06/15/19	15,131	15,319,472
3.50%, 06/15/24 (Call 03/15/24)	15,762	16,010,039
3.90%, 02/15/22	21,302	22,293,107
4.50%, 02/25/26 (Call 11/25/25)[a]	12,100	12,974,207
4.75%, 11/15/21	11,286	12,399,959
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	15,624	16,222,810
6.38%, 05/15/38	30,934	42,700,149
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	34,570	36,091,426
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	16,885	16,978,101
2.45%, 03/01/26 (Call 12/01/25)	29,565	29,771,854
3.38%, 12/05/23[a]	7,661	8,402,260
3.55%, 03/01/36 (Call 09/01/35)[a]	10,500	11,087,627
3.70%, 03/01/46 (Call 09/01/45)	26,950	28,605,662
4.38%, 12/05/33 (Call 06/05/33)	11,400	13,148,364
5.95%, 08/15/37	9,474	13,081,777
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	7,316	7,781,058
4.88%, 03/15/44 (Call 09/15/43)[a]	11,804	13,180,541
Mead Johnson Nutrition Co.
3.00%, 11/15/20	13,370	13,837,653
4.13%, 11/15/25 (Call 08/15/25)[a]	8,620	9,218,966

Security	Principal (000s)	Value
Merck & Co. Inc.
1.85%, 02/10/20[a]	$12,785	$13,005,688
2.35%, 02/10/22[a]	16,795	17,104,503
2.40%, 09/15/22 (Call 06/15/22)	14,446	14,769,348
2.75%, 02/10/25 (Call 11/10/24)[a]	28,918	29,830,383
2.80%, 05/18/23	30,987	32,193,922
3.70%, 02/10/45 (Call 08/10/44)	21,562	22,006,369
3.88%, 01/15/21 (Call 10/15/20)[a]	12,179	13,328,526
4.15%, 05/18/43	19,221	21,143,531
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	11,807	13,176,284
Novartis Capital Corp.
2.40%, 09/21/22[a]	5,045	5,165,612
3.00%, 11/20/25 (Call 08/20/25)[a]	24,150	25,333,268
3.40%, 05/06/24	27,325	29,405,050
4.00%, 11/20/45 (Call 05/20/45)	19,720	21,459,454
4.40%, 04/24/20	9,512	10,553,847
4.40%, 05/06/44[a]	21,683	25,086,251
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,036	6,668,013
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	7,290	7,468,243
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	3,721	3,737,319
Pfizer Inc.
2.10%, 05/15/19	19,470	20,017,602
3.00%, 06/15/23	13,933	14,645,171
3.40%, 05/15/24[a]	16,525	17,888,863
4.30%, 06/15/43[a]	8,075	8,902,317
7.20%, 03/15/39	33,103	48,646,769
Sanofi
4.00%, 03/29/21	25,601	28,059,700
Wyeth LLC
5.95%, 04/01/37[a]	22,220	28,769,123
6.50%, 02/01/34	8,495	11,353,211

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	$23,855	$24,021,112
4.50%, 11/13/25 (Call 08/13/25)[a]	5,900	6,357,291
4.70%, 02/01/43 (Call 08/01/42)	10,630	10,374,030

		1,651,038,119
PIPELINES — 2.40%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	12,480	12,598,805
4.50%, 06/01/25 (Call 03/01/25)[b]	10,111	10,414,928
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	5,344	4,891,686
4.05%, 03/15/25 (Call 12/15/24)[a]	13,805	12,827,381
4.15%, 10/01/20 (Call 08/01/20)[a]	12,570	12,422,445
4.65%, 06/01/21 (Call 03/01/21)[a]	12,483	12,425,016
4.75%, 01/15/26 (Call 10/15/25)	17,645	17,024,147
5.15%, 03/15/45 (Call 09/15/44)[a]	11,445	9,655,444
5.20%, 02/01/22 (Call 11/01/21)	10,505	10,618,478
6.13%, 12/15/45 (Call 06/15/45)	18,000	17,216,588
6.50%, 02/01/42 (Call 08/01/41)	7,360	7,144,387
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	12,800	12,994,545
3.35%, 03/15/23 (Call 12/15/22)	18,477	18,751,459
3.70%, 02/15/26 (Call 11/15/25)[a]	10,570	10,773,040
3.75%, 02/15/25 (Call 11/15/24)	4,052	4,174,114

Security	Principal (000s)	Value
3.90%, 02/15/24 (Call 11/15/23)	$8,590	$8,964,685
3.95%, 02/15/27 (Call 11/15/26)	2,020	2,105,397
4.45%, 02/15/43 (Call 08/15/42)	9,888	9,203,003
4.85%, 08/15/42 (Call 02/15/42)	9,497	9,448,028
4.85%, 03/15/44 (Call 09/15/43)	18,360	18,234,820
4.90%, 05/15/46 (Call 11/15/45)	11,720	11,847,461
5.10%, 02/15/45 (Call 08/15/44)[a]	20,226	21,254,915
5.20%, 09/01/20	9,643	10,703,548
5.95%, 02/01/41[a]	11,985	13,251,957
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	10,792	10,658,465
3.50%, 03/01/21 (Call 01/01/21)	12,511	12,215,892
3.95%, 09/01/22 (Call 06/01/22)	11,851	11,810,039
5.50%, 03/01/44 (Call 09/01/43)	11,160	10,362,127
6.95%, 01/15/38	15,669	16,395,984
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	11,540	11,475,091
4.30%, 06/01/25 (Call 03/01/25)[a]	19,400	19,229,317
5.05%, 02/15/46 (Call 08/15/45)[a]	9,050	7,967,639
5.30%, 12/01/34 (Call 06/01/34)	12,754	11,658,584
5.55%, 06/01/45 (Call 12/01/44)	20,575	19,064,215
7.75%, 01/15/32	10,269	11,092,570
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[b]	3,000	2,910,000
4.88%, 12/01/24 (Call 09/01/24)[b]	11,500	11,191,800

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	$13,701	$12,869,146
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	11,730	10,523,641
3.65%, 06/01/22 (Call 03/01/22)	14,911	14,302,534
4.65%, 10/15/25 (Call 07/15/25)[a]	7,970	7,576,422
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	11,350	11,548,625
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,645	15,834,151
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)[a]	11,360	10,192,752
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	18,719	17,995,840
3.80%, 10/01/20[a]	7,938	8,304,670
4.63%, 03/01/34 (Call 12/01/33)	14,714	15,022,633
4.88%, 01/15/26 (Call 10/15/25)[a]	9,505	10,481,745
6.10%, 06/01/40	7,217	8,276,434
6.20%, 10/15/37[a]	12,810	14,535,499
7.63%, 01/15/39	14,071	17,946,570
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[b]	2,500	3,016,941
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	11,806	10,286,686
3.60%, 03/15/22 (Call 01/15/22)	20,800	18,609,329
3.90%, 01/15/25 (Call 10/15/24)	15,450	13,518,750

Security	Principal (000s)	Value
4.00%, 09/15/25 (Call 06/15/25)[a]	$2,615	$2,263,021
4.30%, 03/04/24 (Call 12/04/23)	13,370	12,014,015
5.10%, 09/15/45 (Call 03/15/45)	8,195	6,658,437
5.25%, 03/15/20	25,868	25,792,983
6.30%, 04/15/40	13,928	12,831,170
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	13,000	11,912,182
4.88%, 03/15/24 (Call 03/15/19)	12,975	11,742,375
6.13%, 07/15/22 (Call 01/15/17)	2,570	2,545,012

		741,579,563
REAL ESTATE — 0.03%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	8,450	8,985,029

		8,985,029
REAL ESTATE INVESTMENT TRUSTS — 0.89%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	8,425	8,531,419
3.30%, 02/15/21 (Call 01/15/21)	4,700	4,843,817
3.50%, 01/31/23[a]	11,896	12,140,462
4.00%, 06/01/25 (Call 03/01/25)[a]	9,351	9,790,125
4.70%, 03/15/22	2,100	2,275,603
5.00%, 02/15/24[a]	15,085	16,794,333
Boston Properties LP
3.65%, 02/01/26 (Call 11/01/25)	5,275	5,521,835
3.85%, 02/01/23 (Call 11/01/22)[a]	13,083	13,907,433
4.13%, 05/15/21 (Call 02/15/21)	10,121	10,939,695
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	605	626,312

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.25%, 01/15/23[a]	$23,050	$25,668,941
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	8,925	9,435,963
4.63%, 12/15/21 (Call 09/15/21)	11,057	12,407,827
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	18,826	18,621,578
3.88%, 08/15/24 (Call 05/17/24)	13,490	13,216,452
4.00%, 06/01/25 (Call 03/01/25)	1,000	986,520
4.25%, 11/15/23 (Call 08/15/23)	7,975	8,126,531
5.38%, 02/01/21 (Call 11/03/20)	17,320	19,023,680
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	3,600	3,946,716
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)[a]	2,800	2,923,913
3.38%, 10/01/24 (Call 07/01/24)[a]	15,759	16,723,121
4.38%, 03/01/21 (Call 12/01/20)	13,759	15,192,442
5.65%, 02/01/20 (Call 11/01/19)[a]	13,421	15,186,773
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	10,000	10,246,045
Weyerhaeuser Co.
7.38%, 03/15/32[a]	15,514	19,273,906

		276,351,442
RETAIL — 4.07%
Costco Wholesale Corp.
1.70%, 12/15/19	12,883	12,922,178
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	12,314	12,603,748
2.75%, 12/01/22 (Call 09/01/22)[a]	18,358	18,743,285

Security	Principal (000s)	Value
2.80%, 07/20/20 (Call 06/20/20)[a]	$36,915	$38,359,694
3.50%, 07/20/22 (Call 05/20/22)[a]	17,570	18,754,559
3.88%, 07/20/25 (Call 04/20/25)	35,671	38,505,232
4.00%, 12/05/23 (Call 09/05/23)	12,393	13,664,892
4.88%, 07/20/35 (Call 01/20/35)	22,775	25,281,437
5.13%, 07/20/45 (Call 01/20/45)	46,160	54,055,525
5.30%, 12/05/43 (Call 06/05/43)	11,500	13,633,882
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	11,048	11,301,229
2.00%, 04/01/21 (Call 03/01/21)[a]	14,350	14,506,302
2.63%, 06/01/22 (Call 05/01/22)	25,054	25,906,061
2.70%, 04/01/23 (Call 01/01/23)	13,543	14,054,632
3.00%, 04/01/26 (Call 01/01/26)	16,550	17,309,526
3.35%, 09/15/25 (Call 06/15/25)[a]	10,925	12,015,542
3.75%, 02/15/24 (Call 11/15/23)[a]	18,541	20,576,066
4.20%, 04/01/43 (Call 10/01/42)	11,928	12,911,491
4.25%, 04/01/46 (Call 10/01/45)	26,780	29,548,492
4.40%, 04/01/21 (Call 01/01/21)	14,968	16,817,868
4.40%, 03/15/45 (Call 09/15/44)	13,665	15,292,846
4.88%, 02/15/44 (Call 08/15/43)	13,220	15,672,432
5.88%, 12/16/36	33,702	44,001,850
5.95%, 04/01/41 (Call 10/01/40)	3,752	5,033,418

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	$8,080	$7,998,767
3.12%, 04/15/22 (Call 01/15/22)	6,844	7,263,068
3.38%, 09/15/25 (Call 06/15/25)	11,785	12,614,326
3.70%, 04/15/46 (Call 10/15/45)	7,800	7,719,290
4.38%, 09/15/45 (Call 03/15/45)	16,150	17,830,945
4.65%, 04/15/42 (Call 10/15/41)	5,106	5,770,301
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	8,290	7,891,434
McDonald’s Corp.
2.63%, 01/15/22[a]	10,123	10,331,359
2.75%, 12/09/20 (Call 11/09/20)	12,025	12,475,105
3.70%, 01/30/26 (Call 10/30/25)[a]	21,330	22,831,250
4.70%, 12/09/35 (Call 06/09/35)[a]	8,827	9,611,666
4.88%, 12/09/45 (Call 06/09/45)[a]	13,284	15,032,872
6.30%, 10/15/37	11,576	14,864,553
6.30%, 03/01/38	16,700	21,589,451
Target Corp.
2.30%, 06/26/19	11,264	11,623,503
2.50%, 04/15/26	8,500	8,491,830
2.90%, 01/15/22	13,214	13,927,364
3.50%, 07/01/24[a]	12,350	13,524,504
3.63%, 04/15/46	10,165	10,048,659
3.88%, 07/15/20[a]	17,331	19,007,748
4.00%, 07/01/42[a]	18,543	19,607,919
6.50%, 10/15/37	5,000	6,972,321
7.00%, 01/15/38	4,393	6,440,520
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	27,302	28,257,294
3.25%, 10/25/20[a]	15,768	16,963,008
3.30%, 04/22/24 (Call 01/22/24)[a]	24,461	26,495,722

Security	Principal (000s)	Value
3.63%, 07/08/20[a]	$12,179	$13,259,143
4.00%, 04/11/43 (Call 10/11/42)	14,815	15,850,254
4.25%, 04/15/21[a]	16,994	19,076,470
4.30%, 04/22/44 (Call 10/22/43)[a]	11,143	12,417,396
4.75%, 10/02/43 (Call 04/02/43)[a]	12,612	14,967,015
4.88%, 07/08/40	8,244	9,795,034
5.00%, 10/25/40	13,788	16,729,088
5.25%, 09/01/35	30,061	37,643,806
5.63%, 04/01/40	19,475	25,106,849
5.63%, 04/15/41	21,183	27,519,697
5.88%, 04/05/27	5,929	7,650,632
6.20%, 04/15/38	22,887	31,201,312
6.50%, 08/15/37	36,083	50,504,509
7.55%, 02/15/30	15,252	22,621,895
Walgreen Co.
3.10%, 09/15/22[a]	18,059	18,315,413
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	12,075	12,466,904
3.30%, 11/18/21 (Call 09/18/21)	20,550	21,285,567
3.80%, 11/18/24 (Call 08/18/24)[a]	25,325	26,426,425
4.80%, 11/18/44 (Call 05/18/44)	20,715	21,195,242

		1,260,689,617
SEMICONDUCTORS — 1.02%
Applied Materials Inc.
4.30%, 06/15/21	10,149	11,142,659
Intel Corp.
2.45%, 07/29/20	28,960	29,919,804
2.70%, 12/15/22[a]	14,547	15,048,672
3.10%, 07/29/22	6,715	7,156,541
3.30%, 10/01/21[a]	27,128	29,053,838
3.70%, 07/29/25 (Call 04/29/25)[a]	24,870	27,345,145
4.00%, 12/15/32	14,154	14,944,212
4.25%, 12/15/42	10,033	10,532,136
4.80%, 10/01/41	18,509	20,882,474
4.90%, 07/29/45 (Call 01/29/45)	26,084	29,844,071

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
QUALCOMM Inc.
2.25%, 05/20/20[a]	$21,239	$21,752,638
3.00%, 05/20/22	24,359	25,305,274
3.45%, 05/20/25 (Call 02/20/25)[a]	23,483	24,435,480
4.65%, 05/20/35 (Call 11/20/34)[a]	15,370	16,162,417
4.80%, 05/20/45 (Call 11/20/44)	23,975	24,048,910
Texas Instruments Inc.
1.65%, 08/03/19	7,995	8,073,221

		315,647,492
SOFTWARE — 2.86%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	10,580	10,707,559
3.63%, 10/15/20 (Call 09/15/20)	23,150	24,218,604
5.00%, 10/15/25 (Call 07/15/25)	15,175	16,788,820
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)[a]	5,100	5,228,581
3.85%, 06/01/25 (Call 03/01/25)	15,000	15,827,739
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)[a]	18,228	18,588,293
2.00%, 11/03/20 (Call 10/03/20)	26,500	27,144,938
2.13%, 11/15/22[a]	12,877	12,941,317
2.38%, 02/12/22 (Call 01/12/22)[a]	18,470	19,062,894
2.38%, 05/01/23 (Call 02/01/23)	15,190	15,421,508
2.65%, 11/03/22 (Call 09/03/22)	16,600	17,263,764
2.70%, 02/12/25 (Call 11/12/24)	36,230	37,074,684
3.00%, 10/01/20[a]	15,163	16,205,811
3.13%, 11/03/25 (Call 08/03/25)	23,770	24,970,119

Security	Principal (000s)	Value
3.50%, 02/12/35 (Call 08/12/34)[a]	$30,782	$30,775,665
3.50%, 11/15/42	9,582	9,350,804
3.63%, 12/15/23 (Call 09/15/23)[a]	17,997	19,799,936
3.75%, 02/12/45 (Call 08/12/44)	25,485	25,449,968
4.00%, 02/12/55 (Call 08/12/54)[a]	15,825	15,660,824
4.20%, 06/01/19	7,933	8,671,486
4.20%, 11/03/35 (Call 05/03/35)[a]	14,575	15,867,295
4.45%, 11/03/45 (Call 05/03/45)[a]	42,280	47,070,607
4.50%, 10/01/40	11,650	12,893,983
4.75%, 11/03/55 (Call 05/03/55)[a]	6,430	7,253,410
5.20%, 06/01/39	11,719	14,097,853
5.30%, 02/08/41[a]	14,044	17,274,671
Oracle Corp.
2.25%, 10/08/19	28,661	29,546,450
2.50%, 05/15/22 (Call 03/15/22)	38,038	38,851,294
2.50%, 10/15/22	33,695	34,416,851
2.80%, 07/08/21	27,277	28,522,449
2.95%, 05/15/25 (Call 02/15/25)	29,790	30,652,516
3.40%, 07/08/24 (Call 04/08/24)	20,008	21,289,929
3.63%, 07/15/23[a]	14,743	16,117,186
3.88%, 07/15/20	7,074	7,722,582
3.90%, 05/15/35 (Call 11/15/34)[a]	15,205	15,515,857
4.13%, 05/15/45 (Call 11/15/44)[a]	19,681	20,451,671
4.30%, 07/08/34 (Call 01/08/34)	22,641	24,171,751
4.38%, 05/15/55 (Call 11/15/54)	17,789	18,211,215
4.50%, 07/08/44 (Call 01/08/44)	11,837	13,002,342
5.00%, 07/08/19	24,804	27,667,865
5.38%, 07/15/40	30,460	37,003,691

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.13%, 07/08/39	$17,362	$22,754,054
6.50%, 04/15/38	10,639	14,420,973

		885,929,809
TELECOMMUNICATIONS — 7.18%
AT&T Corp.
8.25%, 11/15/31	13,519	19,008,157
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)[a]	18,410	18,693,037
2.63%, 12/01/22 (Call 09/01/22)	23,087	22,927,395
2.80%, 02/17/21 (Call 01/17/21)[a]	19,000	19,437,488
3.00%, 02/15/22[a]	26,583	27,171,630
3.00%, 06/30/22 (Call 04/30/22)	33,456	33,996,418
3.40%, 05/15/25 (Call 02/15/25)	66,118	67,205,879
3.60%, 02/17/23 (Call 12/17/22)[a]	8,100	8,443,907
3.80%, 03/15/22	20,272	21,489,370
3.88%, 08/15/21	20,203	21,619,537
3.90%, 03/11/24 (Call 12/11/23)[a]	21,045	22,325,940
3.95%, 01/15/25 (Call 10/15/24)	10,735	11,307,930
4.13%, 02/17/26 (Call 11/17/25)[a]	21,200	22,779,739
4.30%, 12/15/42 (Call 06/15/42)[a]	23,980	22,644,724
4.35%, 06/15/45 (Call 12/15/44)[a]	44,319	41,978,704
4.45%, 05/15/21	18,135	19,886,150
4.45%, 04/01/24 (Call 01/01/24)	24,471	26,654,667
4.50%, 05/15/35 (Call 11/15/34)[a]	33,044	32,986,949
4.60%, 02/15/21 (Call 11/15/20)[a]	11,130	12,230,258
4.75%, 05/15/46 (Call 11/15/45)	46,844	47,134,236
4.80%, 06/15/44 (Call 12/15/43)	17,030	17,190,862

Security	Principal (000s)	Value
5.00%, 03/01/21	$20,029	$22,330,038
5.15%, 03/15/42[a]	17,038	17,791,066
5.20%, 03/15/20	16,405	18,262,771
5.35%, 09/01/40	48,608	52,551,052
5.55%, 08/15/41[a]	15,567	17,244,766
5.65%, 02/15/47 (Call 08/15/46)[a]	15,250	17,185,776
5.80%, 02/15/19	3,775	4,189,041
5.88%, 10/01/19	4,574	5,163,211
6.00%, 08/15/40 (Call 05/15/40)	14,695	16,777,545
6.30%, 01/15/38	20,465	24,326,046
6.38%, 03/01/41	11,527	13,730,625
6.50%, 09/01/37[a]	8,750	10,496,804
6.55%, 02/15/39[a]	19,925	23,876,572
British Telecommunications PLC
9.63%, 12/15/30	32,956	52,978,355
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23[a]	28,619	30,209,366
Cisco Systems Inc.
2.20%, 02/28/21	30,010	30,631,810
2.45%, 06/15/20	19,810	20,531,514
2.95%, 02/28/26	9,685	10,119,849
3.50%, 06/15/25[a]	940	1,028,418
3.63%, 03/04/24	14,831	16,380,745
4.45%, 01/15/20	25,010	27,638,006
5.50%, 01/15/40	22,083	28,065,415
5.90%, 02/15/39	25,795	34,054,861
Deutsche Telekom International Finance BV
6.00%, 07/08/19	5,061	5,742,577
8.75%, 06/15/30	42,296	64,100,992
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	14,643	21,484,680
Orange SA
2.75%, 02/06/19[a]	3,319	3,419,740
4.13%, 09/14/21[a]	14,724	16,122,877
5.38%, 07/08/19	7,651	8,496,944
5.38%, 01/13/42[a]	14,827	17,947,649
5.50%, 02/06/44 (Call 08/06/43)[a]	8,044	10,011,004
9.00%, 03/01/31	27,193	42,377,974

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Qwest Corp.
6.75%, 12/01/21[a]	$9,071	$9,798,494
6.88%, 09/15/33 (Call 05/31/16)	12,179	11,996,315
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	14,039	15,285,666
5.00%, 03/15/44 (Call 09/15/43)[a]	11,375	12,654,493
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	12,650	13,844,628
5.13%, 04/27/20[a]	14,014	15,481,014
5.46%, 02/16/21	16,638	18,917,369
5.88%, 07/15/19[a]	10,542	11,780,663
7.05%, 06/20/36[a]	27,025	35,000,575
Telefonica Europe BV
8.25%, 09/15/30[a]	15,703	22,494,780
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	21,356	21,292,976
2.63%, 02/21/20	38,478	39,669,521
3.00%, 11/01/21 (Call 09/01/21)[a]	18,719	19,421,498
3.45%, 03/15/21	14,050	14,906,362
3.50%, 11/01/21[a]	19,952	21,248,275
3.50%, 11/01/24 (Call 08/01/24)	27,600	28,848,963
3.85%, 11/01/42 (Call 05/01/42)	11,600	10,621,460
4.15%, 03/15/24 (Call 12/15/23)	18,714	20,301,335
4.27%, 01/15/36	30,675	30,787,651
4.40%, 11/01/34 (Call 05/01/34)[a]	28,169	28,644,659
4.50%, 09/15/20	50,646	56,089,189
4.60%, 04/01/21[a]	11,349	12,693,464
4.75%, 11/01/41	8,950	9,389,415
4.86%, 08/21/46[a]	54,822	58,207,478
5.01%, 08/21/54	63,940	65,556,435
5.05%, 03/15/34 (Call 12/15/33)	10,552	11,552,716
5.15%, 09/15/23	97,720	112,402,909
5.85%, 09/15/35	16,275	19,390,352

Security	Principal (000s)	Value
6.00%, 04/01/41	$7,143	$8,688,403
6.25%, 04/01/37	9,082	10,803,772
6.40%, 09/15/33	23,351	29,212,636
6.40%, 02/15/38	8,662	10,601,061
6.55%, 09/15/43	65,268	86,926,403
6.90%, 04/15/38	2,045	2,652,641
7.75%, 12/01/30	5,872	8,113,459
Vodafone Group PLC
2.50%, 09/26/22[a]	16,298	16,071,296
2.95%, 02/19/23[a]	27,060	27,053,289
4.38%, 02/19/43[a]	20,382	19,123,444
5.45%, 06/10/19[a]	11,450	12,604,871
6.15%, 02/27/37	18,588	21,807,226

		2,224,318,222
TRANSPORTATION — 0.81%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	2,900	3,003,606
3.85%, 09/01/23 (Call 06/01/23)[a]	5,124	5,633,706
4.15%, 04/01/45 (Call 10/01/44)	14,966	15,773,730
4.45%, 03/15/43 (Call 09/15/42)	9,746	10,678,074
4.55%, 09/01/44 (Call 03/01/44)[a]	9,679	10,755,911
4.70%, 10/01/19	6,497	7,202,821
4.90%, 04/01/44 (Call 10/01/43)[a]	12,740	14,861,447
5.75%, 05/01/40 (Call 11/01/39)	9,777	12,322,467
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	6,988	8,192,788
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	7,450	7,527,329
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	7,950	8,219,644
4.00%, 01/15/24[a]	12,589	13,803,821
4.55%, 04/01/46 (Call 10/01/45)[a]	13,810	14,665,622

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
4.75%, 11/15/45 (Call 05/15/45)	$22,580	$24,688,884
5.10%, 01/15/44[a]	9,780	11,149,019
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	7,218	8,070,905
United Parcel Service Inc.
2.45%, 10/01/22	13,746	14,225,403
3.13%, 01/15/21	17,311	18,494,302
5.13%, 04/01/19	11,821	13,106,213
6.20%, 01/15/38	19,950	27,265,013

		249,640,705
WATER — 0.01%
American Water Capital Corp.
6.59%, 10/15/37[a]	3,085	4,209,249

		4,209,249

TOTAL CORPORATE BONDS & NOTES
(Cost: $27,629,165,552)		28,338,158,978

U.S. GOVERNMENT OBLIGATIONS — 0.05%

U.S. GOVERNMENT OBLIGATIONS — 0.05%
U.S. Treasury Note/Bond
2.50%, 02/15/46	15,000	14,499,001

		14,499,001

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $14,467,969)		14,499,001

SHORT-TERM INVESTMENTS — 8.42%

MONEY MARKET FUNDS — 8.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,246,138	2,246,137,739
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	168,483	168,483,151
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	193,639	193,638,690

		2,608,259,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,608,259,580)		2,608,259,580

Value
TOTAL INVESTMENTS IN SECURITIES — 107.80%
(Cost: $30,251,893,101)	$30,960,917,559
Other Assets, Less Liabilities — (7.80)%	(2,240,342,342)

NET ASSETS — 100%	$28,720,575,217

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$17,272,390,434	$27,505,929,005
Affiliated	4,540,605,536	2,745,964,096

Total cost of investments	$21,812,995,970	$30,251,893,101

Investments in securities, at fair value (including securities on loana)
Unaffiliated	$16,632,315,345	$28,199,357,796
Affiliated	4,540,605,536	2,761,559,763

Total fair value of investments	21,172,920,881	30,960,917,559
Cash	456,422	—
Receivables:
Investment securities sold	50,590,105	140,891,283
Due from custodian	1,666,401	2,104,980
Interest	279,919,300	287,043,606
Capital shares sold	44,449,253	11,647,040

Total Assets	21,550,002,362	31,402,604,468

LIABILITIES
Payables:
Investment securities purchased	219,239,577	264,011,074
Collateral for securities on loan	4,363,797,247	2,414,620,890
Capital shares redeemed	22,552,541	—
Securities related to in-kind transactions	1,999,424	—
Investment advisory fees	7,005,603	3,397,287

Total Liabilities	4,614,594,392	2,682,029,251

NET ASSETS	$16,935,407,970	$28,720,575,217

Net assets consist of:
Paid-in capital	$18,079,723,194	$28,025,096,958
Undistributed net investment income	59,829,985	70,802,803
Accumulated net realized loss	(564,070,120)	(84,349,002)
Net unrealized appreciation (depreciation)	(640,075,089)	709,024,458

NET ASSETS	$16,935,407,970	$28,720,575,217

Shares outstanding[b]	202,600,000	239,300,000

Net asset value per share	$83.59	$120.02

[a]	Securities on loan with values of $4,262,864,969 and $2,355,258,174, respectively.
[b]	No par value, unlimited number of shares authorized.

FINANCIAL STATEMENTS	87

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.16%

ADVERTISING — 0.51%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 03/31/16)[a]	$10,800	$11,016,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	11,347	11,421,465
5.38%, 01/15/24 (Call 01/15/19)[b]	10,275	10,493,087
5.75%, 02/01/26 (Call 02/01/21)[a,b]	7,655	7,908,534
5.88%, 02/01/22 (Call 02/01/17)[b]	8,200	8,528,929
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	9,975	10,226,569
5.63%, 02/15/24 (Call 02/15/19)	11,200	11,620,000
5.88%, 03/15/25 (Call 09/15/19)[b]	7,900	8,137,000

		79,351,584
AEROSPACE & DEFENSE — 0.73%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	26,840	25,766,623
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	9,750	10,188,750
TransDigm Inc.
5.50%, 10/15/20 (Call 03/31/16)[b]	10,100	9,948,500
6.00%, 07/15/22 (Call 07/15/17)[b]	24,410	23,891,287
6.50%, 07/15/24 (Call 07/15/19)[b]	23,510	22,901,679
6.50%, 05/15/25 (Call 05/15/20)[a]	9,300	8,986,125
7.50%, 07/15/21 (Call 07/15/16)[b]	10,654	10,946,985

		112,629,949

Security	Principal (000s)	Value
AIRLINES — 0.37%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	$9,225	$9,465,583
7.75%, 04/15/21[a]	7,180	6,947,527
American Airlines Group Inc.
4.63%, 03/01/20[a]	9,015	8,699,475
5.50%, 10/01/19[a]	15,090	15,174,806
6.13%, 06/01/18[b]	10,110	10,539,675
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	6,750	6,975,501

		57,802,567
APPAREL — 0.22%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 03/31/16)[b]	13,030	13,481,962
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	11,115	11,116,112
6.88%, 05/01/22 (Call 05/01/17)[b]	9,246	9,916,335

		34,514,409
AUTO MANUFACTURERS — 0.72%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	27,675	27,591,975
5.25%, 04/15/23[b]	28,140	26,592,300
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	10,600	10,374,750
4.13%, 12/15/18 [a,b]	12,400	12,756,500
4.25%, 11/15/19 [a,b]	10,240	10,214,400
5.63%, 02/01/23 (Call 02/01/18)[a,b]	9,200	9,223,000
Navistar International Corp.
8.25%, 11/01/21 (Call 03/31/16)[b]	25,531	14,999,462

		111,752,387
AUTO PARTS & EQUIPMENT — 1.45%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/31/16)[b]	6,806	6,882,908

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.63%, 10/15/22 (Call 10/15/17)[b]	$12,875	$13,093,875
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	8,150	7,890,178
5.50%, 12/15/24 (Call 12/15/19)[b]	8,800	8,151,000
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)[b]	19,120	19,669,700
6.50%, 03/01/21 (Call 03/31/16)[b]	16,943	17,843,181
7.00%, 05/15/22 (Call 05/15/17)[b]	13,245	14,155,655
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	9,908	10,094,457
5.25%, 01/15/25 (Call 01/15/20)[b]	15,255	16,082,584
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	13,145,100
4.75%, 05/15/21 (Call 05/15/16)[a,b]	17,550	17,695,840
4.75%, 05/15/23 (Call 05/15/18)[a,b]	11,600	11,320,476
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	19,100	19,153,719
4.50%, 04/29/22[a,b]	19,450	19,450,000
4.75%, 04/29/25[a]	31,455	30,000,206

		224,628,879
BANKS — 3.09%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[b,c]	9,641	9,368,033
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	9,029,480
CIT Group Inc.
3.88%, 02/19/19[b]	20,900	20,795,500
4.25%, 08/15/17	35,855	36,464,535
5.00%, 05/15/17[b]	19,067	19,519,841

Security	Principal (000s)	Value
5.00%, 08/15/22[b]	$25,850	$26,011,563
5.00%, 08/01/23[b]	14,880	14,871,398
5.25%, 03/15/18	32,980	33,886,950
5.38%, 05/15/20[b]	15,010	15,486,739
5.50%, 02/15/19[a,b]	36,324	37,595,340
6.63%, 04/01/18[a,b]	14,101	14,815,382
Commerzbank AG
8.13%, 09/19/23[a,b]	19,850	21,735,750
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	12,051	11,629,215
8.38%, 10/29/49 (Call 10/13/19)[a,c]	20,929	22,603,320
Fifth Third Bancorp.
5.10%, 12/29/49 (Call 06/30/23)[b,c]	13,275	11,930,906
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	44,238	42,269,086
6.00%, 12/19/23	39,732	40,127,147
6.10%, 06/10/23[b]	20,262	20,570,337
6.13%, 12/15/22	46,433	48,277,676
Royal Bank of Scotland NV
4.65%, 06/04/18	8,350	8,417,635
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	14,723	14,502,155

		479,907,988
BEVERAGES — 0.69%
Constellation Brands Inc.
3.75%, 05/01/21[b]	8,170	8,310,424
3.88%, 11/15/19[b]	7,625	7,894,981
4.25%, 05/01/23[b]	20,495	21,227,354
4.75%, 11/15/24	9,631	10,027,833
4.75%, 12/01/25[b]	7,125	7,427,813
6.00%, 05/01/22[b]	14,250	16,104,077
7.25%, 09/01/16	775	797,010
7.25%, 05/15/17[b]	10,674	11,290,532
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	11,025	10,914,750
6.75%, 01/01/20 (Call 01/01/17)[b]	12,455	12,841,624

		106,836,398

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.19%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	$14,700	$12,642,000
9.50%, 10/21/22 (Call 12/15/18)[a,b]	17,400	16,704,000

		29,346,000
BUILDING MATERIALS — 0.88%
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/01/16)[a]	11,267	11,456,460
10.75%, 08/15/23 (Call 08/15/18)[a]	10,250	9,553,000
Lafarge SA
6.50%, 07/15/16	1,100	1,119,211
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[b]	9,500	9,428,750
5.95%, 03/15/22[b]	8,777	9,592,795
6.13%, 10/03/16	1,353	1,384,146
7.13%, 03/15/20[b]	8,645	9,949,213
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a]	2,475	2,521,406
5.38%, 11/15/24 (Call 11/15/19)[a,b]	25,610	26,074,053
5.50%, 02/15/23 (Call 02/15/19)[a]	2,185	2,216,713
6.00%, 10/15/25 (Call 10/15/20)[a,b]	22,475	22,881,957
USG Corp.
6.30%, 11/15/16[b]	169	174,281
9.75%, 01/15/18[b]	8,148	9,080,596
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[b]	6,875	6,884,114
7.50%, 06/15/21[b]	12,700	14,827,250

		137,143,945
CHEMICALS — 1.85%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	10,700	11,048,820

Security	Principal (000s)	Value
4.75%, 08/15/22 (Call 05/15/22)[b]	$22,300	$22,132,750
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	8,830	8,525,365
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	14,950	16,669,250
10.00%, 10/15/25 (Call 10/15/20)[a,b]	9,100	10,078,250
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	28,390	20,772,296
7.00%, 05/15/25 (Call 05/15/20)[a]	13,870	10,055,750
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	14,975	14,813,270
Hexion Inc.
6.63%, 04/15/20 (Call 03/31/16)[b]	33,898	26,779,420
8.88%, 02/01/18 (Call 03/31/16)	23,970	15,820,200
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/31/16)	9,400	3,717,272
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	15,315	14,509,431
5.13%, 11/15/22 (Call 08/15/22)[a,b]	7,350	6,706,875
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 03/31/16)[a,b]	12,475	12,368,963
6.13%, 08/15/18 (Call 03/31/16)[a,b]	12,825	12,825,000
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,605	9,315,992
5.25%, 08/01/23 (Call 08/01/18)[a,b]	10,850	10,670,576

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	$21,925	$17,814,062
10.38%, 05/01/21 (Call 05/01/18)[a,b]	9,765	8,910,563
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/31/16)[b]	16,300	10,309,812
7.50%, 03/15/22 (Call 03/15/18)[a]	13,253	8,274,842
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	15,175	15,774,412

		287,893,171
COAL — 0.19%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	31,410	20,495,025
8.00%, 04/01/23 (Call 04/01/18)	8,500	5,657,812
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	20,000	2,300,000
Peabody Energy Corp.
6.00%, 11/15/18	21,240	557,550
6.25%, 11/15/21	21,528	565,110
6.50%, 09/15/20	9,145	148,606
10.00%, 03/15/22 (Call 03/15/18)[a,b]	14,055	456,788

		30,180,891
COMMERCIAL SERVICES — 3.14%
ADT Corp. (The)
2.25%, 07/15/17[b]	8,573	8,603,364
3.50%, 07/15/22[b]	22,306	18,858,902
4.13%, 04/15/19[b]	10,325	10,905,781
4.13%, 06/15/23[b]	12,825	10,822,989
6.25%, 10/15/21[b]	18,260	17,820,664
APX Group Inc.
6.38%, 12/01/19 (Call 03/31/16)[b]	21,150	20,304,000
8.75%, 12/01/20 (Call 03/31/16)[b]	17,291	14,003,981

Security	Principal (000s)	Value
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	$10,535	$10,366,733
6.50%, 07/15/22 (Call 07/15/17)[a,b]	16,430	16,881,825
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	9,089	8,498,215
5.50%, 04/01/23 (Call 04/01/18)[b]	14,500	13,703,675
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 03/31/16)[a]	19,950	14,064,750
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	13,956	9,131,211
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/31/16)[b]	14,479	14,136,954
6.25%, 10/15/22 (Call 10/15/17)[b]	9,400	8,941,750
6.75%, 04/15/19 (Call 03/31/16)[b]	24,690	24,655,604
7.38%, 01/15/21 (Call 03/31/16)[b]	9,898	9,850,198
7.50%, 10/15/18 (Call 03/31/16)[b]	14,500	14,610,265
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	20,159	20,335,391
6.00%, 08/15/23 (Call 08/15/18)[b]	11,215	11,915,938
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	22,669	22,954,543
Laureate Education Inc.
9.25%, 09/01/19 (Call 03/31/16)[a,b]	21,800	10,682,000
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	7,200	6,988,143

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
RR Donnelley & Sons Co.
6.00%, 04/01/24	$8,450	$6,253,000
7.00%, 02/15/22	7,350	6,192,375
7.88%, 03/15/21[b]	8,025	7,483,313
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	7,750	8,098,750
5.38%, 05/15/24 (Call 05/15/19)[b]	16,620	17,679,525
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	20,945	20,945,000
5.50%, 07/15/25 (Call 07/15/20)[b]	17,920	17,059,840
5.75%, 11/15/24 (Call 05/15/19)[b]	17,677	17,235,075
6.13%, 06/15/23 (Call 12/15/17)[b]	20,014	20,524,557
7.38%, 05/15/20 (Call 05/15/16)[b]	14,454	15,158,633
7.63%, 04/15/22 (Call 04/15/17)[b]	26,295	27,954,740
8.25%, 02/01/21 (Call 03/31/16)[b]	4,156	4,363,800

		487,985,484
COMPUTERS — 0.46%
Dell Inc.
4.63%, 04/01/21[b]	7,660	7,066,350
5.65%, 04/15/18	7,209	7,461,315
5.88%, 06/15/19[b]	14,850	15,295,500
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	9,979	9,504,997
5.00%, 07/15/22 (Call 07/15/17)[b]	10,914	10,341,015
5.88%, 12/15/21 (Call 12/15/17)[b]	7,475	7,344,188
6.38%, 12/15/23 (Call 12/15/18)[b]	15,295	14,989,100

		72,002,465

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.07%
Avon Products Inc.
6.35%, 03/15/20[b]	$8,850	$6,383,062
6.75%, 03/15/23	7,168	4,296,432

		10,679,494
DISTRIBUTION & WHOLESALE — 0.48%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	23,515	24,631,963
7.50%, 07/15/20 (Call 10/15/16)[b]	26,982	28,380,250
11.50%, 07/15/20 (Call 10/15/16)	19,895	21,983,975

		74,996,188
DIVERSIFIED FINANCIAL SERVICES — 6.68%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	9,000	8,935,785
3.75%, 05/15/19[b]	24,800	24,800,000
4.25%, 07/01/20[b]	9,600	9,624,000
4.50%, 05/15/21[b]	20,820	20,976,150
4.63%, 10/30/20[b]	20,640	20,975,400
4.63%, 07/01/22[b]	10,455	10,481,138
5.00%, 10/01/21[b]	16,660	17,097,325
Aircastle Ltd.
4.63%, 12/15/18[b]	8,200	8,284,608
5.13%, 03/15/21[b]	11,300	11,328,250
5.50%, 02/15/22[b]	11,262	11,219,768
6.25%, 12/01/19[b]	10,000	10,565,333
6.75%, 04/15/17[b]	7,900	8,207,536
Ally Financial Inc.
3.25%, 02/13/18[b]	12,360	12,242,580
3.25%, 11/05/18	17,150	16,849,875
3.50%, 01/27/19[b]	14,800	14,590,333
3.60%, 05/21/18[b]	21,100	20,994,500
3.75%, 11/18/19[b]	15,750	15,572,812
4.13%, 03/30/20[b]	13,490	13,464,774
4.13%, 02/13/22[b]	12,495	12,474,290
4.63%, 05/19/22[b]	8,000	7,980,000
4.63%, 03/30/25[b]	9,100	8,825,895
4.75%, 09/10/18	17,375	17,700,781
5.13%, 09/30/24[b]	15,425	15,502,125
5.50%, 02/15/17[b]	11,017	11,223,569

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.75%, 11/20/25 (Call 10/20/25)[b]	$15,575	$15,110,687
6.25%, 12/01/17	18,060	18,827,550
7.50%, 09/15/20	10,100	11,185,750
8.00%, 12/31/18	8,975	9,749,094
8.00%, 03/15/20[b]	19,110	21,289,585
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	1,380	1,434,358
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	25,405	25,341,487
4.88%, 03/15/19 (Call 07/15/16)	25,775	23,938,531
5.88%, 02/01/22 (Call 08/01/17)[b]	28,490	24,857,525
6.00%, 08/01/20 (Call 02/01/17)[b]	33,875	32,094,865
International Lease Finance Corp.
3.88%, 04/15/18[b]	14,465	14,463,112
4.63%, 04/15/21	8,800	8,864,849
5.88%, 04/01/19[b]	15,350	16,229,678
5.88%, 08/15/22[b]	14,825	15,583,797
6.25%, 05/15/19	26,158	28,054,455
8.25%, 12/15/20[b]	20,517	23,732,055
8.63%, 01/15/22[b]	13,321	15,647,728
8.75%, 03/15/17	20,899	22,056,387
8.88%, 09/01/17[b]	9,390	10,114,485
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a]	7,520	5,282,800
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,500	8,826,250
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	6,398,222
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/31/16)[b]	8,800	8,536,000
6.50%, 07/01/21 (Call 01/01/17)[b]	12,950	11,428,375

Security	Principal (000s)	Value
7.88%, 10/01/20 (Call 10/01/16)[b]	$7,200	$6,786,000
Navient Corp.
4.63%, 09/25/17[b]	7,921	7,936,842
4.88%, 06/17/19[b]	20,010	19,169,580
5.00%, 10/26/20[b]	8,862	7,754,250
5.50%, 01/15/19[b]	28,200	27,918,000
5.50%, 01/25/23[b]	19,915	16,230,725
5.88%, 03/25/21[b]	12,725	11,166,188
5.88%, 10/25/24[b]	10,800	8,748,000
6.00%, 01/25/17	1,146	1,160,325
6.13%, 03/25/24[b]	19,291	16,011,530
7.25%, 01/25/22	13,279	11,917,903
8.00%, 03/25/20[b]	30,810	30,347,850
8.45%, 06/15/18[b]	51,588	54,941,220
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[a]	12,674	11,976,930
7.25%, 12/15/21 (Call 12/15/17)[a,b]	16,602	15,529,788
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	27,110	25,899,538
Springleaf Finance Corp.
5.25%, 12/15/19[b]	14,650	12,875,885
6.90%, 12/15/17	32,351	31,779,704
7.75%, 10/01/21[b]	13,100	11,429,750

		1,038,544,460
ELECTRIC — 3.52%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	13,780	12,358,938
5.50%, 03/15/24 (Call 03/15/19)[b]	13,950	12,721,521
5.50%, 04/15/25 (Call 04/15/20)[b]	11,809	10,657,623
7.38%, 07/01/21 (Call 06/01/21)[b]	19,500	20,377,500
8.00%, 06/01/20[b]	9,065	9,949,109
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	26,739	24,820,161

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.50%, 02/01/24 (Call 02/01/19)	$11,247	$10,055,443
5.75%, 01/15/25 (Call 10/15/19)[b]	32,910	29,701,275
5.88%, 01/15/24 (Call 11/01/18)[a]	11,450	11,631,769
6.00%, 01/15/22 (Call 11/01/16)[a]	13,516	13,804,750
7.88%, 01/15/23 (Call 01/15/17)[a,b]	10,833	11,449,648
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	589	596,363
7.25%, 10/15/21 (Call 07/15/21)	15,437	15,111,721
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	9,300	7,137,750
6.75%, 11/01/19 (Call 05/01/17)[b]	44,865	41,948,775
7.38%, 11/01/22 (Call 11/01/18)[b]	35,735	29,711,276
7.63%, 11/01/24 (Call 11/01/19)[b]	24,770	20,497,175
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,c]	23,507	25,510,384
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[b]	9,400	9,430,906
Series B
4.25%, 03/15/23 (Call 12/15/22)[b]	15,350	15,657,207
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	9,100	9,494,042
GenOn Energy Inc.
7.88%, 06/15/17[b]	14,923	12,432,724
9.50%, 10/15/18	14,280	9,246,300
9.88%, 10/15/20 (Call 03/31/16)	9,450	5,481,000

Security	Principal (000s)	Value
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	$3,525	$3,508,431
5.00%, 05/01/18 (Call 04/01/18)[b]	6,250	6,511,993
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	21,604	18,255,380
6.25%, 05/01/24 (Call 05/01/19)[b]	19,750	16,441,875
6.63%, 03/15/23 (Call 09/15/17)[b]	20,065	17,005,088
7.63%, 01/15/18[b]	21,480	22,258,650
7.88%, 05/15/21 (Call 05/15/16)[b]	25,468	23,712,745
8.25%, 09/01/20 (Call 03/31/16)[b]	23,650	22,851,812
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	15,445	10,155,088
4.63%, 07/15/19 (Call 07/15/16)[a]	26,375	21,231,875
6.50%, 05/01/18[b]	9,350	8,745,641
6.50%, 06/01/25 (Call 06/01/20)[b]	10,285	7,096,650

		547,558,588
ELECTRICAL COMPONENTS & EQUIPMENT — 0.20%
Anixter Inc.
5.13%, 10/01/21[b]	7,645	7,506,778
Edgewell Personal Care Co.
4.70%, 05/19/21[b]	11,650	12,086,875
4.70%, 05/24/22	11,825	11,943,250

		31,536,903
ENERGY – ALTERNATE SOURCES — 0.09%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	18,660	13,995,000

		13,995,000
ENGINEERING & CONSTRUCTION — 0.31%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	17,840	17,947,040

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.88%, 10/15/24 (Call 07/15/24)[b]	$14,824	$14,712,820
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	14,692	14,949,110

		47,608,970
ENTERTAINMENT — 1.59%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	10,250	10,250,000
5.13%, 12/15/22 (Call 12/15/17)[b]	7,700	7,826,729
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	10,500	10,578,750
4.88%, 11/01/20 (Call 08/01/20)[b]	20,780	21,052,634
5.38%, 11/01/23 (Call 08/01/23)	9,200	9,062,000
International Game Technology
7.50%, 06/15/19[b]	9,300	9,834,750
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,380	12,287,150
6.25%, 02/15/22 (Call 08/15/21)[a,b]	30,225	28,562,625
6.50%, 02/15/25 (Call 08/15/24)[a]	22,840	20,327,600
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)[b]	12,940	13,732,575
7.50%, 04/15/21 (Call 03/31/16)	15,805	16,476,712
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	16,950	17,214,844
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	19,160	18,647,104
10.00%, 12/01/22 (Call 12/01/18)[b]	44,325	34,628,906

Security	Principal (000s)	Value
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 03/31/16)[a,b]	$6,889	$6,963,631
6.75%, 04/15/22 (Call 04/15/17)[a,b]	10,100	9,430,875

		246,876,885
ENVIRONMENTAL CONTROL — 0.36%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	10,175	10,111,406
5.25%, 08/01/20 (Call 08/01/16)[b]	17,229	17,530,163
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	8,550	7,353,000
6.38%, 10/01/22 (Call 04/01/17)[b]	7,225	6,692,326
7.25%, 12/01/20 (Call 03/31/16)	8,168	8,082,917
Tervita Corp.
8.00%, 11/15/18 (Call 03/31/16)[a]	9,350	5,834,400

		55,604,212
FOOD — 1.16%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	14,025	14,621,063
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/31/16)[b]	15,200	15,690,200
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	12,700	13,160,375
6.75%, 12/01/21 (Call 12/01/17)[a]	17,025	18,072,037
7.38%, 02/15/22 (Call 02/15/17)[b]	28,360	29,986,162
7.75%, 03/15/24 (Call 09/15/18)[a,b]	18,350	19,955,625
8.00%, 07/15/25 (Call 07/15/20)[a,b]	7,620	8,388,325

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 03/31/16)[a,b]	$7,425	$7,548,750
6.63%, 08/15/22 (Call 08/15/17)	18,119	19,206,140
7.75%, 07/01/17[b]	7,329	7,738,966
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	4,580	4,724,165
6.00%, 02/15/24 (Call 02/15/19)[a]	16,805	17,687,263
U.S. Foods Inc.
8.50%, 06/30/19 (Call 03/31/16)	2,700	2,755,620

		179,534,691
FOOD SERVICE — 0.05%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[a,b]	7,845	8,207,831

		8,207,831
GAS — 0.12%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	10,750	6,315,625
6.88%, 10/15/21 (Call 10/15/16)	8,450	4,918,604
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	6,550	6,908,285
7.50%, 11/30/16[b]	100	104,125

		18,246,639
HEALTH CARE – PRODUCTS — 1.42%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	7,645	8,390,387
6.50%, 06/15/20 (Call 06/15/16)	8,275	8,582,209
7.25%, 07/01/18 (Call 03/31/16)[b]	8,100	8,488,125
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 03/31/16)[a,b]	13,647	13,902,681

Security	Principal (000s)	Value
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	$26,040	$18,748,800
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	21,365	17,839,775
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	21,518	22,561,623
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	8,350	8,600,500
10.50%, 11/01/18 (Call 03/31/16)[b]	36,020	33,273,475
12.50%, 11/01/19 (Call 03/31/16)	12,090	9,339,525
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	11,850	10,457,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	14,595	14,382,157
5.50%, 04/15/25 (Call 04/15/20)[a,b]	12,730	11,998,025
5.63%, 10/15/23 (Call 10/15/18)[a,b]	16,440	16,111,200
5.75%, 08/01/22 (Call 08/01/17)[a,b]	18,700	18,513,000

		221,189,107
HEALTH CARE – SERVICES — 7.64%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	12,674	12,856,189
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	22,398	23,235,237
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	300	303,189

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Centene Escrow Corp.
5.63%, 02/15/21 (Call 02/15/18)[a]	$12,902	$13,523,231
6.13%, 02/15/24 (Call 02/15/19)[a]	17,900	18,951,625
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/31/16)[b]	32,960	33,124,800
5.13%, 08/01/21 (Call 02/01/17)	22,779	22,864,421
6.88%, 02/01/22 (Call 02/01/18)[b]	58,950	50,896,251
7.13%, 07/15/20 (Call 07/15/16)[b]	23,940	21,725,550
8.00%, 11/15/19 (Call 03/31/16)[b]	42,061	39,852,798
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	31,797	31,826,412
5.13%, 07/15/24 (Call 07/15/19)[b]	34,420	34,934,262
5.75%, 08/15/22 (Call 08/15/17)[b]	24,750	26,026,011
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	12,050	12,291,000
4.75%, 10/15/24 (Call 07/17/24)[a,b]	11,790	11,960,955
5.63%, 07/31/19[a,b]	13,825	15,034,688
5.88%, 01/31/22[a,b]	12,424	13,571,853
6.50%, 09/15/18[a,b]	6,241	6,864,448
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	11,000	11,903,038
6.88%, 07/15/17[b]	6,750	7,170,669
HCA Holdings Inc.
6.25%, 02/15/21[b]	20,185	21,438,022
HCA Inc.
3.75%, 03/15/19	32,495	33,101,032
4.25%, 10/15/19[b]	10,700	10,980,064
4.75%, 05/01/23	24,365	24,701,237

Security	Principal (000s)	Value
5.00%, 03/15/24[b]	$41,718	$42,708,803
5.25%, 04/15/25[b]	28,005	28,740,131
5.38%, 02/01/25[b]	53,680	54,351,000
5.88%, 03/15/22[b]	26,825	28,870,406
5.88%, 05/01/23[b]	25,650	26,941,408
5.88%, 02/15/26 (Call 08/15/25)[b]	29,449	30,247,033
6.50%, 02/15/20[b]	59,257	65,638,979
7.50%, 02/15/22[b]	39,116	44,201,080
8.00%, 10/01/18[b]	8,600	9,669,668
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	16,965	17,134,650
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	11,675	9,412,969
8.00%, 01/15/20[b]	16,300	15,077,500
8.75%, 01/15/23 (Call 01/15/18)[b]	11,540	10,357,150
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	22,500	23,283,254
5.88%, 12/01/23 (Call 12/01/18)[b]	9,195	9,588,666
6.63%, 10/01/20 (Call 03/31/16)[b]	6,100	6,317,455
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	23,631	23,808,233
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	21,270	20,977,538
4.50%, 04/01/21[b]	18,130	18,021,220
4.75%, 06/01/20	9,249	9,399,296
5.00%, 03/01/19[b]	23,739	22,670,745
5.50%, 03/01/19[b]	8,900	8,588,500
6.00%, 10/01/20	34,594	36,669,640
6.25%, 11/01/18	19,310	20,351,286
6.75%, 06/15/23[b]	38,020	34,455,625
8.00%, 08/01/20 (Call 03/31/16)[b]	17,010	17,193,443
8.13%, 04/01/22[b]	55,069	54,070,599

		1,187,883,259

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.59%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	$38,515	$39,477,875
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	14,074	13,194,375
7.88%, 07/15/19 (Call 03/31/16)	11,480	11,967,900
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	14,200	12,699,211
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	13,715	14,180,738

		91,520,099
HOME BUILDERS — 1.31%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/31/16)[a,b]	13,225	12,034,750
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	7,900	6,550,120
CalAtlantic Group Inc.
8.38%, 05/15/18	10,577	11,634,700
8.38%, 01/15/21[b]	9,230	10,522,200
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	6,700	6,841,035
3.75%, 03/01/19 (Call 12/01/18)[b]	8,750	8,912,500
4.00%, 02/15/20[b]	9,408	9,572,640
5.75%, 08/15/23 (Call 05/15/23)[b]	7,700	8,108,100
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/31/16)[a,b]	12,350	9,694,750

Security	Principal (000s)	Value
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	$7,374	$7,072,571
7.00%, 12/15/21 (Call 09/15/21)[b]	9,463	9,020,388
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)[b]	9,550	9,828,860
4.50%, 11/15/19 (Call 08/15/19)[b]	12,265	12,571,625
4.75%, 04/01/21	9,050	9,095,250
4.75%, 11/15/22 (Call 08/15/22)[b]	13,920	13,920,000
4.75%, 05/30/25 (Call 02/28/25)[b]	9,175	8,899,750
4.88%, 12/15/23 (Call 09/15/23)[b]	6,880	6,708,000
12.25%, 06/01/17	5,325	5,899,784
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	3,475	3,514,094
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	10,150	9,477,562
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[b]	9,850	9,449,035
5.88%, 02/15/22 (Call 11/15/21)	7,391	7,713,287
8.91%, 10/15/17[b]	5,800	6,366,145

		203,407,146
HOUSEHOLD PRODUCTS & WARES — 1.43%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 03/31/16)[b]	67,145	68,991,487
6.88%, 02/15/21 (Call 03/31/16)[b]	21,700	22,486,625
7.88%, 08/15/19 (Call 03/31/16)	12,770	13,312,725

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
8.25%, 02/15/21 (Call 03/31/16)	$20,755	$20,443,675
8.50%, 05/15/18 (Call 03/31/16)[b]	13,460	13,406,665
9.00%, 04/15/19 (Call 03/31/16)[b]	13,000	13,070,417
9.88%, 08/15/19 (Call 03/31/16)[b]	25,161	25,915,830
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	20,413	21,510,199
6.38%, 11/15/20 (Call 11/15/16)[b]	9,660	10,205,404
6.63%, 11/15/22 (Call 11/15/17)[b]	11,560	12,441,450

		221,784,477
INSURANCE — 0.50%
Genworth Holdings Inc.
4.80%, 02/15/24	5,500	3,114,375
4.90%, 08/15/23	6,275	3,603,643
6.15%, 11/15/66 (Call 11/15/16)[c]	2,559	537,390
6.52%, 05/22/18	10,252	9,149,910
7.20%, 02/15/21	6,950	4,608,684
7.63%, 09/24/21	16,075	10,609,500
7.70%, 06/15/20[b]	8,600	6,073,750
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	25,705	23,134,500
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,c]	17,925	16,646,947

		77,478,699
INTERNET — 1.10%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	7,500	7,781,250
5.38%, 01/01/22 (Call 01/01/18)[b]	15,300	16,026,750
5.38%, 04/01/23 (Call 04/01/18)[b]	19,735	21,116,450
5.75%, 01/01/25 (Call 01/01/20)[b]	9,330	9,656,550

Security	Principal (000s)	Value
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	$9,950	$8,656,500
Netflix Inc.
5.38%, 02/01/21[b]	13,500	14,478,750
5.50%, 02/15/22[b]	14,200	14,927,750
5.75%, 03/01/24[b]	8,475	8,888,156
5.88%, 02/15/25[b]	15,295	16,040,631
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	13,184	13,085,120
5.25%, 04/01/25 (Call 01/01/25)	10,949	10,784,765
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	28,200	28,115,400
10.13%, 07/01/20 (Call 07/01/16)	1,702	1,825,395

		171,383,467
IRON & STEEL — 1.63%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/31/16)[b]	10,875	6,579,375
7.63%, 10/01/21 (Call 10/01/17)[b]	7,400	3,845,632
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	7,655	5,588,915
7.63%, 08/15/23 (Call 05/15/23)[b]	9,050	6,448,125
ArcelorMittal
5.13%, 06/01/20[b]	10,190	9,094,575
5.50%, 02/25/17	2,001	2,016,007
6.13%, 06/01/18[b]	28,326	28,001,951
6.13%, 06/01/25[b]	9,045	7,326,450
6.25%, 08/05/20[b]	19,728	17,779,860
6.50%, 03/01/21[b]	29,535	26,581,500
7.25%, 02/25/22[b]	24,925	22,370,187
10.85%, 06/01/19	31,396	33,282,900
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	2,425	279,384

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.75%, 03/31/20 (Call 03/31/17)[a,b]	$8,897	$1,334,481
8.25%, 03/31/20 (Call 03/31/18)[a,b]	9,955	7,441,362
Commercial Metals Co.
6.50%, 07/15/17	6,928	7,202,955
7.35%, 08/15/18	7,250	7,504,710
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	13,636	13,269,977
5.25%, 04/15/23 (Call 04/15/18)	6,875	6,505,469
5.50%, 10/01/24 (Call 10/01/19)[b]	9,300	8,841,231
6.13%, 08/15/19 (Call 08/15/16)	7,400	7,533,200
U.S. Steel Corp.
6.05%, 06/01/17	7,184	6,462,369
7.00%, 02/01/18[b]	9,250	7,307,500
7.38%, 04/01/20[b]	10,900	6,867,000
7.50%, 03/15/22 (Call 03/15/17)[b]	7,175	3,960,600

		253,425,715
LEISURE TIME — 0.33%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	11,150	10,871,250
5.25%, 11/15/19 (Call 11/15/16)[a]	15,800	15,928,375
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	14,819	15,096,856
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	9,335	9,475,025

		51,371,506
LODGING — 1.99%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	15,735	16,177,547

Security	Principal (000s)	Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)[b]	$19,550	$19,061,250
11.00%, 10/01/21 (Call 10/01/16)[b]	23,685	20,724,375
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	9,800	9,975,199
6.00%, 06/01/25 (Call 06/01/20)[b]	8,990	9,227,111
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	30,354	31,492,275
MGM Resorts International
5.25%, 03/31/20[b]	10,700	10,914,000
6.00%, 03/15/23[b]	25,685	26,327,125
6.63%, 12/15/21[b]	25,400	26,975,488
6.75%, 10/01/20[b]	22,160	23,678,463
7.63%, 01/15/17[b]	950	989,188
7.75%, 03/15/22[b]	21,150	23,060,056
8.63%, 02/01/19[b]	17,312	19,624,018
11.38%, 03/01/18[b]	7,570	8,729,573
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	10,700	9,890,866
5.38%, 03/15/22 (Call 03/15/17)[b]	18,650	18,650,000
5.50%, 03/01/25 (Call 12/01/24)[a,b]	35,562	33,961,710

		309,458,244
MACHINERY — 0.84%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/31/16)[a,b]	16,975	12,434,188
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	29,075	31,146,594

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CNH Industrial Capital LLC
3.25%, 02/01/17[b]	$3,650	$3,665,987
3.38%, 07/15/19[b]	9,000	8,466,300
3.63%, 04/15/18[b]	11,400	11,296,260
3.88%, 07/16/18[b]	12,775	12,533,233
4.38%, 11/06/20[b]	12,115	11,537,341
6.25%, 11/01/16	845	863,484
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	17,500	16,493,750
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	21,320	22,332,700

		130,769,837
MANUFACTURING — 0.84%
Bombardier Inc.
4.75%, 04/15/19[a]	11,380	9,037,617
5.50%, 09/15/18[a]	15,800	14,417,500
5.75%, 03/15/22[a,b]	8,700	6,052,714
6.00%, 10/15/22 (Call 04/15/17)[a,b]	25,103	17,752,842
6.13%, 01/15/23[a]	26,076	18,253,200
7.50%, 03/15/18[a]	13,200	12,606,000
7.50%, 03/15/25 (Call 03/15/20)[a,b]	31,930	22,322,416
7.75%, 03/15/20[a]	16,620	13,296,000
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	23,760	17,463,600

		131,201,889
MEDIA — 10.52%
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	22,650	22,933,125
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	10,375	10,530,625
7.75%, 07/15/21 (Call 07/15/16)	11,724	12,406,923
Cablevision Systems Corp.
5.88%, 09/15/22	15,150	12,006,375
7.75%, 04/15/18[b]	15,570	15,959,250

Security	Principal (000s)	Value
8.00%, 04/15/20[b]	$9,400	$8,883,000
8.63%, 09/15/17[b]	18,220	19,381,525
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	20,145	20,094,638
5.13%, 05/01/23 (Call 05/01/18)[a]	24,125	23,748,047
5.25%, 03/15/21 (Call 03/31/16)[b]	10,650	11,036,063
5.25%, 09/30/22 (Call 09/30/17)[b]	25,476	25,762,605
5.38%, 05/01/25 (Call 05/01/20)[a,b]	16,515	16,515,000
5.75%, 09/01/23 (Call 03/01/18)[b]	9,050	9,215,163
5.75%, 01/15/24 (Call 07/15/18)[b]	18,792	19,130,444
5.88%, 04/01/24 (Call 04/01/19)[a,b]	23,075	23,594,187
5.88%, 05/01/27 (Call 05/01/21)[a,b]	18,100	18,100,000
6.50%, 04/30/21 (Call 03/31/16)	34,186	35,553,440
6.63%, 01/31/22 (Call 01/31/17)	15,889	16,691,553
7.00%, 01/15/19 (Call 03/31/16)	7,511	7,673,989
7.38%, 06/01/20 (Call 03/31/16)[b]	12,020	12,500,800
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a,b]	52,410	52,547,838
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	24,700	22,415,760
6.38%, 09/15/20 (Call 03/31/16)[a,b]	31,057	30,435,860
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	12,870	11,711,700

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.50%, 11/15/22 (Call 11/15/17)[b]	$40,231	$39,024,070
Series A
7.63%, 03/15/20 (Call 03/31/16)[b]	500	406,875
Series B
7.63%, 03/15/20 (Call 03/31/16)[b]	37,180	32,439,550
CSC Holdings LLC
5.25%, 06/01/24[b]	15,700	13,462,750
6.75%, 11/15/21[b]	20,445	20,659,673
8.63%, 02/15/19	10,314	11,087,550
DISH DBS Corp.
4.25%, 04/01/18	24,346	24,568,522
4.63%, 07/15/17[b]	15,550	15,899,875
5.00%, 03/15/23[b]	30,325	26,790,266
5.13%, 05/01/20[b]	22,462	22,181,225
5.88%, 07/15/22	42,295	40,656,069
5.88%, 11/15/24[b]	39,054	35,154,380
6.75%, 06/01/21[b]	41,885	42,566,993
7.88%, 09/01/19[b]	29,206	31,637,107
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/31/16)[b]	31,850	22,613,500
9.00%, 03/01/21 (Call 03/31/16)[b]	34,350	23,400,937
9.00%, 09/15/22 (Call 09/15/17)[b]	18,700	12,549,035
10.00%, 01/15/18 (Call 07/15/16)[b]	12,200	3,886,171
10.63%, 03/15/23 (Call 03/15/18)[b]	19,070	12,745,116
11.25%, 03/01/21 (Call 03/31/16)	11,425	7,740,438
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[b]	14,609	15,887,288
Neptune Finco Corp.
6.63%, 10/15/25 (Call 10/15/20)[a,b]	22,825	24,080,375
10.13%, 01/15/23 (Call 01/15/19)[a]	35,080	37,754,850

Security	Principal (000s)	Value
10.88%, 10/15/25 (Call 10/15/20)[a,b]	$39,250	$42,390,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	15,350	15,707,288
5.00%, 04/15/22 (Call 04/15/17)[a,b]	44,238	45,025,879
Numericable-SFR SA
4.88%, 05/15/19 (Call 05/15/16)[a,b]	48,460	48,429,955
6.00%, 05/15/22 (Call 05/15/17)[a,b]	84,642	83,795,580
6.25%, 05/15/24 (Call 05/15/19)[a,b]	29,300	28,494,250
Quebecor Media Inc.
5.75%, 01/15/23[b]	17,142	17,699,115
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[b]	10,950	11,020,025
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,925	10,878,911
6.13%, 10/01/22 (Call 10/01/17)[b]	9,955	10,218,005
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	7,400	7,526,654
4.63%, 05/15/23 (Call 05/15/18)[a,b]	10,932	10,651,868
5.38%, 04/15/25 (Call 04/15/20)[a]	20,850	20,876,062
5.75%, 08/01/21 (Call 08/01/16)[a,b]	13,125	13,626,063
5.88%, 10/01/20 (Call 10/01/16)[a,b]	11,800	12,323,194
6.00%, 07/15/24 (Call 07/15/19)[a,b]	29,250	30,895,312
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	9,479	10,033,522
5.13%, 07/15/20 (Call 07/15/16)[b]	9,300	9,708,053
6.38%, 10/15/23 (Call 10/15/18)[b]	13,696	14,688,960

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	$24,430	$24,552,150
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	19,100	19,673,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	13,460	13,401,045
5.50%, 01/15/23 (Call 01/15/18)[a,b]	20,695	21,620,731
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	23,230	23,055,775
5.13%, 02/15/25 (Call 02/15/20)[a,b]	30,960	30,340,800
6.75%, 09/15/22 (Call 09/15/17)[a]	24,103	25,564,244
8.50%, 05/15/21 (Call 03/31/16)[a,b]	17,873	17,962,365
Videotron Ltd.
5.00%, 07/15/22	12,350	12,627,875
5.38%, 06/15/24 (Call 03/15/24)[a,b]	10,100	10,258,298
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 03/31/16)[b]	17,375	15,876,406

		1,634,941,910
MINING — 1.76%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	24,440	22,087,650
5.40%, 04/15/21 (Call 01/15/21)[b]	26,129	25,865,097
5.55%, 02/01/17[b]	3,050	3,116,336
5.72%, 02/23/19[b]	16,290	16,493,625
5.87%, 02/23/22[b]	11,655	11,242,857
6.15%, 08/15/20[b]	19,713	19,910,130
6.75%, 07/15/18[b]	14,735	15,348,838
Aleris International Inc.
7.88%, 11/01/20 (Call 03/31/16)[b]	1,010	780,162

Security	Principal (000s)	Value
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	$8,545	$5,981,500
8.25%, 11/01/19 (Call 03/31/16)[a,b]	13,293	11,830,770
9.75%, 03/01/22 (Call 03/01/18)[a,b]	42,910	39,922,808
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	12,210	10,866,900
7.88%, 11/01/22 (Call 11/01/18)[a]	8,200	6,888,000
Novelis Inc.
8.38%, 12/15/17 (Call 03/31/16)[b]	19,793	19,694,035
8.75%, 12/15/20 (Call 03/31/16)[b]	28,398	26,361,083
Teck Resources Ltd.
2.50%, 02/01/18[b]	9,200	7,876,810
3.00%, 03/01/19[b]	9,250	7,053,125
3.75%, 02/01/23 (Call 11/01/22)	13,265	8,091,650
4.50%, 01/15/21 (Call 10/15/20)	7,875	4,925,813
4.75%, 01/15/22 (Call 10/15/21)	15,500	9,413,134

		273,750,323
OFFICE & BUSINESS EQUIPMENT — 0.24%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[b]	10,535	10,785,207
5.50%, 12/01/24 (Call 06/01/24)[b]	11,870	12,082,671
6.00%, 08/15/22 (Call 08/15/17)[b]	13,070	13,800,933

		36,668,811
OIL & GAS — 4.96%
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a,b]	7,675	8,135,500

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	$10,600	$2,544,000
7.38%, 11/01/21 (Call 07/31/17)[a,b]	9,155	2,197,200
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	24,232	20,657,780
5.38%, 11/01/21 (Call 11/01/16)[b]	20,150	17,505,312
5.63%, 06/01/23 (Call 06/01/18)[a,b]	14,850	12,625,915
6.00%, 12/01/20 (Call 03/31/16)[b]	10,800	9,635,414
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	9,600	960,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	13,100	1,441,000
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)	4,671	607,230
5.50%, 09/15/21 (Call 06/15/21)	11,052	1,436,760
6.00%, 11/15/24 (Call 08/15/24)	12,556	1,632,280
8.00%, 12/15/22 (Call 12/15/18)[a,b]	40,028	10,007,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	19,287	11,620,417
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	11,085	7,981,200
7.50%, 09/15/20 (Call 09/15/16)[b]	13,650	10,783,500

Security	Principal (000s)	Value
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[d]	$9,200	$920,000
8.25%, 09/01/21 (Call 09/01/16)[d]	6,520	652,000
Chesapeake Energy Corp.
7.25%, 12/15/18	1,500	540,000
8.00%, 12/15/22 (Call 12/15/18)[a,b]	70,406	27,810,370
Citgo Holding Inc.
10.75%, 02/15/20[a]	30,052	27,347,320
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/31/16)[a,b]	12,325	4,529,438
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	12,850	12,095,062
5.50%, 04/01/23 (Call 10/01/17)[b]	31,041	28,787,756
6.50%, 01/15/22 (Call 01/15/17)[b]	12,425	11,945,648
7.00%, 01/15/21 (Call 03/31/16)	14,317	14,442,274
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	22,039	6,415,553
5.50%, 05/01/22 (Call 05/01/17)	19,725	6,213,375
6.38%, 08/15/21 (Call 08/15/16)[b]	6,055	1,913,380
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[b,d]	6,325	158,125
9.25%, 12/15/17 (Call 03/31/16)[d]	9,075	272,250
11.00%, 03/15/20 (Call 09/15/17)[a,d]	19,750	2,172,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	13,395	3,595,218
9.38%, 05/01/20 (Call 05/01/16)	33,196	9,917,305

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	$13,990	$7,729,475
13.00%, 02/15/22 (Call 08/15/18)[a,b]	15,150	2,121,000
Harvest Operations Corp.
6.88%, 10/01/17	9,294	5,901,690
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	9,245	6,301,947
5.75%, 10/01/25 (Call 04/01/20)[a,b]	9,925	6,773,813
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	17,400	5,655,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	7,925	5,072,000
7.38%, 05/01/22 (Call 05/01/17)[b]	12,150	7,715,250
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 09/15/21 (Call 09/15/17)	9,875	419,688
7.75%, 02/01/21 (Call 03/31/16)	14,053	597,253
8.63%, 04/15/20 (Call 03/31/16)	18,245	775,413
12.00%, 12/15/20 (Call 12/15/18)[a]	19,595	1,959,500
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a,b]	14,972	7,074,270
6.50%, 03/15/21 (Call 03/31/16)[a,b]	13,475	6,501,688
7.00%, 03/31/24 (Call 09/30/18)[a,b]	21,675	10,241,438
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	9,450	2,055,375

Security	Principal (000s)	Value
7.63%, 05/01/21 (Call 05/01/17)	$12,850	$2,984,695
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[b]	11,550	3,060,750
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	15,125	13,017,812
5.63%, 07/01/24[b]	19,030	17,269,725
5.75%, 01/30/22[b]	16,570	15,286,032
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	8,350	4,993,300
6.88%, 03/15/22 (Call 09/15/17)[b]	19,075	11,142,980
6.88%, 01/15/23 (Call 07/15/17)	7,967	4,627,499
7.25%, 02/01/19 (Call 03/31/16)[b]	8,465	5,277,928
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	9,775	1,857,861
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 03/31/16)[a]	9,075	2,484,281
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a,b]	8,335	7,126,425
8.25%, 02/15/20 (Call 03/31/16)[b]	14,800	14,940,600
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	11,500	977,500
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	6,895	4,010,950
6.63%, 11/15/20 (Call 03/31/16)	11,420	7,622,850
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	19,300	17,780,125

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	$13,452	$9,416,400
5.38%, 10/01/22 (Call 07/01/22)[b]	8,160	5,574,259
6.88%, 03/01/21[b]	12,821	9,263,173
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a,b]	13,100	11,331,500
5.00%, 08/15/22 (Call 02/15/17)[b]	13,342	11,307,345
5.00%, 03/15/23 (Call 03/15/18)[b]	16,900	13,995,312
5.75%, 06/01/21 (Call 06/01/16)	8,622	7,149,075
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	20,635	7,523,438
7.75%, 06/15/21 (Call 06/15/17)	10,020	4,058,100
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	7,915	6,812,554
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	8,365	125,475
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 03/31/16)	8,260	1,404,200
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	8,105	3,221,738
5.63%, 06/01/25 (Call 06/01/20)[b]	8,824	3,551,660
6.13%, 11/15/22 (Call 11/15/18)	14,025	6,271,840
6.50%, 01/01/23 (Call 07/01/17)	9,052	3,598,170
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a,b]	10,650	10,224,000
6.38%, 04/01/23 (Call 04/01/18)[a,b]	15,400	14,691,600

Security	Principal (000s)	Value
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	$8,198	$8,319,945
5.38%, 10/01/22 (Call 10/01/17)[b]	11,325	10,733,134
Transocean Inc.
3.00%, 10/15/17[b]	11,550	10,260,827
4.30%, 10/15/22 (Call 07/15/22)[b]	13,815	6,769,350
6.00%, 03/15/18[b]	19,358	15,631,585
6.50%, 11/15/20[b]	18,250	10,585,000
7.13%, 12/15/21[b]	22,600	12,537,124
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a]	14,420	9,409,050
6.25%, 04/15/22 (Call 04/15/17)[a]	11,700	7,160,400
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 03/31/16)[a]	10,320	567,600
6.13%, 10/01/24 (Call 10/01/19)[a]	13,795	758,725
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[b]	21,950	10,920,125
5.75%, 03/15/21 (Call 12/15/20)[b]	24,378	11,396,715
6.25%, 04/01/23 (Call 01/01/23)[b]	14,070	6,437,025
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[b]	9,620	5,050,500
6.00%, 01/15/22 (Call 10/15/21)[b]	20,317	11,631,482
7.50%, 08/01/20 (Call 07/01/20)	9,150	5,741,625
8.25%, 08/01/23 (Call 06/01/23)[b]	12,200	7,259,000

		771,543,246
OIL & GAS SERVICES — 0.12%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[b]	11,360	3,890,800

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.88%, 01/15/22 (Call 07/15/17)	$9,975	$3,370,054
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	2,220	1,454,100
5.13%, 09/15/20	6,600	4,607,592
6.00%, 03/15/18	5,750	4,884,873
9.63%, 03/01/19	600	512,625

		18,720,044
PACKAGING & CONTAINERS — 1.55%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 03/31/16)[a,b]	11,296	11,631,350
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	9,550	8,717,028
6.25%, 01/31/19 (Call 03/31/16)[a,b]	8,075	7,893,313
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	9,133,856
Ball Corp.
4.00%, 11/15/23[b]	20,096	19,568,480
4.38%, 12/15/20[b]	16,386	17,123,370
5.00%, 03/15/22[b]	18,046	18,734,087
5.25%, 07/01/25	20,000	20,850,000
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	13,625	13,676,094
5.50%, 05/15/22 (Call 05/15/17)[b]	11,180	11,627,200
6.00%, 10/15/22 (Call 10/15/18)[a,b]	7,185	7,454,438
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a,b]	8,650	8,574,312
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	19,912	20,310,240

Security	Principal (000s)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	$8,800	$8,712,000
5.88%, 08/15/23[a,b]	16,200	16,686,000
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	8,125	8,321,553
5.13%, 12/01/24 (Call 09/01/24)[a,b]	9,175	9,496,125
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,850	8,105,880
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,785	8,160,407
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,150	6,852,974

		241,628,707
PHARMACEUTICALS — 2.87%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a]	8,000	7,520,000
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	15,975	16,051,301
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a,b]	16,135	16,034,156
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a,b]	31,845	32,123,644
6.00%, 02/01/25 (Call 02/01/20)[a,b]	23,510	23,392,450
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	20,485	21,176,369
NBTY Inc.
9.00%, 10/01/18 (Call 03/31/16)[b]	11,875	12,171,875
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	40,760	37,091,600

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.50%, 03/01/23 (Call 03/01/18)[a]	$19,310	$16,196,263
5.63%, 12/01/21 (Call 12/01/16)[a,b]	18,995	16,299,989
5.88%, 05/15/23 (Call 05/15/18)[a,b]	66,367	56,121,594
6.13%, 04/15/25 (Call 04/15/20)[a]	66,255	55,819,837
6.38%, 10/15/20 (Call 10/15/16)[a]	45,975	42,297,000
6.75%, 08/15/18 (Call 03/31/16)[a,b]	28,908	27,942,210
6.75%, 08/15/21 (Call 03/31/16)[a,b]	12,070	11,044,050
7.00%, 10/01/20 (Call 03/31/16)[a,b]	13,038	12,415,436
7.25%, 07/15/22 (Call 07/15/16)[a]	9,950	9,138,744
7.50%, 07/15/21 (Call 07/15/16)[a]	34,907	33,096,199

		445,932,717
PIPELINES — 3.16%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	9,865	7,176,788
6.13%, 03/01/22 (Call 11/01/16)[b]	13,119	9,314,490
6.25%, 04/01/23 (Call 04/01/18)[a,b]	13,300	9,609,250
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,c]	10,011	5,280,803
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[b]	8,100	7,397,036
3.88%, 03/15/23 (Call 12/15/22)	10,225	7,528,156
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[b]	20,790	15,696,450

Security	Principal (000s)	Value
5.88%, 01/15/24 (Call 10/15/23)[b]	$22,775	$18,860,433
7.50%, 10/15/20	23,680	21,667,200
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)[b]	7,385	5,683,373
6.75%, 08/01/22 (Call 08/01/18)	16,820	13,960,600
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)[a]	489	399,496
NGPL PipeCo LLC
7.12%, 12/15/17[a]	24,940	23,230,064
9.63%, 06/01/19 (Call 03/31/16)[a,b]	12,175	11,444,500
NuStar Logistics LP
4.80%, 09/01/20	7,518	6,136,568
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	9,388	7,111,410
7.50%, 09/01/23 (Call 06/01/23)	11,075	9,607,562
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	16,346	14,570,416
6.00%, 01/15/19[a,b]	8,575	7,974,750
6.85%, 07/15/18[a,b]	13,295	12,845,606
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	39,115	37,067,216
5.63%, 04/15/23 (Call 01/15/23)[b]	31,391	29,036,675
5.63%, 03/01/25 (Call 12/01/24)[b]	41,070	37,271,025
5.75%, 05/15/24 (Call 02/15/24)[b]	41,902	39,204,349
6.25%, 03/15/22 (Call 12/15/21)[b]	20,250	19,338,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	18,100	15,973,250

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 05/15/18)	$11,200	$8,293,600
5.00%, 01/15/18 (Call 10/15/17)[b]	22,291	21,357,453
5.25%, 05/01/23 (Call 11/01/17)[b]	10,975	8,661,105
6.75%, 03/15/24 (Call 09/15/19)[a,b]	12,550	10,345,843
6.88%, 02/01/21 (Call 03/31/16)	9,261	8,068,646
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	8,197	7,807,642
5.88%, 10/01/20 (Call 10/01/16)	9,015	8,474,100
6.13%, 10/15/21 (Call 10/15/16)[b]	9,600	8,928,000
6.25%, 10/15/22 (Call 10/15/18)[a,b]	16,580	15,253,600

		490,576,205
REAL ESTATE — 0.07%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,650,687
5.25%, 12/01/21 (Call 12/01/17)[a]	2,355	2,393,269

		11,043,956
REAL ESTATE INVESTMENT TRUSTS — 0.90%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	7,011	6,695,505
8.25%, 10/15/23 (Call 04/15/19)[b]	22,800	20,292,000
Crown Castle International Corp.
5.25%, 01/15/23	969	1,025,929
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[b]	23,175	24,217,875

Security	Principal (000s)	Value
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a]	$18,975	$20,113,500
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	12,600	11,907,000
5.00%, 07/01/19 (Call 07/01/16)[b]	15,025	14,010,812
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	2,235	2,280,560
6.88%, 05/01/21 (Call 05/01/16)	7,925	8,243,981
Vereit Operating Partnership LP
2.00%, 02/06/17	9,400	9,226,100
3.00%, 02/06/19 (Call 01/06/19)[b]	12,750	12,112,500
4.60%, 02/06/24 (Call 11/06/23)	10,300	9,862,250

		139,988,012
RETAIL — 3.38%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	26,644	27,076,965
6.00%, 04/01/22 (Call 10/01/17)[a,b]	44,852	46,758,210
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[b]	12,775	12,966,625
7.00%, 05/20/22 (Call 05/20/17)[b]	19,317	19,824,071
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 03/31/16)[b]	7,480	7,454,624
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/31/16)[b]	6,930	1,022,175
9.00%, 03/15/19 (Call 03/31/16)[a]	16,125	9,288,000

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	$13,357	$14,024,850
5.75%, 03/01/23 (Call 03/01/18)[a,b]	50,830	53,997,726
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)[b]	8,325	6,327,000
6.75%, 01/15/22 (Call 11/15/16)[b]	8,050	5,826,188
6.75%, 06/15/23 (Call 06/15/19)[a]	12,595	9,320,300
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	8,077	7,471,225
8.13%, 10/01/19[b]	9,615	9,735,187
L Brands Inc.
5.63%, 02/15/22[b]	19,847	21,295,831
5.63%, 10/15/23	10,400	11,060,041
6.63%, 04/01/21	23,702	26,398,102
6.90%, 07/15/17	10,262	10,981,366
7.00%, 05/01/20	8,360	9,535,347
8.50%, 06/15/19[b]	10,150	11,856,534
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	8,575	8,838,846
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	18,500	12,903,750
QVC Inc.
3.13%, 04/01/19	7,080	7,041,077
4.38%, 03/15/23	15,651	15,034,718
4.45%, 02/15/25 (Call 11/15/24)[b]	12,086	11,284,695
4.85%, 04/01/24	11,340	10,939,527
5.13%, 07/02/22	9,015	9,159,632
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	35,570	38,052,786
6.75%, 06/15/21 (Call 06/15/16)[b]	14,366	15,197,737
9.25%, 03/15/20 (Call 03/31/16)[b]	12,958	13,657,306

Security	Principal (000s)	Value
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	$14,545	$15,163,162
5.75%, 06/01/22 (Call 06/01/17)[b]	16,218	17,045,595
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	10,550	9,030,800
Toys R Us Inc.
10.38%, 08/15/17 (Call 03/31/16)[b]	7,740	6,493,783
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/31/16)	14,375	13,422,656

		525,486,437
SEMICONDUCTORS — 1.44%
Advanced Micro Devices Inc.
6.75%, 03/01/19	13,850	10,145,125
7.00%, 07/01/24 (Call 07/01/19)	9,831	6,193,530
7.50%, 08/15/22	8,100	5,265,000
7.75%, 08/01/20 (Call 03/31/16)[b]	10,935	7,435,800
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	21,320	18,228,600
5.25%, 01/15/24 (Call 05/01/18)[a,b]	10,700	9,041,500
5.50%, 02/01/25 (Call 08/01/19)[b]	22,720	19,084,800
5.63%, 01/15/26 (Call 05/01/20)[a]	8,550	6,925,500
5.88%, 02/15/22 (Call 02/15/17)[b]	13,965	12,760,519
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	2,750	2,760,313
3.75%, 06/01/18[a]	13,716	13,853,160
4.13%, 06/15/20[a,b]	13,270	13,386,112
4.63%, 06/15/22[a,b]	7,800	7,741,500
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,478,000

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.75%, 03/15/23 (Call 03/15/18)[a,b]	$9,750	$10,091,250
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a,b]	9,650	9,794,750
7.00%, 12/01/25 (Call 12/01/20)[a,b]	11,200	11,396,000
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,808	9,685,400
5.00%, 10/01/25[a,b]	13,500	13,263,750
5.63%, 11/01/24[a,b]	7,930	8,167,900
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	17,350	18,347,625

		224,046,134
SHIPBUILDING — 0.14%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	9,966	10,489,215
5.00%, 11/15/25 (Call 11/15/20)[a,b]	11,380	11,941,831

		22,431,046
SOFTWARE — 2.70%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	26,750	28,120,938
6.13%, 09/15/23 (Call 09/15/18)[a,b]	17,075	18,248,906
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	32,661	32,865,131
6.13%, 11/01/23 (Call 11/01/18)[a]	27,583	27,760,320
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	31,945	20,285,075
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	19,430	19,733,691
5.38%, 08/15/23 (Call 08/15/18)[a,b]	25,890	26,847,930

Security	Principal (000s)	Value
5.75%, 01/15/24 (Call 01/15/19)[a,b]	$46,590	$46,881,188
6.75%, 11/01/20 (Call 03/31/16)[a,b]	23,152	24,436,936
7.00%, 12/01/23 (Call 12/01/18)[a,b]	67,900	67,900,000
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	12,240	12,331,800
6.50%, 05/15/22 (Call 05/15/18)[a,b]	33,160	28,766,300
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a,b]	17,525	18,598,406
5.75%, 08/15/25 (Call 08/15/20)[a]	15,435	16,592,625
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	21,315	21,741,300
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24	9,180	8,721,000

		419,831,546
STORAGE & WAREHOUSING — 0.12%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/31/16)[a,b]	19,150	14,735,818
10.75%, 10/15/19 (Call 10/15/16)[a]	12,550	3,364,968

		18,100,786
TELECOMMUNICATIONS — 13.99%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a]	16,649	16,773,868
6.63%, 02/15/23 (Call 02/15/18)[a]	42,386	41,856,175
7.88%, 12/15/19 (Call 03/31/16)[a,b]	10,000	10,410,426
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	9,237,238
9.88%, 12/15/20 (Call 12/15/16)[a]	8,950	9,531,750

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	$28,860	$26,406,900
7.75%, 05/15/22 (Call 05/15/17)[a,b]	56,925	54,790,312
Avaya Inc.
7.00%, 04/01/19 (Call 03/31/16)[a,b]	20,516	12,610,929
10.50%, 03/01/21 (Call 03/01/17)[a,b]	21,695	5,694,938
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	9,500	8,326,750
5.80%, 03/15/22[b]	28,539	27,718,504
6.00%, 04/01/17[b]	7,100	7,418,790
6.45%, 06/15/21[b]	24,725	25,111,204
Series V
5.63%, 04/01/20[b]	22,305	22,519,574
Series W
6.75%, 12/01/23[b]	15,350	15,004,625
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	9,786	10,030,650
5.00%, 06/15/21 (Call 06/15/17)[a,b]	12,825	12,632,625
5.50%, 06/15/24 (Call 06/15/19)[a]	12,460	12,086,200
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	28,540	28,254,600
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	18,022	15,971,998
6.88%, 01/15/25 (Call 10/15/24)	16,345	13,688,938
7.13%, 03/15/19[b]	8,200	8,251,988
7.13%, 01/15/23	15,890	13,819,374
7.63%, 04/15/24	14,650	12,818,750
8.13%, 10/01/18[b]	14,825	15,453,580
8.25%, 04/15/17[b]	9,570	10,072,425
8.50%, 04/15/20	20,162	20,580,361
8.75%, 04/15/22	9,520	8,883,350

Security	Principal (000s)	Value
8.88%, 09/15/20 (Call 06/15/20)[a,b]	$25,154	$25,826,419
9.25%, 07/01/21[b]	10,200	10,200,000
10.50%, 09/15/22 (Call 06/15/22)[a,b]	42,645	42,956,637
11.00%, 09/15/25 (Call 06/15/25)[a,b]	70,915	70,745,513
Hughes Satellite Systems Corp.
6.50%, 06/15/19	19,912	22,052,540
7.63%, 06/15/21	17,865	19,372,359
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	20,425	20,016,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	40,816	26,110,093
6.63%, 12/15/22 (Call 12/15/17)[b]	23,856	11,848,481
7.25%, 04/01/19 (Call 03/31/16)[b]	30,068	22,840,519
7.25%, 10/15/20 (Call 03/31/16)[b]	44,799	30,351,322
7.50%, 04/01/21 (Call 04/01/16)[b]	26,295	18,159,090
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	9,350	5,633,375
7.75%, 06/01/21 (Call 06/01/17)	36,975	11,277,375
8.13%, 06/01/23 (Call 06/01/18)	16,655	5,079,775
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,c]	11,410	11,422,551
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	12,050	12,475,486
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	12,590	12,841,800
5.38%, 08/15/22 (Call 08/15/17)[b]	21,109	21,689,497
5.38%, 01/15/24 (Call 01/15/19)[a,b]	21,200	21,677,000

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 05/01/25 (Call 05/01/20)[b]	$14,625	$14,844,375
5.63%, 02/01/23 (Call 02/01/18)[b]	11,980	12,354,375
6.13%, 01/15/21 (Call 11/15/16)	13,640	14,270,850
7.00%, 06/01/20 (Call 06/01/16)	11,950	12,502,688
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a]	4,460	4,192,400
Nokia OYJ
5.38%, 05/15/19[b]	18,800	19,939,265
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a]	14,830	14,088,500
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	8,150	8,496,375
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	16,307	16,907,290
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	48,945	48,406,605
Sprint Communications Inc.
6.00%, 12/01/16	850	846,813
6.00%, 11/15/22	44,460	31,733,325
7.00%, 03/01/20[a,b]	22,518	22,179,406
7.00%, 08/15/20[b]	32,298	24,542,562
8.38%, 08/15/17	26,478	25,749,855
9.00%, 11/15/18[a]	61,947	64,307,181
9.13%, 03/01/17[b]	14,973	15,202,237
11.50%, 11/15/21	22,339	18,960,226
Sprint Corp.
7.13%, 06/15/24	50,425	35,864,781
7.25%, 09/15/21	43,607	32,923,285
7.63%, 02/15/25 (Call 11/15/24)	32,345	23,026,405
7.88%, 09/15/23	86,055	63,895,837
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 03/11/16)[b]	9,150	9,365,025

Security	Principal (000s)	Value
6.00%, 03/01/23 (Call 09/01/18)[b]	$27,097	$28,020,685
6.13%, 01/15/22 (Call 01/15/18)	20,000	20,558,126
6.25%, 04/01/21 (Call 04/01/17)[b]	34,668	36,314,730
6.38%, 03/01/25 (Call 09/01/19)[b]	34,242	34,969,642
6.46%, 04/28/19 (Call 03/11/16)[b]	20,737	21,307,267
6.50%, 01/15/24 (Call 01/15/19)[b]	21,375	22,016,250
6.50%, 01/15/26 (Call 01/15/21)	39,695	40,290,425
6.54%, 04/28/20 (Call 04/28/16)[b]	25,484	26,439,650
6.63%, 11/15/20 (Call 03/11/16)[b]	22,020	22,900,800
6.63%, 04/28/21 (Call 04/28/17)[b]	25,174	26,569,989
6.63%, 04/01/23 (Call 04/01/18)[b]	36,328	38,012,809
6.73%, 04/28/22 (Call 04/28/17)[b]	24,929	26,140,549
6.84%, 04/28/23 (Call 04/28/18)	11,355	11,844,528
Telecom Italia Capital SA
7.00%, 06/04/18	11,540	12,402,957
7.18%, 06/18/19[b]	14,785	16,448,313
Telecom Italia SpA
5.30%, 05/30/24[a,b]	32,950	31,920,312
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	24,532	24,286,680
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	12,029	12,711,940
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	11,048	11,648,010
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	7,605	7,509,938

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.00%, 10/15/24 (Call 10/15/19)[a]	$9,400	$9,461,100
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,250	10,685,625
Virgin Media Secured Finance PLC
5.25%, 01/15/21	8,000	8,420,000
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,507	19,551,866
5.38%, 04/15/21 (Call 04/15/17)[a,b]	12,822	13,303,136
5.50%, 01/15/25 (Call 01/15/19)[a,b]	9,850	9,925,268
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	21,522	19,208,385
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	39,825	38,331,562
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,242	12,401,316
7.38%, 04/23/21 (Call 04/23/17)[a,b]	55,025	50,347,875
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[b]	14,300	10,467,457
7.50%, 06/01/22 (Call 06/01/17)[b]	9,100	7,052,500
7.50%, 04/01/23 (Call 04/01/16)[b]	12,900	9,746,079
7.75%, 10/15/20 (Call 03/31/16)[b]	13,480	11,133,806
7.75%, 10/01/21 (Call 10/01/16)[b]	19,550	15,818,795
7.88%, 11/01/17[b]	21,647	22,621,115

		2,173,922,300
TRANSPORTATION — 0.50%
CHC Helicopter SA
9.25%, 10/15/20 (Call 03/31/16)[b]	14,210	5,044,586
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	17,931	18,110,310

Security	Principal or Shares (000s)	Value
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	$11,850	$3,799,406
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	32,218	30,365,465
7.88%, 09/01/19 (Call 09/01/16)[a,b]	19,700	20,340,250

		77,660,017

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,754,317,237)		15,102,511,620

SHORT-TERM INVESTMENTS — 27.41%

MONEY MARKET FUNDS — 27.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	3,799,592	3,799,592,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	336,520	336,519,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	124,421	124,421,145

		4,260,533,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,260,533,150)		4,260,533,150

TOTAL INVESTMENTS IN SECURITIES — 124.57%
(Cost: $21,014,850,387)		19,363,044,770
Other Assets, Less Liabilities — (24.57)%		(3,819,122,373)

NET ASSETS — 100.00%		$15,543,922,397

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.42%

ADVERTISING — 0.24%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$13,819	$13,959,824
3.65%, 11/01/24 (Call 08/01/24)	11,133	11,187,418
4.45%, 08/15/20	9,490	10,175,301
WPP Finance 2010
3.75%, 09/19/24[a]	12,325	12,244,967
4.75%, 11/21/21	10,660	11,580,542

		59,148,052
AEROSPACE & DEFENSE — 1.43%
Boeing Co. (The)
4.88%, 02/15/20	7,824	8,687,791
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	4,480	4,423,616
L-3 Communications Corp.
4.75%, 07/15/20	16,718	17,238,012
5.20%, 10/15/19	7,915	8,417,900
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)[a]	18,130	18,458,305
2.90%, 03/01/25 (Call 12/01/24)[a]	4,190	4,165,064
3.35%, 09/15/21	16,444	17,246,421
3.55%, 01/15/26 (Call 10/15/25)[a]	20,460	21,493,662
3.80%, 03/01/45 (Call 09/01/44)[a]	7,673	7,186,424
4.07%, 12/15/42	16,044	15,561,684
4.25%, 11/15/19	6,443	6,952,908
4.70%, 05/15/46 (Call 11/15/45)	31,330	33,821,769
Northrop Grumman Corp.
3.25%, 08/01/23	9,583	9,855,196
4.75%, 06/01/43	14,498	15,572,038
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	7,924	8,016,338
3.13%, 10/15/20	16,042	16,867,046

Security	Principal (000s)	Value
United Technologies Corp.
3.10%, 06/01/22	$32,502	$33,880,657
4.15%, 05/15/45 (Call 11/16/44)	7,150	6,971,449
4.50%, 04/15/20[a]	17,800	19,497,036
4.50%, 06/01/42	43,887	45,057,905
5.70%, 04/15/40	6,869	8,189,450
6.13%, 02/01/19	16,038	17,970,154
6.13%, 07/15/38	9,991	12,343,881

		357,874,706
AGRICULTURE — 1.42%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	7,575	7,708,452
2.85%, 08/09/22[a]	26,259	26,401,424
4.00%, 01/31/24[a]	13,257	14,243,160
4.25%, 08/09/42	15,977	15,238,043
4.75%, 05/05/21	20,319	22,480,328
5.38%, 01/31/44	19,677	22,143,390
9.25%, 08/06/19	13,828	16,934,415
Philip Morris International Inc.
1.88%, 01/15/19[a]	5,133	5,185,091
1.88%, 02/25/21 (Call 01/25/21)	5,000	4,973,541
2.50%, 08/22/22	9,020	9,091,321
2.75%, 02/25/26 (Call 11/25/25)	8,000	8,074,354
2.90%, 11/15/21[a]	17,716	18,378,368
3.25%, 11/10/24	12,300	12,864,500
3.88%, 08/21/42	10,586	10,136,052
4.13%, 03/04/43	7,649	7,546,659
4.25%, 11/10/44[a]	4,801	4,906,061
4.38%, 11/15/41	13,736	14,141,771
4.50%, 03/26/20[a]	9,614	10,602,973
4.88%, 11/15/43[a]	9,450	10,453,197
6.38%, 05/16/38	16,296	20,858,249
Reynolds American Inc.
3.25%, 06/12/20	4,446	4,613,130
4.00%, 06/12/22[a]	17,085	18,433,087
4.45%, 06/12/25 (Call 03/12/25)	22,540	24,501,870
5.70%, 08/15/35 (Call 02/15/35)	9,600	10,845,718

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.85%, 08/15/45 (Call 02/15/45)[a]	$29,100	$34,153,820
6.88%, 05/01/20	1,226	1,424,430
8.13%, 06/23/19 [a]	369	434,385

		356,767,789
APPAREL — 0.04%
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	8,700	8,858,727

		8,858,727
AUTO MANUFACTURERS — 1.60%
American Honda Finance Corp.
2.25%, 08/15/19[a]	14,128	14,310,767
2.45%, 09/24/20	5,900	5,977,504
Daimler Finance North America LLC
8.50%, 01/18/31	18,401	27,512,435
Ford Motor Co.
4.75%, 01/15/43[a]	25,743	23,780,212
7.45%, 07/16/31	20,844	25,532,187
Ford Motor Credit Co. LLC
3.16%, 08/04/20	8,350	8,315,871
3.20%, 01/15/21	4,700	4,667,594
3.22%, 01/09/22	9,100	8,852,004
4.13%, 08/04/25	25,500	25,383,136
4.39%, 01/08/26	7,700	7,807,515
General Motors Co.
4.88%, 10/02/23	21,250	21,497,562
5.00%, 04/01/35	5,535	4,833,937
5.20%, 04/01/45[a]	19,869	17,144,364
6.25%, 10/02/43	19,210	18,766,249
6.60%, 04/01/36 (Call 10/01/35)[a]	2,525	2,609,260
6.75%, 04/01/46 (Call 10/01/45)	9,805	10,310,806
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)[a]	21,573	21,046,187
3.20%, 07/13/20 (Call 06/13/20)	16,378	15,875,195
3.45%, 04/10/22 (Call 02/10/22)	19,850	18,707,633
3.50%, 07/10/19	3,250	3,240,120

Security	Principal (000s)	Value
3.70%, 11/24/20 (Call 10/24/20)	$4,535	$4,450,150
4.00%, 01/15/25 (Call 10/15/24)	16,400	15,165,421
4.20%, 03/01/21 (Call 12/01/20)	8,000	8,027,298
4.30%, 07/13/25 (Call 04/13/25)[a]	2,100	1,987,587
4.38%, 09/25/21	15,500	15,494,420
5.25%, 03/01/26 (Call 12/01/25)	4,830	4,870,128
Toyota Motor Credit Corp.
2.10%, 01/17/19[a]	347	351,737
2.13%, 07/18/19[a]	14,850	15,011,045
2.15%, 03/12/20[a]	16,016	16,210,553
3.30%, 01/12/22	11,532	12,088,887
3.40%, 09/15/21	12,652	13,357,320
4.25%, 01/11/21	975	1,068,005
Series B
4.50%, 06/17/20	5,604	6,161,093

		400,414,182
BANKS — 25.65%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	11,758	11,701,579
2.38%, 03/16/20[a]	18,767	18,566,505
4.00%, 03/13/24[a]	12,166	12,966,890
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	19,070	19,199,039
2.70%, 11/16/20[a]	9,000	9,134,361
3.70%, 11/16/25[a]	9,000	9,526,244
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	19,500	19,170,645
Bank of America Corp.
2.63%, 10/19/20[a]	23,280	23,134,027
2.65%, 04/01/19	29,409	29,659,335
3.30%, 01/11/23	28,011	27,934,208
3.88%, 08/01/25[a]	47,589	48,948,004
4.00%, 04/01/24[a]	41,622	42,957,034

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 01/22/25	$39,950	$38,845,586
4.10%, 07/24/23	28,476	29,741,528
4.13%, 01/22/24	35,341	36,851,382
4.20%, 08/26/24	39,352	39,438,079
4.25%, 10/22/26	35,643	35,320,762
4.45%, 03/03/26	3,525	3,525,000
4.88%, 04/01/44[a]	14,167	14,743,498
5.00%, 05/13/21[a]	26,330	28,766,576
5.00%, 01/21/44	16,795	17,838,720
5.63%, 07/01/20	14,385	15,918,465
5.70%, 01/24/22	27,223	30,705,783
5.88%, 01/05/21[a]	16,670	18,810,011
5.88%, 02/07/42	19,115	21,934,222
6.11%, 01/29/37	25,602	27,833,368
7.63%, 06/01/19	34,640	40,005,875
7.75%, 05/14/38[a]	19,277	24,636,237
Series L
2.25%, 04/21/20[a]	31,495	30,954,927
3.95%, 04/21/25	23,894	23,115,271
Bank of America N.A.
6.00%, 10/15/36	9,815	11,636,028
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	16,293	16,194,771
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	11,941	12,020,694
2.30%, 09/11/19 (Call 08/11/19)	5,618	5,682,735
2.45%, 11/27/20 (Call 10/27/20)	5,030	5,070,091
2.50%, 04/15/21 (Call 03/15/21)[a]	5,000	5,021,374
2.60%, 08/17/20 (Call 07/17/20)	21,421	21,775,149
3.00%, 02/24/25 (Call 01/24/25)[a]	9,710	9,739,069
3.55%, 09/23/21 (Call 08/23/21)	20,452	21,504,943
3.65%, 02/04/24 (Call 01/05/24)	7,826	8,215,204

Security	Principal (000s)	Value
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	$16,317	$16,349,867
Bank of Nova Scotia (The)
2.05%, 06/05/19	11,003	11,002,799
2.35%, 10/21/20[a]	16,750	16,760,420
2.80%, 07/21/21	18,301	18,672,241
4.38%, 01/13/21[a]	3,674	3,991,780
4.50%, 12/16/25	14,150	13,851,567
Barclays Bank PLC
2.50%, 02/20/19	366	366,912
5.14%, 10/14/20[a]	10,234	10,977,488
6.75%, 05/22/19	17,214	19,507,497
Barclays PLC
2.75%, 11/08/19	30,900	29,999,370
2.88%, 06/08/20	41,700	40,056,682
3.25%, 01/12/21	11,500	11,141,465
3.65%, 03/16/25	19,640	18,014,497
4.38%, 09/11/24[a]	21,335	19,529,263
4.38%, 01/12/26	5,720	5,502,042
5.25%, 08/17/45[a]	26,219	25,145,896
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	17,825	17,982,275
2.63%, 06/29/20 (Call 05/29/20)[a]	10,131	10,254,112
BNP Paribas SA
2.38%, 05/21/20	18,870	18,623,184
2.45%, 03/17/19	6,865	6,876,282
3.25%, 03/03/23[a]	16,334	16,723,982
4.25%, 10/15/24	18,305	17,805,264
5.00%, 01/15/21	24,143	26,880,420
BPCE SA
2.25%, 01/27/20[a]	15,500	15,380,118
2.50%, 07/15/19	7,750	7,801,534
4.00%, 04/15/24[a]	23,700	25,002,355
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	8,670	8,949,066
3.80%, 10/30/26 (Call 09/30/26)	13,800	14,529,618
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	7,217	7,225,678

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.20%, 02/05/25 (Call 01/05/25)[a]	$13,200	$12,647,938
3.50%, 06/15/23	5,000	4,964,588
3.75%, 04/24/24 (Call 03/24/24)	12,725	12,730,289
4.20%, 10/29/25 (Call 09/29/25)	6,882	6,757,384
4.75%, 07/15/21	16,667	17,982,718
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	18,375	18,152,859
2.95%, 07/23/21 (Call 06/23/21)	13,140	13,019,810
Citigroup Inc.
2.40%, 02/18/20	32,712	32,377,160
2.50%, 07/29/19	26,324	26,325,622
2.55%, 04/08/19	21,660	21,755,538
2.65%, 10/26/20[a]	39,825	39,679,272
3.30%, 04/27/25	4,234	4,209,389
3.38%, 03/01/23	2,708	2,725,450
3.50%, 05/15/23[a]	17,775	17,459,689
3.70%, 01/12/26[a]	5,900	6,027,318
3.75%, 06/16/24[a]	16,956	17,375,425
3.88%, 10/25/23	30,286	31,543,656
3.88%, 03/26/25	13,444	12,879,083
4.00%, 08/05/24	17,388	17,555,339
4.05%, 07/30/22[a]	20,096	20,423,141
4.30%, 11/20/26	12,645	12,516,505
4.40%, 06/10/25[a]	35,694	35,596,505
4.45%, 09/29/27	44,870	44,145,726
4.50%, 01/14/22	18,829	20,246,859
4.65%, 07/30/45[a]	15,944	15,995,403
5.30%, 05/06/44	7,850	7,805,941
5.38%, 08/09/20[a]	7,250	8,047,204
5.50%, 09/13/25	21,439	22,974,086
5.88%, 01/30/42[a]	8,910	10,158,347
6.13%, 08/25/36	1,620	1,773,005
6.63%, 06/15/32	13,000	14,879,094
6.68%, 09/13/43[a]	10,803	12,573,303
8.13%, 07/15/39	21,858	31,289,749
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	4,335	4,448,752

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	$14,750	$14,834,354
2.30%, 09/06/19[a]	16,070	16,127,773
2.30%, 03/12/20[a]	14,609	14,589,228
2.40%, 11/02/20[a]	7,580	7,590,335
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	6,750	6,750,416
2.50%, 01/19/21[a]	9,900	9,933,429
3.38%, 05/21/25[a]	10,200	10,240,915
3.88%, 02/08/22	25,710	27,118,656
3.95%, 11/09/22	21,990	21,961,727
4.38%, 08/04/25[a]	14,250	14,297,655
4.50%, 01/11/21[a]	21,185	23,143,865
4.63%, 12/01/23	19,750	20,149,647
5.25%, 05/24/41[a]	17,958	20,698,132
5.25%, 08/04/45[a]	21,950	22,178,686
5.75%, 12/01/43	15,628	17,240,275
Credit Suisse AG/New York NY
2.30%, 05/28/19	25,990	25,794,249
3.00%, 10/29/21[a]	15,295	15,314,334
3.63%, 09/09/24	45,950	46,129,223
4.38%, 08/05/20[a]	20,930	22,205,439
5.30%, 08/13/19	6,552	7,126,293
5.40%, 01/14/20[a]	25,351	26,746,131
Deutsche Bank AG
2.95%, 08/20/20[a]	12,900	12,491,964
3.13%, 01/13/21	17,855	17,436,132
4.50%, 04/01/25[a]	4,930	4,222,121
Series 1254
4.10%, 01/13/26[a]	11,880	11,568,656
Deutsche Bank AG/London
2.50%, 02/13/19[a]	2,413	2,355,661
3.70%, 05/30/24[a]	22,740	21,826,134
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	18,180	18,134,570
3.20%, 08/09/21 (Call 07/09/21)	12,494	12,292,604
4.20%, 08/08/23	9,045	9,192,977
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	11,698	11,784,943

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.30%, 01/16/24 (Call 12/16/23)	$11,235	$11,579,993
8.25%, 03/01/38	9,348	13,314,666
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	13,850	13,907,446
2.88%, 10/01/21 (Call 09/01/21)	12,250	12,357,560
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	36,669	36,750,666
2.60%, 04/23/20 (Call 03/23/20)	4,877	4,862,947
2.63%, 01/31/19	721	726,547
2.75%, 09/15/20 (Call 08/15/20)[a]	32,600	32,591,997
2.88%, 02/25/21 (Call 01/25/21)	4,380	4,392,748
3.50%, 01/23/25 (Call 10/23/24)	31,551	31,246,381
3.63%, 01/22/23	11,782	12,001,875
3.75%, 05/22/25 (Call 02/22/25)[a]	22,573	22,914,426
3.75%, 02/25/26 (Call 11/25/25)	12,915	13,061,270
3.85%, 07/08/24 (Call 04/08/24)	38,673	39,547,880
4.00%, 03/03/24	33,044	34,230,815
4.25%, 10/21/25	28,210	28,072,809
4.75%, 10/21/45 (Call 04/21/45)[a]	18,430	18,737,025
4.80%, 07/08/44 (Call 01/08/44)[a]	12,481	12,560,349
5.15%, 05/22/45[a]	27,875	26,663,703
5.25%, 07/27/21	38,705	42,980,625
5.38%, 03/15/20	28,748	31,545,692
5.75%, 01/24/22	59,425	67,451,119
5.95%, 01/15/27	15,626	17,353,570
6.00%, 06/15/20[a]	28,446	32,003,736
6.13%, 02/15/33	28,671	33,545,939
6.25%, 02/01/41	37,216	44,615,471
6.45%, 05/01/36	19,156	20,891,518
6.75%, 10/01/37	60,715	69,428,434
7.50%, 02/15/19	15,179	17,313,120

Security	Principal (000s)	Value
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	$21,260	$22,593,678
5.63%, 08/15/35	8,493	9,096,771
5.88%, 11/01/34[a]	7,000	7,719,865
HSBC Holdings PLC
4.00%, 03/30/22	15,773	16,456,372
4.25%, 03/14/24[a]	5,100	5,005,143
4.25%, 08/18/25[a]	26,800	25,932,361
4.88%, 01/14/22	18,502	20,097,168
5.10%, 04/05/21	25,885	28,522,311
5.25%, 03/14/44[a]	21,359	20,325,113
6.10%, 01/14/42	6,668	8,237,313
6.50%, 05/02/36[a]	19,327	21,372,604
6.50%, 09/15/37	31,784	35,371,180
6.80%, 06/01/38	22,310	25,264,138
HSBC USA Inc.
2.25%, 06/23/19[a]	10,000	9,863,187
2.35%, 03/05/20	30,857	30,201,116
2.38%, 11/13/19	11,400	11,281,826
2.75%, 08/07/20[a]	7,900	7,830,373
3.50%, 06/23/24	11,300	11,347,104
5.00%, 09/27/20	9,090	9,772,849
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	400	406,106
5.25%, 01/12/24[a]	10,610	11,036,432
JPMorgan Chase & Co.
2.20%, 10/22/19	15,006	14,964,998
2.25%, 01/23/20 (Call 12/23/19)	42,358	42,227,720
2.35%, 01/28/19[a]	860	867,669
2.55%, 10/29/20 (Call 09/29/20)[a]	12,800	12,820,568
2.55%, 03/01/21 (Call 02/01/21)	7,000	6,996,343
2.75%, 06/23/20 (Call 05/23/20)[a]	21,359	21,632,015
3.13%, 01/23/25 (Call 10/23/24)[a]	31,672	31,600,624
3.20%, 01/25/23	29,493	29,746,534
3.25%, 09/23/22[a]	38,369	38,898,715
3.38%, 05/01/23[a]	26,718	26,249,585
3.63%, 05/13/24	19,509	20,058,467
3.88%, 02/01/24[a]	25,323	26,583,176

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.88%, 09/10/24	$22,555	$22,648,502
3.90%, 07/15/25 (Call 04/15/25)[a]	27,909	29,403,346
4.13%, 12/15/26	23,200	23,527,292
4.25%, 10/15/20	38,675	41,307,232
4.25%, 10/01/27	27,432	27,788,322
4.35%, 08/15/21[a]	37,737	40,648,172
4.40%, 07/22/20[a]	27,368	29,404,831
4.50%, 01/24/22	33,979	36,785,944
4.63%, 05/10/21[a]	29,887	32,565,739
4.85%, 02/01/44[a]	12,014	13,282,170
4.95%, 03/25/20[a]	24,888	27,121,905
4.95%, 06/01/45[a]	14,065	14,145,102
5.40%, 01/06/42[a]	22,600	25,801,656
5.50%, 10/15/40	12,561	14,493,654
5.60%, 07/15/41	21,081	24,719,237
5.63%, 08/16/43	7,168	7,819,905
6.30%, 04/23/19	29,942	33,591,008
6.40%, 05/15/38	17,578	22,188,068
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	14,250	14,176,541
2.50%, 12/15/19	8,500	8,470,643
KeyCorp
2.90%, 09/15/20	7,000	7,009,421
5.10%, 03/24/21[a]	15,950	17,500,094
Lloyds Bank PLC
2.35%, 09/05/19[a]	6,576	6,579,642
2.40%, 03/17/20	23,300	23,221,654
2.70%, 08/17/20	6,250	6,275,931
3.50%, 05/14/25[a]	21,700	22,038,817
6.38%, 01/21/21	6,486	7,597,706
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	28,200	27,887,482
4.58%, 12/10/25[b]	14,826	14,714,805
5.30%, 12/01/45[b]	3,000	2,907,439
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	12,900	12,715,536
2.30%, 01/30/19 (Call 12/30/18)	5,630	5,642,767
2.90%, 02/06/25 (Call 01/06/25)	13,600	13,287,317

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19[a]	$28,260	$28,150,306
2.65%, 01/27/20[a]	32,087	32,075,648
2.80%, 06/16/20[a]	29,645	29,789,765
3.70%, 10/23/24	37,550	38,054,492
3.75%, 02/25/23[a]	31,743	32,549,964
3.88%, 01/27/26	4,281	4,384,116
3.95%, 04/23/27[a]	25,290	24,432,123
4.00%, 07/23/25	35,150	36,286,456
4.10%, 05/22/23	29,749	30,343,977
4.30%, 01/27/45[a]	29,839	28,632,621
4.35%, 09/08/26	35,779	35,829,287
4.88%, 11/01/22	22,843	24,111,705
5.00%, 11/24/25	26,924	28,382,344
5.50%, 01/26/20	21,477	23,609,383
5.50%, 07/24/20	30,541	33,791,793
5.50%, 07/28/21	32,430	36,395,634
5.63%, 09/23/19	34,277	37,487,031
5.75%, 01/25/21	18,518	20,845,757
6.38%, 07/24/42	26,263	32,738,258
7.25%, 04/01/32	6,732	8,913,645
7.30%, 05/13/19	33,130	37,857,038
Series F
3.88%, 04/29/24[a]	38,282	39,516,625
National Australia Bank Ltd./New York
2.63%, 07/23/20[a]	14,600	14,791,549
2.63%, 01/14/21	6,750	6,822,665
3.00%, 01/20/23[a]	13,539	13,719,478
3.38%, 01/14/26[a]	500	515,386
Northern Trust Corp.
3.95%, 10/30/25[a]	11,650	12,462,876
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[a,c]	6,275	6,315,815
2.25%, 07/02/19 (Call 06/02/19)[a,c]	7,750	7,808,335
2.40%, 10/18/19 (Call 09/18/19)[c]	12,750	12,900,191
2.45%, 11/05/20 (Call 10/06/20)[a,c]	2,400	2,424,218
2.60%, 07/21/20 (Call 06/21/20)[a,c]	11,000	11,174,466

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.70%, 11/01/22 (Call 10/01/22)[c]	$9,587	$9,419,403
2.95%, 01/30/23 (Call 12/30/22)[c]	7,300	7,301,418
2.95%, 02/23/25 (Call 01/24/25)[a,c]	17,300	17,177,729
3.80%, 07/25/23 (Call 06/25/23)[c]	15,653	16,476,149
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	12,540	12,946,641
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,c]	9,569	9,922,566
4.38%, 08/11/20[c]	10,724	11,629,478
5.13%, 02/08/20[c]	3,965	4,366,776
Royal Bank of Canada
2.15%, 03/15/19[a]	13,114	13,192,079
2.15%, 03/06/20	11,000	11,028,447
2.35%, 10/30/20[a]	30,250	30,468,472
2.50%, 01/19/21	12,260	12,389,486
4.65%, 01/27/26	6,000	6,001,462
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	22,812	24,581,461
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	16,275	15,735,817
4.50%, 07/17/25 (Call 04/17/25)	16,195	15,881,573
Santander UK Group Holdings PLC
2.88%, 10/16/20	12,225	12,034,568
3.13%, 01/08/21	8,990	8,929,025
State Street Corp.
2.55%, 08/18/20[a]	6,430	6,514,069
3.10%, 05/15/23[a]	22,013	22,105,835
3.30%, 12/16/24	11,615	11,973,467
3.55%, 08/18/25	8,461	8,993,642
3.70%, 11/20/23	9,565	10,126,256
4.38%, 03/07/21	12,465	13,622,228
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	11,000	11,005,567

Security	Principal (000s)	Value
2.45%, 01/10/19[a]	$8,085	$8,160,225
2.45%, 01/16/20[a]	24,900	24,944,150
2.65%, 07/23/20	10,500	10,588,172
3.20%, 07/18/22	7,449	7,589,551
Svenska Handelsbanken AB
2.25%, 06/17/19[a]	10,102	10,159,993
2.40%, 10/01/20[a]	21,750	21,833,479
2.50%, 01/25/19[a]	2,875	2,918,338
Toronto-Dominion Bank (The)
2.13%, 07/02/19[a]	10,955	11,059,794
2.25%, 11/05/19	25,530	25,754,084
2.50%, 12/14/20[a]	20,525	20,735,589
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	16,654	16,873,357
2.95%, 07/15/22 (Call 06/15/22)	17,547	17,742,972
3.00%, 03/15/22 (Call 02/15/22)	11,114	11,513,207
3.70%, 01/30/24 (Call 12/29/23)	16,950	18,236,274
4.13%, 05/24/21 (Call 04/23/21)	12,719	13,901,223
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	15,010	15,542,962
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	19,085	19,232,869
2.80%, 01/27/25 (Call 12/27/24)	6,950	6,983,184
UBS AG/Stamford CT
2.35%, 03/26/20[a]	19,930	19,917,516
2.38%, 08/14/19[a]	32,706	32,754,631
4.88%, 08/04/20[a]	9,225	10,177,891
Wachovia Corp.
5.50%, 08/01/35	9,017	9,931,804
Wells Fargo & Co.
2.13%, 04/22/19	21,925	22,089,716
2.55%, 12/07/20[a]	22,250	22,418,206
2.60%, 07/22/20[a]	37,860	38,338,486
3.00%, 01/22/21	13,339	13,716,128
3.00%, 02/19/25[a]	25,135	25,112,042
3.30%, 09/09/24[a]	27,761	28,313,921

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.50%, 03/08/22[a]	$32,677	$34,222,312
3.55%, 09/29/25[a]	31,250	32,492,241
3.90%, 05/01/45[a]	31,955	30,865,124
4.10%, 06/03/26[a]	30,674	31,492,527
4.13%, 08/15/23	23,044	24,389,502
4.30%, 07/22/27	32,540	33,744,214
4.60%, 04/01/21[a]	28,240	31,075,474
4.65%, 11/04/44	15,210	14,907,797
4.90%, 11/17/45[a]	17,815	18,050,812
5.38%, 02/07/35	4,074	4,708,363
5.38%, 11/02/43	26,200	27,995,939
5.61%, 01/15/44	29,835	32,934,257
Series M
3.45%, 02/13/23	24,666	25,018,117
Series N
2.15%, 01/30/20	19,679	19,601,410
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,850	13,067,012
6.60%, 01/15/38	18,684	24,417,998
Westpac Banking Corp.
2.25%, 01/17/19[a]	2,243	2,260,943
2.30%, 05/26/20[a]	12,325	12,386,626
2.60%, 11/23/20[a]	21,500	21,741,525
4.88%, 11/19/19[a]	20,507	22,375,951

		6,429,687,664
BEVERAGES — 4.14%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	13,121	13,303,440
2.63%, 01/17/23[a]	13,248	13,101,347
2.65%, 02/01/21 (Call 01/01/21)	65,825	66,941,642
3.30%, 02/01/23 (Call 12/01/22)	59,350	60,999,633
3.65%, 02/01/26 (Call 11/01/25)	121,500	125,318,696
3.70%, 02/01/24[a]	26,146	27,664,212
4.00%, 01/17/43[a]	10,767	10,102,690
4.63%, 02/01/44[a]	12,725	13,150,177
4.70%, 02/01/36 (Call 08/01/35)	70,848	74,313,714
4.90%, 02/01/46 (Call 08/01/45)[a]	111,365	119,405,553

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	$51,268	$50,748,137
3.75%, 07/15/42	7,141	6,459,931
5.00%, 04/15/20	12,712	13,992,664
5.38%, 01/15/20[a]	23,947	26,682,813
6.88%, 11/15/19	20,277	23,703,835
7.75%, 01/15/19[a]	11,803	13,683,347
8.20%, 01/15/39	15,162	22,231,552
Bottling Group LLC
5.13%, 01/15/19	1,332	1,463,965
Coca-Cola Co. (The)
1.88%, 10/27/20	20,670	20,872,275
2.45%, 11/01/20[a]	17,009	17,554,395
2.50%, 04/01/23[a]	5,971	6,067,822
2.88%, 10/27/25[a]	19,560	19,999,292
3.15%, 11/15/20[a]	15,006	15,952,775
3.20%, 11/01/23[a]	21,075	22,438,529
3.30%, 09/01/21[a]	13,238	14,139,649
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	15,314	15,372,221
Diageo Investment Corp.
2.88%, 05/11/22	14,584	14,838,656
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	11,865	16,272,424
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)[a]	16,350	16,426,876
2.15%, 10/14/20 (Call 09/14/20)	12,285	12,468,726
2.75%, 03/05/22	15,188	15,687,517
2.75%, 03/01/23	13,713	14,044,966
2.75%, 04/30/25 (Call 01/30/25)	11,909	12,076,789
2.85%, 02/24/26 (Call 11/24/25)	8,735	8,868,139
3.00%, 08/25/21	8,446	8,847,306
3.10%, 07/17/22 (Call 05/17/22)	13,000	13,639,723
3.13%, 11/01/20	16,579	17,449,834
3.50%, 07/17/25 (Call 04/17/25)[a]	550	587,626

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.60%, 03/01/24 (Call 12/01/23)[a]	$10,380	$11,216,160
4.00%, 03/05/42	5,814	5,728,631
4.45%, 04/14/46 (Call 10/14/45)	17,320	18,632,574
4.50%, 01/15/20	13,950	15,375,460
4.88%, 11/01/40	7,786	8,671,845
5.50%, 01/15/40	9,496	11,267,261

		1,037,764,819
BIOTECHNOLOGY — 2.56%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)[a]	10,678	10,626,931
2.20%, 05/22/19 (Call 04/22/19)	14,815	15,003,971
3.13%, 05/01/25 (Call 02/01/25)[a]	16,050	15,906,032
3.45%, 10/01/20[a]	10,810	11,262,326
3.63%, 05/15/22 (Call 02/15/22)	2,486	2,571,490
3.63%, 05/22/24 (Call 02/22/24)	16,950	17,482,983
3.88%, 11/15/21 (Call 08/15/21)[a]	31,023	33,009,620
4.10%, 06/15/21 (Call 03/15/21)	12,491	13,375,929
4.40%, 05/01/45 (Call 11/01/44)[a]	17,324	16,560,190
5.15%, 11/15/41 (Call 05/15/41)	26,932	27,683,430
5.38%, 05/15/43 (Call 11/15/42)[a]	14,507	15,495,640
5.65%, 06/15/42 (Call 12/15/41)	11,708	12,903,768
5.70%, 02/01/19	3,374	3,738,495
6.38%, 06/01/37[a]	3,834	4,489,044
6.40%, 02/01/39[a]	12,062	14,254,439
Biogen Inc.
2.90%, 09/15/20	7,525	7,607,810
3.63%, 09/15/22[a]	20,500	21,160,836
4.05%, 09/15/25 (Call 06/15/25)[a]	22,200	22,905,474
5.20%, 09/15/45 (Call 03/15/45)	22,340	22,834,677

Security	Principal (000s)	Value
Celgene Corp.
2.88%, 08/15/20	$22,400	$22,733,708
3.25%, 08/15/22	4,976	4,995,135
3.55%, 08/15/22	13,650	14,051,419
3.63%, 05/15/24 (Call 02/15/24)	14,376	14,557,071
3.88%, 08/15/25 (Call 05/15/25)[a]	24,450	25,228,828
4.63%, 05/15/44 (Call 11/15/43)	15,020	14,416,103
5.00%, 08/15/45 (Call 02/15/45)[a]	23,450	24,010,931
Gilead Sciences Inc.
2.55%, 09/01/20	21,359	21,709,089
3.25%, 09/01/22 (Call 07/01/22)	11,700	12,141,075
3.50%, 02/01/25 (Call 11/01/24)	25,772	26,843,814
3.65%, 03/01/26 (Call 12/01/25)[a]	32,262	33,677,695
3.70%, 04/01/24 (Call 01/01/24)	18,550	19,535,591
4.40%, 12/01/21 (Call 09/01/21)	13,014	14,323,543
4.50%, 04/01/21 (Call 01/01/21)[a]	11,054	12,228,127
4.50%, 02/01/45 (Call 08/01/44)	18,343	18,564,380
4.60%, 09/01/35 (Call 03/01/35)	13,528	14,014,487
4.75%, 03/01/46 (Call 09/01/45)[a]	25,100	26,466,695
4.80%, 04/01/44 (Call 10/01/43)	17,345	18,051,852
5.65%, 12/01/41 (Call 06/01/41)	13,145	15,277,302

		641,699,930
CHEMICALS — 1.72%
CF Industries Inc.
3.45%, 06/01/23[a]	7,819	7,161,271
4.95%, 06/01/43	4,996	3,954,340
5.15%, 03/15/34	20,455	17,464,479
5.38%, 03/15/44[a]	9,913	8,417,426
7.13%, 05/01/20	4,810	5,419,191

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$20,922	$20,926,235
3.50%, 10/01/24 (Call 07/01/24)[a]	11,114	11,122,315
4.13%, 11/15/21 (Call 08/15/21)	15,548	16,427,163
4.25%, 11/15/20 (Call 08/15/20)	16,470	17,440,291
4.38%, 11/15/42 (Call 05/15/42)	11,965	10,642,401
5.25%, 11/15/41 (Call 05/15/41)	8,015	7,914,951
7.38%, 11/01/29	10,977	13,842,573
8.55%, 05/15/19[a]	17,112	20,110,440
9.40%, 05/15/39	11,976	16,990,178
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	8,203	8,134,115
3.60%, 08/15/22 (Call 05/15/22)	14,376	14,330,179
3.80%, 03/15/25 (Call 12/15/24)[a]	10,520	10,222,311
4.65%, 10/15/44 (Call 04/15/44)[a]	7,245	6,211,182
Ecolab Inc.
4.35%, 12/08/21	10,800	11,731,999
5.50%, 12/08/41[a]	10,708	11,958,181
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	9,029	8,916,443
3.63%, 01/15/21[a]	15,313	16,077,845
4.15%, 02/15/43[a]	7,774	6,804,322
4.63%, 01/15/20[a]	13,623	14,799,921
LYB International Finance BV
4.00%, 07/15/23[a]	8,411	8,465,918
4.88%, 03/15/44 (Call 09/15/43)[a]	13,210	11,890,929
5.25%, 07/15/43	10,128	9,501,026
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	11,985	9,843,772
5.00%, 04/15/19 (Call 01/15/19)	18,350	19,357,973

Security	Principal (000s)	Value
5.75%, 04/15/24 (Call 01/15/24)	$12,870	$14,406,763
6.00%, 11/15/21 (Call 08/17/21)	12,653	14,078,243
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	12,309	12,158,068
4.40%, 07/15/44 (Call 01/15/44)[a]	11,000	9,536,730
4.70%, 07/15/64 (Call 01/15/64)	4,235	3,382,833
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	9,990	9,795,608
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	12,792	12,566,481
Rohm & Haas Co.
7.85%, 07/15/29	7,306	9,439,032

		431,443,128
COMMERCIAL SERVICES — 0.32%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	9,557	9,764,149
3.38%, 09/15/25 (Call 06/15/25)	15,368	16,310,716
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)	7,250	7,615,849
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	17,346	17,314,845
3.75%, 08/15/21 (Call 06/15/21)	8,990	9,032,028
4.25%, 08/15/24 (Call 05/15/24)[a]	20,845	20,840,752

		80,878,339
COMPUTERS — 3.24%
Apple Inc.
1.55%, 02/07/20[a]	18,038	17,931,709
2.00%, 05/06/20[a]	11,824	11,966,819
2.10%, 05/06/19	20,995	21,412,754

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.15%, 02/09/22	$16,641	$16,571,719
2.25%, 02/23/21 (Call 01/23/21)	19,710	20,048,787
2.40%, 05/03/23[a]	67,620	66,957,892
2.50%, 02/09/25	32,013	31,378,112
2.70%, 05/13/22[a]	15,044	15,375,656
2.85%, 05/06/21[a]	42,121	43,886,219
2.85%, 02/23/23 (Call 12/23/22)	19,095	19,509,379
3.20%, 05/13/25[a]	29,807	30,760,368
3.25%, 02/23/26 (Call 11/23/25)	18,755	19,373,669
3.45%, 05/06/24	28,364	29,901,031
3.45%, 02/09/45	26,372	22,764,002
3.85%, 05/04/43	29,500	27,484,787
4.38%, 05/13/45[a]	16,615	16,767,929
4.45%, 05/06/44	12,412	12,656,516
4.50%, 02/23/36 (Call 08/23/35)	18,300	19,085,361
4.65%, 02/23/46 (Call 08/23/45)	30,225	31,638,732
EMC Corp./MA
2.65%, 06/01/20[a]	23,235	21,073,058
3.38%, 06/01/23 (Call 03/01/23)[a]	8,264	6,775,552
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	31,855	31,692,600
4.40%, 10/15/22 (Call 08/15/22)[a,b]	8,900	8,689,654
4.90%, 10/15/25 (Call 07/15/25)[b]	29,200	27,720,083
6.20%, 10/15/35 (Call 04/15/35)[b]	12,200	10,528,036
6.35%, 10/15/45 (Call 04/15/45)[b]	23,400	19,901,546
HP Inc.
3.75%, 12/01/20[a]	2,297	2,338,262
4.30%, 06/01/21	14,447	14,599,566
4.38%, 09/15/21[a]	15,055	15,202,673
4.65%, 12/09/21[a]	18,068	18,414,302
6.00%, 09/15/41[a]	7,027	5,808,277
International Business Machines Corp.
1.63%, 05/15/20[a]	13,005	12,933,774

Security	Principal (000s)	Value
1.88%, 08/01/22[a]	$16,651	$16,006,380
1.95%, 02/12/19[a]	856	863,935
2.25%, 02/19/21	10,000	10,083,941
2.88%, 11/09/22	15,675	16,029,735
3.38%, 08/01/23	21,075	21,870,958
3.45%, 02/19/26	10,550	10,754,249
3.63%, 02/12/24[a]	15,795	16,593,602
4.00%, 06/20/42[a]	13,679	13,090,081
4.70%, 02/19/46	5,000	5,231,454
8.38%, 11/01/19[a]	6,537	8,052,065
Seagate HDD Cayman
4.75%, 06/01/23[a]	11,310	9,132,825
4.75%, 01/01/25	16,325	12,447,812

		811,305,861
COSMETICS & PERSONAL CARE — 0.24%
Procter & Gamble Co. (The)
2.30%, 02/06/22	19,463	19,765,973
3.10%, 08/15/23[a]	5,004	5,289,644
4.70%, 02/15/19	16,216	17,699,782
5.55%, 03/05/37	13,348	16,732,346

		59,487,745
DIVERSIFIED FINANCIAL SERVICES — 4.51%
American Express Co.
2.65%, 12/02/22	21,978	21,343,831
4.05%, 12/03/42[a]	15,894	15,167,806
American Express Credit Corp.
2.13%, 03/18/19	14,491	14,489,180
2.25%, 08/15/19[a]	13,115	13,118,577
2.38%, 05/26/20 (Call 04/25/20)	21,245	21,190,490
Series F
2.60%, 09/14/20 (Call 08/14/20)	10,529	10,573,715
Ameriprise Financial Inc.
4.00%, 10/15/23	17,473	18,562,726
5.30%, 03/15/20	3,270	3,641,575
BP Capital Markets PLC
2.52%, 01/15/20	11,380	11,197,238
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	520	515,209
3.38%, 02/15/23[a]	30,240	29,574,599

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CME Group Inc./IL
3.00%, 09/15/22	$5,098	$5,277,888
3.00%, 03/15/25 (Call 12/15/24)	14,769	14,798,067
5.30%, 09/15/43 (Call 03/15/43)	9,081	10,515,914
Ford Motor Credit Co. LLC
2.38%, 03/12/19[a]	19,400	19,082,038
2.60%, 11/04/19[a]	9,541	9,375,769
3.66%, 09/08/24[a]	16,300	15,826,086
4.25%, 09/20/22	16,695	17,070,796
4.38%, 08/06/23	13,287	13,601,959
5.75%, 02/01/21	12,070	13,197,561
5.88%, 08/02/21[a]	30,129	33,239,762
8.13%, 01/15/20	9,121	10,604,615
GE Capital International Funding Co.
2.34%, 11/15/20[a,b]	42,414	42,856,849
3.37%, 11/15/25[b]	25,481	26,636,419
4.42%, 11/15/35[b]	68,347	71,161,222
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	10,089	10,277,248
2.30%, 01/14/19	550	565,244
3.10%, 01/09/23[a]	14,660	15,360,276
3.15%, 09/07/22[a]	11,735	12,305,693
3.45%, 05/15/24 (Call 02/13/24)[a]	1,140	1,214,144
4.38%, 09/16/20	10,736	11,865,835
4.63%, 01/07/21	16,486	18,344,948
4.65%, 10/17/21	31,035	35,160,582
5.30%, 02/11/21	23,553	26,955,224
5.50%, 01/08/20[a]	10,848	12,346,051
5.88%, 01/14/38	52,359	65,868,957
6.00%, 08/07/19	5,966	6,834,032
6.15%, 08/07/37	16,797	21,678,171
6.88%, 01/10/39	37,981	52,856,779
Series A
5.55%, 05/04/20[a]	938	1,073,905
6.75%, 03/15/32	46,346	61,396,020
HSBC Finance Corp.
6.68%, 01/15/21	42,418	47,196,426

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	$8,730	$8,866,492
3.75%, 12/01/25 (Call 09/01/25)	19,075	19,734,240
4.00%, 10/15/23	6,725	7,062,703
Jefferies Group LLC
6.88%, 04/15/21	7,752	8,658,215
8.50%, 07/15/19[a]	8,391	9,483,836
Nomura Holdings Inc.
2.75%, 03/19/19[a]	8,930	8,983,428
6.70%, 03/04/20	17,383	19,940,264
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	4,985	4,887,539
4.50%, 07/23/25 (Call 04/24/25)	7,550	7,641,721
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	36,515	37,220,945
2.80%, 12/14/22 (Call 10/14/22)	23,320	24,016,475
3.15%, 12/14/25 (Call 09/14/25)[a]	46,600	48,445,602
4.15%, 12/14/35 (Call 06/14/35)[a]	13,450	14,282,790
4.30%, 12/14/45 (Call 06/14/45)	44,040	47,283,665

		1,130,427,341
ELECTRIC — 1.08%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	12,796	12,796,981
5.15%, 11/15/43 (Call 05/15/43)[a]	8,819	9,704,641
6.13%, 04/01/36	18,280	21,774,436
6.50%, 09/15/37	11,286	14,037,290
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,379	9,853,922
4.63%, 12/01/54 (Call 06/01/54)	8,165	8,374,129

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
5.30%, 02/15/40	$7,767	$9,168,942
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)[a]	6,426	6,614,394
Duke Energy Florida LLC
6.40%, 06/15/38	14,536	19,094,430
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	7,932	7,984,904
3.95%, 06/15/25 (Call 03/15/25)[a,b]	15,700	15,892,776
5.10%, 06/15/45 (Call 12/15/44)[b]	1,724	1,760,733
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	3,550	3,553,733
5.60%, 06/15/42 (Call 12/15/41)[a]	4,608	4,166,759
6.25%, 10/01/39[a]	11,895	11,820,436
Georgia Power Co.
4.30%, 03/15/42	10,277	10,083,509
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	6,791	6,998,635
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	10,623	12,934,542
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	3,087	3,258,813
5.40%, 01/15/40	10,531	12,286,388
5.80%, 03/01/37	10,093	12,125,764
6.05%, 03/01/34	34,965	42,912,142
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	9,396	10,382,292
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	2,000	2,049,535

		269,630,126

Security	Principal (000s)	Value
ELECTRONICS — 0.46%
Honeywell International Inc.
4.25%, 03/01/21	$5,849	$6,480,548
5.00%, 02/15/19	11,524	12,698,411
Koninklijke Philips NV
3.75%, 03/15/22	9,781	10,115,953
6.88%, 03/11/38	13,444	15,715,729
Thermo Fisher Scientific Inc.
2.40%, 02/01/19[a]	3,397	3,408,998
3.15%, 01/15/23 (Call 10/15/22)	6,398	6,268,631
3.30%, 02/15/22	9,592	9,587,498
3.60%, 08/15/21 (Call 05/15/21)	18,306	18,728,684
4.15%, 02/01/24 (Call 11/01/23)	21,901	22,829,173
4.50%, 03/01/21	8,706	9,357,524

		115,191,149
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
2.88%, 05/08/22	18,088	18,357,336
4.38%, 05/08/42[a]	4,367	4,561,459

		22,918,795
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	12,795	13,403,969
5.00%, 03/01/20[a]	9,032	9,864,505
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	11,874	11,539,713

		34,808,187
FOOD — 1.64%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	821	814,841
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,474	18,201,416
5.65%, 02/15/19	8,850	9,781,973
JM Smucker Co. (The)
3.50%, 10/15/21	25	26,112
3.50%, 03/15/25[a]	21,365	22,025,836

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Kellogg Co.
4.00%, 12/15/20[a]	$8,252	$8,801,282
Series B
7.45%, 04/01/31	10,256	13,152,369
Kraft Foods Group Inc.
3.50%, 06/06/22	19,031	19,606,170
5.00%, 06/04/42	26,003	26,912,822
5.38%, 02/10/20	22,280	24,667,661
6.50%, 02/09/40	13,169	15,681,096
6.88%, 01/26/39	13,990	17,172,490
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a,b]	20,900	21,146,217
3.50%, 07/15/22 (Call 05/15/22)[b]	17,245	17,775,879
3.95%, 07/15/25 (Call 04/15/25)[a,b]	10,515	11,018,861
5.00%, 07/15/35 (Call 01/15/35)[b]	9,095	9,496,379
5.20%, 07/15/45 (Call 01/15/45)[b]	17,550	18,893,191
Kroger Co. (The)
6.15%, 01/15/20	7,777	8,921,219
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	9,384	9,445,015
4.00%, 02/01/24 (Call 11/01/23)	20,874	21,749,547
6.50%, 02/09/40[a]	1,961	2,451,922
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	8,845	8,853,590
3.75%, 10/01/25 (Call 07/01/25)[a]	13,520	13,995,853
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	13,270	13,448,962
3.95%, 08/15/24 (Call 05/15/24)	15,500	16,352,257
4.50%, 06/15/22 (Call 03/15/22)	10,520	11,339,829
Unilever Capital Corp.
2.20%, 03/06/19	14,061	14,412,071

Security	Principal (000s)	Value
4.25%, 02/10/21	$11,963	$13,287,257
4.80%, 02/15/19	7,814	8,564,076
5.90%, 11/15/32	9,709	12,653,150

		410,649,343
FOREST PRODUCTS & PAPER — 0.07%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	10,325	10,067,559
4.80%, 06/15/44 (Call 12/15/43)	8,600	7,229,791
7.30%, 11/15/39	1,050	1,136,034

		18,433,384
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	10,045	11,071,396

		11,071,396
HEALTH CARE – PRODUCTS — 1.62%
Becton Dickinson and Co.
2.68%, 12/15/19[a]	19,641	20,051,359
3.13%, 11/08/21	11,291	11,572,136
3.73%, 12/15/24 (Call 09/15/24)	12,770	13,161,383
4.69%, 12/15/44 (Call 06/15/44)	13,625	14,046,771
Boston Scientific Corp.
3.85%, 05/15/25	11,305	11,331,017
6.00%, 01/15/20[a]	8,806	9,852,002
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	6,069	6,123,575
6.55%, 10/15/37	12,486	16,077,602
Medtronic Inc.
2.50%, 03/15/20[a]	21,518	21,994,421
2.75%, 04/01/23 (Call 01/01/23)	22,564	22,631,507
3.15%, 03/15/22	24,330	25,375,241
3.50%, 03/15/25[a]	45,894	48,182,348
3.63%, 03/15/24 (Call 12/15/23)	10,994	11,650,569
4.00%, 04/01/43 (Call 10/01/42)	8,486	8,168,474
4.38%, 03/15/35	28,388	29,362,994

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.45%, 03/15/20	$17,143	$18,738,605
4.63%, 03/15/45	43,123	45,843,712
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	4,542	4,561,392
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	6,535	6,482,261
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	20,695	20,718,061
3.15%, 04/01/22 (Call 02/01/22)[a]	8,300	8,262,793
3.55%, 04/01/25 (Call 01/01/25)[a]	24,520	24,240,568
4.45%, 08/15/45 (Call 02/15/45)	9,340	8,597,546

		407,026,337
HEALTH CARE – SERVICES — 1.53%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	15,510	15,162,492
3.50%, 11/15/24 (Call 08/15/24)	5,400	5,429,096
3.95%, 09/01/20	11,115	11,789,937
6.63%, 06/15/36	11,323	13,688,556
Anthem Inc.
2.25%, 08/15/19	10,295	10,177,796
3.13%, 05/15/22	15,185	14,919,053
3.30%, 01/15/23	8,275	8,171,867
3.50%, 08/15/24 (Call 05/15/24)[a]	9,375	9,325,811
4.63%, 05/15/42	12,134	11,377,971
4.65%, 01/15/43	12,975	12,174,427
4.65%, 08/15/44 (Call 02/15/44)	12,394	11,682,547
5.85%, 01/15/36[a]	9,582	10,323,643
6.38%, 06/15/37	5,790	6,719,855
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	13,690	13,458,892
4.00%, 02/15/22 (Call 11/15/21)	8,289	8,749,044

Security	Principal (000s)	Value
5.38%, 02/15/42 (Call 08/15/41)	$10,385	$11,474,402
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)[a]	8,785	8,656,280
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	8,821	8,730,697
4.70%, 02/01/45 (Call 08/01/44)[a]	14,155	13,341,894
UnitedHealth Group Inc.
2.13%, 03/15/21	3,850	3,845,936
2.70%, 07/15/20	24,579	25,196,764
2.88%, 12/15/21[a]	5,150	5,318,966
2.88%, 03/15/22 (Call 12/15/21)	10,180	10,384,277
2.88%, 03/15/23[a]	13,227	13,401,456
3.10%, 03/15/26	7,500	7,557,160
3.35%, 07/15/22	5,700	5,959,364
3.75%, 07/15/25	27,623	29,398,217
4.25%, 03/15/43 (Call 09/15/42)[a]	8,139	8,164,179
4.63%, 07/15/35	14,660	15,762,910
4.75%, 07/15/45	28,116	30,624,493
5.80%, 03/15/36[a]	4,000	4,780,593
6.88%, 02/15/38	14,009	18,801,875

		384,550,450
HOLDING COMPANIES – DIVERSIFIED — 0.05%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	12,771	12,604,844

		12,604,844
INSURANCE — 1.79%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	10,720	10,836,935
2.88%, 11/03/22 (Call 09/03/22)	14,000	14,250,496
3.15%, 03/15/25	12,425	12,516,708
3.35%, 05/03/26 (Call 02/03/26)	18,875	19,339,676
4.35%, 11/03/45 (Call 05/03/45)[a]	18,085	18,841,803

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Aflac Inc.
3.63%, 11/15/24	$13,043	$13,520,130
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	9,381	9,297,745
3.30%, 03/01/21 (Call 02/01/21)	2,655	2,683,022
3.38%, 08/15/20	455	460,332
3.75%, 07/10/25 (Call 04/10/25)	3,457	3,376,673
3.88%, 01/15/35 (Call 07/15/34)[a]	13,023	10,880,989
4.13%, 02/15/24	17,895	18,121,966
4.38%, 01/15/55 (Call 07/15/54)	9,889	7,942,530
4.50%, 07/16/44 (Call 01/16/44)	31,634	27,465,838
4.80%, 07/10/45 (Call 01/10/45)	8,500	7,824,604
4.88%, 06/01/22	19,914	21,646,064
6.25%, 05/01/36	12,807	14,000,117
6.40%, 12/15/20	1,357	1,550,170
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	14,795	15,268,544
4.25%, 01/15/21[a]	9,871	10,812,755
5.75%, 01/15/40[a]	8,388	9,951,443
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	10,680	10,895,156
4.50%, 02/11/43[a]	6,943	6,986,771
Chubb Corp. (The)
6.00%, 05/11/37	4,851	6,040,056
MetLife Inc.
3.60%, 04/10/24	8,175	8,210,690
4.05%, 03/01/45[a]	13,685	12,148,032
4.13%, 08/13/42	7,128	6,450,817
4.60%, 05/13/46 (Call 12/13/45)[a]	8,100	7,897,912
4.75%, 02/08/21	16,361	17,923,829
4.88%, 11/13/43	17,765	18,190,303
5.70%, 06/15/35[a]	4,725	5,301,653
5.88%, 02/06/41[a]	8,300	9,475,081

Security	Principal (000s)	Value
6.38%, 06/15/34	$8,149	$9,711,093
7.72%, 02/15/19	1,805	2,088,297
Series D
4.37%, 09/15/23	14,360	15,400,452
Prudential Financial Inc.
4.60%, 05/15/44[a]	15,320	14,744,334
5.70%, 12/14/36	170	183,466
7.38%, 06/15/19	9,607	11,069,543
Series D
6.63%, 12/01/37	11,845	14,018,555
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,925	9,396,428
6.25%, 06/15/37	9,055	11,651,744

		448,372,752
INTERNET — 0.67%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	19,569	19,451,195
2.60%, 12/05/19 (Call 11/05/19)	13,170	13,497,110
3.30%, 12/05/21 (Call 10/05/21)	5,348	5,640,551
3.80%, 12/05/24 (Call 09/05/24)[a]	16,582	17,771,589
4.80%, 12/05/34 (Call 06/05/34)	11,370	12,281,935
4.95%, 12/05/44 (Call 06/05/44)[a]	19,828	21,915,153
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	18,400	18,265,976
2.60%, 07/15/22 (Call 04/15/22)[a]	7,234	6,766,388
2.88%, 08/01/21 (Call 06/01/21)[a]	5,418	5,354,855
3.45%, 08/01/24 (Call 05/01/24)[a]	15,030	14,256,788
4.00%, 07/15/42 (Call 01/15/42)[a]	6,647	5,069,156
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[a,b]	4,000	3,812,765

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Google Inc.
3.38%, 02/25/24[a]	$10,865	$11,733,192
3.63%, 05/19/21[a]	12,310	13,372,304

		169,188,957
MACHINERY — 0.46%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	12,478	12,584,762
7.15%, 02/15/19	11,015	12,653,952
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	12,620	12,875,635
3.80%, 08/15/42[a]	20,048	18,313,804
3.90%, 05/27/21[a]	11,872	12,681,791
5.20%, 05/27/41	8,798	9,535,654
7.90%, 12/15/18	892	1,036,363
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,809	11,837,477
3.90%, 06/09/42 (Call 12/09/41)[a]	15,296	14,485,736
4.38%, 10/16/19	8,171	8,859,285
John Deere Capital Corp.
1.95%, 12/13/18	259	260,670

		115,125,129
MANUFACTURING — 0.64%
3M Co.
5.70%, 03/15/37	5,651	7,191,077
Eaton Corp.
2.75%, 11/02/22	19,448	19,048,939
4.15%, 11/02/42[a]	12,640	12,008,191
General Electric Co.
2.70%, 10/09/22[a]	48,952	50,363,908
3.38%, 03/11/24[a]	8,293	8,838,092
4.13%, 10/09/42	22,758	22,838,939
4.50%, 03/11/44	28,250	30,043,479
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	9,680	9,507,450

		159,840,075
MEDIA — 6.12%
21st Century Fox America Inc.
3.00%, 09/15/22	15,152	15,176,943

Security	Principal (000s)	Value
4.50%, 02/15/21	$9,121	$9,934,716
6.15%, 03/01/37	5,690	6,152,552
6.15%, 02/15/41	20,231	21,823,766
6.20%, 12/15/34	12,114	13,494,933
6.40%, 12/15/35	14,805	16,677,738
6.65%, 11/15/37	13,696	15,536,527
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	2,065	2,006,316
4.00%, 01/15/26 (Call 10/15/25)[a]	12,270	12,302,884
7.88%, 07/30/30	7,295	9,411,989
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	22,160	22,196,801
4.46%, 07/23/22 (Call 05/23/22)[b]	39,050	39,635,145
4.91%, 07/23/25 (Call 04/23/25)[b]	53,470	54,684,138
6.38%, 10/23/35 (Call 04/23/35)[a,b]	19,400	20,157,892
6.48%, 10/23/45 (Call 04/23/45)[a,b]	35,210	37,096,615
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	13,268	18,544,613
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	6,000	6,113,286
2.85%, 01/15/23	9,820	10,092,474
3.13%, 07/15/22[a]	15,205	15,914,563
3.15%, 03/01/26 (Call 12/01/25)	10,620	10,890,232
3.38%, 02/15/25 (Call 11/15/24)	8,048	8,425,532
3.38%, 08/15/25 (Call 05/15/25)[a]	15,760	16,553,347
3.60%, 03/01/24	14,671	15,623,422
4.20%, 08/15/34 (Call 02/15/34)	14,640	14,780,405
4.25%, 01/15/33	22,926	23,478,583
4.40%, 08/15/35 (Call 02/15/35)[a]	11,690	12,147,160

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.60%, 08/15/45 (Call 02/15/45)[a]	$15,709	$16,535,364
4.65%, 07/15/42	5,811	6,162,972
4.75%, 03/01/44	12,148	12,929,423
5.15%, 03/01/20[a]	20,368	22,842,956
5.65%, 06/15/35[a]	12,002	14,081,583
6.40%, 05/15/38	4,200	5,313,617
6.40%, 03/01/40[a]	11,979	15,053,901
6.45%, 03/15/37	23,361	29,513,734
6.50%, 11/15/35	12,069	15,324,411
6.55%, 07/01/39	16,503	21,311,519
6.95%, 08/15/37	16,321	21,695,099
7.05%, 03/15/33	8,910	11,667,407
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	15,522	15,938,831
3.95%, 01/15/25 (Call 10/15/24)[a]	8,135	8,257,481
4.45%, 04/01/24 (Call 01/01/24)	22,571	23,888,016
4.60%, 02/15/21 (Call 11/15/20)	9,130	9,789,414
5.00%, 03/01/21	26,079	28,446,736
5.15%, 03/15/42	16,388	15,423,737
5.20%, 03/15/20	16,405	17,982,131
5.88%, 10/01/19	4,574	5,110,858
6.00%, 08/15/40 (Call 05/15/40)	13,495	13,980,001
6.38%, 03/01/41	10,827	11,619,759
Discovery Communications LLC
4.88%, 04/01/43[a]	9,384	7,532,573
5.05%, 06/01/20	14,315	15,083,180
6.35%, 06/01/40[a]	10,810	10,406,366
Historic TW Inc.
6.63%, 05/15/29	12,271	14,164,644
NBCUniversal Media LLC
2.88%, 01/15/23	16,030	16,400,323
4.38%, 04/01/21	27,652	30,553,519
4.45%, 01/15/43	19,213	19,369,803
5.15%, 04/30/20	10,537	11,847,160
5.95%, 04/01/41	18,024	21,730,511
6.40%, 04/30/40	7,743	9,818,166

Security	Principal (000s)	Value
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	$19,118	$19,490,893
4.50%, 09/15/42 (Call 03/15/42)[a]	15,880	12,986,905
5.00%, 02/01/20	18,186	19,532,093
5.50%, 09/01/41 (Call 03/01/41)	16,373	14,566,718
5.88%, 11/15/40 (Call 05/15/40)	16,391	15,260,827
6.55%, 05/01/37[a]	25,897	26,106,714
6.75%, 06/15/39[a]	14,453	14,698,766
7.30%, 07/01/38[a]	16,270	17,392,207
8.25%, 04/01/19	8,564	9,811,196
8.75%, 02/14/19[a]	15,724	18,029,583
Time Warner Entertainment Co. LP
8.38%, 03/15/23	12,104	14,755,024
8.38%, 07/15/33	6,340	7,506,918
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	12,575	12,439,035
3.60%, 07/15/25 (Call 04/15/25)[a]	27,550	26,966,403
4.70%, 01/15/21[a]	11,103	11,953,339
4.75%, 03/29/21	13,510	14,585,722
4.85%, 07/15/45 (Call 01/15/45)	13,500	12,577,176
4.88%, 03/15/20	8,301	8,962,231
6.10%, 07/15/40[a]	7,870	8,290,626
6.25%, 03/29/41[a]	15,870	17,052,620
6.50%, 11/15/36	13,748	14,806,647
7.63%, 04/15/31	8,804	10,690,867
7.70%, 05/01/32	23,691	28,601,540
Verizon Communications Inc.
4.52%, 09/15/48[a]	48,750	44,320,156
4.67%, 03/15/55	53,675	46,998,490
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	19,275	18,933,929
4.38%, 03/15/43	16,920	11,483,020
5.85%, 09/01/43 (Call 03/01/43)	20,517	17,387,926
6.88%, 04/30/36[a]	7,644	7,192,694

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 05/30/19[a]	$13,113	$13,380,723
2.15%, 09/17/20	4,400	4,484,706
2.30%, 02/12/21	10,605	10,838,560
2.35%, 12/01/22[a]	20,627	20,764,359
2.75%, 08/16/21	7,358	7,642,607
3.00%, 02/13/26[a]	8,500	8,899,807
3.15%, 09/17/25	6,350	6,720,119
4.13%, 06/01/44	9,500	9,834,677

		1,534,573,590
METAL FABRICATE & HARDWARE — 0.11%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	16,437	16,268,818
3.25%, 06/15/25 (Call 03/15/25)	10,669	10,921,386

		27,190,204
MINING — 1.36%
Barrick Gold Corp.
5.25%, 04/01/42[a]	6,150	4,755,957
Barrick North America Finance LLC
4.40%, 05/30/21	15,477	15,169,947
5.70%, 05/30/41	12,345	9,727,464
5.75%, 05/01/43[a]	10,161	8,445,691
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	11,480	9,217,795
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	7,918	7,639,861
3.25%, 11/21/21[a]	13,586	13,574,747
3.85%, 09/30/23[a]	21,817	21,767,619
4.13%, 02/24/42[a]	7,465	6,571,497
5.00%, 09/30/43	34,465	33,558,226
6.50%, 04/01/19[a]	21,397	23,490,127
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	11,545	11,099,304
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	14,694	13,999,585
4.88%, 03/15/42 (Call 09/15/41)	18,946	14,567,619

Security	Principal (000s)	Value
5.13%, 10/01/19[a]	$10,079	$10,567,037
6.25%, 10/01/39	5,749	5,106,676
Rio Tinto Alcan Inc.
6.13%, 12/15/33	3,100	3,157,358
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	5,902	5,883,807
3.75%, 09/20/21[a]	15,480	15,310,141
3.75%, 06/15/25 (Call 03/15/25)[a]	6,616	6,320,685
4.13%, 05/20/21[a]	9,438	9,557,335
5.20%, 11/02/40[a]	13,755	12,988,976
7.13%, 07/15/28	8,298	9,440,519
9.00%, 05/01/19	19,707	22,776,324
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)[a]	114	110,713
2.88%, 08/21/22 (Call 05/21/22)[a]	14,797	13,788,910
3.50%, 03/22/22 (Call 12/22/21)[a]	21,030	20,464,880
4.13%, 08/21/42 (Call 02/21/42)[a]	14,994	12,616,626

		341,675,426
OFFICE & BUSINESS EQUIPMENT — 0.05%
Xerox Corp.
4.50%, 05/15/21[a]	12,662	12,137,131

		12,137,131
OIL & GAS — 6.23%
Anadarko Finance Co.
7.50%, 05/01/31	6,685	6,083,350
Anadarko Petroleum Corp.
6.20%, 03/15/40	6,121	4,802,771
6.45%, 09/15/36	25,689	21,493,904
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	13,017	11,328,767
4.25%, 01/15/44 (Call 07/15/43)	11,224	8,022,146
4.75%, 04/15/43 (Call 10/15/42)	8,219	6,238,632
5.10%, 09/01/40 (Call 03/01/40)	15,015	11,008,081
6.00%, 01/15/37	11,884	9,846,134

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
BP Capital Markets PLC
2.24%, 05/10/19	$2,871	$2,835,020
2.32%, 02/13/20[a]	21,012	20,434,430
2.50%, 11/06/22	15,163	14,143,070
2.75%, 05/10/23[a]	13,626	12,884,386
3.06%, 03/17/22[a]	10,230	9,962,649
3.25%, 05/06/22	17,103	16,846,534
3.51%, 03/17/25[a]	12,995	12,657,368
3.54%, 11/04/24	11,338	10,971,588
3.56%, 11/01/21[a]	15,629	15,797,054
3.81%, 02/10/24[a]	18,828	18,792,381
3.99%, 09/26/23[a]	3,440	3,486,535
4.50%, 10/01/20[a]	17,587	18,539,950
4.74%, 03/11/21	18,583	19,817,123
4.75%, 03/10/19	10,957	11,535,234
Canadian Natural Resources Ltd.
6.25%, 03/15/38	14,048	10,321,347
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	1,353	791,505
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)[a]	19,009	18,678,631
2.19%, 11/15/19 (Call 10/15/19)	6,000	5,986,268
2.36%, 12/05/22 (Call 09/05/22)	15,208	14,723,243
2.42%, 11/17/20 (Call 10/17/20)[a]	12,270	12,304,585
2.43%, 06/24/20 (Call 05/24/20)[a]	12,739	12,738,097
3.19%, 06/24/23 (Call 03/24/23)[a]	23,255	23,392,549
3.33%, 11/17/25 (Call 08/17/25)[a]	15,790	15,839,870
4.95%, 03/03/19	23,109	25,064,021
ConocoPhillips
5.75%, 02/01/19[a]	17,343	18,046,132
6.00%, 01/15/20[a]	11,428	11,981,245
6.50%, 02/01/39[a]	33,959	33,568,244
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	1,740	1,602,555

Security	Principal (000s)	Value
2.40%, 12/15/22 (Call 09/15/22)	$9,125	$7,934,644
2.88%, 11/15/21 (Call 09/15/21)	8,900	8,084,174
3.35%, 11/15/24 (Call 08/15/24)[a]	15,861	13,977,643
4.30%, 11/15/44 (Call 05/15/44)[a]	9,555	7,618,877
ConocoPhillips Holding Co.
6.95%, 04/15/29	12,856	13,755,920
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	12,702	9,781,225
4.75%, 05/15/42 (Call 11/15/41)	6,383	4,093,826
5.00%, 06/15/45 (Call 12/15/44)[a]	14,200	9,339,696
5.60%, 07/15/41 (Call 01/15/41)	18,418	12,561,584
5.85%, 12/15/25 (Call 09/15/25)[a]	5,000	4,347,250
7.95%, 04/15/32	10,414	8,314,121
Devon Financing Co. LLC
7.88%, 09/30/31	12,813	10,266,416
Ensco PLC
4.70%, 03/15/21[a]	24,110	12,922,237
5.75%, 10/01/44 (Call 04/01/44)	4,121	1,955,002
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	15,222	13,738,164
4.10%, 02/01/21	9,146	9,315,397
4.15%, 01/15/26 (Call 10/15/25)	2,300	2,269,274
5.63%, 06/01/19	11,769	12,411,091
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	18,420	18,566,058
1.91%, 03/06/20 (Call 02/06/20)	16,275	16,244,790
2.22%, 03/01/21	3,190	3,190,000
2.40%, 03/06/22 (Call 01/06/22)	15,650	15,582,705

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.71%, 03/06/25 (Call 12/06/24)[a]	$19,200	$18,876,900
3.04%, 03/01/26	2,335	2,335,000
3.18%, 03/15/24 (Call 12/15/23)	11,535	11,861,843
3.57%, 03/06/45 (Call 09/06/44)[a]	14,380	13,119,635
4.11%, 03/01/46	1,440	1,440,000
Hess Corp.
5.60%, 02/15/41	14,948	10,777,215
6.00%, 01/15/40	7,733	5,789,306
7.30%, 08/15/31	11,263	9,786,602
8.13%, 02/15/19	4,573	4,816,895
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	17,413	14,221,197
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	9,240	6,052,200
3.85%, 06/01/25 (Call 03/01/25)[a]	11,834	8,138,242
6.60%, 10/01/37	9,256	6,254,221
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,400	9,291,000
4.75%, 09/15/44 (Call 03/15/44)	6,892	4,455,885
5.13%, 03/01/21	15,330	15,320,198
6.50%, 03/01/41 (Call 09/01/40)	6,075	4,733,640
Nexen Energy ULC
5.88%, 03/10/35	9,023	9,677,326
6.40%, 05/15/37	16,830	19,029,604
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	11,810	10,300,546
5.05%, 11/15/44 (Call 05/15/44)	10,560	7,806,586
5.25%, 11/15/43 (Call 05/15/43)	14,295	10,565,625
6.00%, 03/01/41 (Call 09/01/40)	9,075	6,824,218
8.25%, 03/01/19	5,502	5,612,040

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	$11,256	$10,658,973
3.13%, 02/15/22 (Call 11/15/21)	10,238	10,134,335
3.50%, 06/15/25 (Call 03/15/25)[a]	13,900	13,483,623
4.63%, 06/15/45 (Call 12/15/44)[a]	11,155	10,670,128
Series 1
4.10%, 02/01/21 (Call 11/01/20)	10,370	10,932,528
Petro-Canada
6.80%, 05/15/38	11,872	10,962,737
Phillips 66
4.30%, 04/01/22[a]	15,094	15,448,256
4.65%, 11/15/34 (Call 05/15/34)	15,300	13,728,919
4.88%, 11/15/44 (Call 05/15/44)[a]	20,445	18,755,630
5.88%, 05/01/42	17,650	16,967,651
Pride International Inc.
6.88%, 08/15/20[a]	5,300	3,107,125
Shell International Finance BV
2.13%, 05/11/20	20,842	20,348,707
2.25%, 11/10/20[a]	8,410	8,244,057
2.25%, 01/06/23	21,592	20,181,364
2.38%, 08/21/22[a]	13,651	13,191,169
3.25%, 05/11/25[a]	38,859	37,858,913
3.40%, 08/12/23[a]	8,958	8,922,483
4.13%, 05/11/35[a]	22,778	21,162,425
4.30%, 09/22/19	19,646	20,710,039
4.38%, 03/25/20	11,474	12,165,104
4.38%, 05/11/45	31,555	29,160,427
4.55%, 08/12/43[a]	15,852	15,014,081
5.50%, 03/25/40[a]	11,416	12,062,545
6.38%, 12/15/38	25,327	29,020,720
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	7,413	4,818,450
Statoil ASA
2.25%, 11/08/19	8,470	8,373,743
2.45%, 01/17/23[a]	15,303	14,396,825
2.65%, 01/15/24	9,849	9,172,418

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.75%, 11/10/21	$1,880	$1,818,423
2.90%, 11/08/20	9,377	9,305,303
3.15%, 01/23/22	9,792	9,717,575
3.70%, 03/01/24[a]	9,170	9,230,602
3.95%, 05/15/43	9,867	8,582,696
4.80%, 11/08/43[a]	9,331	9,217,019
5.10%, 08/17/40	7,752	7,891,146
5.25%, 04/15/19	14,518	15,679,228
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	9,109	8,330,706
6.50%, 06/15/38[a]	11,135	10,157,792
6.85%, 06/01/39	6,470	5,998,633
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	9,962	9,531,149
Total Capital International SA
2.10%, 06/19/19[a]	16,250	16,038,292
2.13%, 01/10/19[a]	2,150	2,133,006
2.70%, 01/25/23[a]	7,891	7,555,909
2.75%, 06/19/21[a]	14,300	14,280,406
2.88%, 02/17/22[a]	15,812	15,640,527
3.70%, 01/15/24[a]	16,300	16,587,027
3.75%, 04/10/24[a]	10,406	10,577,617
Total Capital SA
4.45%, 06/24/20	3,356	3,590,305
Valero Energy Corp.
6.13%, 02/01/20[a]	12,629	13,508,736
6.63%, 06/15/37	18,893	18,769,062
7.50%, 04/15/32	8,826	9,368,299
9.38%, 03/15/19[a]	2,604	3,023,969

		1,562,108,219
OIL & GAS SERVICES — 0.80%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	8,663	8,644,675
5.13%, 09/15/40[a]	19,997	17,973,366
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)[a]	8,805	8,643,634
3.38%, 11/15/22 (Call 09/15/22)	16,405	16,168,230
3.50%, 08/01/23 (Call 05/01/23)	13,851	13,159,474

Security	Principal (000s)	Value
3.80%, 11/15/25 (Call 08/15/25)[a]	$25,765	$24,398,705
4.75%, 08/01/43 (Call 02/01/43)	3,274	2,712,308
4.85%, 11/15/35 (Call 05/15/35)[a]	14,900	13,317,332
5.00%, 11/15/45 (Call 05/15/45)[a]	20,100	17,878,673
6.15%, 09/15/19	13,716	14,927,308
6.70%, 09/15/38[a]	9,165	9,562,587
7.45%, 09/15/39	11,616	13,389,532
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	18,651	15,196,122
3.95%, 12/01/42 (Call 06/01/42)[a]	10,574	7,031,710
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	17,802	18,282,981

		201,286,637
PHARMACEUTICALS — 6.12%
Abbott Laboratories
2.00%, 03/15/20[a]	14,639	14,548,306
2.55%, 03/15/22	4,883	4,857,162
2.95%, 03/15/25 (Call 12/15/24)[a]	17,870	17,679,225
5.13%, 04/01/19	6,835	7,506,686
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	47,147	47,281,190
2.90%, 11/06/22	41,439	41,133,495
3.20%, 11/06/22 (Call 09/06/22)[a]	9,915	10,056,457
3.60%, 05/14/25 (Call 02/14/25)[a]	41,945	42,805,590
4.40%, 11/06/42	27,347	26,188,685
4.50%, 05/14/35 (Call 11/14/34)	33,240	32,965,800
4.70%, 05/14/45 (Call 11/14/44)	31,620	31,735,739
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	35,145	35,729,862

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.45%, 03/15/22 (Call 01/15/22)	$45,264	$46,188,264
3.80%, 03/15/25 (Call 12/15/24)	57,584	59,303,239
3.85%, 06/15/24 (Call 03/15/24)	14,700	15,180,887
4.55%, 03/15/35 (Call 09/15/34)	16,160	16,311,431
4.75%, 03/15/45 (Call 09/15/44)[a]	34,065	34,895,730
4.85%, 06/15/44 (Call 12/15/43)	19,815	20,219,161
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	25,608	25,686,086
4.63%, 10/01/42 (Call 04/01/42)	5,464	5,410,119
AstraZeneca PLC
1.95%, 09/18/19[a]	12,427	12,364,650
2.38%, 11/16/20	21,240	21,360,497
3.38%, 11/16/25[a]	25,100	25,535,658
4.00%, 09/18/42[a]	12,712	12,189,094
4.38%, 11/16/45	11,510	11,646,644
6.45%, 09/15/37[a]	31,550	40,130,966
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	14,130	13,839,986
3.60%, 06/23/22 (Call 04/23/22)[a,b]	815	811,726
4.00%, 06/23/25 (Call 03/23/25)[b]	22,225	21,966,561
5.25%, 06/23/45 (Call 12/23/44)[b]	9,040	8,649,401
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	12,238	12,108,184
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	12,300	12,557,028
3.70%, 03/01/45 (Call 09/01/44)[a]	10,813	10,732,277
Express Scripts Holding Co.
2.25%, 06/15/19	13,131	13,060,255
3.50%, 06/15/24 (Call 03/15/24)	13,162	12,606,157

Security	Principal (000s)	Value
3.90%, 02/15/22	$13,302	$13,606,430
4.50%, 02/25/26 (Call 11/25/25)	9,000	9,077,133
4.75%, 11/15/21	18,036	19,300,015
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	15,224	15,617,973
6.38%, 05/15/38	30,434	39,217,493
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	31,120	32,015,011
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	4,585	4,587,844
2.45%, 03/01/26 (Call 12/01/25)	1,465	1,469,927
3.38%, 12/05/23[a]	4,161	4,568,651
4.38%, 12/05/33 (Call 06/05/33)	11,400	12,751,397
5.95%, 08/15/37[a]	9,474	12,629,009
McKesson Corp.
2.28%, 03/15/19	16,782	16,836,798
3.80%, 03/15/24 (Call 12/15/23)	4,116	4,198,113
4.88%, 03/15/44 (Call 09/15/43)[a]	14,654	14,599,997
Mead Johnson Nutrition Co.
3.00%, 11/15/20	14,720	14,938,710
4.13%, 11/15/25 (Call 08/15/25)[a]	8,620	8,924,210
Merck & Co. Inc.
1.85%, 02/10/20[a]	20,885	21,116,038
2.35%, 02/10/22	12,045	12,165,516
2.40%, 09/15/22 (Call 06/15/22)	11,146	11,204,866
2.75%, 02/10/25 (Call 11/10/24)[a]	32,818	33,044,513
2.80%, 05/18/23	26,487	27,034,950
3.70%, 02/10/45 (Call 08/10/44)	18,862	17,999,458
3.88%, 01/15/21 (Call 10/15/20)[a]	10,379	11,212,414
4.15%, 05/18/43	18,721	19,254,148
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	11,607	12,912,951

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 09/21/22	$5,045	$5,110,814
3.00%, 11/20/25 (Call 08/20/25)[a]	26,650	27,449,439
3.40%, 05/06/24	26,325	28,064,151
4.00%, 11/20/45 (Call 05/20/45)[a]	19,120	19,491,142
4.40%, 04/24/20	8,387	9,272,151
4.40%, 05/06/44	20,883	22,532,318
Novartis Securities Investment Ltd.
5.13%, 02/10/19	24,036	26,517,104
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	6,290	6,228,703
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)[a]	3,721	3,615,149
Pfizer Inc.
2.10%, 05/15/19[a]	19,470	19,859,729
3.00%, 06/15/23[a]	11,233	11,594,671
3.40%, 05/15/24[a]	14,525	15,267,386
4.30%, 06/15/43[a]	12,075	12,438,878
6.20%, 03/15/19	33,823	38,127,531
7.20%, 03/15/39	27,103	37,638,646
Sanofi
4.00%, 03/29/21[a]	21,651	23,496,639
Wyeth LLC
5.95%, 04/01/37	20,120	24,643,676
6.50%, 02/01/34	8,495	10,874,450
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	21,105	20,377,635
4.50%, 11/13/25 (Call 08/13/25)	5,600	5,773,518
4.70%, 02/01/43 (Call 08/01/42)	13,080	11,425,145

		1,535,324,638
PIPELINES — 2.35%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	11,850	11,055,316
4.50%, 06/01/25 (Call 03/01/25)[b]	10,111	9,171,258

Security	Principal (000s)	Value
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	$3,844	$3,139,933
4.05%, 03/15/25 (Call 12/15/24)[a]	13,505	11,185,921
4.15%, 10/01/20 (Call 08/01/20)[a]	7,820	7,097,432
4.65%, 06/01/21 (Call 03/01/21)	10,483	8,989,173
4.75%, 01/15/26 (Call 10/15/25)	15,545	13,329,837
5.15%, 03/15/45 (Call 09/15/44)[a]	11,145	8,050,535
5.20%, 02/01/22 (Call 11/01/21)	8,505	7,271,775
6.13%, 12/15/45 (Call 06/15/45)[a]	17,300	14,186,519
6.50%, 02/01/42 (Call 08/01/41)	5,610	4,542,417
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	12,800	12,426,671
3.35%, 03/15/23 (Call 12/15/22)	17,077	15,970,547
3.70%, 02/15/26 (Call 11/15/25)[a]	10,570	9,865,827
3.75%, 02/15/25 (Call 11/15/24)[a]	3,852	3,630,763
3.90%, 02/15/24 (Call 11/15/23)	6,495	6,177,721
4.45%, 02/15/43 (Call 08/15/42)	8,488	6,827,550
4.85%, 08/15/42 (Call 02/15/42)	9,497	8,085,817
4.85%, 03/15/44 (Call 09/15/43)	17,860	15,178,948
4.90%, 05/15/46 (Call 11/15/45)	11,720	10,317,468
5.10%, 02/15/45 (Call 08/15/44)[a]	15,891	13,987,648
5.20%, 09/01/20	9,643	10,153,974
5.95%, 02/01/41[a]	10,985	10,333,431

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	$10,792	$10,090,520
3.50%, 03/01/21 (Call 01/01/21)	12,361	11,155,802
3.95%, 09/01/22 (Call 06/01/22)[a]	15,351	13,870,243
5.50%, 03/01/44 (Call 09/01/43)	11,160	9,082,120
6.95%, 01/15/38	14,269	12,873,349
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	10,290	9,497,717
4.30%, 06/01/25 (Call 03/01/25)[a]	12,200	11,156,900
5.05%, 02/15/46 (Call 08/15/45)[a]	9,050	6,980,537
5.30%, 12/01/34 (Call 06/01/34)	11,754	9,266,736
5.55%, 06/01/45 (Call 12/01/44)[a]	20,425	16,945,193
7.75%, 01/15/32	9,569	9,092,688
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	13,601	10,744,532
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	11,230	8,749,242
3.65%, 06/01/22 (Call 03/01/22)[a]	13,811	11,359,547
4.65%, 10/15/25 (Call 07/15/25)[a]	5,190	4,364,933
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	13,800	12,119,160
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,645	14,626,351
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)[a]	13,060	9,670,669

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	$15,719	$14,538,773
3.80%, 10/01/20[a]	7,538	7,615,231
4.63%, 03/01/34 (Call 12/01/33)	14,214	12,952,458
4.88%, 01/15/26 (Call 10/15/25)	9,305	9,605,337
6.10%, 06/01/40	7,217	7,327,103
6.20%, 10/15/37	12,810	12,938,195
7.13%, 01/15/19	197	216,272
7.63%, 01/15/39	10,271	11,811,650
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[b]	2,000	2,104,107
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	11,806	8,972,560
3.60%, 03/15/22 (Call 01/15/22)	20,300	15,935,500
3.90%, 01/15/25 (Call 10/15/24)	9,950	7,460,486
4.00%, 09/15/25 (Call 06/15/25)[a]	2,615	1,989,780
4.30%, 03/04/24 (Call 12/04/23)	10,620	8,294,857
5.10%, 09/15/45 (Call 03/15/45)	5,845	3,977,464
5.25%, 03/15/20	22,868	20,391,167
6.30%, 04/15/40	13,428	10,154,925
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	11,500	9,372,500
4.88%, 03/15/24 (Call 03/15/19)	11,975	9,588,981
6.13%, 07/15/22 (Call 01/15/17)[a]	2,300	2,024,000

		589,894,066
REAL ESTATE — 0.03%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	8,100	8,243,202

		8,243,202

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.04%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	$5,925	$5,882,536
3.30%, 02/15/21 (Call 01/15/21)	4,700	4,704,585
3.40%, 02/15/19	5,909	6,003,899
3.50%, 01/31/23	11,246	11,032,543
4.00%, 06/01/25 (Call 03/01/25)	15,551	15,489,566
4.70%, 03/15/22	2,100	2,221,868
5.00%, 02/15/24	14,210	15,174,008
Boston Properties LP
3.65%, 02/01/26 (Call 11/01/25)	3,000	3,031,953
3.85%, 02/01/23 (Call 11/01/22)[a]	11,183	11,565,266
4.13%, 05/15/21 (Call 02/15/21)	7,021	7,445,172
Crown Castle International Corp.
5.25%, 01/15/23[a]	19,950	21,143,409
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	11,775	12,164,136
4.63%, 12/15/21 (Call 09/15/21)	10,487	11,727,408
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	15,326	15,020,617
3.88%, 08/15/24 (Call 05/17/24)	11,070	10,397,382
4.00%, 06/01/25 (Call 03/01/25)[a]	1,000	946,752
4.25%, 11/15/23 (Call 08/15/23)	5,975	5,827,284
5.38%, 02/01/21 (Call 11/03/20)[a]	25,420	27,270,190
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	3,600	3,828,590
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)[a]	2,800	2,822,145

Security	Principal (000s)	Value
3.38%, 10/01/24 (Call 07/01/24)[a]	$15,184	$15,449,334
4.38%, 03/01/21 (Call 12/01/20)	10,759	11,725,544
5.65%, 02/01/20 (Call 11/01/19)	12,171	13,637,746
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	8,000	7,855,170
Weyerhaeuser Co.
7.38%, 03/15/32[a]	16,014	18,784,838

		261,151,941
RETAIL — 4.35%
Costco Wholesale Corp.
1.70%, 12/15/19[a]	12,883	12,968,007
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)[a]	12,014	12,122,649
2.75%, 12/01/22 (Call 09/01/22)	18,358	18,291,287
2.80%, 07/20/20 (Call 06/20/20)	32,865	33,654,769
3.50%, 07/20/22 (Call 05/20/22)	13,045	13,655,573
3.88%, 07/20/25 (Call 04/20/25)[a]	27,021	28,797,977
4.00%, 12/05/23 (Call 09/05/23)[a]	9,793	10,581,564
4.88%, 07/20/35 (Call 01/20/35)	26,975	28,846,342
5.13%, 07/20/45 (Call 01/20/45)	42,810	48,030,311
5.30%, 12/05/43 (Call 06/05/43)	11,500	12,956,759
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	9,548	9,734,982
2.00%, 04/01/21 (Call 03/01/21)	8,000	8,048,849
2.63%, 06/01/22 (Call 05/01/22)[a]	21,354	21,735,972
2.70%, 04/01/23 (Call 01/01/23)[a]	12,843	13,171,457

140	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.00%, 04/01/26 (Call 01/01/26)	$10,000	$10,326,196
3.35%, 09/15/25 (Call 06/15/25)	5,050	5,353,483
3.75%, 02/15/24 (Call 11/15/23)[a]	17,791	19,457,141
4.20%, 04/01/43 (Call 10/01/42)[a]	15,728	16,292,546
4.25%, 04/01/46 (Call 10/01/45)	23,330	24,377,844
4.40%, 04/01/21 (Call 01/01/21)	10,618	11,841,348
4.40%, 03/15/45 (Call 09/15/44)	12,415	13,168,977
4.88%, 02/15/44 (Call 08/15/43)	12,820	14,588,801
5.88%, 12/16/36	38,602	48,214,438
5.95%, 04/01/41 (Call 10/01/40)	2,552	3,228,693
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	6,844	7,132,064
3.38%, 09/15/25 (Call 06/15/25)[a]	7,985	8,384,628
4.38%, 09/15/45 (Call 03/15/45)	14,750	15,460,158
4.65%, 04/15/42 (Call 10/15/41)	5,106	5,481,533
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	8,790	7,925,012
McDonald’s Corp.
2.63%, 01/15/22	10,123	10,248,600
2.75%, 12/09/20 (Call 11/09/20)[a]	6,225	6,405,696
3.70%, 01/30/26 (Call 10/30/25)[a]	12,930	13,460,868
4.70%, 12/09/35 (Call 06/09/35)	8,777	9,072,151
4.88%, 12/09/45 (Call 06/09/45)[a]	10,680	11,189,400
6.30%, 10/15/37	11,276	13,438,968
6.30%, 03/01/38	22,400	26,728,726

Security	Principal (000s)	Value
Target Corp.
2.30%, 06/26/19[a]	$10,264	$10,538,860
2.90%, 01/15/22	12,014	12,462,742
3.50%, 07/01/24[a]	11,500	12,341,525
3.88%, 07/15/20	16,231	17,731,366
4.00%, 07/01/42[a]	17,993	18,322,841
6.50%, 10/15/37	15,714	20,816,347
7.00%, 01/15/38	4,393	6,127,426
Wal-Mart Stores Inc.
1.95%, 12/15/18	217	220,781
2.55%, 04/11/23 (Call 01/11/23)[a]	21,302	21,821,811
3.25%, 10/25/20	14,638	15,610,260
3.30%, 04/22/24 (Call 01/22/24)[a]	20,461	21,731,200
3.63%, 07/08/20[a]	14,679	15,807,686
4.00%, 04/11/43 (Call 10/11/42)	16,465	16,464,705
4.25%, 04/15/21	19,069	21,298,650
4.30%, 04/22/44 (Call 10/22/43)[a]	5,943	6,245,459
4.75%, 10/02/43 (Call 04/02/43)	8,112	8,993,736
4.88%, 07/08/40	8,244	9,136,852
5.00%, 10/25/40	12,188	13,730,907
5.25%, 09/01/35[a]	31,086	36,856,805
5.63%, 04/01/40	21,075	25,489,808
5.63%, 04/15/41	19,533	23,963,168
5.88%, 04/05/27[a]	5,929	7,487,218
6.20%, 04/15/38	20,287	25,956,298
6.50%, 08/15/37	32,583	42,784,770
7.55%, 02/15/30	14,752	21,165,385
Walgreen Co.
3.10%, 09/15/22[a]	18,159	17,885,903
5.25%, 01/15/19[a]	1,748	1,885,806
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	10,325	10,412,187
3.30%, 11/18/21 (Call 09/18/21)	15,550	15,657,370
3.80%, 11/18/24 (Call 08/18/24)	23,025	23,085,480
4.80%, 11/18/44 (Call 05/18/44)	16,315	14,843,137

		1,091,250,258

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
SEMICONDUCTORS — 1.09%
Applied Materials Inc.
4.30%, 06/15/21	$2,089	$2,275,844
Intel Corp.
2.45%, 07/29/20[a]	26,135	26,690,902
2.70%, 12/15/22[a]	15,947	16,191,823
3.10%, 07/29/22	5,715	5,986,212
3.30%, 10/01/21[a]	25,728	27,268,384
3.70%, 07/29/25 (Call 04/29/25)[a]	21,020	22,699,710
4.00%, 12/15/32[a]	14,754	14,894,828
4.25%, 12/15/42[a]	10,033	9,942,636
4.80%, 10/01/41	14,209	15,122,438
4.90%, 07/29/45 (Call 01/29/45)	24,784	26,855,469
QUALCOMM Inc.
2.25%, 05/20/20[a]	19,989	20,180,659
3.00%, 05/20/22	16,159	16,379,407
3.45%, 05/20/25 (Call 02/20/25)[a]	24,783	24,971,517
4.65%, 05/20/35 (Call 11/20/34)	13,670	13,136,766
4.80%, 05/20/45 (Call 11/20/44)	23,435	21,673,253
Texas Instruments Inc.
1.65%, 08/03/19	7,770	7,783,148

		272,052,996
SOFTWARE — 3.20%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	10,080	9,729,371
3.63%, 10/15/20 (Call 09/15/20)	27,750	28,333,868
5.00%, 10/15/25 (Call 07/15/25)	12,600	13,079,125
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	5,100	5,138,603
3.85%, 06/01/25 (Call 03/01/25)	13,500	13,926,655
Microsoft Corp.
1.63%, 12/06/18[a]	241	244,160

Security	Principal (000s)	Value
1.85%, 02/12/20 (Call 01/12/20)[a]	$21,128	$21,442,249
2.00%, 11/03/20 (Call 10/03/20)	20,540	20,875,574
2.13%, 11/15/22[a]	11,777	11,717,461
2.38%, 02/12/22 (Call 01/12/22)	16,570	16,926,583
2.38%, 05/01/23 (Call 02/01/23)	13,390	13,494,786
2.65%, 11/03/22 (Call 09/03/22)	17,050	17,573,911
2.70%, 02/12/25 (Call 11/12/24)[a]	33,430	34,066,029
3.00%, 10/01/20[a]	14,063	14,885,265
3.13%, 11/03/25 (Call 08/03/25)[a]	21,170	22,196,853
3.50%, 02/12/35 (Call 08/12/34)[a]	25,132	24,243,596
3.50%, 11/15/42	7,882	7,227,825
3.63%, 12/15/23 (Call 09/15/23)[a]	16,622	18,126,318
3.75%, 02/12/45 (Call 08/12/44)	24,635	23,805,298
4.00%, 02/12/55 (Call 08/12/54)	15,825	14,614,759
4.20%, 06/01/19	7,933	8,650,131
4.20%, 11/03/35 (Call 05/03/35)	14,575	15,267,343
4.45%, 11/03/45 (Call 05/03/45)	40,380	43,495,503
4.50%, 10/01/40	11,450	12,205,086
4.75%, 11/03/55 (Call 05/03/55)[a]	5,930	6,257,756
5.20%, 06/01/39	11,719	13,609,001
5.30%, 02/08/41[a]	14,044	16,732,039
Oracle Corp.
2.25%, 10/08/19[a]	18,561	19,027,828
2.50%, 05/15/22 (Call 03/15/22)	30,738	30,980,744
2.50%, 10/15/22	25,195	25,263,037
2.80%, 07/08/21[a]	27,927	28,974,486
2.95%, 05/15/25 (Call 02/15/25)	33,390	33,694,126

142	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.40%, 07/08/24 (Call 04/08/24)[a]	$18,258	$19,138,436
3.63%, 07/15/23	13,243	14,146,784
3.88%, 07/15/20	5,974	6,470,675
3.90%, 05/15/35 (Call 11/15/34)[a]	13,230	12,793,673
4.13%, 05/15/45 (Call 11/15/44)	15,831	15,591,127
4.30%, 07/08/34 (Call 01/08/34)	26,041	26,633,842
4.38%, 05/15/55 (Call 11/15/54)	19,639	18,803,936
4.50%, 07/08/44 (Call 01/08/44)[a]	8,887	9,140,334
5.00%, 07/08/19	23,804	26,425,575
5.38%, 07/15/40[a]	31,610	35,931,722
6.13%, 07/08/39	16,860	20,959,614
6.50%, 04/15/38	7,764	9,970,780

		801,811,867
TELECOMMUNICATIONS — 7.38%
AT&T Corp.
8.25%, 11/15/31	17,919	24,150,065
AT&T Inc.
2.30%, 03/11/19	11,865	11,970,421
2.45%, 06/30/20 (Call 05/30/20)	18,910	18,821,808
2.63%, 12/01/22 (Call 09/01/22)	21,087	20,549,661
2.80%, 02/17/21 (Call 01/17/21)	15,000	15,120,923
3.00%, 02/15/22	27,983	27,859,648
3.00%, 06/30/22 (Call 04/30/22)	26,106	25,885,057
3.40%, 05/15/25 (Call 02/15/25)	60,488	59,432,001
3.88%, 08/15/21	20,453	21,489,268
3.90%, 03/11/24 (Call 12/11/23)[a]	20,045	20,713,591
4.13%, 02/17/26 (Call 11/17/25)	15,500	15,992,495
4.30%, 12/15/42 (Call 06/15/42)	23,705	20,135,705
4.35%, 06/15/45 (Call 12/15/44)	42,519	36,217,348

Security	Principal (000s)	Value
4.45%, 05/15/21	$17,635	$18,870,684
4.50%, 05/15/35 (Call 11/15/34)	37,494	34,530,287
4.75%, 05/15/46 (Call 11/15/45)[a]	44,244	40,399,657
4.80%, 06/15/44 (Call 12/15/43)[a]	18,230	16,601,658
5.35%, 09/01/40	48,808	47,378,716
5.55%, 08/15/41[a]	13,217	13,192,497
5.65%, 02/15/47 (Call 08/15/46)	8,000	8,278,324
5.80%, 02/15/19	3,775	4,155,584
6.30%, 01/15/38	19,390	20,842,623
6.50%, 09/01/37	8,750	9,679,643
6.55%, 02/15/39[a]	19,925	21,753,372
British Telecommunications PLC
2.35%, 02/14/19	1,370	1,382,489
9.63%, 12/15/30	31,156	44,776,515
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	20,119	20,294,564
Cisco Systems Inc.
2.13%, 03/01/19[a]	6,065	6,186,019
2.20%, 02/28/21	16,210	16,363,366
2.45%, 06/15/20[a]	13,810	14,142,577
2.95%, 02/28/26	6,385	6,478,957
3.50%, 06/15/25[a]	940	998,905
3.63%, 03/04/24[a]	13,131	14,124,740
4.45%, 01/15/20	30,510	33,501,924
4.95%, 02/15/19	141	154,859
5.50%, 01/15/40	22,083	26,222,935
5.90%, 02/15/39[a]	28,295	34,966,531
Deutsche Telekom International Finance BV
6.00%, 07/08/19	4,761	5,352,139
8.75%, 06/15/30	43,296	60,520,682
GTE Corp.
6.94%, 04/15/28	2,424	2,904,589
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	14,643	20,380,578
Orange SA
2.75%, 02/06/19	3,319	3,390,282
4.13%, 09/14/21[a]	14,724	15,773,497

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 07/08/19	$7,051	$7,775,797
5.38%, 01/13/42[a]	14,527	15,411,731
5.50%, 02/06/44 (Call 08/06/43)[a]	8,044	8,859,506
9.00%, 03/01/31[a]	33,093	46,085,054
Qwest Corp.
6.75%, 12/01/21[a]	8,271	8,808,615
6.88%, 09/15/33 (Call 03/31/16)	16,409	15,200,272
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	15,039	16,078,772
5.00%, 03/15/44 (Call 09/15/43)[a]	10,925	11,192,065
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	15,500	16,393,398
5.13%, 04/27/20	13,064	14,018,815
5.46%, 02/16/21	14,138	15,490,216
5.88%, 07/15/19[a]	12,061	13,211,268
7.05%, 06/20/36[a]	24,025	28,541,820
Telefonica Europe BV
8.25%, 09/15/30	14,628	19,171,862
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	19,056	18,442,174
2.63%, 02/21/20	37,328	37,873,765
3.00%, 11/01/21 (Call 09/01/21)	14,719	14,981,160
3.45%, 03/15/21[a]	12,550	13,060,569
3.50%, 11/01/21[a]	18,952	19,919,200
3.50%, 11/01/24 (Call 08/01/24)[a]	23,400	23,912,338
3.85%, 11/01/42 (Call 05/01/42)	11,600	9,682,434
4.15%, 03/15/24 (Call 12/15/23)[a]	18,134	19,312,015
4.27%, 01/15/36[a]	31,950	28,684,272
4.40%, 11/01/34 (Call 05/01/34)	22,044	20,576,970
4.50%, 09/15/20	39,146	42,645,512
4.60%, 04/01/21[a]	9,349	10,220,498
4.75%, 11/01/41	7,450	7,115,646
4.86%, 08/21/46	44,222	43,175,800
5.01%, 08/21/54	54,690	50,598,176

Security	Principal (000s)	Value
5.05%, 03/15/34 (Call 12/15/33)	$7,852	$7,860,180
5.15%, 09/15/23	87,020	98,471,197
5.85%, 09/15/35	17,675	19,148,704
6.00%, 04/01/41	6,743	7,400,824
6.25%, 04/01/37	9,082	10,190,960
6.35%, 04/01/19	12,385	13,981,460
6.40%, 09/15/33	23,351	27,068,762
6.40%, 02/15/38	6,262	7,007,585
6.55%, 09/15/43	65,193	79,469,387
6.90%, 04/15/38	2,045	2,483,400
7.75%, 12/01/30[a]	12,872	17,145,565
Vodafone Group PLC
2.50%, 09/26/22	15,448	14,718,076
2.95%, 02/19/23[a]	18,610	17,901,212
4.38%, 02/19/43[a]	14,313	11,925,456
5.45%, 06/10/19	16,400	17,985,304
6.15%, 02/27/37[a]	18,388	18,949,378

		1,850,084,354
TRANSPORTATION — 0.78%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	2,400	2,394,045
3.85%, 09/01/23 (Call 06/01/23)[a]	6,824	7,316,661
4.15%, 04/01/45 (Call 10/01/44)	15,616	15,085,960
4.45%, 03/15/43 (Call 09/15/42)	6,746	6,796,706
4.55%, 09/01/44 (Call 03/01/44)[a]	9,679	9,979,338
4.70%, 10/01/19	6,497	7,096,240
4.90%, 04/01/44 (Call 10/01/43)	12,340	13,281,675
5.75%, 05/01/40 (Call 11/01/39)	10,117	11,890,047
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	6,988	7,227,904
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	7,450	6,868,795

144	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
FedEx Corp.
4.00%, 01/15/24[a]	$12,589	$13,311,551
4.75%, 11/15/45 (Call 05/15/45)[a]	17,130	17,081,296
5.10%, 01/15/44	4,780	4,920,395
8.00%, 01/15/19	1,835	2,121,676
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	7,218	7,938,570
United Parcel Service Inc.
2.45%, 10/01/22[a]	5,296	5,388,342
3.13%, 01/15/21	22,211	23,527,271
5.13%, 04/01/19	11,821	13,106,269
6.20%, 01/15/38	15,950	21,188,548

		196,521,289
WATER — 0.02%
American Water Capital Corp.
6.59%, 10/15/37	3,085	4,115,793

		4,115,793

TOTAL CORPORATE BONDS & NOTES
(Cost: $25,097,060,245)		24,674,590,818

U.S. GOVERNMENT OBLIGATIONS — 0.15%
U.S. Treasury Note/Bond
2.50%, 02/15/46	40,000	39,040,799

		39,040,799

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $39,050,080)		39,040,799

SHORT-TERM INVESTMENTS — 10.30%

MONEY MARKET FUNDS — 10.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,156,532	2,156,531,783
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	190,998	190,998,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	234,943	234,942,632

		2,582,472,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,582,472,820)		2,582,472,820

Value
TOTAL INVESTMENTS IN SECURITIES — 108.87%
(Cost: $27,718,583,145)	$27,296,104,437
Other Assets, Less Liabilities — (8.87)%	(2,224,806,584)

NET ASSETS — 100.00%	$25,071,297,853

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	145

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,754,317,237	$25,007,557,416
Affiliated (Note 2)	4,260,533,150	2,711,025,729

Total cost of investments	$21,014,850,387	$27,718,583,145

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$15,102,511,620	$24,583,768,432
Affiliated (Note 2)	4,260,533,150	2,712,336,005

Total fair value of investments	19,363,044,770	27,296,104,437
Cash	11,160,154	—
Receivables:
Investment securities sold	5,560,527	132,061,922
Due from custodian (Note 4)	25,001,157	8,815,583
Interest	300,763,992	263,685,439
Capital shares sold	59,465,163	80,374,217

Total Assets	19,764,995,763	27,781,041,598

LIABILITIES
Payables:
Investment securities purchased	79,578,674	359,082,803
Collateral for securities on loan (Note 1)	4,136,112,005	2,347,530,188
Due to custodian	—	320,943
Investment advisory fees (Note 2)	5,382,687	2,809,811

Total Liabilities	4,221,073,366	2,709,743,745

NET ASSETS	$15,543,922,397	$25,071,297,853

Net assets consist of:
Paid-in capital	$17,600,331,698	$25,565,142,074
Undistributed net investment income	62,175,544	67,846,436
Accumulated net realized loss	(466,779,228)	(139,211,949)
Net unrealized depreciation	(1,651,805,617)	(422,478,708)

NET ASSETS	$15,543,922,397	$25,071,297,853

Shares outstanding[b]	196,500,000	218,400,000

Net asset value per share	$79.10	$114.80

[a]	Securities on loan with values of $3,993,687,354 and $2,278,227,168, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

146	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$875,263,829	$802,130,623
Interest — affiliated (Note 2)	86,964	3,599,626
Securities lending income — affiliated — net (Note 2)	14,457,750	4,013,102
Other income	79,572	—

Total investment income	889,888,115	809,743,351

EXPENSES
Investment advisory fees (Note 2)	72,764,253	33,482,363

Total expenses	72,764,253	33,482,363

Net investment income	817,123,862	776,260,988

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(338,936,075)	(121,676,354)
Investments — affiliated (Note 2)	—	(121,254)
In-kind redemptions — unaffiliated	(211,608,352)	97,565,737
In-kind redemptions — affiliated (Note 2)	—	298,212

Net realized loss	(550,544,427)	(23,933,659)

Net change in unrealized appreciation/depreciation	(1,614,136,767)	(1,243,443,520)

Net realized and unrealized loss	(2,164,681,194)	(1,267,377,179)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,347,557,332)	$(491,116,191)

See notes to financial statements.

FINANCIAL STATEMENTS	147

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$817,123,862	$732,892,833	$776,260,988	$618,202,082
Net realized gain (loss)	(550,544,427)	89,571,496	(23,933,659)	243,946,253
Net change in unrealized appreciation/depreciation	(1,614,136,767)	(443,808,309)	(1,243,443,520)	422,605,288

Net increase (decrease) in net assets resulting from operations	(1,347,557,332)	378,656,020	(491,116,191)	1,284,753,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(826,678,362)	(728,101,752)	(766,535,606)	(608,603,942)

Total distributions to shareholders	(826,678,362)	(728,101,752)	(766,535,606)	(608,603,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,759,326,271	10,814,656,864	21,273,520,436	9,047,865,314
Cost of shares redeemed	(16,062,347,566)	(6,024,890,999)	(16,988,727,472)	(4,578,159,032)

Net increase (decrease) in net assets from capital share transactions	(303,021,295)	4,789,765,865	4,284,792,964	4,469,706,282

INCREASE (DECREASE) IN NET ASSETS	(2,477,256,989)	4,440,320,133	3,027,141,167	5,145,855,963

NET ASSETS
Beginning of year	18,021,179,386	13,580,859,253	22,044,156,686	16,898,300,723

End of year	$15,543,922,397	$18,021,179,386	$25,071,297,853	$22,044,156,686

Undistributed net investment income included in net assets at end of year	$62,175,544	$71,730,044	$67,846,436	$58,121,054

SHARES ISSUED AND REDEEMED
Shares sold	188,200,000	117,800,000	183,000,000	75,600,000
Shares redeemed	(188,200,000)	(64,800,000)	(146,100,000)	(38,500,000)

Net increase in shares outstanding	—	53,000,000	36,900,000	37,100,000

See notes to financial statements.

148	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$91.71	$94.64	$93.71	$91.40	$91.75

Income from investment operations:
Net investment income[a]	4.79	4.96	5.58	6.15	6.74
Net realized and unrealized gain (loss)[b]	(12.62)	(2.89)	0.98	2.31	(0.45)

Total from investment operations	(7.83)	2.07	6.56	8.46	6.29

Less distributions from:
Net investment income	(4.78)	(5.00)	(5.63)	(6.15)	(6.64)

Total distributions	(4.78)	(5.00)	(5.63)	(6.15)	(6.64)

Net asset value, end of year	$79.10	$91.71	$94.64	$93.71	$91.40

Total return	(8.76)%	2.22%	7.31%	9.68%	7.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,543,922	$18,021,179	$13,580,859	$15,077,490	$14,258,718
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.60%	5.37%	6.01%	6.73%	7.60%
Portfolio turnover rate[c]	11%	11%	11%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	149

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$121.46	$117.02	$120.06	$116.86	$108.74

Income from investment operations:
Net investment income[a]	4.00	4.06	4.25	4.60	5.00
Net realized and unrealized gain (loss)[b]	(6.70)	4.42	(2.94)	3.22	8.08

Total from investment operations	(2.70)	8.48	1.31	7.82	13.08

Less distributions from:
Net investment income	(3.96)	(4.04)	(4.35)	(4.61)	(4.96)
Net realized gain	—	—	—	(0.01)	—

Total distributions	(3.96)	(4.04)	(4.35)	(4.62)	(4.96)

Net asset value, end of year	$114.80	$121.46	$117.02	$120.06	$116.86

Total return	(2.19)%	7.35%	1.19%	6.81%	12.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,071,298	$22,044,157	$16,898,301	$24,037,003	$19,563,089
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.44%	3.42%	3.66%	3.87%	4.48%
Portfolio turnover rate[c]	13%	9%	6%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

150	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	151

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

152	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$15,102,511,620	$—	$15,102,511,620
Money Market Funds	4,260,533,150	—	—	4,260,533,150

Total	$4,260,533,150	$15,102,511,620	$—	$19,363,044,770

iBoxx $ Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$24,674,590,818	$—	$24,674,590,818
U.S. Government Obligations	—	39,040,799	—	39,040,799
Money Market Funds	2,582,472,820	—	—	2,582,472,820

Total	$2,582,472,820	$24,713,631,617	$—	$27,296,104,437

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$296,417,330	$296,417,330	$—
BNP Paribas Prime Brokerage Inc.	72,772,181	72,772,181	—
Citigroup Global Markets Inc.	485,805,448	485,805,448	—
Credit Suisse Securities (USA) LLC	271,989,843	271,989,843	—
Deutsche Bank Securities Inc.	294,828,347	294,828,347	—
Goldman Sachs & Co.	286,014,330	286,014,330	—
HSBC Securities (USA) Inc.	8,316,690	8,316,690	—
Jefferies LLC	76,387,638	76,387,638	—
JPMorgan Clearing Corp.	971,899,231	971,899,231	—
JPMorgan Securities LLC	357,497,235	357,497,235	—
Merrill Lynch, Pierce, Fenner & Smith	190,153,020	190,153,020	—
Morgan Stanley & Co. LLC	228,861,166	228,861,166	—
National Financial Services LLC	92,061	92,061	—
RBC Capital Markets LLC	300,277,712	300,277,712	—
SG Americas Securities LLC	95,580,875	95,580,875	—
UBS Securities LLC	22,143,887	22,143,887	—
Wells Fargo Securities LLC	34,650,360	34,650,360	—

	$3,993,687,354	$3,993,687,354	$—

154	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$207,388,148	$207,388,148	$—
BNP Paribas Prime Brokerage Inc.	26,281,887	26,281,887	—
Citigroup Global Markets Inc.	151,176,634	151,176,634	—
Credit Suisse Securities (USA) LLC	47,598,754	47,598,754	—
Deutsche Bank Securities Inc.	88,999,057	88,999,057	—
Goldman Sachs & Co.	492,213,605	492,213,605	—
HSBC Securities (USA) Inc.	129,228,878	129,228,878	—
Jefferies LLC	51,276,550	51,276,550	—
JPMorgan Clearing Corp.	141,557,798	141,557,798	—
JPMorgan Securities LLC	260,366,516	260,366,516	—
Merrill Lynch, Pierce, Fenner & Smith	79,318,064	79,318,064	—
Morgan Stanley & Co. LLC	67,036,945	67,036,945	—
RBC Capital Markets LLC	356,760,596	356,760,596	—
Scotia Capital (USA) Inc.	6,992,109	6,992,109	—
SG Americas Securities LLC	77,475,092	77,475,092	—
UBS Securities LLC	2,580,055	2,580,055	—
Wells Fargo Securities LLC	91,976,480	91,976,480	—

	$2,278,227,168	$2,278,227,168	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion
0.4287	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

156	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$4,577,634
iBoxx $ Investment Grade Corporate Bond	1,631,385

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$25,783,754
iBoxx $ Investment Grade Corporate Bond	60,471,393	1,047,265,433

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$17,525	$—	$(11,250)	$6,275	$6,315,815	$327,445	$50,451
2.25%, 07/02/19	5,250	2,500	—	7,750	7,808,335	131,849	—
2.40%, 10/18/19	2,250	10,500	—	12,750	12,900,191	150,093	—
2.45%, 11/05/20	—	2,400	—	2,400	2,424,218	—	—
2.60%, 07/21/20	—	11,000	—	11,000	11,174,466	153,135	—
2.70%, 11/01/22	25,550	19,287	(35,250)	9,587	9,419,403	619,444	(40,252)
2.95%, 01/30/23	5,800	1,500	—	7,300	7,301,418	177,735	—
2.95%, 02/23/25	—	17,300	—	17,300	17,177,729	286,878	—
3.80%, 07/25/23	19,928	1,225	(5,500)	15,653	16,476,149	630,157	166,759
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	10,470	2,070	—	12,540	12,946,641	431,415	—
PNC Funding Corp.
3.30%, 03/08/22	8,069	1,500	—	9,569	9,922,566	238,355	—
4.38%, 08/11/20	3,773	6,951	—	10,724	11,629,478	241,583	—
5.13%, 02/08/20	3,965	—	—	3,965	4,366,776	122,210	—

					$129,863,185	$3,510,299	$176,958

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$2,190,025,940	$1,565,472,187
iBoxx $ Investment Grade Corporate Bond	103,148,598	84,873,565	4,556,107,390	2,758,811,257

158	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$14,673,838,874	$15,561,804,233
iBoxx $ Investment Grade Corporate Bond	19,211,417,256	16,674,166,978

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares $ iBoxx High Yield Corporate Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

160	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$(211,898,459)	$—	$211,898,459
iBoxx $ Investment Grade Corporate Bond	88,030,167	—	(88,030,167)

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
iBoxx $ High Yield Corporate Bond
Ordinary income	$826,678,362	$728,101,752

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$766,535,606	$608,603,942

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
iBoxx $ High Yield Corporate Bond	$62,175,544	$(280,131,210)	$(1,653,404,289)	$(185,049,346)	$(2,056,409,301)
iBoxx $ Investment Grade Corporate Bond	67,846,436	(29,965,426)	(430,379,582)	(101,345,649)	(493,844,221)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$273,456,668	$6,496,723	$177,819	$280,131,210
iBoxx $ Investment Grade Corporate Bond	29,965,426	—	—	29,965,426

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$21,016,449,059	$56,792,719	$(1,710,197,008)	$(1,653,404,289)
iBoxx $ Investment Grade Corporate Bond	27,726,484,019	233,621,968	(664,001,550)	(430,379,582)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

162	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	163

Notes:

164	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	165

Notes:

166	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Commodities Select Strategy ETF | COMT | NASDAQ

Fund Performance Overview

iSHARES® COMMODITIES SELECT STRATEGY ETF

Performance as of April 30, 2016

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was -2.08%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(21.16)%	(23.94)%	(21.16)%	(34.43)%
Fund Market	(21.06)%	(23.94)%	(21.06)%	(34.43)%
S&P GSCI Commodity Total Return Index	(29.26)%	(31.26)%	(29.26)%	(43.90)%

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Commodity Total Return Index is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.20	$2.36	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector/Investment Type	% of Net Assets

Base Metal Equities	11.16%
Agriculture Equities	6.82
Precious Metals Equities	6.58
Timber Equities	4.66
Energy Equities	1.97
Short-term	70.63
Cash	4.37
Other Assets, Less Liabilities	(6.19)

TOTAL	100.00%

COMMODITY-LINKED FUTURES

As of 4/30/16

Sector Exposure [1]	% of Net Assets

Energy Futures	42.82%
Agriculture Futures	14.66
Base Metals Futures	6.45
Livestock Futures	3.80
Precious Metals Futures	1.00

TOTAL	68.73%

[1]	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2016

Security	Shares	Value
COMMON STOCKS — 31.18%

AGRICULTURAL & FARM MACHINERY — 1.29%
AGCO Corp.	7,362	$393,646
CNH Industrial NV	103,166	798,505
Deere & Co.	31,103	2,616,073

		3,808,224
AGRICULTURAL PRODUCTS — 1.14%
Archer-Daniels-Midland Co.	59,043	2,358,177
Bunge Ltd.	14,129	883,063
Fresh Del Monte Produce Inc.	3,317	143,493

		3,384,733
ALUMINUM — 1.10%
Alcoa Inc.	259,178	2,895,018
Aluminum Corp. of China Ltd.[a]	31,097	262,459
Constellium NVa	16,783	97,845

		3,255,322
COAL & CONSUMABLE FUELS — 0.00%
Cameco Corp.	971	12,147
Yanzhou Coal Mining Co. Ltd.	459	2,580

		14,727
DIVERSIFIED METALS & MINING — 10.06%
BHP Billiton Ltd. ADR[b]	319,059	9,999,309
BHP Billiton PLC	209,983	5,789,231
Freeport-McMoRan Inc.	248,919	3,484,866
HudBay Minerals Inc.	46,774	232,935
Nevsun Resources Ltd.	31,792	118,902
Rio Tinto PLC ADR[b]	241,228	8,119,735
Teck Resources Ltd. Class B	92,433	1,132,304
Turquoise Hill Resources Ltd.[a]	196,064	584,271
Vedanta Ltd. ADR	54,529	342,442

		29,803,995
FERTILIZERS & AGRICULTURAL CHEMICALS — 4.39%
Agrium Inc.	13,469	1,159,950
CF Industries Holdings Inc.	22,722	751,416
FMC Corp.	13,029	563,635
Israel Chemicals Ltd.[a]	49,721	244,130
Monsanto Co.	42,913	4,020,090
Mosaic Co. (The)	34,364	961,848
Potash Corp. of Saskatchewan Inc.	81,526	1,444,641
Sociedad Quimica y Minera de Chile SA ADR	9,036	188,220
Syngenta AG ADR	45,391	3,657,153

		12,991,083

Security	Shares	Value
FOREST PRODUCTS — 0.04%
Deltic Timber Corp.[b]	2,007	$125,437

		125,437
GOLD — 5.93%
Agnico Eagle Mines Ltd.	28,763	1,357,901
Alamos Gold Inc. Class Aa	34,558	248,818
AngloGold Ashanti Ltd.[a]	52,805	868,642
B2Gold Corp.[a,b]	121,754	270,294
Barrick Gold Corp.	153,012	2,963,842
Cia. de Minas Buenaventura SA ADR[a]	24,254	246,178
Eldorado Gold Corp.	94,111	396,207
Franco-Nevada Corp.	23,283	1,633,535
Gold Fields Ltd.	91,074	428,048
Goldcorp Inc.	109,050	2,197,358
IAMGOLD Corp.[a]	51,723	175,858
Kinross Gold Corp.[a]	161,531	920,727
New Gold Inc.[a]	66,910	314,477
Newmont Mining Corp.	69,496	2,430,275
NovaGold Resources Inc.[a]	30,614	198,685
Pretium Resources Inc.[a,b]	17,085	140,610
Randgold Resources Ltd. ADR	12,067	1,212,734
Sibanye Gold Ltd.	21,627	333,056
Tahoe Resources Inc.	42,764	604,255
Yamana Gold Inc.	124,377	615,666

		17,557,166
INTEGRATED OIL & GAS — 1.12%
BP PLC ADR	8,014	269,110
Cenovus Energy Inc.	2,201	34,864
Chevron Corp.	4,974	508,243
China Petroleum & Chemical Corp.	674	47,699
Ecopetrol SA ADR	706	7,018
Eni SpA	3,551	116,366
Exxon Mobil Corp.	10,968	969,571
Imperial Oil Ltd.	672	22,163
InterOil Corp.[a]	109	3,648
Occidental Petroleum Corp.	2,033	155,829
Petrobras Argentina SA ADR	188	1,211
PetroChina Co. Ltd.	573	41,863
Petroleo Brasileiro SA ADR[a,b]	3,931	30,308
Royal Dutch Shell PLC Class A ADR	5,559	294,016
Royal Dutch Shell PLC Class B ADR	4,946	263,869

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2016

Security	Shares	Value
Sasol Ltd.	1,370	$44,922
Statoil ASA	2,779	48,883
Suncor Energy Inc.	4,213	123,736
Total SA ADR	6,441	326,881
YPF SA ADR	447	9,007

		3,319,207
OIL & GAS DRILLING — 0.03%
Ensco PLC Class A	732	8,755
Helmerich & Payne Inc.	324	21,423
Nabors Industries Ltd.	870	8,526
Noble Corp. PLC	757	8,501
Precision Drilling Corp.	997	5,184
Rowan Companies PLC Class A	399	7,505
Seadrill Ltd.[a,b]	1,258	6,013
Transocean Ltd.[b]	1,049	11,623

		77,530
OIL & GAS EQUIPMENT & SERVICES — 0.18%
Amec Foster Wheeler PLC ADR	1,014	7,453
Baker Hughes Inc.	1,089	52,664
C&J Energy Services Ltd.[a,b]	112	162
Core Laboratories NV	117	15,638
FMC Technologies Inc.[a]	564	17,196
Frank’s International NV	89	1,482
Halliburton Co.	2,135	88,197
McDermott International Inc.[a]	622	2,824
National Oilwell Varco Inc.	935	33,698
Oceaneering International Inc.	257	9,419
Schlumberger Ltd.	3,458	277,816
Tenaris SA ADR	587	15,890
Weatherford International PLC[a]	2,194	17,837

		540,276
OIL & GAS EXPLORATION & PRODUCTION — 0.37%
Advantage Oil & Gas Ltd.[a]	663	3,792
Anadarko Petroleum Corp.	1,379	72,756
Antero Resources Corp.[a,b]	249	7,047
Apache Corp.	1,026	55,814
Baytex Energy Corp.	577	2,943
Cabot Oil & Gas Corp.	1,263	29,554
Canadian Natural Resources Ltd.	2,968	89,099
Chesapeake Energy Corp.	1,446	9,934
Cimarex Energy Co.	257	27,982
CNOOC Ltd.	436	53,815
Concho Resources Inc.[a,b]	362	42,054
ConocoPhillips	3,352	160,192

Security	Shares	Value
Continental Resources Inc./OKa,b	254	$9,464
Crescent Point Energy Corp.	1,372	23,077
Devon Energy Corp.	1,384	47,997
Encana Corp.	2,359	18,070
Energen Corp.	263	11,175
Enerplus Corp.	569	3,130
EOG Resources Inc.	1,491	123,186
EQT Corp.	433	30,353
Hess Corp.	723	43,105
Kosmos Energy Ltd.[a,b]	392	2,540
Marathon Oil Corp.	2,288	32,238
Murphy Oil Corp.	452	16,154
Noble Energy Inc.	1,163	41,996
Pioneer Natural Resources Co.	445	73,915
Range Resources Corp.	460	20,291
Southwestern Energy Co.[a]	1,076	14,451
Vermilion Energy Inc.	304	10,464
Whiting Petroleum Corp.[a,b]	564	6,768

		1,083,356
OIL & GAS REFINING & MARKETING — 0.10%
Cosan Ltd.	612	3,293
HollyFrontier Corp.	516	18,370
Marathon Petroleum Corp.	1,539	60,144
Phillips 66	1,365	112,080
Tesoro Corp.	347	27,652
Valero Energy Corp.	1,368	80,534

		302,073
OIL & GAS STORAGE & TRANSPORTATION — 0.16%
Cheniere Energy Inc.[a]	578	22,473
Columbia Pipeline Group Inc.	981	25,133
DHT Holdings Inc.	212	1,217
Dorian LPG Ltd.[a,b]	70	711
Enbridge Inc.	2,268	94,213
Euronav SAa	302	3,283
Frontline Ltd./Bermuda	163	1,343
GasLog Ltd.	106	1,358
Gener8 Maritime Inc.[a]	188	1,359
Golar LNG Ltd.	219	3,631
Kinder Morgan Inc./DE	4,490	79,742
Navigator Holdings Ltd.[a]	81	1,235
Nordic American Tankers Ltd.[b]	243	3,745
ONEOK Inc.	515	18,617
Pembina Pipeline Corp.	919	27,561
Scorpio Tankers Inc.	443	2,773

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2016

Security	Shares	Value
Ship Finance International Ltd.[b]	161	$2,442
Spectra Energy Corp.	1,648	51,533
Teekay Corp.	117	1,310
Teekay Tankers Ltd. Class A	293	1,155
TransCanada Corp.	1,723	71,487
Tsakos Energy Navigation Ltd.	189	1,202
Ultrapar Participacoes SA ADR	1,065	22,344
Williams Companies Inc. (The)	1,675	32,478

		472,345
PAPER PACKAGING — 2.49%
International Paper Co.	77,179	3,339,535
Packaging Corp. of America	17,692	1,147,857
Sonoco Products Co.	18,973	889,644
WestRock Co.	47,650	1,994,153

		7,371,189
PAPER PRODUCTS — 0.24%
Fibria Celulose SA ADR	41,614	368,700
KapStone Paper and Packaging Corp.	16,124	256,210
Resolute Forest Products Inc.[a]	17,226	100,083

		724,993
PRECIOUS METALS & MINERALS — 0.05%
Dominion Diamond Corp.[a]	12,347	141,744

		141,744
SILVER — 0.60%
First Majestic Silver Corp.[a,b]	22,228	236,506
Pan American Silver Corp.	21,711	340,211
Silver Wheaton Corp.	57,648	1,207,726

		1,784,443
SPECIALIZED REITS — 1.89%
Potlatch Corp.	7,647	269,327
Rayonier Inc.[b]	23,039	568,603
Weyerhaeuser Co.	148,177	4,759,445

		5,597,375

TOTAL COMMON STOCKS
(Cost: $93,795,943)		92,355,217

PREFERRED STOCKS — 0.01%

INTEGRATED OIL & GAS — 0.01%
Petroleo Brasileiro SA ADR[a]	5,400	31,860

		31,860

TOTAL PREFERRED STOCKS
(Cost: $36,561)		31,860

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS — 70.63%

MONEY MARKET FUNDS — 13.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	18,396,297	$18,396,297
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,003,748	1,003,748
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d,f]	21,840,604	21,840,604

		41,240,649
U.S. GOVERNMENT OBLIGATIONS — 56.71%
U.S. Treasury Bill[g]
0.35%, 05/05/16	$4,000,000	3,999,960
0.18%, 05/19/16	5,000,000	4,999,635
0.19%, 05/26/16	5,000,000	4,999,450
0.30% - 0.31%, 06/09/16	41,000,000	40,993,973
0.29%, 06/16/16	5,000,000	4,999,115
0.30%, 06/30/16	7,000,000	6,998,208
0.21% - 0.24%, 07/07/16	53,000,000	52,985,637
0.23%, 07/14/16	43,000,000	42,985,165
0.23%, 07/21/16	5,000,000	4,997,915

		167,959,058

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,154,509)		209,199,707

TOTAL INVESTMENTS IN SECURITIES — 101.82%
(Cost: $302,987,013)		301,586,784
Other Assets, Less Liabilities — (1.82)%		(5,394,656)

NET ASSETS — 100.00%		$296,192,128

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Includes portion held by the Subsidiary in the amount of $13,674,652.
[g]	Rates shown are the discount rate or range of discount rates at time of purchase.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2016

Open futures contracts as of April 30, 2016 were as follows:h

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Current Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	156	Dec. 2016	London Metal	$6,553,950	$540,560
Brent Crude Oil	804	Jul. 2016	New York Mercantile	38,085,480	3,737,555
Cattle Feeder	25	Nov. 2016	Chicago Mercantile Exchange	1,695,625	(188,491)
Cocoa	41	Dec. 2016	ICE Futures U.S.	1,313,640	130,807
Coffee	46	Dec. 2016	ICE Futures U.S.	2,169,188	(36,367)
Copper	63	Jun. 2016	London Metal	7,965,169	538,337
Corn	605	Jul. 2016	Chicago Board of Trade	11,850,438	804,531
Cotton	102	Jul. 2016	ICE Futures U.S.	3,252,270	186,268
Gasoline RBOB	219	Oct. 2016	NYMEX	13,089,674	2,401,974
Gold	20	Dec. 2016	COMEX	2,592,600	83,979
KC Red Wheat	87	Jul. 2016	Chicago Board of Trade	2,081,475	(49,480)
Lead	31	Jul. 2016	London Metal	1,399,456	(22,590)
Lean Hogs	137	Oct. 2016	Chicago Mercantile	3,820,930	63,391
Live Cattle	125	Jun. 2016	Chicago Mercantile	5,746,250	(706,860)
Low Sulphur Gasoil	258	Dec. 2016	ICE Futures U.S.	11,248,800	1,079,776
Natural Gas	268	Sep. 2016	New York Mercantile	6,584,760	90,795
Nickel	20	Dec. 2016	London Metal	1,140,480	92,974
NY Harbor ULSD	175	Jan. 2017	NYSE	10,950,030	953,170
Silver	4	Dec. 2016	COMEX	358,480	37,645
Soybean	163	Nov. 2016	Chicago Board of Trade	8,213,163	897,168
Sugar	293	Oct. 2016	ICE Futures U.S.	5,444,174	606,922
Wheat	373	Jul. 2016	Chicago Board of Trade	9,110,525	292,152
WTI Crude Oil	969	Jan. 2017	ICE Futures Europe	46,880,220	3,980,440
Zinc	42	Dec. 2016	London Metal	2,045,400	145,690

Net Unrealized Appreciation					$15,660,346

[h]	Represents positions held in the Subsidiary.

See notes to consolidated financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$261,746,364
Affiliated (Note 2)	41,240,649

Total cost of investments	$302,987,013

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$260,346,135
Affiliated (Note 2)	41,240,649

Total fair value of investments	301,586,784
Cash[b]	842
Cash pledged to broker[b]	12,946,636
Receivables:
Dividends and interest	149,051
Futures variation margin[b]	1,296,156
Tax reclaims	36,883

Total Assets	316,016,352

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	19,400,045
Futures variation margin[b]	316,227
Foreign taxes (Note 1)	22
Investment advisory fees (Note 2)	107,930

Total Liabilities	19,824,224

NET ASSETS	$296,192,128

Net assets consist of:
Paid-in capital	$327,479,158
Distributions in excess of net investment income	(1,448,018)
Accumulated net realized loss	(44,100,295)
Net unrealized appreciation	14,261,283

NET ASSETS	$296,192,128

Shares outstanding[c]	9,200,000

Net asset value per share	$32.19

[a]	Securities on loan with values of $18,914,525. See Note 1.
[b]	Represents assets or liabilities held in the Subsidiary.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statement of Operations (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,117,250
Dividends — affiliated (Note 2)	17,289
Interest — unaffiliated	91,870
Miscellaneous income	57,792
Securities lending income — affiliated — net (Note 2)	40,552

Total investment income	1,324,753

EXPENSES
Investment advisory fees (Note 2)	555,493

Total expenses	555,493
Less investment advisory fees waived (Note 2)	(2,243)

Net expenses	553,250

Net investment income	771,503

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,530,563)
In-kind redemptions — unaffiliated	(725,128)
Futures contracts	(25,665,542)
Foreign currency transactions	(382)

Net realized loss	(40,921,615)

Net change in unrealized appreciation/depreciation on:
Investments	22,509,299
Futures contracts	21,312,427
Translation of assets and liabilities in foreign currencies	2

Net change in unrealized appreciation/depreciation	43,821,728

Net realized and unrealized gain	2,900,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,671,616

[a]	Net of foreign withholding tax of $49,915.

See notes to consolidated financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® COMMODITIES SELECT STRATEGY ETF

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$771,503	$1,440,157
Net realized loss	(40,921,615)	(40,320,094)
Net change in unrealized appreciation/depreciation	43,821,728	(29,819,254)

Net increase (decrease) in net assets resulting from operations	3,671,616	(68,699,191)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(671,007)	(3,140,724)
Return of capital	—	(31,122)

Total distributions to shareholders	(671,007)	(3,171,846)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,602,944	323,459,573
Cost of shares redeemed	(25,268,246)	(18,004,803)

Net increase in net assets from capital share transactions	39,334,698	305,454,770

INCREASE IN NET ASSETS	42,335,307	233,583,733

NET ASSETS
Beginning of period	253,856,821	20,273,088

End of period	$296,192,128	$253,856,821

Distributions in excess of net investment income included in net assets at end of period	$(1,448,018)	$(1,548,514)

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	7,800,000
Shares redeemed	(900,000)	(500,000)

Net increase in shares outstanding	1,500,000	7,300,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® COMMODITIES SELECT STRATEGY ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from Oct. 15, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$32.97	$50.68	$50.04

Income from investment operations:
Net investment income (loss)[b]	0.10	0.26	(0.01)
Net realized and unrealized gain (loss)[c]	(0.80)	(17.35)	0.65

Total from investment operations	(0.70)	(17.09)	0.64

Less distributions from:
Net investment income	(0.08)	(0.61)	—
Return of capital	—	(0.01)	—

Total distributions	(0.08)	(0.62)	—

Net asset value, end of period	$32.19	$32.97	$50.68

Total return	(2.08)%[d]	(33.88)%	1.28%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$296,192	$253,857	$20,273
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of expenses to average net assets prior to waived fees[e]	0.48%	0.48%	n/a
Ratio of net investment income to average net assets[e]	0.67%	0.68%	(0.23)%
Portfolio turnover rate[f]	35%	76%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Commodities Select Strategy	Non-diversified

The Fund carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Investments in the Subsidiary enable the Fund to hold the commodity-linked investments and satisfy regulated investment company tax requirements. The accompanying consolidated schedule of investments and consolidated financial statements for the Fund include the positions and accounts, respectively, of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

The following table shows a summary of selected financial information of the Subsidiary included in the consolidated financial statements of the Fund, as of and for the six months ended April 30, 2016:

Consolidated Statement of Assets and Liabilities
Total Assets	$27,920,799
Total Liabilities	316,227

Net Assets	$27,604,572

Consolidated Statement of Operations
Net investment income	$68,436
Net realized gain (loss) from:
Futures contracts	(25,665,542)
Net change in unrealized appreciation/depreciation on:
Futures contracts	21,312,427

Net increase in net assets resulting from operations	$(4,284,679)

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stocks	$92,355,217	$—	$—	$92,355,217
Preferred Stocks	31,860	—	—	31,860
Money Market Funds	41,240,649	—	—	41,240,649
U.S. Government Obligations	—	167,959,058	—	167,959,058

Total	$133,627,726	$167,959,058	$—	$301,586,784

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$16,664,134	$—	$—	$16,664,134
Liabilities:
Futures Contracts	(1,003,788)	—	—	(1,003,788)

Total	$15,660,346	$—	$—	$15,660,346

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of April 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

(“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedule of investments. The securities on loan for the Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Fund with regard to the reinvestment of cash collateral received for securities on loan. The Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Citigroup Global Markets Inc.	$8,080,751	$8,080,751	$—
Credit Suisse Securities (USA) LLC	10,499	10,499	—
Deutsche Bank Securities Inc.	16,824	16,824	—
Jefferies LLC	32,698	32,698	—
JPMorgan Clearing Corp.	10,195,978	10,195,978	—
Merrill Lynch, Pierce, Fenner & Smith	577,762	577,762	—
State Street Bank & Trust Company	13	13	—

	$18,914,525	$18,914,525	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund and the Subsidiary.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2019 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $10,825.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $26,078,555 and $30,045,847, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $19,798,182 and $7,708,285, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of April 30, 2016 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Commodity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$16,664,134

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Liabilities
Commodity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$1,003,788

[b]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended April 30, 2016 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Commodity contracts:
Futures contracts	$(25,665,542)	$21,312,427

The following table shows the average quarter-end balances of open futures contracts for the six months ended April 30, 2016:

Average value of contracts purchased	$171,855,935

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy;

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests all or substantially all of its assets in securities and derivatives linked to commodities or commodities markets. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, political instability, changes in interest rates and monetary and other governmental policies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit volatility attributable to commodity prices.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes and any net income or net gains will pass through to the Fund as such. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s financial statements for such investments held by the Subsidiary may differ significantly from distributions. In addition, if a net loss is realized by the Subsidiary in any taxable year, the loss will not be available to offset the Fund’s ordinary income and/or capital gains for that year.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $2,622,925 available to offset future realized capital gains.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

As of April 30, 2016, the cost of investments for federal income tax purposes was $305,091,282. Net unrealized depreciation was $3,504,498, of which $9,091,574 represented gross unrealized appreciation on securities and $12,596,072 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.075484	$—	$—	$0.075484	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	25

Notes:

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Edge U.S. Fixed Income Balanced Risk ETF | FIBR | BATS

Fund Performance Overview

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Performance as of April 30, 2016

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) (formerly the iShares U.S. Fixed Income Balanced Risk ETF) seeks total return and preservation of capital by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated investment-grade and high-yield fixed-income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.70%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.58%	2.68%	2.58%	3.17%
Fund Market	2.26%	2.45%	2.26%	2.90%
Barclays U.S. Aggregate Bond Index	2.72%	2.36%	2.72%	2.80%

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

The Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.00	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector/Investment Type	Percentage of Total Investments [1]

Mortgage-Backed Securities	33.46%
Financial	24.60
Consumer Non-Cyclical	12.50
Communications	8.83
Consumer Cyclical	5.19
Energy	4.66
Industrial	3.31
Utilities	2.91
Technology	2.60
Basic Materials	1.81
Diversified	0.13

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	33.70%
Aa	3.11
A	18.90
Baa	27.27
Ba	9.06
B	5.60
Caa	1.64
Not Rated	0.72

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.32%

ADVERTISING — 0.17%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$100	$104,190

		104,190
AEROSPACE & DEFENSE — 1.37%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	200	215,119
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	40	41,148
Northrop Grumman Corp.
1.75%, 06/01/18	200	201,427
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a]	35	34,300
TransDigm Inc.
7.50%, 07/15/21 (Call 07/15/16)	100	104,550
United Technologies Corp.
4.50%, 04/15/20	200	220,935

		817,479
AGRICULTURE — 1.93%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	155,227
2.85%, 08/09/22	150	155,329
9.25%, 08/06/19	150	186,224
Philip Morris International Inc.
2.13%, 05/10/23	70	69,498
2.75%, 02/25/26 (Call 11/25/25)	70	70,657
Reynolds American Inc.
2.30%, 06/12/18	140	142,611
4.45%, 06/12/25 (Call 03/12/25)	135	149,161
8.13%, 06/23/19	100	118,836
Vector Group Ltd.
7.75%, 02/15/21 (Call 05/31/16)	100	105,250

		1,152,793
AIRLINES — 0.05%
American Airlines Group Inc.
4.63%, 03/01/20[a]	30	29,475

		29,475
APPAREL — 0.18%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	100	107,250

		107,250

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 1.60%
Ford Motor Credit Co. LLC
2.46%, 03/27/20	$200	$200,217
General Motors Co.
4.00%, 04/01/25	100	100,234
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	100	100,369
3.50%, 07/10/19	100	103,289
4.00%, 01/15/25 (Call 10/15/24)	100	100,227
4.20%, 03/01/21 (Call 02/01/21)	100	105,141
5.25%, 03/01/26 (Call 12/01/25)	60	65,232
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	183,155

		957,864
AUTO PARTS & EQUIPMENT — 0.35%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	56	59,220
ZF North America Capital Inc.
4.75%, 04/29/25[a]	150	152,062

		211,282
BANKS — 18.94%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,539
Bank of America Corp.
1.70%, 08/25/17	100	99,972
5.65%, 05/01/18	250	268,052
5.88%, 01/05/21	250	286,076
7.63%, 06/01/19	400	463,790
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	250	255,791
2.60%, 08/17/20 (Call 07/17/20)	120	123,731
Bank of Nova Scotia (The)
1.45%, 04/25/18	250	249,654
2.45%, 03/22/21	100	100,969
Barclays PLC
2.00%, 03/16/18	200	198,826
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	202,317
BNP Paribas SA
2.40%, 12/12/18	100	101,727
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,102

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
CIT Group Inc.
3.88%, 02/19/19[b]	$100	$100,500
Citigroup Inc.
1.70%, 04/27/18	100	99,901
2.05%, 12/07/18	100	100,502
2.50%, 09/26/18	250	254,088
4.50%, 01/14/22	100	109,289
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	252,433
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	250	252,735
3.75%, 03/26/25	250	242,644
Deutsche Bank AG/London
1.40%, 02/13/17	100	99,940
2.50%, 02/13/19	50	50,103
Discover Bank/Greenwood DE
2.00%, 02/21/18	250	249,772
Fifth Third Bancorp.
5.45%, 01/15/17	200	204,960
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	201,859
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	250	253,652
2.75%, 09/15/20 (Call 08/15/20)	30	30,438
3.50%, 01/23/25 (Call 10/23/24)	450	454,337
5.25%, 07/27/21	200	224,965
5.95%, 01/18/18	250	267,552
HSBC Holdings PLC
3.40%, 03/08/21	200	206,974
4.25%, 08/18/25	200	200,474
HSBC USA Inc.
1.50%, 11/13/17	200	200,087
1.70%, 03/05/18	180	179,767
JPMorgan Chase & Co.
1.63%, 05/15/18	350	350,586
2.55%, 03/01/21 (Call 02/01/21)	100	101,346
3.13%, 01/23/25 (Call 10/23/24)	350	350,691
3.88%, 09/10/24	100	102,926
4.63%, 05/10/21	100	110,476
6.30%, 04/23/19	350	394,139
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	265,448

Security	Principal (000s)	Value
Lloyds Bank PLC
1.75%, 05/14/18	$200	$199,915
Morgan Stanley
2.20%, 12/07/18	50	50,440
2.38%, 07/23/19	300	303,100
3.75%, 02/25/23	200	208,323
4.88%, 11/01/22	150	162,538
5.75%, 10/18/16	250	255,332
Series F
5.55%, 04/27/17	300	311,969
Royal Bank of Scotland Group PLC
6.13%, 12/15/22[b]	200	213,835
State Street Corp.
4.96%, 03/15/18	100	104,798
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	252,393
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	100	104,218
Wells Fargo & Co.
2.15%, 01/15/19	250	254,143
2.50%, 03/04/21	100	101,464
3.00%, 01/22/21	100	103,436
4.48%, 01/16/24	100	108,194

		11,332,228
BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	125,586
2.65%, 02/01/21 (Call 01/01/21)	65	66,787
3.30%, 02/01/23 (Call 12/01/22)	100	104,294
3.65%, 02/01/26 (Call 11/01/25)	50	52,718
Constellation Brands Inc.
4.75%, 12/01/25[b]	35	37,144
PepsiCo Inc.
2.85%, 02/24/26 (Call 11/24/25)	30	30,841

		417,370
BIOTECHNOLOGY — 0.98%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	101,965
Biogen Inc.
2.90%, 09/15/20	30	31,023
Celgene Corp.
2.88%, 08/15/20	200	206,493

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
Gilead Sciences Inc.
2.35%, 02/01/20	$100	$102,426
2.55%, 09/01/20	75	77,399
3.65%, 03/01/26 (Call 12/01/25)	60	64,062

		583,368
BUILDING MATERIALS — 0.55%
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,600
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a,b]	100	104,250
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	15	15,112
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100	106,500
7.50%, 06/15/21	50	60,250

		326,712
CHEMICALS — 1.08%
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	200	232,835
Monsanto Co.
2.75%, 07/15/21	200	203,310
PolyOne Corp.
5.25%, 03/15/23[b]	100	100,250
RPM International Inc.
6.13%, 10/15/19	100	110,975

		647,370
COMMERCIAL SERVICES — 1.93%
ADT Corp. (The)
5.25%, 03/15/20	100	104,000
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a,b]	40	30,500
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	75	77,084
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a]	100	104,750
RR Donnelley & Sons Co.
6.00%, 04/01/24	100	90,000
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	37,275
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	199,501
3.75%, 08/15/21 (Call 06/15/21)	200	207,270

Security	Principal (000s)	Value
Team Health Inc.
7.25%, 12/15/23 (Call 12/15/18)[a,b]	$80	$84,950
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,837
4.80%, 04/01/26 (Call 01/01/26)	40	41,831
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	153,169

		1,156,167
COMPUTERS — 1.43%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	95	97,061
2.85%, 02/23/23 (Call 12/23/22)	75	77,312
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	65	55,250
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[a]	150	153,002
4.90%, 10/15/25 (Call 07/15/25)[a]	100	103,690
International Business Machines Corp.
7.63%, 10/15/18	250	286,968
Seagate HDD Cayman Islands
4.75%, 01/01/25	50	37,846
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	45	43,763

		854,892
DISTRIBUTION & WHOLESALE — 0.18%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	100	105,000

		105,000
DIVERSIFIED FINANCIAL SERVICES — 5.28%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
5.00%, 10/01/21[b]	150	158,250
Ally Financial Inc.
5.13%, 09/30/24	150	157,125
American Express Credit Corp.
2.25%, 08/15/19	200	203,038
BP Capital Markets PLC
2.52%, 01/15/20	150	153,427
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,507
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250	249,814
5.00%, 05/15/18	250	264,542

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	$200	$204,620
General Electric Co.
4.38%, 09/16/20	200	221,309
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	36,262
4.00%, 10/15/23	150	157,209
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	100	102,560
National Financial Partners Corp.
9.00%, 07/15/21 (Call 07/15/16)[a]	100	99,500
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	243,001
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 06/01/22 (Call 12/01/17)	50	42,875
Navient Corp.
5.00%, 10/26/20	100	95,500
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	40	37,600
Springleaf Finance Corp.
5.25%, 12/15/19	100	94,875
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	150	149,840
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	100	102,508
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	75	78,017
3.15%, 12/14/25 (Call 09/14/25)	55	57,696

		3,160,075
ELECTRIC — 3.74%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)[b]	200	229,500
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	102,353
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	53,734
Black Hills Corp.
2.50%, 01/11/19	45	45,730
3.95%, 01/15/26 (Call 07/15/25)	50	52,486

Security	Principal (000s)	Value
Dominion Resources Inc./VA
5.20%, 08/15/19	$100	$109,391
Series A
1.40%, 09/15/17	100	99,700
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	200,831
3.55%, 09/15/21 (Call 06/15/21)	100	104,875
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	100	98,778
Exelon Corp.
1.55%, 06/09/17	30	29,944
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,100
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	102,664
Ohio Power Co. Series M
5.38%, 10/01/21	100	114,046
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	98,907
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	101,246
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	152,706
Southern Co. (The)
2.45%, 09/01/18	150	152,316
Southern Power Co.
1.85%, 12/01/17	100	100,606
4.15%, 12/01/25 (Call 09/01/25)	50	51,095
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[a]	100	93,000
6.50%, 06/01/25 (Call 06/01/20)	45	39,941

		2,234,949
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[b]	100	89,750

		89,750
ELECTRONICS — 0.32%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	100	101,102
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	90	89,775

		190,877

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
ENTERTAINMENT — 0.58%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[b]	$100	$105,500
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a,b]	200	202,500
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	41,325

		349,325
ENVIRONMENTAL CONTROL — 0.27%
Waste Management Inc.
6.10%, 03/15/18	150	162,918

		162,918
FOOD — 2.73%
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)[b]	100	101,625
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	79	79,886
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a]	100	93,000
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,571
Kellogg Co.
3.25%, 04/01/26	50	51,417
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	250	252,436
2.25%, 06/05/17	100	100,842
3.95%, 07/15/25 (Call 04/15/25)[a]	100	106,858
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	152,794
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	150	152,645
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	100	101,750
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[a]	25	27,187
8.00%, 07/15/25 (Call 07/15/20)[a,b]	25	27,719
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	90	92,120
3.30%, 07/15/26 (Call 04/15/26)	55	56,231
3.75%, 10/01/25 (Call 07/01/25)	55	58,384
U.S. Foods Inc.
8.50%, 06/30/19 (Call 05/31/16)[b]	50	51,312

		1,631,777

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.17%
Clearwater Paper Corp.
5.38%, 02/01/25[a,b]	$100	$99,500

		99,500
HEALTH CARE — PRODUCTS — 2.35%
Becton Dickinson and Co.
1.80%, 12/15/17	150	150,667
Boston Scientific Corp.
2.85%, 05/15/20	25	25,547
3.38%, 05/15/22	150	154,934
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	50	41,875
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	50	43,750
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a]	45	44,775
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[a,b]	85	88,081
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 05/31/16)	100	101,065
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	25	24,000
St. Jude Medical Inc.
2.00%, 09/15/18	35	35,348
Stryker Corp.
1.30%, 04/01/18	150	149,798
2.00%, 03/08/19	25	25,262
3.38%, 11/01/25 (Call 08/01/25)	65	67,661
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	167,887
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/16)	50	46,690
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	55	54,915
2.70%, 04/01/20 (Call 03/01/20)	180	183,158

		1,405,413
HEALTH CARE — SERVICES — 1.42%
Anthem Inc.
2.30%, 07/15/18	100	101,355
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)[a]	30	31,575

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	$100	$108,875
HCA Inc.
3.75%, 03/15/19	100	102,750
5.38%, 02/01/25	100	102,250
Humana Inc.
2.63%, 10/01/19	50	50,907
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	146,166
UnitedHealth Group Inc.
2.13%, 03/15/21	75	75,678
2.88%, 03/15/22 (Call 12/15/21)	100	103,662
3.10%, 03/15/26	25	25,755

		848,973
HOLDING COMPANIES — DIVERSIFIED — 0.17%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	100	102,250

		102,250
HOME BUILDERS — 0.44%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a]	100	90,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	103,437
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[a,b]	45	45,337
6.13%, 04/01/25 (Call 04/01/20)[a,b]	25	25,188

		263,962
HOME FURNISHINGS — 0.05%
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)[b]	30	31,200

		31,200
HOUSEHOLD PRODUCTS & WARES — 0.44%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	100	106,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 05/31/16)	150	155,812

		261,812

Security	Principal (000s)	Value
HOUSEWARES — 0.17%
Newell Brands Inc.
2.15%, 10/15/18	$50	$49,856
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	50	52,125

		101,981
INSURANCE — 3.66%
Aflac Inc.
2.40%, 03/16/20[b]	300	307,506
Allstate Corp. (The) VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	25	25,687
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	30,919
5.85%, 01/16/18	250	268,175
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	100,987
3.88%, 12/15/25 (Call 09/15/25)	40	41,132
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	150	166,296
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	25	25,655
3.13%, 03/15/26 (Call 12/15/25)	60	62,468
Chubb INA Holdings Inc.
3.35%, 05/15/24	100	105,125
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,750
First American Financial Corp.
4.60%, 11/15/24	50	50,996
Genworth Holdings Inc.
7.63%, 09/24/21	100	84,000
Markel Corp.
3.63%, 03/30/23[b]	50	50,477
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	151,313
3.75%, 03/14/26 (Call 12/14/25)	100	103,531
MetLife Inc.
4.75%, 02/08/21	150	167,012
Prudential Financial Inc.
6.10%, 06/15/17	100	105,074
Radian Group Inc.
5.25%, 06/15/20[b]	100	100,750

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	$100	$101,822
XLIT Ltd.
5.75%, 10/01/21	100	113,655

		2,188,330
INTERNET — 2.16%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,842
3.60%, 11/28/24 (Call 08/28/24)	200	202,471
Baidu Inc.
2.75%, 06/09/19	250	253,232
eBay Inc.
1.35%, 07/15/17	100	99,855
2.20%, 08/01/19 (Call 07/01/19)	100	100,726
2.50%, 03/09/18	100	101,599
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	101,222
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	102,750
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	45	46,238
6.38%, 05/15/25 (Call 05/15/20)	50	52,000
6.38%, 05/15/25 (Call 05/15/20)[a]	30	31,200

		1,291,135
IRON & STEEL — 0.44%
ArcelorMittal
10.85%, 06/01/19	150	171,750
U.S. Steel Corp.
7.38%, 04/01/20[b]	100	94,250

		266,000
LODGING — 0.17%
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100	100,471

		100,471
MACHINERY — 0.40%
Case New Holland Industrial Inc.
7.88%, 12/01/17	50	53,250
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	152,512
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	36,517

		242,279

Security	Principal (000s)	Value
MANUFACTURING — 0.98%
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/17)[a]	$50	$42,525
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	333,541
Textron Inc.
3.65%, 03/01/21	100	103,132
Tyco Electronics Group SA
6.55%, 10/01/17	100	106,947

		586,145
MEDIA — 2.15%
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[a]	145	150,371
4.91%, 07/23/25 (Call 04/23/25)[a]	100	107,743
CSC Holdings LLC
5.25%, 06/01/24[b]	300	273,000
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	100	102,000
Numericable-SFR SA
6.00%, 05/15/22 (Call 05/15/17)[a,b]	200	200,260
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 05/31/16)	100	101,875
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	52,874
Time Warner Inc.
2.10%, 06/01/19	150	151,244
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a,b]	50	49,437
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	100	100,250

		1,289,054
MINING — 0.63%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	100	97,375
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/16)	42	37,275
Barrick Gold Corp.
4.10%, 05/01/23	30	30,980
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	150	125,625

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	$100	$83,000

		374,255
OIL & GAS — 3.95%
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	100	96,000
BP Capital Markets PLC
1.85%, 05/05/17	200	200,649
California Resources Corp.
6.00%, 11/15/24 (Call 08/15/24)	12	4,995
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	151,257
ConocoPhillips
5.75%, 02/01/19	150	164,880
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	71,750
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	55	56,053
2.73%, 03/01/23 (Call 01/01/23)	70	71,632
3.04%, 03/01/26 (Call 12/01/25)	50	51,661
Marathon Petroleum Corp.
2.70%, 12/14/18	100	100,449
3.40%, 12/15/20 (Call 11/15/20)	95	96,079
Newfield Exploration Co.
5.63%, 07/01/24	50	50,875
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	86,021
3.40%, 04/15/26 (Call 01/15/26)	155	159,946
3.50%, 06/15/25 (Call 03/15/25)[b]	60	62,951
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a,b]	35	37,013
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	85	82,875
Phillips 66
4.30%, 04/01/22	100	108,811
Shell International Finance BV
2.13%, 05/11/20	40	40,457
4.30%, 09/22/19	250	272,003
Total Capital SA
2.13%, 08/10/18	250	253,923

Security	Principal (000s)	Value
Transocean Inc.
5.05%, 10/15/22 (Call 07/15/22)	$50	$34,500
Valero Energy Corp.
3.65%, 03/15/25[b]	75	75,177
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	35	33,338

		2,363,295
OIL & GAS SERVICES — 0.15%
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	40	40,680
3.80%, 11/15/25 (Call 08/15/25)	50	51,229

		91,909
PACKAGING & CONTAINERS — 0.13%
Ball Corp.
4.00%, 11/15/23	50	49,487
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[a]	30	27,450

		76,937
PHARMACEUTICALS — 3.31%
Abbott Laboratories
2.00%, 03/15/20	175	173,838
2.55%, 03/15/22	90	89,612
AbbVie Inc.
1.75%, 11/06/17	150	150,512
1.80%, 05/14/18	50	50,228
2.50%, 05/14/20 (Call 04/14/20)	30	30,477
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	185	188,790
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	100	105,031
4.88%, 11/15/19	100	109,516
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	45	45,164
Cardinal Health Inc.
1.95%, 06/15/18	75	75,669
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)[b]	25	25,798
JLL/Delta Dutch Pledgeco BV
8.75% (9.50% PIK), 05/01/20 (Call 05/30/16)[a,b,c]	50	49,500
McKesson Corp.
1.40%, 03/15/18	150	149,941

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
Mead Johnson Nutrition Co.
3.00%, 11/15/20	$55	$56,699
Novartis Capital Corp.
3.40%, 05/06/24	150	161,805
Pfizer Inc.
3.40%, 05/15/24[b]	100	107,511
6.20%, 03/15/19	250	283,874
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	46	48,278
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	44,281
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	30,837

		1,977,361
PIPELINES — 1.61%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	46,412
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	98,000
9.00%, 04/15/19	100	111,500
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	99,435
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	100	99,385
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	35	33,862
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	97,409
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	100	97,500
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	61,335
4.88%, 01/15/26 (Call 10/15/25)	80	87,655
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)	150	130,500

		962,993
REAL ESTATE INVESTMENT TRUSTS — 3.81%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	101,290
3.40%, 02/15/19	100	103,441
3.50%, 01/31/23	100	102,610

Security	Principal (000s)	Value
5.90%, 11/01/21	$100	$114,715
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	111,923
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	45	44,775
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	100	103,523
4.88%, 04/15/22	100	109,416
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	205,034
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)	30	30,975
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	200	197,848
3.88%, 08/15/24 (Call 05/17/24)	100	97,958
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	200	209,922
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	102,230
4.38%, 03/01/21 (Call 12/01/20)	150	165,809
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	209,431
Vereit Operating Partnership LP
2.00%, 02/06/17	50	49,925
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	50	50,864
5.25%, 01/15/22 (Call 10/15/21)	150	165,049

		2,276,738
RETAIL — 3.22%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	100	102,500
Advance Auto Parts Inc.
5.75%, 05/01/20	200	220,353
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[b]	100	105,625
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	130	131,316
2.88%, 01/15/23 (Call 10/15/22)	150	150,499
3.13%, 04/21/26 (Call 01/21/26)	30	30,294

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	$200	$218,560
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	35	37,804
L Brands Inc.
6.63%, 04/01/21[b]	150	170,625
McDonald’s Corp.
3.63%, 05/20/21	100	107,277
3.70%, 01/30/26 (Call 10/30/25)	30	32,060
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	100	104,750
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[b]	60	62,291
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[a]	45	47,038
QVC Inc.
3.13%, 04/01/19	250	252,802
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	100	105,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	49,400

		1,928,694
SEMICONDUCTORS — 0.62%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	51,376
3.90%, 10/01/25 (Call 07/01/25)[b]	65	70,101
NXP Semiconductors NV
6.00%, 01/15/22 (Call 11/15/16)[a]	100	106,000
QUALCOMM Inc.
3.00%, 05/20/22	85	88,689
Sensata Technologies BV
5.63%, 11/01/24[a,b]	50	52,250

		368,416
SOFTWARE — 1.29%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	30,393
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	50	37,000
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,425

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
2.00%, 04/15/18	$200	$200,300
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	95	95,950
6.75%, 11/01/20 (Call 05/31/16)[a]	100	105,000
7.00%, 12/01/23 (Call 12/01/18)[a]	80	82,200
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	100	105,613
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	90	83,071

		770,952
TELECOMMUNICATIONS — 6.84%
Altice Luxembourg SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	200	199,500
AT&T Inc.
1.70%, 06/01/17	350	351,232
2.80%, 02/17/21 (Call 01/17/21)	100	102,177
3.00%, 06/30/22 (Call 04/30/22)	50	50,855
3.40%, 05/15/25 (Call 02/15/25)	200	203,227
3.90%, 03/11/24 (Call 12/11/23)	150	158,620
5.80%, 02/15/19	100	110,968
5.88%, 10/01/19	300	339,561
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	104,856
CenturyLink Inc.
6.45%, 06/15/21	150	153,000
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 05/31/16)[b]	50	51,250
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100	83,250
8.50%, 04/15/20	100	105,750
Harris Corp.
2.00%, 04/27/18	45	44,876
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 05/31/16)[b]	100	73,000
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,593
4.35%, 06/15/25 (Call 03/15/25)	150	150,125
Motorola Solutions Inc.
3.50%, 03/01/23	150	141,522

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal (000s)	Value
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a,b]	$50	$50,125
Qwest Corp.
6.75%, 12/01/21	50	54,000
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	105,750
Sprint Corp.
7.88%, 09/15/23	200	156,000
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)[b]	45	47,700
6.63%, 04/01/23 (Call 04/01/18)[b]	150	160,312
6.73%, 04/28/22 (Call 04/28/17)[b]	100	105,250
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	200	203,500
Verizon Communications Inc.
3.50%, 11/01/21	100	106,329
3.50%, 11/01/24 (Call 08/01/24)	100	104,390
4.50%, 09/15/20	100	110,594
5.15%, 09/15/23	100	114,847
Vodafone Group PLC
1.63%, 03/20/17	150	150,567
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	100	90,500
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	100	76,250

		4,090,476
TRANSPORTATION — 0.08%
OPE KAG Finance Sub Inc.
7.88%, 07/31/23 (Call 07/31/18)[a]	35	35,787
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	15	14,607

		50,394

TOTAL CORPORATE BONDS & NOTES
(Cost: $50,885,795)		51,034,036

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 42.91%

MORTGAGE-BACKED SECURITIES — 42.91%
Federal Home Loan Mortgage Corp.
2.50%, 05/01/31[d]	650	668,281
3.00%, 05/01/31[d]	650	679,758
3.00%, 05/01/46[d]	1,125	1,152,598
3.50%, 05/01/31[d]	350	369,742

Security	Principal (000s)	Value
3.50%, 01/01/46	$1,138	$1,193,812
3.50%, 02/01/46	32	33,334
3.50%, 03/01/46	711	745,553
3.50%, 05/12/46[d]	276	289,110
4.00%, 05/01/31[d]	25	25,891
4.00%, 11/01/45	465	496,762
4.00%, 04/01/46	350	376,352
4.00%, 05/01/46[d]	361	385,480
4.50%, 05/01/46[d]	575	625,402
Federal National Mortgage Association
2.50%, 05/01/31[d]	495	508,690
2.50%, 05/01/46[d]	75	74,414
3.00%, 02/01/31	1,078	1,125,890
3.00%, 05/01/31[d]	9	9,401
3.00%, 05/01/46[d]	1,600	1,640,250
3.50%, 05/01/31[d]	479	506,393
3.50%, 11/01/45	200	209,942
3.50%, 02/01/46	796	834,683
3.50%, 05/01/46[d]	1,214	1,272,424
4.00%, 05/01/31[d]	325	337,594
4.00%, 01/01/46	1,277	1,365,368
4.00%, 02/01/46	102	109,164
4.00%, 03/01/46	381	408,012
4.00%, 05/01/46[d]	63	67,302
4.50%, 05/01/31[d]	125	128,281
4.50%, 05/01/46[d]	200	217,781
4.50%, 06/01/46[d]	600	652,781
5.00%, 05/18/31	25	25,738
5.00%, 05/01/46[d]	275	304,047
5.00%, 06/01/46[d]	700	773,391
5.50%, 05/01/46[d]	1,025	1,147,840
Government National Mortgage Association
3.00%, 05/01/46[d]	1,425	1,474,883
3.50%, 03/20/46	286	301,984
3.50%, 05/01/46[d]	2,293	2,421,872
4.00%, 01/20/46	138	147,689
4.00%, 03/20/46	289	309,879
4.00%, 05/01/46[d]	919	981,726
4.50%, 11/20/45	54	57,940
4.50%, 05/01/46[d]	620	668,431

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
5.00%, 05/23/46	$500	$541,504

		25,667,369

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $25,618,675)		25,667,369

SHORT-TERM INVESTMENTS — 10.20%

MONEY MARKET FUNDS — 10.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	5,103	5,102,984
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	383	382,776
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	614	613,759

		6,099,519

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,099,519)		6,099,519

TOTAL INVESTMENTS IN SECURITIES — 138.43%
(Cost: $82,603,989)		82,800,924
Other Assets, Less Liabilities — (38.43)%		(22,984,869)

NET ASSETS — 100.00%		$59,816,055

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	To-be-announced (TBA). See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(10)	Jun. 2016	Chicago Board of Trade	$(1,209,141)	$2,557
10-Year U.S. Treasury Note	3	Jun. 2016	Chicago Board of Trade	390,188	559
30-Year U.S. Treasury Bond	(2)	Jun. 2016	Chicago Board of Trade	(326,625)	4,028
Ultra Long U.S. Treasury Bond	(15)	Jun. 2016	Chicago Board of Trade	(2,570,156)	38,647

Net unrealized appreciation					$45,791

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$76,504,470
Affiliated (Note 2)	6,099,519

Total cost of investments	$82,603,989

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$76,701,405
Affiliated (Note 2)	6,099,519

Total fair value of investments	82,800,924
Cash	252,230
Cash pledged to broker	101,980
Receivables:
Investment securities sold	4,809,912
Interest	570,336

Total Assets	88,535,382

LIABILITIES
Payables:
Investment securities purchased	23,200,896
Collateral for securities on loan (Note 1)	5,485,760
Futures variation margin	18,426
Investment advisory fees (Note 2)	14,245

Total Liabilities	28,719,327

NET ASSETS	$59,816,055

Net assets consist of:
Paid-in capital	$60,004,168
Undistributed net investment income	116,408
Accumulated net realized loss	(547,247)
Net unrealized appreciation	242,726

NET ASSETS	$59,816,055

Shares outstanding[b]	600,000

Net asset value per share	$99.69

[a]	Securities on loan with a value of $5,359,240. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statement of Operations (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,613
Interest — unaffiliated	1,124,024
Securities lending income — affiliated — net (Note 2)	9,381

Total investment income	1,135,018

EXPENSES
Investment advisory fees (Note 2)	89,954

Total expenses	89,954
Less investment advisory fees waived (Note 2)	(411)

Net expenses	89,543

Net investment income	1,045,475

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(235,395)
Futures contracts	(341,572)

Net realized loss	(576,967)

Net change in unrealized appreciation/depreciation on:
Investments	1,392,293
Futures contracts	31,451

Net change in unrealized appreciation/depreciation	1,423,744

Net realized and unrealized gain	846,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,892,252

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

	Six months ended April 30, 2016 (Unaudited)	Period from February 24, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,045,475	$1,302,726
Net realized gain (loss)	(576,967)	29,720
Net change in unrealized appreciation/depreciation	1,423,744	(1,181,018)

Net increase in net assets resulting from operations	1,892,252	151,428

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(943,961)	(1,287,832)

Total distributions to shareholders	(943,961)	(1,287,832)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	74,886,750
Cost of shares redeemed	(14,882,582)	—

Net increase (decrease) in net assets from capital share transactions	(14,882,582)	74,886,750

INCREASE (DECREASE) IN NET ASSETS	(13,934,291)	73,750,346

NET ASSETS
Beginning of period	73,750,346	—

End of period	$59,816,055	$73,750,346

Undistributed net investment income included in net assets at end of period	$116,408	$14,894

SHARES ISSUED AND REDEEMED
Shares sold	—	750,000
Shares redeemed	(150,000)	—

Net increase (decrease) in shares outstanding	(150,000)	750,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Feb. 24, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$98.33	$99.60

Income from investment operations:
Net investment income[b]	1.41	1.74
Net realized and unrealized gain (loss)[c]	1.21	(1.29)

Total from investment operations	2.62	0.45

Less distributions from:
Net investment income	(1.26)	(1.72)

Total distributions	(1.26)	(1.72)

Net asset value, end of period	$99.69	$98.33

Total return	2.70%[d]	0.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,816	$73,750
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.26%
Ratio of net investment income to average net assets[e]	2.91%	2.58%
Portfolio turnover rate[f,g]	268%	362%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Edge U.S. Fixed Income Balanced Risk[a]	Non-diversified

[a]	Formerly the iShares U.S. Fixed Income Balanced Risk ETF.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds & Notes	$—	$51,034,036	$—	$51,034,036
U.S. Government & Agency Obligations	—	25,667,369	—	25,667,369
Money Market Funds	6,099,519	—	—	6,099,519

Total	$6,099,519	$76,701,405	$—	$82,800,924

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$45,791	$—	$—	$45,791

Total	$45,791	$—	$—	$45,791

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Fund with regard to the reinvestment of cash collateral received for securities on loan. The Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas Prime Brokerage Inc.	$259,725	$259,725	$—
Citigroup Global Markets Inc.	591,596	591,596	—
Credit Suisse Securities (USA) LLC	261,765	261,765	—
Deutsche Bank Securities Inc.	714,469	714,469	—
HSBC Securities (USA) Inc.	217,424	217,424	—
Jefferies LLC	306,429	306,429	—
JPMorgan Clearing Corp.	1,417,274	1,417,274	—
JPMorgan Securities LLC	969,138	969,138	—
Merrill Lynch, Pierce, Fenner & Smith	469,739	469,739	—
Wells Fargo Securities LLC	151,681	151,681	—

	$5,359,240	$5,359,240	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2019 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $3,581.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$233,570,728	$236,269,495	$11,918,343	$29,351,570

There were no in-kind transactions for the six months ended April 30, 2016.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of April 30, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Interest rate contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$45,791

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended April 30, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Interest rate contracts:
Futures contracts	$(341,572)	$31,451

The following table shows the average quarter-end balances of open futures contracts for the Fund for the six months ended April 30, 2016:

Average value of contracts purchased	$555,688
Average value of contracts sold	(6,107,068)

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2016, the cost of investments for federal income tax purposes was $82,604,024. Net unrealized appreciation was $196,900, of which $658,396 represented gross unrealized appreciation on securities and $461,496 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Supplemental Information (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$1.191216	$—	$0.067398	$1.258614	95%	—%	5%	100%

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged 10+ Year Credit Bond ETF | CLYH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Performance as of April 30, 2016

The iShares Interest Rate Hedged 10+ Year Credit Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Credit Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.99%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	(2.23)%
Fund Market	(2.27)%
Barclays US Long Credit Interest Rate Swaps Hedged Index	(2.35)%

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The Barclays U.S. Long Credit Interest Rate Swaps Hedged Index is an unmanaged index that consists of the Barclays U.S. Long Credit Index plus interest rate swaps that intend to hedge the interest rate exposure of the existing Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,009.90	$0.60	$1,000.00	$1,024.30	$0.60	0.12%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE 1 As of 4/30/16

Investment Type	Percentage of Total Investments [2]
Corporate Bonds & Notes	84.54%
Municipal Debt Obligations	8.48
Foreign Government Obligations	6.87
U.S. Government Obligations	0.11

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 1 As of 4/30/16

Moody’s Credit Rating [3]	Percentage of Total Investments [2]
Aaa	3.24%
Aa	13.11
A	36.42
Baa	43.26
Ba	2.61
Not Rated	1.36

TOTAL	100.00%

[1]	Table shown is for the iShares 10+ Year Credit Bond ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 92.41%

EXCHANGE-TRADED FUNDS — 92.41%
iShares 10+ Year Credit Bond ETF[a]	110,304	$6,660,156

		6,660,156

TOTAL INVESTMENT COMPANIES
(Cost: $6,315,636)		6,660,156

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	230,606	230,606

		230,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $230,606)		230,606

TOTAL INVESTMENTS IN SECURITIES — 95.61%
(Cost: $6,546,242)		6,890,762
Other Assets, Less Liabilities — 4.39%		316,341

NET ASSETS — 100.00%		$7,207,103

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of April 30, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.96%*	3-month LIBOR	07/24/2017	Chicago Mercantile	$(85,000)	$(146)	$(16)
1.81%*	3-month LIBOR	07/24/2020	Chicago Mercantile	(300,000)	(3,700)	(4,176)
2.43%*	3-month LIBOR	07/24/2025	Chicago Mercantile	(1,600,000)	(72,040)	(34,198)
2.44%*	3-month LIBOR	10/02/2035	Chicago Mercantile	(2,000,000)	53	(110,262)
2.87%*	3-month LIBOR	07/24/2045	Chicago Mercantile	(1,400,000)	(58,185)	(148,309)

Net unrealized depreciation						$(296,961)

*	Fund pays the fixed rate and receives the floating rate.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Affiliated (Note 2)	$6,546,242

Total cost of investments	$6,546,242

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$6,890,762

Total fair value of investments	6,890,762
Cash pledged for centrally cleared swaps	330,000
Receivables:
Interest	38

Total Assets	7,220,800

LIABILITIES
Payables:
Investment advisory fees (Note 2)	668
Variation margin on centrally cleared swaps	13,029

Total Liabilities	13,697

NET ASSETS	$7,207,103

Net assets consist of:
Paid-in capital	$7,325,954
Undistributed net investment income	47,610
Accumulated net realized loss	(214,020)
Net unrealized appreciation	47,559

NET ASSETS	$7,207,103

Shares outstanding[a]	300,000

Net asset value per share	$24.02

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$157,187

Total investment income	157,187

EXPENSES
Investment advisory fees (Note 2)	13,178

Total expenses	13,178
Less investment advisory fees waived (Note 2)	(8,841)

Net expenses	4,337

Net investment income	152,850

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(14,430)
In-kind redemptions — affiliated (Note 2)	(22,122)
Swap agreements	(160,527)

Net realized loss	(197,079)

Net change in unrealized appreciation/depreciation on:
Investments	312,110
Swap agreements	(238,799)

Net change in unrealized appreciation/depreciation	73,311

Net realized and unrealized loss	(123,768)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,082

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Changes in Net Assets

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Period from July 22, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$152,850	$40,904
Net realized loss	(197,079)	(35,744)
Net change in unrealized appreciation/depreciation	73,311	(25,752)

Net increase (decrease) in net assets resulting from operations	29,082	(20,592)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(105,240)	(22,101)
Return of capital	—	(11,253)

Total distributions to shareholders	(105,240)	(33,354)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,483,227
Cost of shares redeemed	(1,146,020)	—

Net increase (decrease) in net assets from capital share transactions	(1,146,020)	8,483,227

INCREASE (DECREASE) IN NET ASSETS	(1,222,178)	8,429,281

NET ASSETS
Beginning of period	8,429,281	—

End of period	$7,207,103	$8,429,281

Undistributed net investment income included in net assets at end of period	$47,610	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	350,000
Shares redeemed	(50,000)	—

Net increase (decrease) in shares outstanding	(50,000)	350,000

[a]	Commencement of operations.

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Jul. 22, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$24.08	$25.10

Income from investment operations:
Net investment income[b]	0.47	0.26
Net realized and unrealized loss[c]	(0.21)	(1.09)

Total from investment operations	0.26	(0.83)

Less distributions from:
Net investment income	(0.32)	(0.13)
Return of capital	—	(0.06)

Total distributions	(0.32)	(0.19)

Net asset value, end of period	$24.02	$24.08

Total return	0.99%[d,e]	(3.19)%[d,e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,207	$8,429
Ratio of expenses to average net assets[f,g]	0.12%	0.12%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.35%	0.35%
Ratio of net investment income to average net assets[f]	4.06%	3.80%
Portfolio turnover rate[h,i]	1%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the NAV calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the six months ended April 30, 2016 and the period ended October 31, 2015 were 1.11% and -3.31%, respectively.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged 10+ Year Credit Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Fund. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-Traded Funds	$6,650,156	$—	$—	$6,660,156
Money Market Funds	230,606	—	—	230,606

Total	$6,890,762	$—	$—	$6,890,762

Derivative Financial Instruments:[a]
Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(296,961)	$—	$(296,961)

Total	$—	$(296,961)	$—	$(296,961)

[a]	Shown at the unrealized appreciation (depreciation) on contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees through February 28, 2017 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. BFA has also contractually agreed to reduce its investment advisory fees for the Fund through February 28, 2017 on assets attributable to the Fund’s investments in the iShares 10+ Year Credit Bond ETF (“CLY”) (and those assets used by the Fund to hedge the securities in CLY) such that the Fund’s total annual investment advisory fee is equal to CLY’s net total expense ratio after fee waiver plus 0.10%.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares 10+ Year Credit Bond ETF	134,996	1,350	(26,042)	110,304	$6,660,156	$156,989	$(36,552)

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $76,941 and $379,562, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $ — and $1,075,051, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	INTEREST RATE SWAPS

The Fund may enter into short positions in interest rate swaps in an attempt to mitigate interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. The Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is recorded on the statement of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statement of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statement of operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held by the Fund as of April 30, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Centrally cleared swaps:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$296,961

[a]	Represents cumulative depreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held by the Fund during the six months ended April 30, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Centrally cleared interest rate swaps:
Swap agreements	$(160,527)	$(238,799)

For the six months ended April 30, 2016, the average quarter-end notional amount of open interest rate swaps for the Fund (where the Fund pays the fixed rate), was $6,056,667.

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $16,141 available to offset future realized capital gains.

As of April 30, 2016, the cost of investments for federal income tax purposes was $6,547,042. Net unrealized appreciation was $343,720, of which $344,520 represented gross unrealized appreciation on securities and $800 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.313759	$—	$0.004751	$0.318510	99%	—%	1%	100%

SUPPLEMENTAL INFORMATION	19

iShares Trust

iShares 10+ Year Credit Bond ETF  |  CLY  |  NYSE Arca

Additional Financial Information

April 30, 2016

Selected Audited Financial Statements

February 29, 2016

20

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.80%

ADVERTISING — 0.03%
WPP Finance 2010
5.13%, 09/07/42	$55	$53,844
5.63%, 11/15/43	229	244,101

		297,945
AEROSPACE & DEFENSE — 1.59%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	275	269,201
3.50%, 03/01/45 (Call 09/01/44)	403	397,003
6.63%, 02/15/38	16	22,498
6.88%, 03/15/39	282	409,661
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	406	403,725
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	411	405,281
3.80%, 03/01/45 (Call 09/01/44)[a]	624	626,892
4.07%, 12/15/42	1,006	1,048,962
4.50%, 05/15/36 (Call 11/15/35)	891	982,568
4.70%, 05/15/46 (Call 11/15/45)	509	585,628
4.85%, 09/15/41	529	609,192
Series B
6.15%, 09/01/36	189	241,992
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)[a]	100	100,120
4.75%, 06/01/43	451	520,296
5.05%, 11/15/40	311	364,273
Northrop Grumman Systems Corp.
7.75%, 02/15/31	505	736,433
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)[a]	218	238,436
4.70%, 12/15/41	378	437,944
4.88%, 10/15/40	100	117,852
7.20%, 08/15/27	155	215,705
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	299,470
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	300	319,113
4.50%, 06/01/42	2,884	3,214,626
5.40%, 05/01/35	11	13,311
5.70%, 04/15/40	572	725,806
6.05%, 06/01/36	196	253,237
6.13%, 07/15/38	18	23,678

Security	Principal (000s)	Value
6.70%, 08/01/28	$775	$1,037,004
7.50%, 09/15/29	14	20,092

		14,639,999
AGRICULTURE — 1.31%
Altria Group Inc.
4.25%, 08/09/42	456	481,060
4.50%, 05/02/43	11	11,993
5.38%, 01/31/44	1,902	2,362,575
9.95%, 11/10/38	121	216,282
10.20%, 02/06/39	138	252,256
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	799	816,650
4.54%, 03/26/42	378	414,098
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	407	438,815
Philip Morris International Inc.
3.88%, 08/21/42	26	26,308
4.13%, 03/04/43	217	225,697
4.25%, 11/10/44[a]	1,915	2,035,547
4.38%, 11/15/41	86	92,523
4.50%, 03/20/42	21	23,030
4.88%, 11/15/43	380	440,574
6.38%, 05/16/38	907	1,220,073
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	336	397,482
5.85%, 08/15/45 (Call 02/15/45)	1,310	1,607,668
6.15%, 09/15/43	381	479,142
7.25%, 06/15/37	403	532,943

		12,074,716
AIRLINES — 0.31%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	208	210,857
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,239	1,239,422
American Airlines 2016-1 Pass Through Trust Series AA, Class AA
3.58%, 07/15/29	18	18,540

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	$343	$359,024
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	948	980,768
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	4	4,040

		2,812,651
APPAREL — 0.13%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	255	258,135
3.88%, 11/01/45 (Call 05/01/45)	475	499,889
VF Corp.
6.00%, 10/15/33	150	186,931
6.45%, 11/01/37	201	268,657

		1,213,612
AUTO MANUFACTURERS — 0.90%
Daimler Finance North America LLC
8.50%, 01/18/31	810	1,276,535
Ford Holdings LLC
9.30%, 03/01/30	300	412,295
Ford Motor Co.
4.75%, 01/15/43[a]	900	927,180
6.38%, 02/01/29	350	429,672
6.63%, 10/01/28	16	19,956
7.40%, 11/01/46	114	151,011
7.45%, 07/16/31	1,181	1,566,539
General Motors Co.
5.00%, 04/01/35[a]	102	101,342
5.20%, 04/01/45	790	787,267
6.25%, 10/02/43	831	937,489
6.60%, 04/01/36 (Call 10/01/35)	1,410	1,639,155

		8,248,441
AUTO PARTS & EQUIPMENT — 0.15%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	185	181,186
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	375	367,567
4.95%, 07/02/64 (Call 01/02/64)	100	92,251

Security	Principal (000s)	Value
5.25%, 12/01/41 (Call 06/01/41)	$5	$5,249
5.70%, 03/01/41	5	5,568
6.00%, 01/15/36	641	737,996

		1,389,817
BANKS — 8.11%
Bank of America Corp.
4.25%, 10/22/26	1,853	1,881,474
4.88%, 04/01/44[a]	1,464	1,599,264
5.00%, 01/21/44[a]	1,103	1,226,704
5.88%, 02/07/42	570	703,545
6.11%, 01/29/37	1,100	1,271,552
6.75%, 06/01/28	14	17,104
7.75%, 05/14/38	931	1,277,843
Series L
4.75%, 04/21/45	8	8,059
Bank of America N.A.
6.00%, 10/15/36	250	309,267
Bank One Corp.
7.63%, 10/15/26	231	301,551
8.00%, 04/29/27	229	308,177
Barclays PLC
5.25%, 08/17/45	810	856,001
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	528	559,807
Citigroup Inc.
4.30%, 11/20/26[a]	1,000	1,015,409
4.45%, 09/29/27	1,750	1,786,375
4.65%, 07/30/45	1,250	1,321,703
4.95%, 11/07/43	401	439,176
5.30%, 05/06/44	565	606,170
5.88%, 02/22/33	266	292,135
5.88%, 01/30/42	606	747,920
6.00%, 10/31/33	266	296,680
6.13%, 08/25/36	622	714,657
6.63%, 01/15/28	11	13,892
6.63%, 06/15/32	575	695,231
6.68%, 09/13/43	296	366,742
6.88%, 02/15/98	100	132,886
8.13%, 07/15/39	660	1,008,314
Comerica Inc.
3.80%, 07/22/26	125	124,280
Cooperatieve Rabobank UA
5.25%, 05/24/41	850	1,019,739
5.25%, 08/04/45[a]	541	596,921
5.75%, 12/01/43	850	1,001,403

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	$786	$782,594
Fifth Third Bancorp.
8.25%, 03/01/38	464	666,682
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	936	988,866
4.80%, 07/08/44 (Call 01/08/44)	1,811	1,916,283
5.15%, 05/22/45[a]	550	562,297
5.95%, 01/15/27	800	910,899
6.13%, 02/15/33[a]	1,401	1,703,840
6.25%, 02/01/41[a]	1,400	1,762,612
6.45%, 05/01/36	450	525,424
6.75%, 10/01/37	2,565	3,092,410
HSBC Bank PLC
7.65%, 05/01/25	100	124,629
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,750	2,013,497
HSBC Holdings PLC
5.25%, 03/14/44	612	648,870
6.10%, 01/14/42	416	531,533
6.50%, 05/02/36	1,056	1,254,379
6.50%, 09/15/37	1,007	1,203,437
6.80%, 06/01/38	600	743,106
7.63%, 05/17/32	421	539,050
JPMorgan Chase & Co.
4.13%, 12/15/26	2,321	2,413,489
4.25%, 10/01/27	1,143	1,189,366
4.85%, 02/01/44[a]	1,543	1,766,351
4.95%, 06/01/45	718	769,726
5.40%, 01/06/42	1,362	1,640,735
5.50%, 10/15/40	517	627,822
5.60%, 07/15/41	646	796,976
5.63%, 08/16/43	319	369,347
6.40%, 05/15/38	895	1,199,205
KfW
0.01%, 04/18/36	1,150	632,042
0.01%, 06/29/37	1,050	550,957
Lloyds Banking Group PLC
5.30%, 12/01/45[b]	500	513,383
Morgan Stanley
3.95%, 04/23/27	1,300	1,300,191
4.30%, 01/27/45	1,250	1,259,621
4.35%, 09/08/26[a]	581	599,655

Security	Principal (000s)	Value
6.38%, 07/24/42	$1,105	$1,452,307
7.25%, 04/01/32	1,141	1,533,478
Regions Bank/Birmingham AL
6.45%, 06/26/37	271	323,787
Regions Financial Corp.
7.38%, 12/10/37	200	254,426
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	200	215,467
Wachovia Corp.
5.50%, 08/01/35	356	398,892
6.55%, 10/15/35	150	185,059
7.50%, 04/15/35	57	77,290
Wells Fargo & Co.
3.90%, 05/01/45	1,963	1,945,137
4.10%, 06/03/26[a]	958	1,003,303
4.30%, 07/22/27	1,585	1,682,382
4.65%, 11/04/44	2,180	2,248,953
4.90%, 11/17/45	590	633,090
5.38%, 02/07/35	341	407,322
5.38%, 11/02/43	350	394,869
5.61%, 01/15/44	2,456	2,860,644
Wells Fargo Bank N.A.
5.95%, 08/26/36	476	585,131
Wells Fargo Capital X
5.95%, 12/01/86[a]	311	316,808

		74,617,600
BEVERAGES — 2.56%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	25,089
6.45%, 09/01/37	200	254,624
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	50,383
4.63%, 02/01/44[a]	245	269,508
4.70%, 02/01/36 (Call 08/01/35)[a]	3,564	3,905,053
4.90%, 02/01/46 (Call 08/01/45)	6,170	6,968,526
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,400	1,360,504
6.38%, 01/15/40	300	383,877
8.00%, 11/15/39	136	204,586
8.20%, 01/15/39	935	1,426,831
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	309	303,707
4.50%, 07/15/45 (Call 01/15/45)[a]	118	129,875

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	$271	$311,710
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	136	137,625
5.88%, 09/30/36	753	954,430
Diageo Investment Corp.
4.25%, 05/11/42	182	193,806
7.45%, 04/15/35	11	15,726
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)	343	364,166
7.45%, 05/01/38	90	124,744
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	514	510,928
Molson Coors Brewing Co.
5.00%, 05/01/42	556	602,565
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	1,428	1,986,505
PepsiAmericas Inc.
5.50%, 05/15/35	11	13,262
PepsiCo Inc.
3.60%, 08/13/42	482	472,095
4.00%, 03/05/42	207	212,630
4.25%, 10/22/44 (Call 04/22/44)	509	547,968
4.45%, 04/14/46 (Call 10/14/45)	850	950,154
4.60%, 07/17/45 (Call 01/17/45)	280	319,303
4.88%, 11/01/40	196	224,194
5.50%, 01/15/40[a]	246	303,324

		23,527,698
BIOTECHNOLOGY — 1.54%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)[a]	696	721,009
4.95%, 10/01/41	205	223,697
5.15%, 11/15/41 (Call 05/15/41)	1,200	1,344,942
5.38%, 05/15/43 (Call 11/15/42)	1,598	1,839,686
5.65%, 06/15/42 (Call 12/15/41)	21	24,998
5.75%, 03/15/40	400	475,767
6.38%, 06/01/37	568	716,262
6.40%, 02/01/39	291	369,052
6.90%, 06/01/38	41	54,659
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	943	1,065,102

Security	Principal (000s)	Value
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	$525	$541,780
5.00%, 08/15/45 (Call 02/15/45)	1,150	1,255,384
5.25%, 08/15/43	405	452,225
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	1,376	1,478,828
4.60%, 09/01/35 (Call 03/01/35)	764	832,376
4.75%, 03/01/46 (Call 09/01/45)	1,544	1,721,911
4.80%, 04/01/44 (Call 10/01/43)	593	658,545
5.65%, 12/01/41 (Call 06/01/41)	286	352,314

		14,128,537
BUILDING MATERIALS — 0.04%
Owens Corning
7.00%, 12/01/36	299	347,608

		347,608
CHEMICALS — 1.58%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	80,238
4.90%, 06/01/43 (Call 12/01/42)	286	283,741
5.25%, 01/15/45 (Call 07/15/44)	254	263,408
6.13%, 01/15/41 (Call 07/15/40)	268	303,773
7.13%, 05/23/36	100	123,038
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	261	253,518
CF Industries Inc.
4.95%, 06/01/43	300	278,759
5.15%, 03/15/34	740	726,980
5.38%, 03/15/44[a]	200	194,968
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	900	896,214
4.38%, 11/15/42 (Call 05/15/42)	16	15,733
4.63%, 10/01/44 (Call 04/01/44)	666	676,686
5.25%, 11/15/41 (Call 05/15/41)	385	415,788
7.38%, 11/01/29	336	436,209
9.40%, 05/15/39	469	714,345
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)[a]	475	474,766
4.80%, 09/01/42 (Call 03/01/42)	280	278,614
Ecolab Inc.
5.50%, 12/08/41	388	458,280
EI du Pont de Nemours & Co.
4.15%, 02/15/43	423	419,394
4.90%, 01/15/41	496	528,984
5.60%, 12/15/36	11	12,690

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Lubrizol Corp.
6.50%, 10/01/34	$120	$155,090
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	345	359,502
5.25%, 07/15/43	237	258,691
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	913	855,568
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	151,903
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	240	203,560
3.95%, 04/15/45 (Call 10/15/44)	215	190,463
4.20%, 07/15/34 (Call 01/15/34)	573	551,551
4.40%, 07/15/44 (Call 01/15/44)	800	774,444
4.65%, 11/15/43 (Call 05/15/43)	16	15,748
4.70%, 07/15/64 (Call 01/15/64)	25	21,994
5.88%, 04/15/38	11	12,589
Series 1
5.50%, 07/30/35	100	110,012
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	208	223,282
5.63%, 11/15/43 (Call 05/15/43)	486	520,738
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	594	692,451
5.88%, 12/01/36	101	120,984
PPG Industries Inc.
5.50%, 11/15/40	14	15,947
Praxair Inc.
3.20%, 01/30/26 (Call 10/30/25)	250	263,883
3.55%, 11/07/42 (Call 05/07/42)	400	381,256
Rohm & Haas Co.
7.85%, 07/15/29	221	294,922
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	11	10,754
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	330,622
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	211	196,252

		14,548,332
COMMERCIAL SERVICES — 0.60%
Board of Trustees of The Leland Stanford Junior University (The)
3.46%, 05/01/47	16	16,174

Security	Principal (000s)	Value
California Institute of Technology
4.32%, 08/01/45	$12	$13,549
Catholic Health Initiatives
4.35%, 11/01/42	546	533,412
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	247	266,206
Equifax Inc.
7.00%, 07/01/37	11	13,517
George Washington University (The)
4.87%, 09/15/45	16	18,227
Johns Hopkins University Series 2013
4.08%, 07/01/53	11	11,705
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,822
4.68%, 07/01/14	511	561,215
5.60%, 07/01/11	428	558,511
Metropolitan Museum of Art (The) Series 2015
3.40%, 07/01/45	13	12,756
Moody’s Corp.
5.25%, 07/15/44	250	281,807
Northwestern University
3.69%, 12/01/38	586	615,057
3.87%, 12/01/48	11	11,825
President and Fellows of Harvard College
3.62%, 10/01/37	230	239,290
Princeton University
5.70%, 03/01/39	380	517,772
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	500	546,049
6.55%, 11/15/37	61	71,130
Tufts University Series 2012
5.02%, 04/15/12	250	278,133
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	8,975
University of Southern California
5.25%, 10/01/11	250	304,063
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)[a]	111	110,944

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Western Union Co. (The)
6.20%, 11/17/36	$116	$119,366
6.20%, 06/21/40[a]	350	352,021
William Marsh Rice University
3.57%, 05/15/45	21	21,444

		5,492,970
COMPUTERS — 1.55%
Apple Inc.
3.45%, 02/09/45	1,870	1,703,123
3.85%, 05/04/43	675	660,226
4.38%, 05/13/45	883	932,814
4.45%, 05/06/44	573	610,884
4.50%, 02/23/36 (Call 08/23/35)	1,500	1,629,124
4.65%, 02/23/46 (Call 08/23/45)	1,905	2,091,992
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	287	286,260
6.35%, 10/15/45 (Call 04/15/45)[b]	928	922,729
HP Enterprise Services LLC
7.45%, 10/15/29	410	478,111
HP Inc.
6.00%, 09/15/41	653	612,390
International Business Machines Corp.
4.00%, 06/20/42[a]	406	419,159
4.70%, 02/19/46[a]	1,000	1,116,874
5.60%, 11/30/39	324	400,776
5.88%, 11/29/32	561	709,326
6.22%, 08/01/27	555	723,409
6.50%, 01/15/28[a]	355	471,961
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	390	273,000
5.75%, 12/01/34 (Call 06/01/34)	275	180,125

		14,222,283
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
4.00%, 08/15/45	361	395,781
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	197,242
4.38%, 06/15/45 (Call 12/15/44)	11	12,030
6.00%, 05/15/37	280	350,714
Procter & Gamble Co. (The)
5.50%, 02/01/34	61	78,695
5.55%, 03/05/37	1,110	1,444,069

Security	Principal (000s)	Value
5.80%, 08/15/34[a]	$131	$173,698

		2,652,229
DISTRIBUTION & WHOLESALE — 0.08%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	635	722,782

		722,782
DIVERSIFIED FINANCIAL SERVICES — 2.25%
American Express Co.
4.05%, 12/03/42[a]	687	686,645
AXA Financial Inc.
7.00%, 04/01/28	14	17,922
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	90	93,957
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	341	407,064
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	468	598,600
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35[b]	6,150	6,694,749
General Electric Co.
5.88%, 01/14/38	808	1,063,816
6.15%, 08/07/37	222	301,457
6.88%, 01/10/39	1,271	1,855,908
Series A
6.75%, 03/15/32	2,569	3,547,268
Goldman Sachs Capital I
6.35%, 02/15/34	576	658,930
Invesco Finance PLC
5.38%, 11/30/43	16	17,784
Jefferies Group LLC
6.25%, 01/15/36	391	373,789
6.45%, 06/08/27	271	290,572
6.50%, 01/20/43	100	95,100
Legg Mason Inc.
5.63%, 01/15/44	368	363,991
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	271	389,080
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	1,028	1,118,587
4.30%, 12/14/45 (Call 06/14/45)	1,915	2,106,723

		20,681,942

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ELECTRIC — 9.57%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	$551	$533,679
3.85%, 12/01/42	50	49,563
4.10%, 01/15/42	11	11,259
4.15%, 08/15/44 (Call 02/15/44)	412	427,720
4.30%, 01/02/46 (Call 07/02/45)	557	600,370
6.00%, 03/01/39	126	160,107
6.13%, 05/15/38	273	347,918
Series 11-C
5.20%, 06/01/41	911	1,058,726
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	210	216,871
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	257	272,685
4.80%, 12/15/43 (Call 06/15/43)	11	12,702
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)[a]	11	11,082
4.45%, 06/01/45 (Call 12/01/44)	200	204,802
6.38%, 04/01/36	761	918,762
7.00%, 04/01/38	231	301,186
Series L
5.80%, 10/01/35	5	5,833
Series P
6.70%, 08/15/37	11	13,677
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	201	220,228
4.70%, 01/15/44 (Call 07/15/43)	250	280,942
5.50%, 09/01/35	150	178,890
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,250	1,379,251
5.15%, 11/15/43 (Call 05/15/43)	790	931,552
5.95%, 05/15/37	450	561,246
6.13%, 04/01/36	1,540	1,985,566
6.50%, 09/15/37	194	258,080
8.48%, 09/15/28	224	326,188
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	550	526,998
4.50%, 04/01/44 (Call 10/01/43)	335	373,309
Cleco Power LLC
6.00%, 12/01/40	441	509,653
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	3	3,262

Security	Principal (000s)	Value
4.88%, 03/01/44 (Call 09/01/43)	$336	$372,468
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,255	1,243,294
3.80%, 10/01/42 (Call 04/01/42)	111	111,857
4.60%, 08/15/43 (Call 02/15/43)	8	8,993
4.70%, 01/15/44 (Call 07/15/43)	461	526,434
5.88%, 02/01/33	100	125,489
5.90%, 03/15/36	514	659,134
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	311	334,421
6.35%, 06/01/36	155	206,679
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	327	326,824
4.45%, 03/15/44 (Call 09/15/43)	500	545,728
4.50%, 12/01/45 (Call 06/01/45)	257	283,528
5.50%, 12/01/39	308	372,616
5.70%, 06/15/40	295	369,323
Series 05-A
5.30%, 03/01/35	50	59,252
Series 06-A
5.85%, 03/15/36	325	407,749
Series 06-B
6.20%, 06/15/36	461	588,830
Series 06-E
5.70%, 12/01/36	544	659,666
Series 08-B
6.75%, 04/01/38	340	463,220
Series 12-A
4.20%, 03/15/42	8	8,371
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)[a]	75	77,213
4.10%, 11/15/45 (Call 05/15/45)[a]	255	266,861
4.35%, 08/31/64 (Call 02/28/64)	11	11,332
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	605	614,426
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	165	169,995
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)[a]	325	343,165
6.30%, 03/15/33	275	325,740
7.00%, 06/15/38	330	425,427
Series B
5.95%, 06/15/35	290	333,269

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series C
4.05%, 09/15/42 (Call 03/15/42)[a]	$5	$4,801
4.90%, 08/01/41 (Call 02/01/41)	7	7,305
Series F
5.25%, 08/01/33	819	884,603
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)[a]	216	215,879
3.95%, 06/15/42 (Call 12/15/41)	158	160,476
4.30%, 07/01/44 (Call 01/01/44)	53	58,446
5.70%, 10/01/37	231	288,934
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	206,525
6.63%, 06/01/36	200	273,588
DTE Energy Co.
6.38%, 04/15/33	135	170,298
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	540	549,231
3.88%, 03/15/46 (Call 09/15/45)	1,000	1,021,560
4.00%, 09/30/42 (Call 03/30/42)	718	747,205
4.25%, 12/15/41 (Call 06/15/41)	344	374,587
5.30%, 02/15/40	545	682,817
6.00%, 01/15/38	7	9,160
6.05%, 04/15/38	646	849,255
6.10%, 06/01/37	400	513,974
6.45%, 10/15/32	86	113,030
Series A
6.00%, 12/01/28	16	19,972
Duke Energy Corp.
4.80%, 12/15/45 (Call 06/15/45)	100	109,079
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	280	284,485
6.35%, 09/15/37	211	282,771
6.40%, 06/15/38	251	347,903
Duke Energy Indiana LLC
6.12%, 10/15/35	76	97,001
6.35%, 08/15/38	21	28,146
6.45%, 04/01/39	418	572,797
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	396	417,103
4.10%, 03/15/43 (Call 09/15/42)	136	143,853
4.15%, 12/01/44 (Call 06/01/44)	972	1,029,873
4.20%, 08/15/45 (Call 02/15/45)	405	432,966
4.38%, 03/30/44 (Call 09/30/43)	359	397,018
6.30%, 04/01/38	250	333,263

Security	Principal (000s)	Value
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	$250	$263,510
6.00%, 05/15/35	154	183,263
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	500	533,036
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	500	523,875
4.95%, 01/15/45 (Call 01/15/25)	205	211,299
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	11	11,319
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	555	568,528
4.95%, 06/15/35 (Call 12/15/34)[b]	350	385,910
5.10%, 06/15/45 (Call 12/15/44)[b]	15	16,691
5.63%, 06/15/35	371	426,560
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	671	666,127
6.25%, 10/01/39	355	382,306
FirstEnergy Solutions Corp.
6.80%, 08/15/39[a]	261	253,463
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	100	101,612
4.05%, 06/01/42 (Call 12/01/41)	930	999,077
4.05%, 10/01/44 (Call 04/01/44)	788	828,253
4.13%, 02/01/42 (Call 08/01/41)	306	332,324
4.95%, 06/01/35	200	232,407
5.25%, 02/01/41 (Call 08/01/40)	421	515,389
5.65%, 02/01/37	96	121,602
5.69%, 03/01/40	99	129,027
5.95%, 02/01/38	113	149,274
Georgia Power Co.
4.30%, 03/15/42	439	467,210
4.30%, 03/15/43	21	22,020
5.40%, 06/01/40	315	358,783
5.95%, 02/01/39	14	17,092
Series 07-A
5.65%, 03/01/37	100	116,135
Series 10-C
4.75%, 09/01/40	269	291,270
Hydro-Quebec
9.50%, 11/15/30	200	338,120
Iberdrola International BV
6.75%, 07/15/36	326	414,887

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	$11	$10,411
Indiana Michigan Power Co.
6.05%, 03/15/37	5	5,780
Series K
4.55%, 03/15/46 (Call 09/15/45)	500	516,205
Interstate Power & Light Co.
6.25%, 07/15/39	5	6,642
Jersey Central Power & Light Co.
6.15%, 06/01/37	186	210,962
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	236	263,696
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	262	299,495
Series B
6.05%, 11/15/35	5	6,184
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	109,978
5.13%, 11/01/40 (Call 05/01/40)	184	218,827
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	109	120,897
4.65%, 11/15/43 (Call 05/15/43)	11	12,266
5.13%, 11/15/40 (Call 05/15/40)	100	118,076
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	111	122,905
4.40%, 10/15/44 (Call 04/15/44)	225	245,948
4.80%, 09/15/43 (Call 03/15/43)	378	430,687
5.75%, 11/01/35	11	13,670
6.75%, 12/30/31	11	14,853
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	350	283,649
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	8	9,539
5.45%, 05/15/41 (Call 11/15/40)	606	731,500
6.65%, 04/01/36	100	134,426
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	455	487,267
5.25%, 02/15/43 (Call 08/15/42)	325	366,505
5.65%, 02/01/45 (Call 08/01/44)	6	7,148
5.80%, 02/01/42 (Call 08/01/41)	250	302,024
5.95%, 06/15/41 (Call 12/15/40)	256	307,749

Security	Principal (000s)	Value
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	$724	$687,310
4.00%, 08/15/45 (Call 02/15/45)	90	93,403
4.13%, 05/15/44 (Call 11/15/43)	7	7,507
4.85%, 08/15/40 (Call 02/15/40)	370	430,271
5.25%, 07/15/35	50	60,176
5.35%, 11/01/39	5	6,195
6.25%, 06/01/36	106	141,298
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	108,833
5.50%, 03/15/40	211	261,129
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	500	490,615
4.55%, 06/01/44[a]	668	678,303
5.25%, 09/01/50	25	27,407
5.38%, 11/01/40	150	170,500
5.95%, 11/01/39	5	6,002
Ohio Edison Co.
6.88%, 07/15/36	355	431,157
8.25%, 10/15/38	11	16,476
Ohio Power Co. Series G
6.60%, 02/15/33	10	12,250
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	366	354,870
4.55%, 03/15/44 (Call 09/15/43)	186	204,461
5.25%, 05/15/41 (Call 11/15/40)	200	235,269
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	263,360
5.25%, 09/30/40	305	348,372
5.30%, 06/01/42 (Call 12/01/41)	386	448,631
7.25%, 01/15/33	411	542,527
7.50%, 09/01/38	148	204,071
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)	11	11,865
4.30%, 03/15/45 (Call 09/15/44)	107	116,177
4.45%, 04/15/42 (Call 10/15/41)	966	1,050,756
4.50%, 12/15/41 (Call 06/15/41)	270	295,649
4.60%, 06/15/43 (Call 12/15/42)	13	14,491
4.75%, 02/15/44 (Call 08/15/43)	382	439,522
5.13%, 11/15/43 (Call 05/15/43)	346	412,980
5.40%, 01/15/40	421	515,630
5.80%, 03/01/37	16	20,167
6.05%, 03/01/34	2,325	3,068,627

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.25%, 03/01/39	$261	$341,215
6.35%, 02/15/38	21	27,752
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	270	285,188
6.00%, 01/15/39	400	518,384
6.10%, 08/01/36	105	136,208
6.25%, 10/15/37	121	158,857
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	274,723
5.95%, 10/01/36	111	144,622
Pennsylvania Electric Co.
6.15%, 10/01/38	225	251,392
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	68,115
6.50%, 11/15/37	175	236,132
7.90%, 12/15/38	11	16,791
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	676	691,205
5.00%, 03/15/44 (Call 09/15/43)	365	402,541
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	391	463,978
6.25%, 05/15/39	5	6,726
Progress Energy Inc.
7.75%, 03/01/31	9	12,237
PSEG Power LLC
8.63%, 04/15/31	720	867,378
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	246	240,532
4.30%, 03/15/44 (Call 09/15/43)	411	445,543
6.25%, 09/01/37	60	80,786
6.50%, 08/01/38	100	138,375
Public Service Electric & Gas Co.
3.80%, 03/01/46 (Call 09/01/45)	500	508,614
3.95%, 05/01/42 (Call 11/01/41)	220	227,809
4.05%, 05/01/45 (Call 11/01/44)	125	129,237
4.15%, 11/01/45 (Call 05/01/45)	16	16,941
5.38%, 11/01/39	100	123,391
5.50%, 03/01/40	107	133,349
5.80%, 05/01/37	216	276,175
Series I
4.00%, 06/01/44 (Call 12/01/43)	220	228,125
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	119,544
4.43%, 11/15/41 (Call 05/15/41)	125	135,125

Security	Principal (000s)	Value
5.48%, 06/01/35	$308	$365,217
5.64%, 04/15/41 (Call 10/15/40)	360	446,716
5.76%, 10/01/39	131	165,009
5.76%, 07/15/40	150	191,242
5.80%, 03/15/40	56	71,334
6.27%, 03/15/37	5	6,554
6.72%, 06/15/36	150	206,025
7.02%, 12/01/27	351	472,289
San Diego Gas & Electric Co.
3.95%, 11/15/41	261	266,370
4.30%, 04/01/42 (Call 10/01/41)	158	170,718
4.50%, 08/15/40	191	211,976
5.35%, 05/15/35	125	150,647
5.35%, 05/15/40	75	93,173
6.13%, 09/15/37	100	132,352
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[b]	250	248,073
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	244	253,408
4.50%, 06/01/64 (Call 12/01/63)	261	258,301
4.60%, 06/15/43 (Call 12/15/42)	116	122,372
5.10%, 06/01/65 (Call 12/01/64)	150	164,415
5.30%, 05/15/33	5	5,728
5.45%, 02/01/41 (Call 08/01/40)	420	492,051
6.05%, 01/15/38	248	308,705
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,930
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	106	106,794
4.05%, 03/15/42 (Call 09/15/41)	50	51,997
4.50%, 09/01/40 (Call 03/01/40)	23	25,308
4.65%, 10/01/43 (Call 04/01/43)	391	446,481
5.50%, 03/15/40	242	299,493
5.63%, 02/01/36	75	94,698
5.75%, 04/01/35	5	6,266
6.00%, 01/15/34	266	340,782
6.05%, 03/15/39	150	195,713
6.65%, 04/01/29	321	412,993
Series 05-B
5.55%, 01/15/36	55	67,804
Series 05-E
5.35%, 07/15/35	289	349,521

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series 06-E
5.55%, 01/15/37	$180	$221,839
Series 08-A
5.95%, 02/01/38	614	786,481
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	155	157,225
Series C
3.60%, 02/01/45 (Call 08/01/44)[a]	661	660,620
Southern Power Co.
5.15%, 09/15/41	200	204,187
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	611	560,992
6.20%, 03/15/40	140	169,863
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	50	54,712
6.00%, 10/01/36	561	683,399
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	317,334
4.20%, 05/15/45 (Call 11/15/44)	11	11,310
4.35%, 05/15/44 (Call 11/15/43)	385	403,862
6.55%, 05/15/36	5	6,660
Toledo Edison Co. (The)
6.15%, 05/15/37	351	417,847
TransAlta Corp.
6.50%, 03/15/40	136	91,120
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	920	942,232
8.45%, 03/15/39	111	180,983
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	266	270,197
4.20%, 05/15/45 (Call 11/15/44)	7	7,481
4.45%, 02/15/44 (Call 08/15/43)	170	186,426
8.88%, 11/15/38	774	1,257,740
Series A
6.00%, 05/15/37	284	361,771
Series B
6.00%, 01/15/36	250	315,610
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	23,219
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	55	56,775
4.13%, 03/01/42 (Call 09/01/41)	335	351,309
4.25%, 12/01/45 (Call 06/01/45)	350	378,667

Security	Principal (000s)	Value
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	$265	$256,084
4.25%, 06/01/44 (Call 12/01/43)	247	265,755
4.30%, 12/15/45 (Call 06/15/45)	395	431,575
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	663	694,362
6.38%, 08/15/37	140	187,268
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	155	181,097
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	5	5,458
6.50%, 07/01/36	50	63,915

		88,020,050
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	135	169,066
6.13%, 04/15/39	12	15,735

		184,801
ELECTRONICS — 0.25%
Honeywell International Inc.
5.38%, 03/01/41	561	705,018
5.70%, 03/15/36	11	13,873
5.70%, 03/15/37	291	369,531
Koninklijke Philips NV
5.00%, 03/15/42	513	541,184
6.88%, 03/11/38	354	441,457
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	208	233,859

		2,304,922
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	276,710

		276,710
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	691	821,137
6.09%, 03/15/35	50	58,585
6.20%, 03/01/40	41	51,241
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	613	617,542
4.10%, 03/01/45 (Call 09/01/44)	183	187,552
6.13%, 11/30/39	207	268,365

		2,004,422

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FOOD — 1.56%
Ahold Finance USA LLC
6.88%, 05/01/29	$11	$14,158
Campbell Soup Co.
3.80%, 08/02/42	6	5,700
ConAgra Foods Inc.
7.00%, 10/01/28	230	282,544
7.13%, 10/01/26	307	374,325
8.25%, 09/15/30	284	382,432
Delhaize America LLC
9.00%, 04/15/31	5	6,788
Delhaize Group
5.70%, 10/01/40	607	666,230
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	5,143
5.40%, 06/15/40	456	546,794
Hershey Co. (The)
7.20%, 08/15/27	11	14,987
JM Smucker Co. (The)
4.25%, 03/15/35	600	622,709
4.38%, 03/15/45[a]	118	123,396
Kellogg Co.
3.25%, 04/01/26	500	514,173
4.50%, 04/01/46	335	353,001
Series B
7.45%, 04/01/31	400	528,830
Kraft Heinz Foods Co.
5.00%, 07/15/35 (Call 01/15/35)[b]	603	673,122
5.00%, 06/04/42	1,500	1,670,463
5.20%, 07/15/45 (Call 01/15/45)[b]	600	690,361
6.50%, 02/09/40	456	576,317
6.88%, 01/26/39	571	745,874
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	114,257
5.15%, 08/01/43 (Call 02/01/43)[a]	250	292,704
5.40%, 07/15/40 (Call 01/15/40)	346	407,755
6.90%, 04/15/38	253	338,724
7.50%, 04/01/31	397	529,599
Mondelez International Inc.
6.50%, 02/09/40	72	91,608
6.88%, 01/26/39	450	575,636
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)[a]	590	614,309
4.85%, 10/01/45 (Call 04/01/45)	249	270,967

Security	Principal (000s)	Value
5.38%, 09/21/35	$400	$460,569
6.63%, 03/17/39	11	14,349
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	529	576,668
5.15%, 08/15/44 (Call 02/15/44)	255	290,251
Unilever Capital Corp.
5.90%, 11/15/32	760	1,015,739

		14,390,482
FOREST PRODUCTS & PAPER — 0.43%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)[a]	205	214,093
Georgia-Pacific LLC
7.75%, 11/15/29	791	1,101,983
8.88%, 05/15/31	14	21,308
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	275	276,962
5.00%, 09/15/35 (Call 03/15/35)	50	52,807
5.15%, 05/15/46 (Call 11/15/45)	190	202,847
6.00%, 11/15/41 (Call 05/15/41)	786	891,060
7.30%, 11/15/39	240	298,371
8.70%, 06/15/38	246	341,901
WestRock MWV LLC
7.95%, 02/15/31	11	14,243
8.20%, 01/15/30	430	564,363

		3,979,938
GAS — 0.50%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	6	5,636
5.88%, 03/15/41 (Call 09/15/40)	643	748,490
6.00%, 10/01/34	95	112,669
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	713	727,542
5.50%, 06/15/41 (Call 12/15/40)	5	6,032
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	397	398,667
KeySpan Corp.
5.80%, 04/01/35	208	241,596
8.00%, 11/15/30	130	177,013
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	354	395,386
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	207	210,867
4.65%, 08/01/43 (Call 02/01/43)	153	167,823

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Sempra Energy
6.00%, 10/15/39	$901	$1,087,715
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)[a]	5	4,931
Series KK
5.75%, 11/15/35	225	281,439

		4,565,806
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40	255	285,147

		285,147
HEALTH CARE — PRODUCTS — 1.18%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	496	539,516
4.88%, 05/15/44 (Call 11/15/43)	490	543,415
5.00%, 11/12/40	150	163,348
6.00%, 05/15/39	186	226,272
Boston Scientific Corp.
7.00%, 11/15/35	250	315,417
7.38%, 01/15/40	211	271,277
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	109	121,092
Medtronic Inc.
4.38%, 03/15/35	1,651	1,824,379
4.50%, 03/15/42 (Call 09/15/41)	11	12,145
4.63%, 03/15/44 (Call 09/15/43)	550	621,405
4.63%, 03/15/45	2,648	3,017,250
5.55%, 03/15/40	291	354,690
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	420	446,036
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	354	356,673
4.38%, 05/15/44 (Call 11/15/43)	135	142,171
4.63%, 03/15/46 (Call 09/15/45)	500	548,823
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	387	385,342
4.45%, 08/15/45 (Call 02/15/45)	504	503,723
5.75%, 11/30/39	381	432,741

		10,825,715
HEALTH CARE — SERVICES — 1.52%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	261	255,712
4.50%, 05/15/42 (Call 11/15/41)[a]	309	318,372
4.75%, 03/15/44 (Call 09/15/43)	225	241,074

Security	Principal (000s)	Value
6.63%, 06/15/36	$311	$400,142
6.75%, 12/15/37	285	372,897
Anthem Inc.
4.63%, 05/15/42	756	775,911
4.65%, 01/15/43	1,021	1,052,172
4.65%, 08/15/44 (Call 02/15/44)	241	248,511
4.85%, 08/15/54 (Call 02/15/54)	175	179,513
5.10%, 01/15/44	175	191,433
5.85%, 01/15/36	21	24,367
5.95%, 12/15/34	2	2,321
6.38%, 06/15/37	488	600,211
Ascension Health
4.85%, 11/15/53	11	12,864
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	16	16,386
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	241	270,556
5.88%, 03/15/41 (Call 09/15/40)	403	471,056
6.15%, 11/15/36	100	118,189
7.88%, 05/15/27	11	14,870
Dignity Health
4.50%, 11/01/42	100	101,508
5.27%, 11/01/64	196	211,086
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	306	304,689
4.95%, 10/01/44 (Call 04/01/44)	241	252,114
8.15%, 06/15/38	340	476,392
Kaiser Foundation Hospitals
4.88%, 04/01/42	334	377,783
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)[a]	398	397,785
Mayo Clinic Series 2013
4.00%, 11/15/47	11	11,388
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	272	285,314
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	21,256
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	11	13,248
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	16	15,992

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.75%, 01/30/40	$63	$70,910
Texas Health Resources
4.33%, 11/15/55	9	9,575
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	7,088
4.25%, 03/15/43 (Call 09/15/42)	391	410,101
4.38%, 03/15/42 (Call 09/15/41)	571	606,513
4.63%, 07/15/35	255	287,850
4.63%, 11/15/41 (Call 05/15/41)	180	196,996
4.75%, 07/15/45	991	1,140,249
5.70%, 10/15/40 (Call 04/15/40)	561	704,776
5.80%, 03/15/36	695	873,840
5.95%, 02/15/41 (Call 08/15/40)	536	690,204
6.50%, 06/15/37	21	28,354
6.63%, 11/15/37	111	152,346
6.88%, 02/15/38	535	754,992

		13,968,906
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50	70,510
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)	200	166,682

		237,192
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
5.15%, 03/01/43	155	162,333

		162,333
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
3.70%, 06/01/43	18	18,300
6.63%, 08/01/37	518	734,478

		752,778
HOUSEWARES — 0.19%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)[a]	590	645,634
5.50%, 04/01/46 (Call 10/01/45)	970	1,084,119

		1,729,753
INSURANCE — 3.38%
Aflac Inc.
6.45%, 08/15/40	431	542,952
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	263	253,120

Security	Principal (000s)	Value
Allstate Corp. (The)
4.50%, 06/15/43	$875	$961,892
5.35%, 06/01/33	5	5,896
5.55%, 05/09/35	201	245,157
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)[a]	1,465	1,340,746
4.38%, 01/15/55 (Call 07/15/54)	250	223,237
4.50%, 07/16/44 (Call 01/16/44)	861	833,795
4.70%, 07/10/35 (Call 01/10/35)	764	773,174
4.80%, 07/10/45 (Call 01/10/45)	261	264,123
6.25%, 05/01/36	532	622,682
Aon Corp.
8.21%, 01/01/27	314	397,210
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	361	344,430
4.60%, 06/14/44 (Call 03/14/44)	300	295,193
4.75%, 05/15/45 (Call 11/15/44)	246	251,707
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	475	495,863
Assurant Inc.
6.75%, 02/15/34	235	282,966
AXA SA
8.60%, 12/15/30	767	1,020,110
AXIS Specialty Finance PLC
5.15%, 04/01/45	5	5,013
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	68	72,839
4.40%, 05/15/42	304	331,176
5.75%, 01/15/40	430	548,160
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	853	941,607
Chubb Corp. (The)
6.00%, 05/11/37	460	595,942
Chubb INA Holdings Inc.
4.15%, 03/13/43	485	507,292
4.35%, 11/03/45 (Call 05/03/45)	1,335	1,457,670
Cincinnati Financial Corp.
6.92%, 05/15/28	11	13,962
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	480	568,071
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	261	259,604

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	$14	$13,143
5.95%, 10/15/36	306	351,389
6.10%, 10/01/41	365	432,842
6.63%, 03/30/40	105	129,438
Lincoln National Corp.
6.15%, 04/07/36[a]	225	251,232
6.30%, 10/09/37	16	18,139
7.00%, 06/15/40	481	587,568
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	308	294,538
6.00%, 02/01/35[a]	150	178,217
Manulife Financial Corp.
5.38%, 03/04/46	250	269,615
Markel Corp.
5.00%, 03/30/43	3	3,057
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	80	82,825
5.88%, 08/01/33	205	241,186
MetLife Inc.
4.05%, 03/01/45	1,155	1,112,479
4.13%, 08/13/42	348	335,631
4.60%, 05/13/46 (Call 11/13/45)[a]	824	861,855
4.72%, 12/15/44	518	546,814
4.88%, 11/13/43	489	528,067
5.70%, 06/15/35	431	510,783
6.40%, 12/15/66 (Call 12/15/31)	840	890,400
6.50%, 12/15/32	458	578,466
10.75%, 08/01/69 (Call 08/01/34)	16	24,400
Principal Financial Group Inc.
4.35%, 05/15/43[a]	500	476,818
4.63%, 09/15/42	5	4,979
6.05%, 10/15/36	166	195,169
Progressive Corp. (The)
3.70%, 01/26/45	250	241,268
4.35%, 04/25/44	261	279,828
6.25%, 12/01/32	173	217,359
Protective Life Corp.
8.45%, 10/15/39	249	330,918
Prudential Financial Inc.
4.60%, 05/15/44	346	351,308
5.10%, 08/15/43	11	11,408
5.40%, 06/13/35	470	510,986

Security	Principal (000s)	Value
5.63%, 05/12/41	$13	$14,445
5.70%, 12/14/36	389	442,603
5.80%, 11/16/41	100	113,777
5.90%, 03/17/36	210	239,278
6.20%, 11/15/40	100	118,392
6.63%, 06/21/40	5	6,210
Series B
5.75%, 07/15/33	8	9,010
Series D
6.63%, 12/01/37	906	1,130,483
Transatlantic Holdings Inc.
8.00%, 11/30/39	200	263,896
Travelers Companies Inc. (The)
4.60%, 08/01/43	66	74,269
5.35%, 11/01/40	310	382,032
6.25%, 06/15/37	772	1,037,740
6.75%, 06/20/36	50	69,118
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	143,372
Trinity Acquisition PLC
6.13%, 08/15/43	100	107,980
Unum Group
5.75%, 08/15/42	255	265,488
Validus Holdings Ltd.
8.88%, 01/26/40	134	175,117
Voya Financial Inc.
5.70%, 07/15/43[a]	290	326,858
WR Berkley Corp.
4.75%, 08/01/44	16	15,869
6.25%, 02/15/37	300	354,461
XLIT Ltd.
5.50%, 03/31/45	429	416,710
6.25%, 05/15/27	86	101,292

		31,126,114
INTERNET — 0.30%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	614	629,848
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	688	780,025
4.95%, 12/05/44 (Call 06/05/44)[a]	925	1,082,326
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	380	305,704

		2,797,903

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
IRON & STEEL — 0.38%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	$214	$231,791
6.40%, 12/01/37	286	338,356
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	102,298
Vale Overseas Ltd.
6.88%, 11/21/36	1,830	1,614,975
6.88%, 11/10/39	855	745,987
8.25%, 01/17/34	230	236,038
Vale SA
5.63%, 09/11/42[a]	285	224,794

		3,494,239
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	216	227,396

		227,396
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	186	182,499

		182,499
MACHINERY — 0.48%
Caterpillar Inc.
3.80%, 08/15/42	1,009	999,014
4.30%, 05/15/44 (Call 11/15/43)[a]	286	304,552
4.75%, 05/15/64 (Call 11/15/63)[a]	203	214,867
5.20%, 05/27/41	614	727,442
5.30%, 09/15/35	11	12,910
6.05%, 08/15/36	111	142,354
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	330	365,528
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	996	1,013,330
5.38%, 10/16/29	255	314,685
7.13%, 03/03/31	11	15,367
8.10%, 05/15/30	50	75,208
Rockwell Automation Inc.
6.70%, 01/15/28	200	266,302

		4,451,559
MANUFACTURING — 0.82%
3M Co.
3.88%, 06/15/44	291	304,911

Security	Principal (000s)	Value
5.70%, 03/15/37	$286	$368,511
6.38%, 02/15/28	40	53,945
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	444,170
Eaton Corp.
4.00%, 11/02/32	673	689,139
4.15%, 11/02/42	116	119,153
General Electric Co.
4.13%, 10/09/42	571	603,444
4.50%, 03/11/44	1,359	1,520,820
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	914	934,536
4.88%, 09/15/41 (Call 03/15/41)	163	189,494
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	236	279,732
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	200	206,270
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	336	357,839
4.45%, 11/21/44 (Call 05/21/44)	428	475,501
Series A
6.25%, 05/15/38	100	133,761
Tyco Electronics Group SA
7.13%, 10/01/37	236	312,614
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	285	298,694
5.13%, 09/14/45 (Call 03/14/45)	264	284,990

		7,577,524
MEDIA — 5.73%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	859	913,710
4.95%, 10/15/45 (Call 04/15/45)	456	501,354
5.40%, 10/01/43	406	463,002
6.15%, 02/15/41	426	526,437
6.20%, 12/15/34	690	851,431
6.40%, 12/15/35	202	253,090
6.55%, 03/15/33	656	809,065
6.65%, 11/15/37	780	1,015,773
6.90%, 08/15/39	11	14,211
7.75%, 12/01/45	308	419,886
7.85%, 03/01/39	375	529,060
8.15%, 10/17/36	100	141,641

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	$200	$195,527
4.85%, 07/01/42 (Call 01/01/42)	130	129,935
4.90%, 08/15/44 (Call 02/15/44)	100	101,011
5.50%, 05/15/33	604	652,594
5.90%, 10/15/40 (Call 04/15/40)	211	234,093
7.88%, 07/30/30	438	596,775
CCO Safari II LLC
6.38%, 10/23/35 (Call 04/23/35)[b]	1,051	1,213,418
6.48%, 10/23/45 (Call 04/23/45)[b]	1,720	2,024,690
6.83%, 10/23/55 (Call 04/23/55)[b]	321	366,377
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,510	1,611,150
4.25%, 01/15/33	942	1,005,720
4.40%, 08/15/35 (Call 02/15/35)[a]	100	109,513
4.50%, 01/15/43	711	780,978
4.60%, 08/15/45 (Call 02/15/45)	1,400	1,575,619
4.65%, 07/15/42	827	927,756
4.75%, 03/01/44	1,316	1,506,576
5.65%, 06/15/35	11	13,640
6.40%, 05/15/38	136	182,226
6.40%, 03/01/40	16	21,854
6.45%, 03/15/37	278	371,713
6.50%, 11/15/35	511	693,787
6.55%, 07/01/39	14	19,168
6.95%, 08/15/37	633	891,692
7.05%, 03/15/33	161	221,718
Discovery Communications LLC
4.88%, 04/01/43	181	161,179
6.35%, 06/01/40	950	991,637
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	1,086	1,023,718
6.13%, 01/31/46 (Call 06/30/45)	200	217,301
6.63%, 01/15/40	271	307,450
Historic TW Inc.
6.63%, 05/15/29	1,280	1,579,241
NBCUniversal Media LLC
4.45%, 01/15/43	816	889,583
5.95%, 04/01/41	699	908,370
6.40%, 04/30/40	832	1,129,846
TCI Communications Inc.
7.13%, 02/15/28	200	271,424
7.88%, 02/15/26	370	519,376

Security	Principal (000s)	Value
Thomson Reuters Corp.
5.50%, 08/15/35	$150	$157,620
5.65%, 11/23/43 (Call 05/23/43)	186	202,274
5.85%, 04/15/40	616	674,673
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	325	303,438
5.50%, 09/01/41 (Call 03/01/41)	742	767,203
5.88%, 11/15/40 (Call 05/15/40)	720	770,471
6.55%, 05/01/37	397	453,768
6.75%, 06/15/39	811	954,181
7.30%, 07/01/38	800	982,730
Time Warner Companies Inc.
6.95%, 01/15/28	21	26,255
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,073	1,419,978
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,366	1,408,448
4.85%, 07/15/45 (Call 01/15/45)	857	919,026
4.90%, 06/15/42	243	255,794
5.35%, 12/15/43	466	520,083
5.38%, 10/15/41	200	223,006
6.10%, 07/15/40	175	210,095
6.20%, 03/15/40	14	16,872
6.25%, 03/29/41	286	350,511
6.50%, 11/15/36	413	497,768
7.63%, 04/15/31	508	661,914
7.70%, 05/01/32	764	994,034
Verizon Communications Inc.
4.52%, 09/15/48	2,550	2,588,691
4.67%, 03/15/55	2,874	2,807,846
Viacom Inc.
4.38%, 03/15/43	850	680,852
4.50%, 02/27/42	125	99,796
4.85%, 12/15/34 (Call 06/15/34)	290	260,905
4.88%, 06/15/43 (Call 12/15/42)	100	84,981
5.25%, 04/01/44 (Call 10/01/43)	325	299,024
5.85%, 09/01/43 (Call 03/01/43)	625	616,302
6.88%, 04/30/36	620	667,367
Walt Disney Co. (The)
4.13%, 06/01/44[a]	250	271,070
4.38%, 08/16/41	585	649,162
7.00%, 03/01/32	391	553,112
Series E
4.13%, 12/01/41	412	443,422

		52,677,987

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$166	$170,601
4.20%, 06/15/35 (Call 12/15/34)	500	538,105
4.38%, 06/15/45 (Call 12/15/44)[a]	11	12,194
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	205	184,832
5.25%, 10/01/54 (Call 04/01/54)	230	199,523

		1,105,255
MINING — 1.16%
Barrick Gold Corp.
5.25%, 04/01/42	340	330,465
Barrick North America Finance LLC
5.70%, 05/30/41	555	547,464
5.75%, 05/01/43	475	488,011
7.50%, 09/15/38	27	29,144
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	605	608,565
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	880	869,205
5.00%, 09/30/43	1,073	1,192,664
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	161	155,318
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	215	205,022
5.88%, 04/01/35	176	178,446
6.25%, 10/01/39	904	967,414
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	11,518
6.13%, 12/15/33	11	12,026
7.25%, 03/15/31	225	265,427
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	950	1,032,810
7.13%, 07/15/28	292	369,094
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	731	705,007
4.75%, 03/22/42 (Call 09/22/41)	155	161,952
Southern Copper Corp.
5.25%, 11/08/42	590	508,137
5.88%, 04/23/45	625	572,656
6.75%, 04/16/40[a]	800	801,000
7.50%, 07/27/35[a]	538	579,022
Vale Canada Ltd.
7.20%, 09/15/32	50	41,000

		10,631,367

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35[a]	$161	$154,190
6.75%, 12/15/39	175	160,500

		314,690
OIL & GAS — 6.11%
Anadarko Finance Co.
7.50%, 05/01/31	400	455,879
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	280,631
6.20%, 03/15/40	805	845,948
6.45%, 09/15/36	960	1,039,598
6.60%, 03/15/46 (Call 09/15/45)	750	851,145
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	206,036
4.75%, 04/15/43 (Call 10/15/42)	1,275	1,227,511
5.10%, 09/01/40 (Call 03/01/40)	530	526,132
6.00%, 01/15/37	861	935,795
Burlington Resources Finance Co.
7.20%, 08/15/31	384	450,067
7.40%, 12/01/31	591	695,949
Canadian Natural Resources Ltd.
5.85%, 02/01/35	225	210,340
6.25%, 03/15/38	880	869,283
6.45%, 06/30/33	200	198,891
7.20%, 01/15/32	250	254,609
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,260,802
Conoco Funding Co.
7.25%, 10/15/31	497	585,705
ConocoPhillips
5.90%, 10/15/32	13	14,609
6.50%, 02/01/39	806	993,967
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	200	229,666
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	396,709
4.30%, 11/15/44 (Call 05/15/44)	725	701,474
5.95%, 03/15/46 (Call 09/15/45)[a]	250	299,344
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,441	1,719,026
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,525	1,257,538
5.00%, 06/15/45 (Call 12/15/44)	350	295,618

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.60%, 07/15/41 (Call 01/15/41)	$125	$109,691
7.95%, 04/15/32	80	86,005
Devon Financing Co. LLC
7.88%, 09/30/31	550	588,524
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	300	275,250
5.88%, 05/28/45	800	651,000
7.38%, 09/18/43	1,300	1,209,000
Encana Corp.
6.50%, 08/15/34	1,500	1,365,000
Eni USA Inc.
7.30%, 11/15/27	205	247,598
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	396	375,476
5.10%, 01/15/36 (Call 07/15/35)	275	297,788
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)[a]	34	33,242
4.11%, 03/01/46 (Call 09/01/45)[a]	1,595	1,696,810
Hess Corp.
5.60%, 02/15/41	551	536,339
6.00%, 01/15/40	200	198,653
7.13%, 03/15/33	225	240,382
7.30%, 08/15/31	962	1,058,584
7.88%, 10/01/29	174	198,248
Kerr-McGee Corp.
7.88%, 09/15/31	14	15,608
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	208,750
6.60%, 10/01/37	630	598,500
6.80%, 03/15/32	26	25,285
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	650	539,616
5.00%, 09/15/54 (Call 03/15/54)	200	157,726
5.85%, 12/15/45 (Call 06/15/45)	125	116,644
6.50%, 03/01/41 (Call 09/01/40)	365	371,560
Nexen Energy ULC
6.40%, 05/15/37	654	763,519
7.50%, 07/30/39	375	480,686
7.88%, 03/15/32	160	211,568
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	534,332
6.00%, 03/01/41 (Call 09/01/40)	735	729,999
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	850	903,453
4.63%, 06/15/45 (Call 12/15/44)	214	232,703

Security	Principal (000s)	Value
Petro-Canada
5.35%, 07/15/33	$125	$127,777
5.95%, 05/15/35	11	11,915
6.80%, 05/15/38	812	968,869
Petroleos Mexicanos
5.50%, 06/27/44	2,575	2,253,125
5.63%, 01/23/46	1,350	1,194,750
6.38%, 01/23/45	1,050	1,026,375
6.50%, 06/02/41	1,750	1,732,500
6.63%, 06/15/35	1,655	1,671,550
6.63%, 06/15/38	300	297,969
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)[a]	379	400,267
4.88%, 11/15/44 (Call 05/15/44)	1,368	1,471,377
5.88%, 05/01/42	365	416,822
Shell International Finance BV
4.13%, 05/11/35	565	593,394
4.38%, 05/11/45	1,650	1,748,919
4.55%, 08/12/43	1,831	1,970,792
5.50%, 03/25/40	346	410,328
6.38%, 12/15/38	913	1,176,940
Statoil ASA
3.95%, 05/15/43	800	793,023
4.25%, 11/23/41	250	257,788
4.80%, 11/08/43	400	445,724
5.10%, 08/17/40	380	434,705
6.50%, 12/01/28[b]	100	132,482
6.80%, 01/15/28	75	95,131
7.15%, 01/15/29	100	130,916
Suncor Energy Inc.
5.95%, 12/01/34	150	162,301
6.50%, 06/15/38	706	825,442
6.85%, 06/01/39	670	801,977
Tosco Corp.
7.80%, 01/01/27	364	436,780
8.13%, 02/15/30	61	76,204
Valero Energy Corp.
4.90%, 03/15/45[a]	320	298,792
6.63%, 06/15/37	1,002	1,121,127
7.50%, 04/15/32	258	306,140
10.50%, 03/15/39	11	15,599
XTO Energy Inc.
6.75%, 08/01/37	411	578,909

		56,246,520

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.59%
Baker Hughes Inc.
5.13%, 09/15/40	$490	$505,344
6.88%, 01/15/29	644	768,711
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	422	397,372
4.75%, 08/01/43 (Call 02/01/43)	825	806,073
4.85%, 11/15/35 (Call 05/15/35)	1,025	1,056,855
5.00%, 11/15/45 (Call 05/15/45)[a]	265	268,952
6.70%, 09/15/38	21	25,126
7.45%, 09/15/39	851	1,107,802
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	680	499,280

		5,435,515
PACKAGING & CONTAINERS — 0.03%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	284,968

		284,968
PHARMACEUTICALS — 4.56%
Abbott Laboratories
5.30%, 05/27/40	503	594,525
6.00%, 04/01/39	433	550,478
AbbVie Inc.
4.40%, 11/06/42	1,540	1,558,593
4.50%, 05/14/35 (Call 11/14/34)	1,370	1,425,602
4.70%, 05/14/45 (Call 11/14/44)	1,441	1,529,558
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,208	1,204,453
4.75%, 03/15/45 (Call 09/15/44)[a]	1,903	1,922,804
4.85%, 06/15/44 (Call 12/15/43)	499	507,920
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	381	377,656
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	336	330,329
AstraZeneca PLC
4.00%, 09/18/42	605	616,598
4.38%, 11/16/45	810	872,210
6.45%, 09/15/37[a]	1,330	1,771,341
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[b]	635	678,881
Bristol-Myers Squibb Co.
3.25%, 08/01/42	7	6,583
4.50%, 03/01/44 (Call 09/01/43)[a]	368	421,587
5.88%, 11/15/36	820	1,060,665

Security	Principal (000s)	Value
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	$136	$140,337
4.60%, 03/15/43	600	623,314
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)[a]	732	751,093
5.50%, 03/15/27	459	571,128
5.55%, 03/15/37	166	207,512
Express Scripts Holding Co.
6.13%, 11/15/41[a]	458	513,791
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	5,421
5.38%, 04/15/34	200	236,316
6.38%, 05/15/38	1,658	2,275,206
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)[a]	1,270	1,338,754
3.70%, 03/01/46 (Call 09/01/45)	575	609,827
4.38%, 12/05/33 (Call 06/05/33)	1,704	1,965,272
4.50%, 09/01/40[a]	208	245,543
4.50%, 12/05/43 (Call 06/05/43)[a]	379	452,195
4.85%, 05/15/41[a]	11	13,668
4.95%, 05/15/33	261	320,513
5.85%, 07/15/38	63	86,884
5.95%, 08/15/37	218	301,600
6.95%, 09/01/29	14	20,391
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	634	709,236
6.00%, 03/01/41 (Call 09/01/40)	80	98,269
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	203	207,705
5.90%, 11/01/39	340	405,668
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	11,050
3.70%, 02/10/45 (Call 08/10/44)	1,609	1,642,225
4.15%, 05/18/43	240	262,562
6.50%, 12/01/33	344	463,222
6.55%, 09/15/37	107	146,269
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	878,061
5.85%, 06/30/39	11	14,087
5.95%, 12/01/28	486	628,321
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	247	250,411
Novartis Capital Corp.
3.70%, 09/21/42	363	373,971

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.00%, 11/20/45 (Call 05/20/45)	$371	$402,305
4.40%, 05/06/44	1,450	1,666,777
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	251,680
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	209,502
Pfizer Inc.
4.30%, 06/15/43	346	382,409
4.40%, 05/15/44[a]	281	316,039
5.60%, 09/15/40	100	125,611
7.20%, 03/15/39[a]	1,802	2,659,733
Pharmacia LLC
6.60%, 12/01/28	650	879,985
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	406	478,105
Wyeth LLC
5.95%, 04/01/37	1,330	1,716,720
6.00%, 02/15/36	21	26,760
6.50%, 02/01/34	18	23,917
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	590	572,215

		41,911,363
PIPELINES — 3.08%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	88,358
5.85%, 11/15/43 (Call 05/15/43)	445	405,331
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	269	294,742
6.63%, 11/01/37	11	13,090
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	25	22,722
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[b]	25	26,625
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	11	12,161
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	91,875
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	461	494,586
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	159,411

Security	Principal (000s)	Value
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	$220	$184,061
5.15%, 02/01/43 (Call 08/01/42)	355	296,391
5.15%, 03/15/45 (Call 09/15/44)[a]	500	417,974
6.05%, 06/01/41 (Call 12/01/40)	136	123,748
6.13%, 12/15/45 (Call 06/15/45)	700	656,658
6.50%, 02/01/42 (Call 08/01/41)	1,080	1,040,341
6.63%, 10/15/36	135	132,361
7.50%, 07/01/38	211	221,465
8.25%, 11/15/29 (Call 08/15/29)	50	58,255
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	250	186,250
5.60%, 04/01/44 (Call 10/01/43)	180	137,700
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)[a]	600	611,205
3.95%, 02/15/27 (Call 11/15/26)	115	119,862
4.45%, 02/15/43 (Call 08/15/42)	675	634,417
4.85%, 08/15/42 (Call 02/15/42)	125	124,018
4.85%, 03/15/44 (Call 09/15/43)	700	694,355
4.90%, 05/15/46 (Call 11/15/45)	545	548,986
4.95%, 10/15/54 (Call 04/15/54)	950	887,833
5.10%, 02/15/45 (Call 08/15/44)	325	334,716
5.70%, 02/15/42	470	513,522
5.95%, 02/01/41	198	218,435
6.13%, 10/15/39	145	160,886
7.55%, 04/15/38	212	259,149
Series D
6.88%, 03/01/33	264	311,436
Series H
6.65%, 10/15/34	111	129,178
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	215	175,622
5.00%, 08/15/42 (Call 02/15/42)	250	214,097
5.00%, 03/01/43 (Call 09/01/42)	100	84,938
5.40%, 09/01/44 (Call 03/01/44)	360	321,619
5.50%, 03/01/44 (Call 09/01/43)	250	228,356
5.80%, 03/15/35	775	724,163
6.38%, 03/01/41	230	223,614
6.55%, 09/15/40	100	97,579
6.95%, 01/15/38	1,022	1,056,460
7.30%, 08/15/33	11	11,379
7.40%, 03/15/31	118	124,907
7.50%, 11/15/40	416	440,051
7.75%, 03/15/32	100	106,581

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	$425	$371,725
5.30%, 12/01/34 (Call 06/01/34)	1,900	1,721,904
5.55%, 06/01/45 (Call 12/01/44)	1,550	1,424,075
7.75%, 01/15/32	25	26,882
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	200	173,873
4.20%, 03/15/45 (Call 09/15/44)	200	178,396
5.15%, 10/15/43 (Call 04/15/43)	250	249,884
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	545	504,042
6.20%, 09/15/43 (Call 03/15/43)	25	23,283
6.65%, 10/01/36	50	47,317
6.85%, 10/15/37	400	384,672
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	198,883
4.90%, 02/15/45 (Call 08/15/44)	425	348,624
5.15%, 06/01/42 (Call 12/01/41)	430	350,453
6.65%, 01/15/37	350	334,713
Southern Natural Gas Co. LLC
8.00%, 03/01/32	12	12,834
Spectra Energy Capital LLC
7.50%, 09/15/38	251	269,419
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	238,222
5.95%, 09/25/43 (Call 03/25/43)	241	266,896
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	623,831
5.30%, 04/01/44 (Call 10/01/43)	303	265,082
6.10%, 02/15/42	175	163,122
6.85%, 02/15/40	16	15,626
Texas Eastern Transmission LP
7.00%, 07/15/32	276	319,909
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	655	652,755
5.00%, 10/16/43 (Call 04/16/43)	310	319,171
5.60%, 03/31/34	100	109,498
5.85%, 03/15/36	100	111,932
6.10%, 06/01/40	74	85,286
6.20%, 10/15/37	384	438,535
7.25%, 08/15/38	516	638,577
7.63%, 01/15/39	1,025	1,312,796

Security	Principal (000s)	Value
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	$635	$531,412
5.40%, 08/15/41 (Call 02/15/41)	26	23,826
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	130	113,750
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	475	371,687
5.40%, 03/04/44 (Call 09/04/43)	600	495,000
5.80%, 11/15/43 (Call 05/15/43)	50	44,000
6.30%, 04/15/40	200	183,000

		28,366,361
REAL ESTATE INVESTMENT TRUSTS — 0.56%
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	5	4,991
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	640	681,761
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	111	117,347
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	280	330,613
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,398
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	316	303,134
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	288,956
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)[a]	5	5,258
5.88%, 03/15/35	250	295,047
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	14	14,821
4.75%, 03/15/42 (Call 09/15/41)	280	310,742
6.75%, 02/01/40 (Call 11/01/39)	550	762,995
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	447	410,792
5.70%, 09/30/43 (Call 03/30/43)	11	12,302
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	205	211,683
6.50%, 03/15/41 (Call 09/15/40)	187	224,666
Weyerhaeuser Co.
6.88%, 12/15/33	150	175,824
6.95%, 10/01/27	278	339,161
7.38%, 03/15/32	541	673,570

		5,178,061

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
RETAIL — 4.14%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	$572	$542,998
5.17%, 08/01/44 (Call 02/01/44)[a]	175	154,073
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	879	985,438
5.13%, 07/20/45 (Call 01/20/45)	1,931	2,262,044
5.30%, 12/05/43 (Call 06/05/43)	18	21,175
5.75%, 05/15/41 (Call 11/15/40)	11	13,590
6.13%, 09/15/39	746	951,519
6.25%, 06/01/27	471	571,320
Darden Restaurants Inc.
6.80%, 10/15/37	185	211,179
Home Depot Inc. (The)
3.00%, 04/01/26 (Call 01/01/26)	500	524,041
4.20%, 04/01/43 (Call 10/01/42)	71	77,164
4.25%, 04/01/46 (Call 10/01/45)	1,050	1,154,366
4.40%, 03/15/45 (Call 09/15/44)	776	870,458
4.88%, 02/15/44 (Call 08/15/43)	411	490,094
5.40%, 09/15/40 (Call 03/15/40)	21	26,116
5.88%, 12/16/36	1,375	1,781,952
5.95%, 04/01/41 (Call 10/01/40)	963	1,278,818
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	305	272,620
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	750	745,555
4.38%, 09/15/45 (Call 03/15/45)	350	385,541
4.65%, 04/15/42 (Call 10/15/41)	439	497,740
5.00%, 09/15/43 (Call 03/15/43)	670	796,640
5.50%, 10/15/35	11	13,211
5.80%, 10/15/36	16	19,964
5.80%, 04/15/40 (Call 10/15/39)	391	500,741
6.65%, 09/15/37	161	220,675
6.88%, 02/15/28	675	915,520
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	76	60,128
4.50%, 12/15/34 (Call 06/15/34)	107	96,319
5.13%, 01/15/42 (Call 07/15/41)	316	281,748
6.38%, 03/15/37[a]	213	219,767
6.70%, 07/15/34	255	281,999
6.90%, 04/01/29	600	669,928
6.90%, 01/15/32	37	40,940
McDonald’s Corp.
3.63%, 05/01/43	11	10,232

Security	Principal (000s)	Value
3.70%, 02/15/42	$518	$488,890
4.60%, 05/26/45 (Call 11/26/44)	311	336,857
4.70%, 12/09/35 (Call 06/09/35)[a]	225	245,796
4.88%, 12/09/45 (Call 06/09/45)	1,471	1,657,435
5.70%, 02/01/39	200	240,266
6.30%, 10/15/37	360	463,021
6.30%, 03/01/38	365	467,500
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	257	266,616
6.95%, 03/15/28	180	219,495
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	418	367,212
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)[a]	197	219,504
Target Corp.
3.63%, 04/15/46	930	930,319
4.00%, 07/01/42[a]	1,021	1,080,331
6.35%, 11/01/32	9	11,988
7.00%, 01/15/38	100	146,947
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	79,881
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,261	1,352,603
4.30%, 04/22/44 (Call 10/22/43)[a]	922	1,036,950
4.75%, 10/02/43 (Call 04/02/43)	16	19,022
4.88%, 07/08/40	168	198,376
5.00%, 10/25/40	348	418,354
5.25%, 09/01/35	1,265	1,583,646
5.63%, 04/01/40	116	149,645
5.63%, 04/15/41	289	375,037
5.88%, 04/05/27	21	27,231
6.20%, 04/15/38	2,164	2,955,179
6.50%, 08/15/37	1,764	2,473,190
7.55%, 02/15/30	683	1,026,989
Walgreen Co.
4.40%, 09/15/42	125	121,141
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	226	225,066
4.80%, 11/18/44 (Call 05/18/44)	969	994,238

		38,124,338
SEMICONDUCTORS — 0.65%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	187	217,433

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	$420	$460,143
5.85%, 06/15/41	311	368,376
Intel Corp.
4.00%, 12/15/32	386	407,009
4.25%, 12/15/42	21	22,127
4.80%, 10/01/41	1,080	1,223,933
4.90%, 07/29/45 (Call 01/29/45)	1,351	1,544,152
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)[a]	215	219,851
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	476	496,951
4.80%, 05/20/45 (Call 11/20/44)	1,010	1,018,927

		5,978,902
SOFTWARE — 1.78%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	1,258	1,262,610
3.50%, 11/15/42	350	333,497
3.75%, 05/01/43 (Call 11/01/42)	373	372,811
3.75%, 02/12/45 (Call 08/12/44)	278	276,871
4.00%, 02/12/55 (Call 08/12/54)	1,523	1,510,155
4.20%, 11/03/35 (Call 05/03/35)[a]	521	568,805
4.45%, 11/03/45 (Call 05/03/45)	1,201	1,332,298
4.50%, 10/01/40	404	448,519
4.75%, 11/03/55 (Call 05/03/55)	471	530,036
4.88%, 12/15/43 (Call 06/15/43)	504	591,120
5.20%, 06/01/39	322	389,023
5.30%, 02/08/41	623	770,591
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	1,336	1,352,623
3.90%, 05/15/35 (Call 11/15/34)	750	765,630
4.13%, 05/15/45 (Call 11/15/44)	1,100	1,136,013
4.30%, 07/08/34 (Call 01/08/34)	1,332	1,425,495
4.38%, 05/15/55 (Call 11/15/54)	264	271,089
4.50%, 07/08/44 (Call 01/08/44)[a]	717	781,337
5.38%, 07/15/40	819	986,370
6.13%, 07/08/39	946	1,228,643

		16,333,536
TELECOMMUNICATIONS — 7.11%
America Movil SAB de CV
4.38%, 07/16/42[a]	643	636,232
6.13%, 11/15/37	125	147,764
6.13%, 03/30/40	1,321	1,576,122
6.38%, 03/01/35	145	175,264

Security	Principal (000s)	Value
AT&T Corp.
8.25%, 11/15/31[a]	$945	$1,316,063
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	501	473,408
4.35%, 06/15/45 (Call 12/15/44)	729	686,177
4.50%, 05/15/35 (Call 11/15/34)	1,135	1,140,237
4.75%, 05/15/46 (Call 11/15/45)	1,195	1,201,987
4.80%, 06/15/44 (Call 12/15/43)	2,070	2,084,767
5.15%, 03/15/42	1,066	1,120,395
5.35%, 09/01/40	975	1,050,984
5.55%, 08/15/41	307	339,865
5.65%, 02/15/47 (Call 08/15/46)	750	850,777
6.00%, 08/15/40 (Call 05/15/40)	251	288,450
6.15%, 09/15/34	647	739,672
6.30%, 01/15/38	2,328	2,741,983
6.35%, 03/15/40	325	384,565
6.38%, 03/01/41	633	752,609
6.40%, 05/15/38	350	409,646
6.45%, 06/15/34	540	628,817
6.50%, 09/01/37	376	454,861
6.55%, 02/15/39	586	707,474
AT&T Mobility LLC
7.13%, 12/15/31[a]	400	508,105
BellSouth Capital Funding Corp.
7.88%, 02/15/30[a]	36	44,112
BellSouth LLC
6.55%, 06/15/34	261	295,301
6.88%, 10/15/31	311	374,443
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	228,258
British Telecommunications PLC
9.63%, 12/15/30	1,391	2,230,211
Cisco Systems Inc.
5.50%, 01/15/40	1,541	1,955,462
5.90%, 02/15/39	549	721,391
Corning Inc.
4.70%, 03/15/37[a]	75	74,966
4.75%, 03/15/42	341	343,366
5.75%, 08/15/40	148	169,113
7.25%, 08/15/36 (Call 08/15/26)	205	245,049
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,580	2,379,616
9.25%, 06/01/32	219	344,494

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	$442	$469,923
5.05%, 04/27/45 (Call 10/27/44)	150	163,702
6.15%, 12/15/40	105	127,014
Juniper Networks Inc.
5.95%, 03/15/41	280	255,565
Koninklijke KPN NV
8.38%, 10/01/30	501	672,072
Motorola Solutions Inc.
5.50%, 09/01/44	246	205,937
New Cingular Wireless Services Inc.
8.75%, 03/01/31	556	808,276
Orange SA
5.38%, 01/13/42	271	327,857
5.50%, 02/06/44 (Call 08/06/43)[a]	716	888,707
9.00%, 03/01/31	1,105	1,735,394
Pacific Bell Telephone Co.
7.13%, 03/15/26	625	781,914
Qwest Corp.
6.88%, 09/15/33 (Call 05/31/16)	660	645,150
7.13%, 11/15/43 (Call 05/31/16)	323	313,310
7.25%, 10/15/35 (Call 05/31/16)	11	10,670
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	152,957
5.00%, 03/15/44 (Call 09/15/43)	620	689,081
5.45%, 10/01/43 (Call 04/01/43)	21	24,192
7.50%, 08/15/38	685	930,233
Telefonica Emisiones SAU
7.05%, 06/20/36	1,025	1,324,094
Telefonica Europe BV
8.25%, 09/15/30[a]	587	832,178
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	926	853,179
4.27%, 01/15/36	1,500	1,509,684
4.40%, 11/01/34 (Call 05/01/34)	2,539	2,592,039
4.75%, 11/01/41	265	275,276
4.86%, 08/21/46[a]	2,962	3,172,551
5.01%, 08/21/54	3,177	3,269,905
5.05%, 03/15/34 (Call 12/15/33)	1,101	1,201,848
5.85%, 09/15/35	580	686,071
6.00%, 04/01/41	373	449,761
6.25%, 04/01/37	16	19,033
6.40%, 09/15/33	800	1,000,350
6.40%, 02/15/38	401	489,365

Security	Principal (000s)	Value
6.55%, 09/15/43	$3,996	$5,306,116
6.90%, 04/15/38	800	1,037,708
Vodafone Group PLC
4.38%, 02/19/43	320	300,374
6.15%, 02/27/37	991	1,161,059
6.25%, 11/30/32	461	533,757
7.88%, 02/15/30[a]	302	394,187

		65,432,495
TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	332	406,722

		406,722
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	151	155,465
6.35%, 03/15/40	295	349,989
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	425	431,822
6.20%, 10/01/40	61	67,282

		1,004,558
TRANSPORTATION — 2.75%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 (Call 10/01/44)	523	550,601
4.38%, 09/01/42 (Call 03/01/42)	337	364,449
4.40%, 03/15/42 (Call 09/15/41)	313	339,485
4.45%, 03/15/43 (Call 09/15/42)	11	12,023
4.55%, 09/01/44 (Call 03/01/44)	457	507,731
4.70%, 09/01/45 (Call 03/01/45)[a]	461	525,971
4.90%, 04/01/44 (Call 10/01/43)	1,281	1,490,021
4.95%, 09/15/41 (Call 03/15/41)	114	131,689
5.05%, 03/01/41 (Call 09/01/40)	26	30,385
5.15%, 09/01/43 (Call 03/01/43)	173	207,374
5.40%, 06/01/41 (Call 12/01/40)	270	328,652
5.75%, 05/01/40 (Call 11/01/39)	466	582,665
6.15%, 05/01/37	161	208,433
6.20%, 08/15/36	350	453,236
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	170	162,810
4.50%, 11/07/43 (Call 05/07/43)	255	285,306
6.20%, 06/01/36	170	226,001
6.25%, 08/01/34	111	145,980
6.38%, 11/15/37	181	247,069
6.90%, 07/15/28	470	653,332

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	$525	$548,621
4.80%, 09/15/35 (Call 03/15/35)	114	122,801
4.80%, 08/01/45 (Call 02/01/45)[a]	100	109,020
5.75%, 03/15/33	7	7,979
5.75%, 01/15/42	261	313,399
5.95%, 05/15/37	16	19,298
6.13%, 09/15/15 (Call 03/15/15)	6	7,003
7.13%, 10/15/31	590	775,323
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	300	287,905
4.10%, 03/15/44 (Call 09/15/43)	902	914,929
4.40%, 03/01/43 (Call 09/01/42)	137	145,104
4.50%, 08/01/54 (Call 02/01/54)	389	398,066
4.75%, 05/30/42 (Call 11/30/41)	352	389,638
5.50%, 04/15/41 (Call 10/15/40)	70	84,151
6.00%, 10/01/36	496	613,436
6.15%, 05/01/37	25	31,543
6.22%, 04/30/40	105	135,311
FedEx Corp.
3.88%, 08/01/42	209	200,725
3.90%, 02/01/35	886	874,002
4.10%, 04/15/43	2	1,993
4.10%, 02/01/45	261	259,981
4.50%, 02/01/65	86	83,628
4.55%, 04/01/46 (Call 10/01/45)	775	825,568
4.75%, 11/15/45 (Call 05/15/45)	725	792,430
4.90%, 01/15/34	338	373,903
5.10%, 01/15/44	166	189,336
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)[b]	100	96,087
4.95%, 08/15/45 (Call 02/15/45)[b]	476	500,603
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	441	473,604
4.65%, 01/15/46 (Call 07/15/45)	585	647,608
4.80%, 08/15/43 (Call 02/15/43)	849	952,016
4.84%, 10/01/41	479	537,405
6.00%, 03/15/05	11	12,317
6.00%, 05/23/11	436	488,331
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	171,297
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	516	495,951
3.88%, 02/01/55 (Call 08/01/54)	675	660,634

Security	Principal (000s)	Value
4.05%, 11/15/45 (Call 05/15/45)[a]	$381	$397,452
4.05%, 03/01/46 (Call 09/01/45)	170	177,377
4.15%, 01/15/45 (Call 07/15/44)	75	79,073
4.30%, 06/15/42 (Call 12/15/41)	509	546,686
4.38%, 11/15/65 (Call 05/15/65)	6	6,125
4.75%, 09/15/41 (Call 03/15/41)	8	9,044
4.75%, 12/15/43 (Call 06/15/43)	100	113,727
4.82%, 02/01/44 (Call 08/01/43)	570	655,178
4.85%, 06/15/44 (Call 12/15/43)	14	16,176
6.63%, 02/01/29	307	420,699
United Parcel Service Inc.
3.63%, 10/01/42	5	5,010
4.88%, 11/15/40 (Call 05/15/40)	530	631,128
6.20%, 01/15/38	788	1,075,366
United Parcel Service of America Inc.
8.38%, 04/01/30[c]	114	162,788

		25,289,988
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	300	295,508

		295,508
WATER — 0.17%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	16	17,170
4.30%, 09/01/45 (Call 03/01/45)	500	534,150
6.59%, 10/15/37	239	325,449
United Utilities PLC
6.88%, 08/15/28	300	347,605
Veolia Environnement SA
6.75%, 06/01/38	250	319,818

		1,544,192

TOTAL CORPORATE BONDS & NOTES
(Cost: $755,267,849)		761,727,677

FOREIGN GOVERNMENT OBLIGATIONS[d] — 6.72%
CANADA — 0.19%
Province of Quebec Canada
7.50%, 09/15/29	1,170	1,718,916

		1,718,916
CHILE — 0.05%
Chile Government International Bond
3.63%, 10/30/42[a]	450	438,167

		438,167

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
COLOMBIA — 0.62%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	$400	$377,574
5.63%, 02/26/44 (Call 08/26/43)	2,400	2,444,338
6.13%, 01/18/41	1,450	1,558,590
7.38%, 09/18/37[a]	900	1,083,221
10.38%, 01/28/33	200	291,752

		5,755,475
ISRAEL — 0.07%
Israel Government International Bond
4.50%, 01/30/43	600	642,000

		642,000
ITALY — 0.14%
Italy Government International Bond
5.38%, 06/15/33	1,092	1,297,450

		1,297,450
MEXICO — 1.33%
Mexico Government International Bond
4.60%, 01/23/46	1,850	1,834,173
4.75%, 03/08/44	1,890	1,912,432
5.55%, 01/21/45[a]	1,050	1,180,302
5.75%, 10/12/49	2,030	2,094,037
6.05%, 01/11/40	1,470	1,748,600
6.75%, 09/27/34	1,025	1,332,331
7.50%, 04/08/33	477	666,888
8.30%, 08/15/31[a]	955	1,455,161

		12,223,924
PANAMA — 0.43%
Panama Government International Bond
6.70%, 01/26/36	1,330	1,700,192
7.13%, 01/29/26[a]	500	643,822
8.88%, 09/30/27	150	215,817
9.38%, 04/01/29	930	1,388,247

		3,948,078
PERU — 0.53%
Peruvian Government International Bond
4.13%, 08/25/27[a]	950	1,013,456
5.63%, 11/18/50	1,225	1,423,929
6.55%, 03/14/37[a]	495	632,373
8.75%, 11/21/33[a]	1,200	1,815,738

		4,885,496

Security	Principal (000s)	Value
PHILIPPINES — 1.09%
Philippine Government International Bond
3.95%, 01/20/40	$1,200	$1,326,000
5.00%, 01/13/37[a]	1,600	2,022,000
5.50%, 03/30/26[a]	1,400	1,753,500
6.38%, 01/15/32	1,400	1,953,000
6.38%, 10/23/34	800	1,138,000
7.75%, 01/14/31	700	1,078,875
9.50%, 02/02/30	450	769,500

		10,040,875
SOUTH AFRICA — 0.13%
South Africa Government International Bond
5.38%, 07/24/44[a]	1,000	981,250
6.25%, 03/08/41[a]	200	218,872

		1,200,122
SOUTH KOREA — 0.15%
Export-Import Bank of Korea
3.25%, 08/12/26	450	474,220
Korea International Bond
4.13%, 06/10/44[a]	700	871,317

		1,345,537
SUPRANATIONAL — 0.35%
Asian Development Bank
5.82%, 06/16/28	310	407,707
European Investment Bank
4.88%, 02/15/36	695	910,118
Inter-American Development Bank
3.20%, 08/07/42	465	481,627
3.88%, 10/28/41	395	459,195
4.38%, 01/24/44	350	439,981
International Bank for Reconstruction & Development
4.75%, 02/15/35	440	565,979

		3,264,607
TURKEY — 1.23%
Turkey Government International Bond
4.88%, 04/16/43	700	656,712
6.63%, 02/17/45[a]	2,600	3,079,128
6.75%, 05/30/40	800	949,512
6.88%, 03/17/36	2,150	2,560,564

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
7.25%, 03/05/38	$800	$995,496
8.00%, 02/14/34[a]	1,400	1,845,858
11.88%, 01/15/30	720	1,241,698

		11,328,968
URUGUAY — 0.41%
Uruguay Government International Bond
4.13%, 11/20/45	300	256,500
4.38%, 10/27/27	1,000	1,031,500
5.10%, 06/18/50[a]	1,450	1,363,000
7.63%, 03/21/36	865	1,124,500

		3,775,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $61,653,093)		61,865,115

MUNICIPAL DEBT OBLIGATIONS — 8.31%

CALIFORNIA — 2.68%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	187,152
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	700	1,020,075
Series S1
6.79%, 04/01/30	250	318,335
7.04%, 04/01/50	750	1,108,515
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	360	531,922
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	367,290
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	320	451,331
County of Sonoma CA RB
Series A
6.00%, 12/01/29(GTD)	550	671,049
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	290	375,791

Security	Principal (000s)	Value
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	$600	$909,222
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	400	511,740
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	350	507,906
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	550	797,940
6.60%, 07/01/50	400	592,112
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	1,012,216
6.76%, 07/01/34	550	760,925
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	450	621,959
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	100	126,019
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	300	399,300
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	400	542,632
State of California GO BAB
7.30%, 10/01/39	770	1,145,467
7.35%, 11/01/39	700	1,047,249
7.50%, 04/01/34	2,450	3,650,745
7.55%, 04/01/39	1,550	2,403,693
7.60%, 11/01/40	700	1,105,223
7.63%, 03/01/40	100	154,503
7.95%, 03/01/36 (Call 03/01/20)	600	723,174
University of California RB
Series AD
4.86%, 05/15/12	780	819,936
Series AN
4.77%, 05/15/44 (Call 05/15/24)	650	676,858

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
University of California RB BAB
5.77%, 05/15/43	$200	$256,050
5.95%, 05/15/45	650	840,645

		24,636,974
COLORADO — 0.11%
Colorado Bridge Enterprise RB BAB
Series A
6.08%, 12/01/40	300	387,621
Denver City & County School District No. 1 COP
Series B
7.02%, 12/15/37	435	606,064

		993,685
CONNECTICUT — 0.14%
State of Connecticut GO
Series A
5.85%, 03/15/32	200	245,546
State of Connecticut GO BAB
5.09%, 10/01/30	200	230,816
5.63%, 12/01/29	720	855,079

		1,331,441
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	216,798

		216,798
GEORGIA — 0.17%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	350	448,840
Project P, Series 2010A
7.06%, 04/01/57	975	1,142,554

		1,591,394
ILLINOIS — 0.92%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	600	736,878
Series B
6.90%, 12/01/40	225	276,329
Chicago Transit Authority RB BAB
Series B
6.20%, 12/01/40	120	139,019

Security	Principal (000s)	Value
City of Chicago IL GO
Series C
7.78%, 01/01/35	$960	$1,020,605
County of Cook IL GO BAB
6.23%, 11/15/34	100	110,217
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	580	763,031
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	607,450
State of Illinois GO
5.10%, 06/01/33	3,865	3,738,537
5.65%, 12/01/38	725	720,802
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	300	325,566

		8,438,434
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	335,577

		335,577
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	190,772

		190,772
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	253,814

		253,814
MASSACHUSETTS — 0.36%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	287,033
Series E
5.46%, 12/01/39	695	892,971

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	$300	$386,298
Massachusetts Clean Water Trust (The) RB BAB
Series B
5.19%, 08/01/40	550	661,969
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	562,801
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	425	524,340

		3,315,412
MISSOURI — 0.15%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 01/15/46	250	261,080
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	608,110
University of Missouri RB BAB
5.79%, 11/01/41	400	546,400

		1,415,590
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	120	178,130

		178,130
NEW JERSEY — 0.53%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	675	824,958
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,225	1,810,587
Series F
7.41%, 01/01/40	500	757,730

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	$1,020	$1,068,583
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	350	424,329

		4,886,187
NEW YORK — 1.44%
City of New York NY GO BAB
5.85%, 06/01/40	290	376,994
5.99%, 12/01/36	145	185,612
6.27%, 12/01/37	625	832,750
Series C-1
5.52%, 10/01/37	185	229,246
Housing Development Corp./NY RB
3.71%, 02/15/48	500	526,980
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	332,920
6.67%, 11/15/39	385	518,429
Series A
5.87%, 11/15/39	100	122,929
Series B
6.65%, 11/15/39	200	272,384
Series C-1
6.69%, 11/15/40	475	648,822
Series E
6.81%, 11/15/40	400	561,804
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	450	531,689
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	250,870
5.57%, 11/01/38	250	315,210
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	425	537,663
5.75%, 06/15/41	275	362,288
5.88%, 06/15/44	550	750,915
6.01%, 06/15/42	350	485,142

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	$625	$790,187
5.50%, 03/15/30	200	246,610
5.63%, 03/15/39	200	255,288
New York State Urban Development Corp. RB BAB
5.84%, 03/15/40	350	437,479
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	911,144
4.82%, 06/01/45 (Call 06/01/25)	100	105,338
4.93%, 10/01/51	1,000	1,166,970
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,349,912
Series 192
4.81%, 10/15/65	100	114,469

		13,220,044
OHIO — 0.37%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	570	785,962
8.08%, 02/15/50	500	751,295
Ohio State University (The) RB
Series A
3.80%, 12/01/46	500	516,335
4.80%, 06/01/11	200	211,684
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	646,239
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	400	467,944

		3,379,459
OREGON — 0.12%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	296,528
5.68%, 06/30/28 (NPFGC)	500	614,035
State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34	175	228,849

		1,139,412

Security	Principal (000s)	Value
PENNSYLVANIA — 0.12%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	$300	$353,616
Series B
4.65%, 02/15/26	100	109,878
Pennsylvania Turnpike Commission RB BAB
Series B
5.56%, 12/01/49	480	605,107

		1,068,601
TEXAS — 0.86%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28	300	330,012
City of Houston TX GOL
Series A
6.29%, 03/01/32	395	492,008
City Public Service Board of San Antonio TX RB
4.43%, 02/01/42	250	284,445
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	699,941
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	575,646
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	457,341
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	250	321,803
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	658,542
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	662,568
State of Texas GO BAB
5.52%, 04/01/39	625	820,550

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series A
4.63%, 04/01/33	$500	$572,835
4.68%, 04/01/40	300	353,067
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	825	1,008,414
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	417,578
Series D
5.13%, 08/15/42	250	306,140

		7,960,890
UTAH — 0.04%
Utah Transit Authority RB BAB
Series B
5.94%, 06/15/39	250	327,550

		327,550
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	421,545

		421,545
WASHINGTON — 0.12%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	192,409
State of Washington GO BAB
5.14%, 08/01/40	750	954,945

		1,147,354

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $75,296,260)		76,449,063

U.S. GOVERNMENT OBLIGATIONS — 0.11%
U.S. Treasury Note/Bond
2.50%, 02/15/46[a]	1,000	966,600

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $960,331)		966,600

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.89%

MONEY MARKET FUNDS — 8.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	63,877	$63,876,968
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	4,791	4,791,422
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	13,117	13,117,162

		81,785,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,785,552)		81,785,552

TOTAL INVESTMENTS IN SECURITIES — 106.83%
(Cost: $974,963,085)		982,794,007
Other Assets, Less Liabilities — (6.83)%		(62,828,415)

NET ASSETS — 100.00%		$919,965,592

BAB — Build America Bond

COP — Certificates of Participation

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PSF — Permanent School Fund

RB — Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$893,177,533
Affiliated	81,785,552

Total cost of investments	$974,963,085

Investments in securities, at fair value (including securities on loana):
Unaffiliated	$901,008,455
Affiliated	81,785,552

Total fair value of investments	982,794,007
Receivables:
Due from custodian	157,720
Interest	11,483,772

Total Assets	994,435,499

LIABILITIES
Payables:
Investment securities purchased	5,654,264
Collateral for securities on loan	68,668,390
Investment advisory fees	147,253

Total Liabilities	74,469,907

NET ASSETS	$919,965,592

Net assets consist of:
Paid-in capital	$921,719,222
Undistributed net investment income	2,897,662
Accumulated net realized loss	(12,482,214)
Net unrealized appreciation	7,830,922

NET ASSETS	$919,965,592

Shares outstanding[b]	15,300,000

Net asset value per share	$60.13

[a]	Securities on loan with a value of $66,984,171.
[b]	No par value, unlimited number of shares authorized.

STATEMENT OF ASSETS AND LIABILITIES	53

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.24%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42	$55	$51,703
5.63%, 11/15/43	229	232,708

		284,411
AEROSPACE & DEFENSE — 1.66%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	295	278,624
3.50%, 03/01/45 (Call 09/01/44)	403	378,506
6.63%, 02/15/38	16	21,898
6.88%, 03/15/39	282	399,545
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	406	398,476
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	411	383,558
3.80%, 03/01/45 (Call 09/01/44)	374	349,069
4.07%, 12/15/42	1,006	980,340
4.50%, 05/15/36 (Call 11/15/35)	941	988,927
4.70%, 05/15/46 (Call 11/15/45)	509	546,543
4.85%, 09/15/41	529	569,560
Series B
6.15%, 09/01/36	189	233,086
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)[a]	100	95,610
4.75%, 06/01/43	451	489,485
5.05%, 11/15/40	311	346,784
Northrop Grumman Systems Corp.
7.75%, 02/15/31	505	708,055
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)[a]	218	233,037
4.70%, 12/15/41	398	452,297
4.88%, 10/15/40	100	115,864
7.20%, 08/15/27	155	212,429
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	287,643
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	75	72,774
4.50%, 06/01/42	2,884	2,951,269
5.40%, 05/01/35	11	12,678
5.70%, 04/15/40	222	262,422
6.05%, 06/01/36	196	237,265
6.13%, 07/15/38	18	22,185

Security	Principal (000s)	Value
6.70%, 08/01/28	$775	$1,005,547
7.50%, 09/15/29	14	19,368

		13,052,844
AGRICULTURE — 1.30%
Altria Group Inc.
4.25%, 08/09/42	476	453,473
4.50%, 05/02/43	11	10,881
5.38%, 01/31/44	1,902	2,145,608
9.95%, 11/10/38	121	197,961
10.20%, 02/06/39	138	230,878
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	649	626,719
4.54%, 03/26/42	378	393,668
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	307	313,610
Philip Morris International Inc.
3.88%, 08/21/42	26	24,899
4.13%, 03/04/43	217	217,185
4.25%, 11/10/44[a]	1,800	1,842,229
4.38%, 11/15/41	86	88,352
4.50%, 03/20/42	21	21,993
4.88%, 11/15/43	230	255,276
6.38%, 05/16/38	657	844,106
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	311	350,584
5.85%, 08/15/45 (Call 02/15/45)	1,060	1,244,318
6.15%, 09/15/43	381	451,928
7.25%, 06/15/37	403	507,976

		10,221,644
AIRLINES — 0.37%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	215	213,931
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,337	1,290,592
American Airlines 2016-1 Pass Through Trust Class AA
3.58%, 07/15/29	18	18,135
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	353	361,128

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	$1,026	$1,028,565
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	4	4,010

		2,916,361
APPAREL — 0.16%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	255	248,327
3.88%, 11/01/45 (Call 05/01/45)	525	532,841
VF Corp.
6.00%, 10/15/33	150	184,869
6.45%, 11/01/37	221	290,150

		1,256,187
AUTO MANUFACTURERS — 0.77%
Daimler Finance North America LLC
8.50%, 01/18/31	560	837,149
Ford Holdings LLC
9.30%, 03/01/30[a]	100	133,343
Ford Motor Co.
4.75%, 01/15/43[a]	900	816,341
6.38%, 02/01/29	350	390,372
6.63%, 10/01/28	16	18,179
7.40%, 11/01/46	114	137,916
7.45%, 07/16/31	1,231	1,486,260
General Motors Co.
5.00%, 04/01/35	102	88,310
5.20%, 04/01/45	710	605,593
6.25%, 10/02/43	831	798,318
6.60%, 04/01/36 (Call 10/01/35)	710	733,693

		6,045,474
AUTO PARTS & EQUIPMENT — 0.17%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	185	164,542
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	375	340,115
4.95%, 07/02/64 (Call 01/02/64)	100	86,838
5.25%, 12/01/41 (Call 06/01/41)	5	4,958
5.70%, 03/01/41	5	5,268
6.00%, 01/15/36	641	699,018

		1,300,739

Security	Principal (000s)	Value
BANKS — 8.11%
Bank of America Corp.
4.25%, 10/22/26	$1,953	$1,937,849
4.88%, 04/01/44	1,314	1,368,542
5.00%, 01/21/44	1,153	1,217,563
5.88%, 02/07/42	570	659,418
6.11%, 01/29/37	600	648,259
6.75%, 06/01/28	14	16,235
7.75%, 05/14/38	931	1,189,108
Series L
4.75%, 04/21/45	8	7,339
Bank One Corp.
7.63%, 10/15/26	231	291,604
8.00%, 04/29/27	229	296,557
Barclays PLC
5.25%, 08/17/45[a]	810	773,826
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	528	551,827
Citigroup Inc.
4.30%, 11/20/26	1,000	975,499
4.45%, 09/29/27	1,750	1,712,554
4.65%, 07/30/45	1,050	1,056,736
4.95%, 11/07/43	421	438,531
5.30%, 05/06/44	565	564,157
5.88%, 02/22/33	16	16,911
5.88%, 01/30/42	626	709,036
6.00%, 10/31/33	16	17,159
6.13%, 08/25/36	422	461,857
6.63%, 01/15/28	11	13,718
6.63%, 06/15/32	625	710,140
6.68%, 09/13/43	296	344,577
6.88%, 02/15/98	100	129,074
8.13%, 07/15/39	510	727,322
Comerica Inc.
3.80%, 07/22/26	125	120,399
Cooperatieve Rabobank UA/NY
5.25%, 05/24/41	350	403,251
5.25%, 08/04/45[a]	541	548,329
5.75%, 12/01/43	850	943,710
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a]	786	716,022
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	492,318

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Fifth Third Bancorp.
8.25%, 03/01/38	$464	$655,186
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	986	1,000,059
4.80%, 07/08/44 (Call 01/08/44)	1,861	1,886,813
5.15%, 05/22/45	550	525,217
5.95%, 01/15/27	800	884,947
6.13%, 02/15/33[a]	951	1,110,625
6.25%, 02/01/41	1,220	1,463,457
6.45%, 05/01/36	450	495,274
6.75%, 10/01/37	2,465	2,797,327
HSBC Bank PLC
7.65%, 05/01/25	100	125,225
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,750	1,849,187
HSBC Holdings PLC
5.25%, 03/14/44	612	581,062
6.10%, 01/14/42	416	516,391
6.50%, 05/02/36	1,056	1,155,097
6.50%, 09/15/37	1,007	1,104,891
6.80%, 06/01/38	600	681,761
7.63%, 05/17/32	421	502,979
JPMorgan Chase & Co.
4.13%, 12/15/26	1,821	1,842,091
4.25%, 10/01/27	968	980,247
4.85%, 02/01/44[a]	1,543	1,704,284
4.95%, 06/01/45[a]	718	724,644
5.40%, 01/06/42	362	413,893
5.50%, 10/15/40	517	596,860
5.60%, 07/15/41	666	780,637
5.63%, 08/16/43	319	348,101
6.40%, 05/15/38	945	1,201,666
KfW
0.00%, 04/18/36	1,200	669,865
0.00%, 06/29/37	800	426,846
Morgan Stanley
3.95%, 04/23/27	800	770,484
4.30%, 01/27/45	1,300	1,242,001
4.35%, 09/08/26	331	329,856
6.38%, 07/24/42	1,055	1,309,536
7.25%, 04/01/32	941	1,233,653
Regions Bank/Birmingham AL
6.45%, 06/26/37	271	317,814

Security	Principal (000s)	Value
Regions Financial Corp.
7.38%, 12/10/37	$200	$246,952
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	200	207,448
Wachovia Corp.
5.50%, 08/01/35	376	408,502
6.55%, 10/15/35	150	178,641
7.50%, 04/15/35	57	74,329
Wells Fargo & Co.
3.90%, 05/01/45	1,513	1,451,840
4.10%, 06/03/26	1,008	1,034,192
4.30%, 07/22/27	1,185	1,229,188
4.65%, 11/04/44[a]	2,180	2,126,000
4.90%, 11/17/45	590	600,215
5.38%, 02/07/35	341	392,489
5.38%, 11/02/43	350	371,725
5.61%, 01/15/44	2,006	2,200,545
Wells Fargo Bank N.A.
5.95%, 08/26/36	476	574,226
Wells Fargo Capital X
5.95%, 12/01/86	311	308,779

		63,692,474
BEVERAGES — 2.46%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	24,140
6.45%, 09/01/37	200	246,738
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	46,866
4.63%, 02/01/44	245	253,413
4.70%, 02/01/36 (Call 08/01/35)	2,814	2,942,206
4.90%, 02/01/46 (Call 08/01/45)	4,820	5,165,593
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,400	1,264,899
6.38%, 01/15/40	300	371,141
8.00%, 11/15/39	136	195,710
8.20%, 01/15/39	935	1,363,276
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	309	292,936
4.50%, 07/15/45 (Call 01/15/45)[a]	118	125,118
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	290,450

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)[a]	$136	$131,883
5.88%, 09/30/36	773	942,975
Diageo Investment Corp.
4.25%, 05/11/42	202	207,165
7.45%, 04/15/35	11	15,202
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)	363	370,737
7.45%, 05/01/38	100	140,045
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	514	471,516
Molson Coors Brewing Co.
5.00%, 05/01/42	456	450,738
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	1,428	1,957,048
PepsiAmericas Inc.
5.50%, 05/15/35	11	12,856
PepsiCo Inc.
3.60%, 08/13/42	502	468,646
4.00%, 03/05/42	207	205,025
4.25%, 10/22/44 (Call 04/22/44)[a]	509	518,258
4.60%, 07/17/45 (Call 01/17/45)	300	327,945
4.88%, 11/01/40	216	236,156
5.50%, 01/15/40	246	290,195

		19,328,876
BIOTECHNOLOGY — 1.56%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	546	521,801
4.95%, 10/01/41	225	223,065
5.15%, 11/15/41 (Call 05/15/41)	1,100	1,121,869
5.38%, 05/15/43 (Call 11/15/42)	1,598	1,695,515
5.65%, 06/15/42 (Call 12/15/41)	21	23,095
5.75%, 03/15/40	300	328,608
6.38%, 06/01/37	618	723,032
6.40%, 02/01/39	291	343,540
6.90%, 06/01/38	41	51,002
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	863	881,301
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	275	259,093
5.00%, 08/15/45 (Call 02/15/45)	1,050	1,072,738
5.25%, 08/15/43	405	413,326

Security	Principal (000s)	Value
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	$1,376	$1,395,970
4.60%, 09/01/35 (Call 03/01/35)	514	533,222
4.75%, 03/01/46 (Call 09/01/45)	1,594	1,674,902
4.80%, 04/01/44 (Call 10/01/43)	613	642,894
5.65%, 12/01/41 (Call 06/01/41)	286	331,039

		12,236,012
BUILDING MATERIALS — 0.04%
Owens Corning
7.00%, 12/01/36	319	345,793

		345,793
CHEMICALS — 1.63%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	70,682
4.90%, 06/01/43 (Call 12/01/42)	286	247,104
5.25%, 01/15/45 (Call 07/15/44)	254	229,284
6.13%, 01/15/41 (Call 07/15/40)	268	265,119
7.13%, 05/23/36	100	109,836
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	261	251,456
CF Industries Inc.
4.95%, 06/01/43	300	239,032
5.15%, 03/15/34	510	437,001
5.38%, 03/15/44[a]	200	169,786
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	950	865,488
4.38%, 11/15/42 (Call 05/15/42)	16	14,361
4.63%, 10/01/44 (Call 04/01/44)[a]	416	385,850
5.25%, 11/15/41 (Call 05/15/41)	385	382,853
7.38%, 11/01/29	336	426,193
9.40%, 05/15/39	469	666,540
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	475	407,981
4.80%, 09/01/42 (Call 03/01/42)	275	239,354
Ecolab Inc.
5.50%, 12/08/41	338	379,233
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	443	389,976
4.90%, 01/15/41	496	484,833
5.60%, 12/15/36	11	11,398
Lubrizol Corp.
6.50%, 10/01/34	120	156,094

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	$345	$311,634
5.25%, 07/15/43	237	221,988
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	763	626,086
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	154,485
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)[a]	260	195,783
3.95%, 04/15/45 (Call 10/15/44)	235	187,891
4.20%, 07/15/34 (Call 01/15/34)	573	511,329
4.40%, 07/15/44 (Call 01/15/44)	800	693,881
4.65%, 11/15/43 (Call 05/15/43)	16	14,056
4.70%, 07/15/64 (Call 01/15/64)	25	19,544
5.88%, 04/15/38	11	11,366
Series 1
5.50%, 07/30/35	100	100,473
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	208	197,569
5.63%, 11/15/43 (Call 05/15/43)	486	451,618
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	614	649,184
5.88%, 12/01/36	101	109,452
PPG Industries Inc.
5.50%, 11/15/40	14	15,715
Praxair Inc.
3.20%, 01/30/26 (Call 10/30/25)[a]	250	261,195
3.55%, 11/07/42 (Call 05/07/42)	400	370,023
Rohm & Haas Co.
7.85%, 07/15/29	221	288,449
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	11	10,822
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	349,434
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	211	197,566

		12,778,997
COMMERCIAL SERVICES — 0.62%
Board of Trustees of The Leland Stanford Junior University (The)
3.46%, 05/01/47	16	15,849
California Institute of Technology
4.32%, 08/01/45	12	13,192

Security	Principal (000s)	Value
Catholic Health Initiatives
4.35%, 11/01/42	$546	$536,872
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	267	278,220
Equifax Inc.
7.00%, 07/01/37	11	12,737
George Washington University (The)
4.87%, 09/15/45	16	18,213
Johns Hopkins University Series 2013
4.08%, 07/01/53	11	11,580
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,745
4.68%, 07/01/14	511	559,069
5.60%, 07/01/11	428	558,945
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)	500	524,533
6.55%, 11/15/37	11	12,667
Metropolitan Museum of Art (The) Series 2015
3.40%, 07/01/45	13	12,509
Northwestern University
3.69%, 12/01/38	286	293,472
3.87%, 12/01/48	11	11,531
President and Fellows of Harvard College
3.62%, 10/01/37	5	5,120
6.30%, 10/01/37 (Call 04/01/16)	291	292,746
Princeton University
5.70%, 03/01/39	380	510,614
Tufts University Series 2012
5.02%, 04/15/12	250	274,730
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	8,805
University of Southern California
5.25%, 10/01/11	250	300,215
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)[a]	111	102,521
Western Union Co. (The)
6.20%, 11/17/36[a]	116	112,572
6.20%, 06/21/40[a]	350	334,764

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
William Marsh Rice University
3.57%, 05/15/45	$21	$20,870

		4,832,091
COMPUTERS — 1.30%
Apple Inc.
3.45%, 02/09/45	1,920	1,662,771
3.85%, 05/04/43	425	395,163
4.38%, 05/13/45	933	941,461
4.45%, 05/06/44	573	583,188
4.50%, 02/23/36 (Call 08/23/35)	1,250	1,306,385
4.65%, 02/23/46 (Call 08/23/45)	205	215,170
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	287	250,550
6.35%, 10/15/45 (Call 04/15/45)[b]	778	664,013
HP Enterprise Services LLC
7.45%, 10/15/29	430	489,967
HP Inc.
6.00%, 09/15/41	553	450,726
International Business Machines Corp.
4.00%, 06/20/42[a]	406	386,923
4.70%, 02/19/46	500	523,145
5.60%, 11/30/39[a]	324	376,183
5.88%, 11/29/32	311	376,966
6.22%, 08/01/27	555	702,573
6.50%, 01/15/28	355	452,098
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	410	287,000
5.75%, 12/01/34 (Call 06/01/34)	250	149,375

		10,213,657
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
4.00%, 08/15/45	261	277,414
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	190,896
4.38%, 06/15/45 (Call 12/15/44)	11	11,527
6.00%, 05/15/37	280	348,928
Procter & Gamble Co. (The)
5.50%, 02/01/34	61	74,747
5.55%, 03/05/37	960	1,208,123
5.80%, 08/15/34[a]	131	165,330

		2,276,965

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.09%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	$635	$688,363

		688,363
DIVERSIFIED FINANCIAL SERVICES — 2.30%
American Express Co.
4.05%, 12/03/42	687	658,792
AXA Financial Inc.
7.00%, 04/01/28	14	17,622
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	90	93,455
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	341	391,625
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	468	583,684
GE Capital International Funding Co.
4.42%, 11/15/35[b]	5,500	5,719,523
General Electric Co.
5.88%, 01/14/38	808	1,012,448
6.15%, 08/07/37	222	287,996
6.88%, 01/10/39	1,271	1,765,111
Series A
6.75%, 03/15/32	2,469	3,281,122
Goldman Sachs Capital I
6.35%, 02/15/34	326	366,774
Invesco Finance PLC
5.38%, 11/30/43	16	17,638
Jefferies Group LLC
6.25%, 01/15/36	411	354,164
6.45%, 06/08/27	271	264,802
Legg Mason Inc.
5.63%, 01/15/44	218	209,552
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	271	385,751
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	878	929,630
4.30%, 12/14/45 (Call 06/14/45)	1,640	1,753,936

		18,093,625
ELECTRIC — 9.73%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	471	450,920

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.85%, 12/01/42	$50	$49,098
4.10%, 01/15/42	11	11,070
4.15%, 08/15/44 (Call 02/15/44)	412	423,060
4.30%, 01/02/46 (Call 07/02/45)	257	270,249
6.00%, 03/01/39	126	157,952
6.13%, 05/15/38	273	345,637
Series 11-C
5.20%, 06/01/41	911	1,058,205
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	210	215,340
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)[a]	257	270,081
4.80%, 12/15/43 (Call 06/15/43)	11	12,533
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	10,756
4.45%, 06/01/45 (Call 12/01/44)	200	199,997
6.38%, 04/01/36	761	886,262
7.00%, 04/01/38	231	293,804
Series L
5.80%, 10/01/35	5	5,727
Series P
6.70%, 08/15/37	11	12,789
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	151	162,772
4.70%, 01/15/44 (Call 07/15/43)	250	280,748
5.50%, 09/01/35	150	177,789
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,250	1,248,006
5.15%, 11/15/43 (Call 05/15/43)	810	877,403
5.95%, 05/15/37	450	531,025
6.13%, 04/01/36	1,040	1,237,318
6.50%, 09/15/37	194	242,204
8.48%, 09/15/28	224	321,049
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	450	423,474
4.50%, 04/01/44 (Call 10/01/43)	335	365,201
Cleco Power LLC
6.00%, 12/01/40	361	417,000
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	3	3,064
4.88%, 03/01/44 (Call 09/01/43)	336	349,815
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,355	1,283,435

Security	Principal (000s)	Value
3.80%, 10/01/42 (Call 04/01/42)	$111	$107,212
4.60%, 08/15/43 (Call 02/15/43)	8	8,663
4.70%, 01/15/44 (Call 07/15/43)	461	505,449
5.88%, 02/01/33	100	121,366
5.90%, 03/15/36	514	634,792
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	311	328,666
6.35%, 06/01/36	155	203,681
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	327	320,097
4.45%, 03/15/44 (Call 09/15/43)	500	527,888
4.50%, 12/01/45 (Call 06/01/45)	257	275,332
5.50%, 12/01/39	208	246,292
5.70%, 06/15/40	315	391,491
Series 05-A
5.30%, 03/01/35	50	57,796
Series 06-A
5.85%, 03/15/36	325	399,182
Series 06-B
6.20%, 06/15/36	461	574,440
Series 06-E
5.70%, 12/01/36	544	647,005
Series 08-B
6.75%, 04/01/38	340	457,420
Series 12-A
4.20%, 03/15/42	8	8,076
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)[a]	75	76,750
4.10%, 11/15/45 (Call 05/15/45)[a]	255	267,501
4.35%, 08/31/64 (Call 02/28/64)	11	11,090
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	605	604,032
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	15	14,864
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)[a]	325	314,537
6.30%, 03/15/33	275	322,289
7.00%, 06/15/38	350	432,013
Series B
5.95%, 06/15/35	310	349,885
Series C
4.05%, 09/15/42 (Call 03/15/42)[a]	5	4,400
4.90%, 08/01/41 (Call 02/01/41)	7	6,841

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series F
5.25%, 08/01/33	$319	$339,314
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	210,005
3.95%, 06/15/42 (Call 12/15/41)	158	157,743
4.30%, 07/01/44 (Call 01/01/44)	53	56,957
5.70%, 10/01/37	231	283,984
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	205,306
6.63%, 06/01/36	200	268,682
DTE Energy Co.
6.38%, 04/15/33	135	165,725
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	590	550,235
4.00%, 09/30/42 (Call 03/30/42)	718	724,997
4.25%, 12/15/41 (Call 06/15/41)	344	359,283
5.30%, 02/15/40	545	645,122
6.00%, 01/15/38	7	8,956
6.05%, 04/15/38	646	826,948
6.10%, 06/01/37	400	495,782
6.45%, 10/15/32	86	111,280
Series A
6.00%, 12/01/28	16	19,989
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	280	274,952
6.35%, 09/15/37	211	277,043
6.40%, 06/15/38	251	334,370
Duke Energy Indiana LLC
6.12%, 10/15/35	76	91,265
6.35%, 08/15/38	21	27,855
6.45%, 04/01/39	418	559,151
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	396	399,776
4.10%, 03/15/43 (Call 09/15/42)	136	137,547
4.15%, 12/01/44 (Call 06/01/44)	972	978,458
4.20%, 08/15/45 (Call 02/15/45)	405	419,539
4.38%, 03/30/44 (Call 09/30/43)	359	377,668
6.30%, 04/01/38	250	328,968
El Paso Electric Co.
6.00%, 05/15/35	154	179,995
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	500	525,904
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	205	211,052

Security	Principal (000s)	Value
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	$11	$11,317
Exelon Corp.
4.95%, 06/15/35 (Call 12/15/34)[b]	350	353,839
5.10%, 06/15/45 (Call 12/15/44)[b]	15	15,320
5.63%, 06/15/35	21	22,995
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	721	651,404
6.25%, 10/01/39[a]	355	348,128
FirstEnergy Solutions Corp.
6.80%, 08/15/39	281	259,142
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	100	101,504
4.05%, 06/01/42 (Call 12/01/41)	930	974,244
4.05%, 10/01/44 (Call 04/01/44)	808	844,138
4.13%, 02/01/42 (Call 08/01/41)	306	320,080
4.95%, 06/01/35	200	231,795
5.25%, 02/01/41 (Call 08/01/40)	171	206,839
5.65%, 02/01/37	96	120,989
5.69%, 03/01/40	99	125,559
5.95%, 02/01/38	113	146,923
Georgia Power Co.
4.30%, 03/15/42	439	431,578
4.30%, 03/15/43	21	20,605
5.40%, 06/01/40	315	355,071
5.95%, 02/01/39	14	16,862
Series 07-A
5.65%, 03/01/37	100	113,174
Series 10-C
4.75%, 09/01/40	169	178,345
Hydro-Quebec
9.50%, 11/15/30	200	340,533
Iberdrola International BV
6.75%, 07/15/36	346	417,306
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	11	10,379
Indiana Michigan Power Co.
6.05%, 03/15/37	5	5,963
Series K
4.55%, 03/15/46	250	249,143
Interstate Power & Light Co.
6.25%, 07/15/39	5	6,588
Jersey Central Power & Light Co.
6.15%, 06/01/37	186	208,298

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	$236	$259,765
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	262	295,883
Series B
6.05%, 11/15/35	5	6,132
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	108,404
5.13%, 11/01/40 (Call 05/01/40)	184	215,877
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)[a]	109	117,762
4.65%, 11/15/43 (Call 05/15/43)	11	12,316
5.13%, 11/15/40 (Call 05/15/40)	100	117,341
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	111	115,992
4.40%, 10/15/44 (Call 04/15/44)	225	241,704
4.80%, 09/15/43 (Call 03/15/43)	28	31,482
5.75%, 11/01/35	11	13,485
6.75%, 12/30/31	11	14,768
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	350	265,686
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	8	9,307
5.45%, 05/15/41 (Call 11/15/40)	606	713,458
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	455	479,366
5.25%, 02/15/43 (Call 08/15/42)	325	359,267
5.65%, 02/01/45 (Call 08/01/44)	6	6,910
5.80%, 02/01/42 (Call 08/01/41)	250	296,371
5.95%, 06/15/41 (Call 12/15/40)	276	316,883
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	724	678,267
4.00%, 08/15/45 (Call 02/15/45)	90	92,987
4.13%, 05/15/44 (Call 11/15/43)	7	7,400
4.85%, 08/15/40 (Call 02/15/40)	390	452,019
5.25%, 07/15/35	50	59,801
5.35%, 11/01/39	5	6,070
6.25%, 06/01/36	106	139,236
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	106,814
5.50%, 03/15/40	211	257,366

Security	Principal (000s)	Value
Oglethorpe Power Corp.
4.55%, 06/01/44[a]	$668	$661,692
5.25%, 09/01/50	25	26,844
5.38%, 11/01/40	150	169,191
5.95%, 11/01/39	5	5,879
Ohio Edison Co.
6.88%, 07/15/36	355	444,173
8.25%, 10/15/38	11	16,383
Ohio Power Co. Series G
6.60%, 02/15/33	10	12,059
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	366	356,225
4.55%, 03/15/44 (Call 09/15/43)	186	201,033
5.25%, 05/15/41 (Call 11/15/40)	100	116,726
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	255,294
5.25%, 09/30/40	305	335,917
5.30%, 06/01/42 (Call 12/01/41)	406	460,600
7.25%, 01/15/33	411	537,262
7.50%, 09/01/38	168	229,431
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)	11	11,206
4.30%, 03/15/45 (Call 09/15/44)	107	110,767
4.45%, 04/15/42 (Call 10/15/41)	466	490,959
4.50%, 12/15/41 (Call 06/15/41)	290	305,332
4.60%, 06/15/43 (Call 12/15/42)	13	13,919
4.75%, 02/15/44 (Call 08/15/43)	382	417,373
5.13%, 11/15/43 (Call 05/15/43)	346	392,117
5.40%, 01/15/40	421	492,473
5.80%, 03/01/37	16	19,273
6.05%, 03/01/34	2,075	2,523,972
6.25%, 03/01/39	261	331,753
6.35%, 02/15/38	21	26,763
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	290	294,141
6.00%, 01/15/39	400	506,547
6.10%, 08/01/36	105	134,366
6.25%, 10/15/37	121	156,832
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	263,173
5.95%, 10/01/36	111	138,297
Pennsylvania Electric Co.
6.15%, 10/01/38	225	251,281

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$66	$67,940
6.50%, 11/15/37	175	233,764
7.90%, 12/15/38	11	16,673
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	676	688,423
5.00%, 03/15/44 (Call 09/15/43)	385	405,200
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	391	460,388
6.25%, 05/15/39	5	6,618
Progress Energy Inc.
7.75%, 03/01/31	9	12,117
PSEG Power LLC
8.63%, 04/15/31	720	866,505
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	246	237,430
4.30%, 03/15/44 (Call 09/15/43)	411	436,460
6.25%, 09/01/37	60	80,082
6.50%, 08/01/38	100	138,065
Public Service Electric & Gas Co.
3.80%, 03/01/46	250	248,890
3.95%, 05/01/42 (Call 11/01/41)	220	226,845
4.05%, 05/01/45 (Call 11/01/44)[a]	125	130,654
4.15%, 11/01/45 (Call 05/01/45)	16	16,895
5.38%, 11/01/39	100	122,306
5.50%, 03/01/40	7	8,723
5.80%, 05/01/37	216	274,767
Series I
4.00%, 06/01/44 (Call 12/01/43)	240	247,352
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	117,440
4.43%, 11/15/41 (Call 05/15/41)	125	133,770
5.48%, 06/01/35	308	362,506
5.64%, 04/15/41 (Call 10/15/40)	360	453,139
5.76%, 10/01/39	131	163,615
5.80%, 03/15/40	56	71,129
6.27%, 03/15/37	5	6,472
6.72%, 06/15/36	150	203,606
7.02%, 12/01/27	271	368,184
San Diego Gas & Electric Co.
3.95%, 11/15/41	11	11,161
4.30%, 04/01/42 (Call 10/01/41)	158	168,441
4.50%, 08/15/40	211	230,495

Security	Principal (000s)	Value
5.35%, 05/15/35	$125	$150,095
5.35%, 05/15/40	75	91,135
6.13%, 09/15/37	100	132,050
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	244	243,630
4.50%, 06/01/64 (Call 12/01/63)	261	260,488
4.60%, 06/15/43 (Call 12/15/42)	116	121,313
5.10%, 06/01/65 (Call 12/01/64)	150	164,213
5.30%, 05/15/33	5	5,629
5.45%, 02/01/41 (Call 08/01/40)	420	484,908
6.05%, 01/15/38	248	302,717
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,923
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	106	106,169
4.05%, 03/15/42 (Call 09/15/41)	50	50,963
4.50%, 09/01/40 (Call 03/01/40)	23	24,839
4.65%, 10/01/43 (Call 04/01/43)	341	376,861
5.50%, 03/15/40	242	297,733
5.63%, 02/01/36	75	91,859
5.75%, 04/01/35	5	6,229
6.00%, 01/15/34[a]	266	337,012
6.05%, 03/15/39	150	193,075
6.65%, 04/01/29	121	156,415
Series 05-B
5.55%, 01/15/36	55	65,768
Series 05-E
5.35%, 07/15/35	289	345,164
Series 06-E
5.55%, 01/15/37	180	216,086
Series 08-A
5.95%, 02/01/38	664	845,014
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	155	155,772
Series C
3.60%, 02/01/45 (Call 08/01/44)	661	632,343
Southern Power Co.
5.15%, 09/15/41	200	183,788
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	661	599,024
6.20%, 03/15/40	140	167,555

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	$50	$54,091
6.00%, 10/01/36	561	685,171
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	314,500
4.20%, 05/15/45 (Call 11/15/44)	11	11,260
4.35%, 05/15/44 (Call 11/15/43)	385	401,501
6.55%, 05/15/36	5	6,581
Toledo Edison Co. (The)
6.15%, 05/15/37	1	1,170
TransAlta Corp.
6.50%, 03/15/40	136	70,720
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	940	953,927
8.45%, 03/15/39	11	17,723
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	266	263,406
4.20%, 05/15/45 (Call 11/15/44)	7	7,201
4.45%, 02/15/44 (Call 08/15/43)	120	128,744
8.88%, 11/15/38	774	1,240,187
Series A
6.00%, 05/15/37	284	354,832
Series B
6.00%, 01/15/36	250	311,784
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	22,659
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	5	5,140
4.13%, 03/01/42 (Call 09/01/41)	335	348,784
4.25%, 12/01/45 (Call 06/01/45)	350	375,722
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	265	253,624
4.25%, 06/01/44 (Call 12/01/43)[a]	247	263,318
4.30%, 12/15/45 (Call 06/15/45)	195	211,770
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	663	684,383
6.38%, 08/15/37	140	187,346
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	155	180,087
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	5	5,216
6.50%, 07/01/36	50	62,003

		76,410,792

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	$135	$164,933
6.13%, 04/15/39	12	15,334

		180,267
ELECTRONICS — 0.27%
Honeywell International Inc.
5.38%, 03/01/41	611	728,933
5.70%, 03/15/36	11	13,339
5.70%, 03/15/37	191	232,889
Koninklijke Philips NV
5.00%, 03/15/42	533	517,155
6.88%, 03/11/38	354	414,214
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	208	220,152

		2,126,682
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	269,979

		269,979
ENVIRONMENTAL CONTROL — 0.25%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	691	779,318
6.09%, 03/15/35	50	58,241
6.20%, 03/01/40	41	49,064
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	613	595,372
4.10%, 03/01/45 (Call 09/01/44)	203	198,957
6.13%, 11/30/39	207	259,632

		1,940,584
FOOD — 1.56%
Ahold Finance USA LLC
6.88%, 05/01/29	11	13,646
Campbell Soup Co.
3.80%, 08/02/42	6	5,450
ConAgra Foods Inc.
7.00%, 10/01/28	230	278,799
7.13%, 10/01/26	57	68,730
8.25%, 09/15/30	284	393,332
Delhaize America LLC
9.00%, 04/15/31	5	6,662
Delhaize Group
5.70%, 10/01/40	627	662,125

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	$5	$5,000
5.40%, 06/15/40	476	552,060
Hershey Co. (The)
7.20%, 08/15/27	11	15,061
JM Smucker Co. (The)
4.25%, 03/15/35	650	653,396
4.38%, 03/15/45	118	118,294
Kellogg Co.
4.50%, 04/01/46	85	85,561
Series B
7.45%, 04/01/31	726	915,350
Kraft Foods Group Inc.
5.00%, 06/04/42	1,375	1,434,688
6.50%, 02/09/40	306	363,889
6.88%, 01/26/39	571	696,403
Kraft Heinz Foods Co.
5.00%, 07/15/35 (Call 01/15/35)[b]	623	652,591
5.20%, 07/15/45 (Call 01/15/45)[b]	650	697,833
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	107,399
5.15%, 08/01/43 (Call 02/01/43)	250	274,384
5.40%, 07/15/40 (Call 01/15/40)	366	407,586
6.90%, 04/15/38	253	326,561
7.50%, 04/01/31	397	526,832
Mondelez International Inc.
6.50%, 02/09/40	72	90,025
6.88%, 01/26/39	450	567,440
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	269	274,932
5.38%, 09/21/35	400	445,205
6.63%, 03/17/39	11	13,763
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	549	565,965
5.15%, 08/15/44 (Call 02/15/44)	255	272,345
Unilever Capital Corp.
5.90%, 11/15/32	610	797,634

		12,288,941
FOREST PRODUCTS & PAPER — 0.45%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	205	202,209
Georgia-Pacific LLC
7.75%, 11/15/29	791	1,033,492
8.88%, 05/15/31	14	20,027

Security	Principal (000s)	Value
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	$125	$106,036
5.00%, 09/15/35 (Call 03/15/35)	50	48,425
5.15%, 05/15/46 (Call 11/15/45)	210	187,633
6.00%, 11/15/41 (Call 05/15/41)	786	769,818
7.30%, 11/15/39	260	281,304
8.70%, 06/15/38	246	314,059
WestRock MWV LLC
7.95%, 02/15/31	11	13,606
8.20%, 01/15/30	450	572,314

		3,548,923
GAS — 0.55%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	6	5,805
5.88%, 03/15/41 (Call 09/15/40)	643	735,969
6.00%, 10/01/34	95	110,711
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	713	714,780
5.50%, 06/15/41 (Call 12/15/40)	5	5,943
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	417	394,108
KeySpan Corp.
5.80%, 04/01/35	228	257,599
8.00%, 11/15/30	130	177,841
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	374	410,793
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	207	209,386
4.65%, 08/01/43 (Call 02/01/43)	3	3,237
Sempra Energy
6.00%, 10/15/39	901	991,845
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	4,942
Series KK
5.75%, 11/15/35	225	281,511

		4,304,470
HAND & MACHINE TOOLS — 0.00%
Stanley Black & Decker Inc.
5.20%, 09/01/40	5	5,653

		5,653
HEALTH CARE – PRODUCTS — 1.18%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	496	509,788

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.88%, 05/15/44 (Call 11/15/43)	$360	$371,966
5.00%, 11/12/40	150	156,981
6.00%, 05/15/39	186	217,602
Boston Scientific Corp.
7.00%, 11/15/35	100	121,181
7.38%, 01/15/40	211	267,873
Covidien International Finance SA
6.55%, 10/15/37	396	510,063
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	9	9,641
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	291	278,915
4.38%, 03/15/35	1,565	1,615,244
4.50%, 03/15/42 (Call 09/15/41)	11	11,322
4.63%, 03/15/44 (Call 09/15/43)	420	441,223
4.63%, 03/15/45	2,098	2,232,238
5.55%, 03/15/40	291	342,270
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	440	438,020
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	374	347,402
4.38%, 05/15/44 (Call 11/15/43)	135	131,056
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	407	375,992
4.45%, 08/15/45 (Call 02/15/45)	524	479,075
5.75%, 11/30/39	381	419,880

		9,277,732
HEALTH CARE – SERVICES — 1.64%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	261	239,788
4.50%, 05/15/42 (Call 11/15/41)	359	347,712
4.75%, 03/15/44 (Call 09/15/43)	225	228,129
6.63%, 06/15/36	311	376,745
6.75%, 12/15/37	285	348,129
Anthem Inc.
4.63%, 05/15/42	776	727,274
4.65%, 01/15/43	771	724,828
4.65%, 08/15/44 (Call 02/15/44)	241	226,188
4.85%, 08/15/54 (Call 02/15/54)	175	163,215
5.10%, 01/15/44	175	174,738
5.85%, 01/15/36	21	23,063
5.95%, 12/15/34	2	2,227
6.38%, 06/15/37	458	529,361

Security	Principal (000s)	Value
Ascension Health
4.85%, 11/15/53	$11	$12,395
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	16	16,067
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	241	262,740
5.88%, 03/15/41 (Call 09/15/40)	403	455,010
6.15%, 11/15/36	100	115,288
7.88%, 05/15/27	11	14,593
Dignity Health
4.50%, 11/01/42	100	100,619
5.27%, 11/01/64	216	232,338
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	306	284,478
4.95%, 10/01/44 (Call 04/01/44)	141	137,629
8.15%, 06/15/38	360	501,561
Kaiser Foundation Hospitals
4.88%, 04/01/42	354	391,060
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)[a]	398	376,360
Mayo Clinic Series 2013
4.00%, 11/15/47	11	10,981
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	272	271,481
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,800
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	11	12,477
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	16	15,012
5.75%, 01/30/40	250	266,557
Texas Health Resources
4.33%, 11/15/55	9	9,205
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	6,657
4.25%, 03/15/43 (Call 09/15/42)	291	290,544
4.38%, 03/15/42 (Call 09/15/41)	571	581,178
4.63%, 07/15/35	255	273,130
4.63%, 11/15/41 (Call 05/15/41)	180	190,090

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 07/15/45	$891	$971,675
5.70%, 10/15/40 (Call 04/15/40)	561	677,241
5.80%, 03/15/36	695	833,049
5.95%, 02/15/41 (Call 08/15/40)	536	668,083
6.50%, 06/15/37	21	27,020
6.63%, 11/15/37	11	14,381
6.88%, 02/15/38	535	719,290

		12,870,386
HOLDING COMPANIES – DIVERSIFIED — 0.02%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50	69,781
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)	100	75,994

		145,775
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
5.15%, 03/01/43	155	158,199

		158,199
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
3.70%, 06/01/43	18	17,370
6.63%, 08/01/37	518	698,752

		716,122
INSURANCE — 3.54%
ACE INA Holdings Inc.
4.15%, 03/13/43	485	478,801
4.35%, 11/03/45 (Call 05/03/45)	835	868,879
Aflac Inc.
6.45%, 08/15/40	431	528,439
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	263	249,095
Allstate Corp. (The)
4.50%, 06/15/43	875	915,930
5.35%, 06/01/33	5	5,727
5.55%, 05/09/35	201	236,209
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,465	1,236,492
4.38%, 01/15/55 (Call 07/15/54)	250	201,366
4.50%, 07/16/44 (Call 01/16/44)	911	797,402
4.70%, 07/10/35 (Call 01/10/35)	514	482,261
4.80%, 07/10/45 (Call 01/10/45)	11	10,094
6.25%, 05/01/36	532	576,144

Security	Principal (000s)	Value
6.25%, 03/15/87	$300	$309,000
8.18%, 05/15/68 (Call 05/15/38)[a,c]	21	26,197
Aon Corp.
8.21%, 01/01/27	314	383,080
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	361	332,636
4.60%, 06/14/44 (Call 03/14/44)[a]	300	284,975
4.75%, 05/15/45 (Call 11/15/44)	246	239,921
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	495	504,859
Assurant Inc.
6.75%, 02/15/34	235	272,367
AXA SA
8.60%, 12/15/30	767	997,100
AXIS Specialty Finance PLC
5.15%, 04/01/45	5	4,955
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	68	66,294
4.40%, 05/15/42[a]	324	320,021
5.75%, 01/15/40	400	472,048
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	853	858,337
Chubb Corp. (The)
6.00%, 05/11/37	460	567,300
Cincinnati Financial Corp.
6.92%, 05/15/28	11	14,088
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	230	267,807
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	261	251,602
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	12,924
5.95%, 10/15/36	306	353,497
6.10%, 10/01/41	365	436,911
6.63%, 03/30/40	105	129,414
Lincoln National Corp.
6.15%, 04/07/36	225	244,664
6.30%, 10/09/37	16	17,692
7.00%, 06/15/40	481	565,485
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	308	280,521
6.00%, 02/01/35[a]	150	170,997

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Markel Corp.
5.00%, 03/30/43	$3	$3,018
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)[a]	80	81,042
5.88%, 08/01/33	205	235,818
MetLife Inc.
4.05%, 03/01/45	1,155	1,035,156
4.13%, 08/13/42	368	333,060
4.60%, 05/13/46 (Call 12/13/45)[a]	274	268,299
4.72%, 12/15/44	518	513,138
4.88%, 11/13/43	489	497,592
5.70%, 06/15/35	451	507,158
6.40%, 12/15/66 (Call 12/15/31)	740	725,200
6.50%, 12/15/32	458	552,371
10.75%, 08/01/69 (Call 08/01/34)	16	23,360
Principal Financial Group Inc.
4.35%, 05/15/43[a]	500	454,711
4.63%, 09/15/42	5	4,754
6.05%, 10/15/36	166	184,613
Progressive Corp. (The)
3.70%, 01/26/45	250	231,961
4.35%, 04/25/44	261	269,181
6.25%, 12/01/32	173	216,299
Protective Life Corp.
8.45%, 10/15/39	249	328,963
Prudential Financial Inc.
4.60%, 05/15/44[a]	346	331,235
5.10%, 08/15/43	11	10,793
5.40%, 06/13/35	470	495,464
5.63%, 05/12/41	13	13,714
5.70%, 12/14/36	289	314,559
5.80%, 11/16/41	100	108,004
5.90%, 03/17/36	210	230,660
6.20%, 11/15/40	100	112,163
6.63%, 06/21/40	5	5,892
Series B
5.75%, 07/15/33	8	8,730
Series D
6.63%, 12/01/37	906	1,065,048
Transatlantic Holdings Inc.
8.00%, 11/30/39	200	265,503
Travelers Companies Inc. (The)
4.60%, 08/01/43	66	71,291

Security	Principal (000s)	Value
5.35%, 11/01/40	$310	$366,557
6.25%, 06/15/37	772	991,970
6.75%, 06/20/36	50	67,467
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	140,786
Trinity Acquisition PLC
6.13%, 08/15/43	100	108,653
Unum Group
5.75%, 08/15/42	255	263,473
Validus Holdings Ltd.
8.88%, 01/26/40	134	172,144
Voya Financial Inc.
5.70%, 07/15/43	290	315,063
WR Berkley Corp.
4.75%, 08/01/44	16	15,491
6.25%, 02/15/37	300	345,797
XLIT Ltd.
5.50%, 03/31/45	449	423,570
6.25%, 05/15/27	86	101,697

		27,782,949
INTERNET — 0.30%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	414	408,411
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	608	659,050
4.95%, 12/05/44 (Call 06/05/44)	900	993,582
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	400	305,107

		2,366,150
IRON & STEEL — 0.36%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	214	200,370
6.40%, 12/01/37	286	304,829
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	99,333
Vale Overseas Ltd.
6.88%, 11/21/36[a]	1,830	1,264,988
6.88%, 11/10/39	875	596,094
8.25%, 01/17/34[a]	250	193,750
Vale SA
5.63%, 09/11/42[a]	285	177,056

		2,836,420

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
LEISURE TIME — 0.03%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	$211	$208,162

		208,162
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	206	188,720

		188,720
MACHINERY — 0.44%
Caterpillar Inc.
3.80%, 08/15/42	809	725,787
4.30%, 05/15/44 (Call 11/15/43)[a]	286	276,908
4.75%, 05/15/64 (Call 11/15/63)[a]	203	193,431
5.20%, 05/27/41	614	664,802
5.30%, 09/15/35	11	12,045
6.05%, 08/15/36	111	131,044
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	230	243,054
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	746	709,448
5.38%, 10/16/29	255	301,843
7.13%, 03/03/31	11	14,984
8.10%, 05/15/30	50	72,864
Rockwell Automation Inc.
6.70%, 01/15/28[a]	100	131,996

		3,478,206
MANUFACTURING — 0.89%
3M Co.
3.88%, 06/15/44	291	296,800
5.70%, 03/15/37	286	361,828
6.38%, 02/15/28	40	53,568
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	428,766
Eaton Corp.
4.00%, 11/02/32	723	710,891
4.15%, 11/02/42[a]	116	110,597
General Electric Co.
4.13%, 10/09/42	571	574,229
4.50%, 03/11/44	1,359	1,439,751
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	714	697,863
4.88%, 09/15/41 (Call 03/15/41)	163	182,116

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	$236	$267,553
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	200	196,575
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	336	346,835
4.45%, 11/21/44 (Call 05/21/44)[a]	278	293,221
Series A
6.25%, 05/15/38	100	129,756
Tyco Electronics Group SA
7.13%, 10/01/37	236	306,969
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	305	308,914
5.13%, 09/14/45 (Call 03/14/45)	264	270,671

		6,976,903
MEDIA — 5.54%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	859	803,066
4.95%, 10/15/45 (Call 04/15/45)	476	463,018
5.40%, 10/01/43	426	422,374
6.15%, 02/15/41	446	487,671
6.20%, 12/15/34	690	771,188
6.40%, 12/15/35	202	230,097
6.55%, 03/15/33	656	758,539
6.65%, 11/15/37	475	556,407
6.90%, 08/15/39	11	12,525
7.75%, 12/01/45	308	400,091
7.85%, 03/01/39	225	294,969
8.15%, 10/17/36	100	133,801
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	172,040
4.85%, 07/01/42 (Call 01/01/42)	130	114,861
4.90%, 08/15/44 (Call 02/15/44)	100	88,930
5.50%, 05/15/33	624	623,275
5.90%, 10/15/40 (Call 04/15/40)	211	212,074
7.88%, 07/30/30[a]	438	561,427
CCO Safari II LLC
6.38%, 10/23/35 (Call 04/23/35)[b]	801	837,549
6.48%, 10/23/45 (Call 04/23/45)[b]	1,790	1,880,498
6.83%, 10/23/55 (Call 04/23/55)[b]	321	329,628

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	$1,060	$1,074,749
4.25%, 01/15/33	992	1,009,988
4.50%, 01/15/43	711	732,379
4.60%, 08/15/45 (Call 02/15/45)	1,150	1,214,736
4.65%, 07/15/42	877	923,713
4.75%, 03/01/44	1,316	1,414,181
5.65%, 06/15/35	11	12,965
6.40%, 05/15/38	136	172,041
6.40%, 03/01/40	16	20,407
6.45%, 03/15/37	298	376,035
6.50%, 11/15/35	511	650,631
6.55%, 07/01/39	14	18,289
6.95%, 08/15/37	633	842,886
7.05%, 03/15/33	161	213,164
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	1,066	999,300
6.00%, 08/15/40 (Call 05/15/40)	226	233,042
6.35%, 03/15/40	325	356,535
6.38%, 03/01/41	536	586,957
Discovery Communications LLC
4.88%, 04/01/43	181	144,718
6.35%, 06/01/40[a]	750	717,808
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	586	499,984
6.63%, 01/15/40	271	280,760
Historic TW Inc.
6.63%, 05/15/29	1,280	1,473,630
NBCUniversal Media LLC
4.45%, 01/15/43	816	827,653
5.95%, 04/01/41	549	673,656
6.40%, 04/30/40	832	1,057,635
TCI Communications Inc.
7.13%, 02/15/28	200	263,613
7.88%, 02/15/26	370	507,284
Thomson Reuters Corp.
5.50%, 08/15/35	150	152,519
5.65%, 11/23/43 (Call 05/23/43)	186	188,324
5.85%, 04/15/40	616	643,746
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	300	243,000
5.50%, 09/01/41 (Call 03/01/41)	492	430,586

Security	Principal (000s)	Value
5.88%, 11/15/40 (Call 05/15/40)	$720	$651,893
6.55%, 05/01/37	317	314,822
6.75%, 06/15/39	811	805,272
7.30%, 07/01/38	850	892,344
Time Warner Companies Inc.
6.95%, 01/15/28	21	25,279
Time Warner Entertainment Co. LP
8.38%, 07/15/33	973	1,148,767
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,366	1,207,540
4.85%, 07/15/45 (Call 01/15/45)	357	332,701
4.90%, 06/15/42	243	219,416
5.35%, 12/15/43	466	452,210
5.38%, 10/15/41	200	193,646
6.10%, 07/15/40	175	180,405
6.20%, 03/15/40	14	14,518
6.25%, 03/29/41[a]	286	302,503
6.50%, 11/15/36	413	441,853
7.63%, 04/15/31	508	615,395
7.70%, 05/01/32	764	918,505
Verizon Communications Inc.
4.52%, 09/15/48	1,100	1,001,192
4.67%, 03/15/55	1,174	1,028,672
Viacom Inc.
4.38%, 03/15/43	900	602,176
4.50%, 02/27/42	125	86,583
4.85%, 12/15/34 (Call 06/15/34)	310	241,171
4.88%, 06/15/43 (Call 12/15/42)	100	72,759
5.25%, 04/01/44 (Call 10/01/43)	325	253,214
5.85%, 09/01/43 (Call 03/01/43)	625	521,999
6.88%, 04/30/36	290	276,769
Walt Disney Co. (The)
4.13%, 06/01/44	250	259,580
4.38%, 08/16/41	505	542,664
7.00%, 03/01/32	266	378,925
Series E
4.13%, 12/01/41	412	427,659

		43,521,374
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	165,189
4.20%, 06/15/35 (Call 12/15/34)	500	523,931
4.38%, 06/15/45 (Call 12/15/44)	11	11,780

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$80	$71,526
5.25%, 10/01/54 (Call 04/01/54)	230	197,799

		970,225
MINING — 1.07%
Barrick Gold Corp.
5.25%, 04/01/42	360	276,516
Barrick North America Finance LLC
5.70%, 05/30/41	575	452,519
5.75%, 05/01/43	200	164,379
7.50%, 09/15/38	27	23,678
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	605	487,201
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	930	793,137
5.00%, 09/30/43	1,023	991,745
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	161	138,138
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	235	183,454
5.88%, 04/01/35	176	149,421
6.25%, 10/01/39	904	801,590
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	10,798
6.13%, 12/15/33	11	11,257
7.25%, 03/15/31	225	242,353
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	900	850,985
7.13%, 07/15/28	292	330,186
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	731	613,185
4.75%, 03/22/42 (Call 09/22/41)	55	49,605
Southern Copper Corp.
5.25%, 11/08/42	610	458,263
5.88%, 04/23/45	375	298,125
6.75%, 04/16/40	800	707,000
7.50%, 07/27/35[a]	388	368,115
Vale Canada Ltd.
7.20%, 09/15/32	50	27,000

		8,428,650
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]	161	151,255

Security	Principal (000s)	Value
6.75%, 12/15/39	$175	$146,859

		298,114
OIL & GAS — 5.12%
Anadarko Finance Co.
7.50%, 05/01/31	400	358,646
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	222,116
6.20%, 03/15/40	805	636,389
6.45%, 09/15/36	730	609,758
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	159,980
4.75%, 04/15/43 (Call 10/15/42)	1,025	775,538
5.10%, 09/01/40 (Call 03/01/40)	280	204,914
6.00%, 01/15/37	911	750,534
Burlington Resources Finance Co.
7.20%, 08/15/31	284	299,176
7.40%, 12/01/31	591	640,346
Canadian Natural Resources Ltd.
5.85%, 02/01/35	225	162,000
6.25%, 03/15/38	900	666,000
6.45%, 06/30/33	200	151,000
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	65	36,887
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,240,218
Conoco Funding Co.
7.25%, 10/15/31	297	314,381
ConocoPhillips
5.90%, 10/15/32	13	12,201
6.50%, 02/01/39	656	649,808
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	200	187,375
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	339,083
4.30%, 11/15/44 (Call 05/15/44)[a]	725	581,511
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,491	1,570,892
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,575	1,028,053
5.00%, 06/15/45 (Call 12/15/44)	350	228,828
5.60%, 07/15/41 (Call 01/15/41)	125	84,554
7.95%, 04/15/32	80	63,204
Devon Financing Co. LLC
7.88%, 09/30/31	200	157,686

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	$260	$150,800
5.70%, 10/15/39[a]	150	94,500
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	300	243,750
5.88%, 05/28/45	300	211,125
7.38%, 09/18/43	1,100	874,500
Eni USA Inc.
7.30%, 11/15/27	205	235,726
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	625	293,750
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	396	323,329
5.10%, 01/15/36 (Call 07/15/35)	275	259,889
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	34	31,432
4.11%, 03/01/46	145	145,000
Hess Corp.
5.60%, 02/15/41	301	215,701
6.00%, 01/15/40	200	149,059
7.13%, 03/15/33	225	186,711
7.30%, 08/15/31	1,012	865,938
7.88%, 10/01/29	174	155,794
Kerr-McGee Corp.
7.88%, 09/15/31	14	12,758
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	148,750
6.60%, 10/01/37	630	415,800
6.80%, 03/15/32	26	17,940
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	650	416,122
5.00%, 09/15/54 (Call 03/15/54)	200	122,293
5.85%, 12/15/45 (Call 06/15/45)	125	90,726
6.50%, 03/01/41 (Call 09/01/40)	365	284,903
Murphy Oil Corp.
7.05%, 05/01/29	200	110,000
Nexen Energy ULC
6.40%, 05/15/37	324	372,811
7.50%, 07/30/39	375	472,095
7.88%, 03/15/32	160	206,443
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	423,283
6.00%, 03/01/41 (Call 09/01/40)	785	612,215

Security	Principal (000s)	Value
Noble Holding International Ltd.
5.25%, 03/15/42	$460	$179,400
6.05%, 03/01/41	125	52,500
6.20%, 08/01/40	30	12,600
6.95%, 04/01/45 (Call 10/01/44)	200	90,000
Occidental Petroleum Corp.
4.63%, 06/15/45 (Call 12/15/44)	214	204,573
Petro-Canada
5.35%, 07/15/33	125	101,105
5.95%, 05/15/35	11	9,367
6.80%, 05/15/38	812	750,068
Petroleos Mexicanos
5.50%, 06/27/44	825	636,192
5.50%, 06/27/44[b]	1,750	1,346,157
5.63%, 01/23/46[b]	1,100	859,657
6.38%, 01/23/45	1,050	911,194
6.50%, 06/02/41	750	657,859
6.63%, 06/15/35	1,755	1,591,250
6.63%, 06/15/38	300	257,193
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	379	347,446
4.88%, 11/15/44 (Call 05/15/44)	1,168	1,061,623
5.88%, 05/01/42	365	351,542
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	12,375
5.85%, 01/15/44 (Call 07/15/43)	350	178,500
Shell International Finance BV
4.13%, 05/11/35	585	545,566
4.38%, 05/11/45	1,225	1,132,817
4.55%, 08/12/43	1,731	1,637,631
5.50%, 03/25/40	346	367,049
6.38%, 12/15/38	913	1,053,872
Statoil ASA
3.95%, 05/15/43	850	728,203
4.25%, 11/23/41	250	226,036
4.80%, 11/08/43	150	147,513
5.10%, 08/17/40	380	387,497
6.50%, 12/01/28[b]	100	125,463
6.80%, 01/15/28	75	90,794
7.15%, 01/15/29	100	124,654
Suncor Energy Inc.
5.95%, 12/01/34	150	127,982
6.50%, 06/15/38[a]	456	413,305
6.85%, 06/01/39	670	621,639

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Tosco Corp.
7.80%, 01/01/27	$364	$399,117
8.13%, 02/15/30	61	68,613
Valero Energy Corp.
4.90%, 03/15/45[a]	340	272,728
6.63%, 06/15/37	1,002	986,747
7.50%, 04/15/32	278	295,169
10.50%, 03/15/39	11	13,859
XTO Energy Inc.
6.75%, 08/01/37	411	563,098

		40,214,174
OIL & GAS SERVICES — 0.59%
Baker Hughes Inc.
5.13%, 09/15/40	390	343,734
6.88%, 01/15/29	664	734,981
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	350	326,228
5.95%, 06/01/41 (Call 12/01/40)	16	16,186
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	422	339,092
4.75%, 08/01/43 (Call 02/01/43)	725	602,968
4.85%, 11/15/35 (Call 05/15/35)	1,025	915,897
5.00%, 11/15/45 (Call 05/15/45)	15	13,194
6.70%, 09/15/38	21	22,108
7.45%, 09/15/39	851	969,122
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	530	361,637

		4,645,147
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	279,058

		279,058
PHARMACEUTICALS — 4.49%
Abbott Laboratories
5.30%, 05/27/40	523	596,107
6.00%, 04/01/39	433	543,020
AbbVie Inc.
4.40%, 11/06/42	1,540	1,472,393
4.50%, 05/14/35 (Call 11/14/34)	1,370	1,362,993
4.70%, 05/14/45 (Call 11/14/44)	866	867,341
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,258	1,264,299
4.75%, 03/15/45 (Call 09/15/44)[a]	1,803	1,834,248

Security	Principal (000s)	Value
4.85%, 06/15/44 (Call 12/15/43)	$399	$408,849
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	281	278,243
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	336	314,225
AstraZeneca PLC
4.00%, 09/18/42	455	436,312
4.38%, 11/16/45	460	462,670
6.45%, 09/15/37[a]	1,230	1,566,607
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[b]	655	616,763
Bristol-Myers Squibb Co.
3.25%, 08/01/42	7	6,351
4.50%, 03/01/44 (Call 09/01/43)[a]	368	409,047
5.88%, 11/15/36	820	1,020,457
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	136	130,494
4.60%, 03/15/43	600	589,981
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)[a]	482	475,267
5.50%, 03/15/27	459	566,575
5.55%, 03/15/37	166	200,773
Express Scripts Holding Co.
6.13%, 11/15/41[a]	208	216,676
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	5,073
5.38%, 04/15/34	200	232,946
6.38%, 05/15/38	1,708	2,194,384
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	170	170,961
3.70%, 03/01/46 (Call 09/01/45)	75	75,407
4.38%, 12/05/33 (Call 06/05/33)	1,704	1,893,596
4.50%, 09/01/40[a]	208	232,512
4.50%, 12/05/43 (Call 06/05/43)[a]	179	203,124
4.85%, 05/15/41	11	12,942
4.95%, 05/15/33	261	309,231
5.85%, 07/15/38	63	82,800
5.95%, 08/15/37	218	287,883
6.95%, 09/01/29	14	20,119
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	684	681,243
6.00%, 03/01/41 (Call 09/01/40)	80	90,496
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	203	193,732

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.90%, 11/01/39	$360	$395,107
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	10,319
3.70%, 02/10/45 (Call 08/10/44)	1,424	1,353,531
4.15%, 05/18/43	240	245,534
6.50%, 12/01/33	364	478,301
6.55%, 09/15/37	107	143,152
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	859,002
5.85%, 06/30/39	11	13,758
5.95%, 12/01/28	506	645,137
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	247	219,186
Novartis Capital Corp.
3.70%, 09/21/42	363	353,415
4.00%, 11/20/45 (Call 05/20/45)[a]	21	21,401
4.40%, 05/06/44	1,350	1,457,537
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	239,156
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	198,708
Pfizer Inc.
4.30%, 06/15/43	196	202,074
4.40%, 05/15/44[a]	281	294,532
5.60%, 09/15/40	100	119,422
7.20%, 03/15/39	1,802	2,508,400
Pharmacia Corp.
6.60%, 12/01/28	650	860,420
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	426	464,138
Wyeth LLC
5.95%, 04/01/37	1,030	1,262,429
6.00%, 02/15/36	21	25,879
6.50%, 02/01/34	18	23,283
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	590	515,876

		35,235,837
PIPELINES — 2.97%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	75,035
5.85%, 11/15/43 (Call 05/15/43)	445	330,796
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	269	292,602

Security	Principal (000s)	Value
6.63%, 11/01/37	$11	$12,770
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	25	21,968
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[b]	25	21,122
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	11	10,680
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	71,250
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	481	411,255
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	143,328
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	230	166,935
5.15%, 02/01/43 (Call 08/01/42)[a]	355	257,174
5.15%, 03/15/45 (Call 09/15/44)[a]	500	363,627
6.05%, 06/01/41 (Call 12/01/40)	136	105,484
6.13%, 12/15/45 (Call 06/15/45)	450	369,381
6.50%, 02/01/42 (Call 08/01/41)	1,130	923,818
6.63%, 10/15/36	145	121,692
7.50%, 07/01/38	11	9,997
8.25%, 11/15/29 (Call 08/15/29)	50	50,025
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	200	122,000
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)[a]	600	562,214
4.45%, 02/15/43 (Call 08/15/42)	725	587,331
4.85%, 08/15/42 (Call 02/15/42)	125	106,643
4.85%, 03/15/44 (Call 09/15/43)	750	637,240
4.90%, 05/15/46 (Call 11/15/45)	495	434,368
4.95%, 10/15/54 (Call 04/15/54)	950	741,486
5.10%, 02/15/45 (Call 08/15/44)	200	176,411
5.70%, 02/15/42	470	436,445
5.95%, 02/01/41	198	187,912
6.13%, 10/15/39	145	139,147
7.55%, 04/15/38	212	233,664
Series D
6.88%, 03/01/33	264	276,608
Series H
6.65%, 10/15/34	111	113,865
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	115	84,223

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 08/15/42 (Call 02/15/42)	$250	$192,350
5.40%, 09/01/44 (Call 03/01/44)	360	288,933
5.50%, 03/01/44 (Call 09/01/43)	250	203,979
5.80%, 03/15/35	825	669,018
6.38%, 03/01/41	230	192,876
6.55%, 09/15/40	100	83,958
6.95%, 01/15/38	522	465,265
7.30%, 08/15/33	11	9,986
7.40%, 03/15/31	118	110,971
7.50%, 11/15/40	416	372,859
7.75%, 03/15/32	100	93,826
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	325	252,304
5.30%, 12/01/34 (Call 06/01/34)	1,950	1,544,781
5.55%, 06/01/45 (Call 12/01/44)	1,450	1,195,831
7.75%, 01/15/32	25	23,987
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	200	153,205
4.20%, 03/15/45 (Call 09/15/44)	200	153,935
5.15%, 10/15/43 (Call 04/15/43)	250	213,158
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	565	415,081
6.20%, 09/15/43 (Call 03/15/43)	25	18,383
6.65%, 10/01/36	50	38,843
6.85%, 10/15/37	400	315,178
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	164,894
4.90%, 02/15/45 (Call 08/15/44)	325	221,177
5.15%, 06/01/42 (Call 12/01/41)	470	323,491
6.65%, 01/15/37	350	284,002
Southern Natural Gas Co. LLC
8.00%, 03/01/32	12	11,272
Spectra Energy Capital LLC
7.50%, 09/15/38	251	248,041
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	201,349
5.95%, 09/25/43 (Call 03/25/43)	241	226,738
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	523,028
5.30%, 04/01/44 (Call 10/01/43)	303	222,303
6.10%, 02/15/42	175	134,832
6.85%, 02/15/40	16	13,444

Security	Principal (000s)	Value
Texas Eastern Transmission LP
7.00%, 07/15/32	$296	$326,246
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	655	596,338
5.00%, 10/16/43 (Call 04/16/43)[a]	330	306,252
5.60%, 03/31/34	100	99,324
5.85%, 03/15/36	100	95,905
6.10%, 06/01/40	74	73,901
6.20%, 10/15/37	384	384,434
7.25%, 08/15/38	536	600,922
7.63%, 01/15/39	1,025	1,186,950
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	463,550
5.40%, 08/15/41 (Call 02/15/41)	26	20,930
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	150	99,000
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	495	329,175
5.40%, 03/04/44 (Call 09/04/43)	600	414,000
5.80%, 11/15/43 (Call 05/15/43)	50	35,500
6.30%, 04/15/40	200	150,000

		23,364,201
REAL ESTATE INVESTMENT TRUSTS — 0.61%
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	5	4,954
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	660	678,043
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	111	113,509
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	230	250,085
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,225
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	316	297,882
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	288,237
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	5	5,120
5.88%, 03/15/35	250	282,963
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	14	13,863

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 03/15/42 (Call 09/15/41)	$300	$316,970
6.75%, 02/01/40 (Call 11/01/39)	550	726,184
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	467	421,963
5.70%, 09/30/43 (Call 03/30/43)	11	12,206
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	225	222,247
6.50%, 03/15/41 (Call 09/15/40)	187	217,328
Weyerhaeuser Co.
6.95%, 10/01/27	278	321,463
7.38%, 03/15/32	541	631,675

		4,818,917
RETAIL — 4.14%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	342	288,817
5.17%, 08/01/44 (Call 02/01/44)	175	139,026
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	679	730,051
5.13%, 07/20/45 (Call 01/20/45)	1,981	2,204,135
5.30%, 12/05/43 (Call 06/05/43)	18	20,218
5.75%, 05/15/41 (Call 11/15/40)	11	12,660
6.13%, 09/15/39	746	907,322
6.25%, 06/01/27	471	564,264
Darden Restaurants Inc.
7.05%, 10/15/37	205	225,326
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	21	21,649
4.25%, 04/01/46 (Call 10/01/45)	1,050	1,093,450
4.40%, 03/15/45 (Call 09/15/44)	776	827,194
4.88%, 02/15/44 (Call 08/15/43)	411	463,209
5.40%, 09/15/40 (Call 03/15/40)	21	25,077
5.88%, 12/16/36	1,075	1,333,311
5.95%, 04/01/41 (Call 10/01/40)	1,013	1,290,481
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	105	90,649
Lowe’s Companies Inc.
4.38%, 09/15/45 (Call 03/15/45)	250	261,182
4.65%, 04/15/42 (Call 10/15/41)	439	472,705
5.00%, 09/15/43 (Call 03/15/43)	440	493,518
5.50%, 10/15/35	11	12,786
5.80%, 10/15/36	16	19,235
5.80%, 04/15/40 (Call 10/15/39)	411	498,424
6.65%, 09/15/37	161	211,898
6.88%, 02/15/28	650	857,466

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	$76	$54,042
4.50%, 12/15/34 (Call 06/15/34)	107	83,871
5.13%, 01/15/42 (Call 07/15/41)	236	187,920
6.38%, 03/15/37[a]	213	200,456
6.70%, 07/15/34[a]	255	249,455
6.90%, 04/01/29	600	657,508
6.90%, 01/15/32	12	13,147
McDonald’s Corp.
3.63%, 05/01/43	11	9,438
3.70%, 02/15/42	518	452,060
4.60%, 05/26/45 (Call 11/26/44)	311	311,488
4.70%, 12/09/35 (Call 06/09/35)	100	103,473
4.88%, 12/09/45 (Call 06/09/45)[a]	1,521	1,592,911
5.70%, 02/01/39	50	56,138
6.30%, 10/15/37	360	428,890
6.30%, 03/01/38	365	435,561
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	277	260,742
6.95%, 03/15/28	180	216,148
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	418	344,305
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	217	233,508
Target Corp.
4.00%, 07/01/42	1,071	1,081,477
6.35%, 11/01/32	9	11,555
6.50%, 10/15/37	911	1,206,781
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	76,876
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)[a]	1,061	1,064,477
4.30%, 04/22/44 (Call 10/22/43)[a]	942	992,264
4.75%, 10/02/43 (Call 04/02/43)	16	17,748
4.88%, 07/08/40	168	187,106
5.00%, 10/25/40	348	393,961
5.25%, 09/01/35	1,265	1,487,214
5.63%, 04/01/40	16	19,379
5.63%, 04/15/41	289	354,082
5.88%, 04/05/27	21	26,454
6.20%, 04/15/38	1,914	2,449,025
6.50%, 08/15/37	1,764	2,322,087
7.55%, 02/15/30	533	765,197

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Walgreen Co.
4.40%, 09/15/42	$125	$107,325
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	226	204,445
4.80%, 11/18/44 (Call 05/18/44)	919	831,530

		32,554,097
SEMICONDUCTORS — 0.65%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	87	92,098
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	420	436,698
5.85%, 06/15/41	311	349,175
Intel Corp.
4.00%, 12/15/32	386	393,587
4.25%, 12/15/42	21	20,834
4.80%, 10/01/41	1,030	1,097,824
4.90%, 07/29/45 (Call 01/29/45)	1,201	1,300,781
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	215	206,372
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	526	493,519
4.80%, 05/20/45 (Call 11/20/44)	760	687,138

		5,078,026
SOFTWARE — 1.81%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	758	729,487
3.50%, 11/15/42	350	320,905
3.75%, 05/01/43 (Call 11/01/42)	373	357,042
3.75%, 02/12/45 (Call 08/12/44)	178	171,006
4.00%, 02/12/55 (Call 08/12/54)	1,523	1,420,735
4.20%, 11/03/35 (Call 05/03/35)	521	541,963
4.45%, 11/03/45 (Call 05/03/45)	1,201	1,278,518
4.50%, 10/01/40	404	432,143
4.75%, 11/03/55 (Call 05/03/55)	371	392,265
4.88%, 12/15/43 (Call 06/15/43)[a]	504	566,896
5.20%, 06/01/39	322	375,292
5.30%, 02/08/41	623	735,822
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)[a]	1,336	1,303,026
3.90%, 05/15/35 (Call 11/15/34)	750	726,305
4.13%, 05/15/45 (Call 11/15/44)	350	341,573
4.30%, 07/08/34 (Call 01/08/34)	1,382	1,407,946
4.38%, 05/15/55 (Call 11/15/54)	264	252,794

Security	Principal (000s)	Value
4.50%, 07/08/44 (Call 01/08/44)	$717	$736,611
5.38%, 07/15/40	819	929,673
6.13%, 07/08/39	996	1,226,765

		14,246,767
TELECOMMUNICATIONS — 7.58%
Alltel Corp.
7.88%, 07/01/32[a]	190	235,621
America Movil SAB de CV
4.38%, 07/16/42[a]	643	595,110
6.13%, 11/15/37	125	137,913
6.13%, 03/30/40	1,321	1,472,124
6.38%, 03/01/35	145	164,281
AT&T Corp.
8.25%, 11/15/31	945	1,322,228
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	501	427,191
4.35%, 06/15/45 (Call 12/15/44)	729	622,698
4.50%, 05/15/35 (Call 11/15/34)	1,185	1,091,720
4.75%, 05/15/46 (Call 11/15/45)	1,195	1,084,824
4.80%, 06/15/44 (Call 12/15/43)	2,070	1,882,511
5.35%, 09/01/40	1,025	1,000,442
5.55%, 08/15/41	307	306,587
5.65%, 02/15/47 (Call 08/15/46)	250	258,145
6.15%, 09/15/34	667	740,969
6.30%, 01/15/38	2,328	2,513,476
6.40%, 05/15/38	350	380,154
6.45%, 06/15/34	560	620,142
6.50%, 09/01/37[a]	376	417,008
6.55%, 02/15/39	606	673,995
AT&T Mobility LLC
7.13%, 12/15/31	400	494,941
BellSouth Capital Funding Corp.
7.88%, 02/15/30	36	42,729
BellSouth LLC
6.55%, 06/15/34	261	284,105
6.88%, 10/15/31	311	366,550
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	218,393
British Telecommunications PLC
9.63%, 12/15/30	1,441	2,075,830
Cisco Systems Inc.
5.50%, 01/15/40	1,591	1,895,492
5.90%, 02/15/39	549	679,130

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Corning Inc.
4.70%, 03/15/37[a]	$75	$72,472
4.75%, 03/15/42	341	325,802
5.75%, 08/15/40	148	157,916
7.25%, 08/15/36 (Call 08/15/26)	205	238,717
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,580	2,211,461
9.25%, 06/01/32	219	324,546
Embarq Corp.
8.00%, 06/01/36	556	533,760
GTE Corp.
6.94%, 04/15/28	214	256,992
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	242	245,385
5.05%, 04/27/45 (Call 10/27/44)	150	153,768
6.15%, 12/15/40	105	119,924
Juniper Networks Inc.
5.95%, 03/15/41	275	243,766
Koninklijke KPN NV
8.38%, 10/01/30	426	555,753
Motorola Solutions Inc.
5.50%, 09/01/44	266	196,194
New Cingular Wireless Services Inc.
8.75%, 03/01/31	576	814,129
Orange SA
5.38%, 01/13/42	271	289,341
5.50%, 02/06/44 (Call 08/06/43)[a]	716	782,733
9.00%, 03/01/31	1,155	1,609,557
Pacific Bell Telephone Co.
7.13%, 03/15/26	675	835,903
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/16)	680	625,600
7.13%, 11/15/43 (Call 03/31/16)[a]	343	325,850
7.25%, 10/15/35 (Call 03/31/16)	11	10,684
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	141,925
5.00%, 03/15/44 (Call 09/15/43)	620	631,219
5.45%, 10/01/43 (Call 04/01/43)	21	22,855
7.50%, 08/15/38	455	591,982
Telefonica Emisiones SAU
7.05%, 06/20/36	1,075	1,276,536
Telefonica Europe BV
8.25%, 09/15/30	587	761,599

Security	Principal (000s)	Value
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	$476	$398,930
4.27%, 01/15/36[a]	500	458,018
4.40%, 11/01/34 (Call 05/01/34)	2,089	1,957,272
4.75%, 11/01/41	265	251,437
4.86%, 08/21/46	2,512	2,435,214
5.01%, 08/21/54	3,277	3,027,279
5.05%, 03/15/34 (Call 12/15/33)	1,101	1,107,485
5.85%, 09/15/35	580	628,901
6.00%, 04/01/41	373	415,109
6.25%, 04/01/37	16	18,315
6.40%, 09/15/33	800	928,776
6.40%, 02/15/38	401	461,834
6.55%, 09/15/43	3,996	4,841,551
6.90%, 04/15/38	800	971,501
7.35%, 04/01/39	211	265,244
7.75%, 12/01/30	990	1,319,772
7.75%, 06/15/32	461	568,216
Verizon Florida LLC Series E
6.86%, 02/01/28[a]	550	514,691
Verizon Maryland LLC Series B
5.13%, 06/15/33[a]	426	434,078
Verizon New York Inc. Series B
7.38%, 04/01/32	11	12,534
Vodafone Group PLC
4.38%, 02/19/43	320	265,404
6.15%, 02/27/37	1,041	1,070,851
6.25%, 11/30/32	461	465,256
7.88%, 02/15/30	302	356,861

		59,535,207
TEXTILES — 0.05%
Cintas Corp. No. 2
6.15%, 08/15/36	332	401,740

		401,740
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	151	144,261
6.35%, 03/15/40	315	350,024
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	175	172,377
6.20%, 10/01/40	11	11,783

		678,445

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
TRANSPORTATION — 2.83%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 (Call 10/01/44)	$523	$508,365
4.38%, 09/01/42 (Call 03/01/42)	357	357,844
4.40%, 03/15/42 (Call 09/15/41)	313	314,926
4.45%, 03/15/43 (Call 09/15/42)	11	11,155
4.55%, 09/01/44 (Call 03/01/44)	357	367,339
4.70%, 09/01/45 (Call 03/01/45)	461	486,681
4.90%, 04/01/44 (Call 10/01/43)	1,281	1,380,615
4.95%, 09/15/41 (Call 03/15/41)	14	15,029
5.05%, 03/01/41 (Call 09/01/40)	26	28,273
5.15%, 09/01/43 (Call 03/01/43)	173	191,929
5.40%, 06/01/41 (Call 12/01/40)	270	306,480
5.75%, 05/01/40 (Call 11/01/39)	466	549,524
6.15%, 05/01/37	161	196,263
6.20%, 08/15/36	350	427,423
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	170	159,049
4.50%, 11/07/43 (Call 05/07/43)	255	278,694
6.20%, 06/01/36	170	221,287
6.25%, 08/01/34	111	142,991
6.38%, 11/15/37	181	240,752
6.90%, 07/15/28	490	673,930
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	575	579,604
4.80%, 09/15/35 (Call 03/15/35)	114	114,853
4.80%, 08/01/45 (Call 02/01/45)[a]	100	99,845
5.75%, 03/15/33	7	7,751
5.75%, 01/15/42	261	290,863
5.95%, 05/15/37	16	18,063
6.13%, 09/15/15 (Call 03/15/15)	6	6,218
7.13%, 10/15/31	440	558,744
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	300	255,597
4.10%, 03/15/44 (Call 09/15/43)	922	848,443
4.40%, 03/01/43 (Call 09/01/42)	137	131,160
4.50%, 08/01/54 (Call 02/01/54)	389	355,937
4.75%, 05/30/42 (Call 11/30/41)	352	353,555
5.50%, 04/15/41 (Call 10/15/40)	70	76,925
6.00%, 10/01/36	246	283,276
6.15%, 05/01/37	25	29,343
6.22%, 04/30/40	105	124,334
FedEx Corp.
3.88%, 08/01/42	209	182,496

Security	Principal (000s)	Value
3.90%, 02/01/35	$936	$851,613
4.10%, 04/15/43	2	1,811
4.10%, 02/01/45	261	235,615
4.50%, 02/01/65	86	76,326
4.75%, 11/15/45 (Call 05/15/45)	645	644,968
4.90%, 01/15/34	338	347,760
5.10%, 01/15/44	166	171,787
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)[b]	100	91,598
4.95%, 08/15/45 (Call 02/15/45)[b]	496	499,059
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	441	424,230
4.65%, 01/15/46 (Call 07/15/45)	605	599,111
4.80%, 08/15/43 (Call 02/15/43)	899	908,550
4.84%, 10/01/41	479	486,561
6.00%, 03/15/05	11	11,801
6.00%, 05/23/11	436	467,790
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	169,697
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	516	477,384
3.88%, 02/01/55 (Call 08/01/54)	725	650,692
4.05%, 11/15/45 (Call 05/15/45)[a]	381	377,093
4.05%, 03/01/46 (Call 09/01/45)	170	169,422
4.15%, 01/15/45 (Call 07/15/44)	75	75,375
4.30%, 06/15/42 (Call 12/15/41)	259	263,875
4.38%, 11/15/65 (Call 05/15/65)	6	5,670
4.75%, 09/15/41 (Call 03/15/41)	8	8,665
4.75%, 12/15/43 (Call 06/15/43)	100	108,711
4.82%, 02/01/44 (Call 08/01/43)	570	626,336
4.85%, 06/15/44 (Call 12/15/43)	14	15,459
6.63%, 02/01/29	307	411,277
United Parcel Service Inc.
3.63%, 10/01/42	5	4,904
4.88%, 11/15/40 (Call 05/15/40)	530	610,475
6.20%, 01/15/38	838	1,103,609
United Parcel Service of America Inc.
8.38%, 04/01/30[d]	114	166,546

		22,239,326
TRUCKING & LEASING — 0.04%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	300	293,082

		293,082

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
WATER — 0.20%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	$16	$16,964
4.30%, 09/01/45 (Call 03/01/45)[a]	500	531,873
6.59%, 10/15/37	239	326,851
United Utilities PLC
6.88%, 08/15/28	300	341,456
Veolia Environnement SA
6.75%, 06/01/38	250	321,880

		1,539,024

TOTAL CORPORATE BONDS & NOTES (Cost: $689,319,216)		645,987,939

FOREIGN GOVERNMENT OBLIGATIONS[e] — 6.65%

CANADA — 0.15%
Province of Quebec Canada
7.50%, 09/15/29	800	1,206,260

		1,206,260
CHILE — 0.05%
Chile Government International Bond
3.63%, 10/30/42[a]	450	411,434

		411,434
COLOMBIA — 0.56%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	337,393
5.63%, 02/26/44 (Call 08/26/43)	2,400	2,179,483
6.13%, 01/18/41	950	911,946
7.38%, 09/18/37[a]	900	979,585

		4,408,407
ISRAEL — 0.06%
Israel Government International Bond
4.50%, 01/30/43	400	430,520

		430,520
ITALY — 0.15%
Italy Government International Bond
5.38%, 06/15/33[a]	967	1,142,942

		1,142,942
MEXICO — 1.32%
Mexico Government International Bond
4.60%, 01/23/46	1,350	1,247,008

Security	Principal (000s)	Value
4.75%, 03/08/44	$1,890	$1,781,245
5.55%, 01/21/45	550	576,914
5.75%, 10/12/49	2,030	1,958,693
6.05%, 01/11/40	1,570	1,753,493
6.75%, 09/27/34	1,075	1,330,736
7.50%, 04/08/33	477	634,794
8.30%, 08/15/31	755	1,113,160

		10,396,043
PANAMA — 0.41%
Panama Government International Bond
6.70%, 01/26/36	1,230	1,526,148
7.13%, 01/29/26[a]	500	638,056
9.38%, 04/01/29	730	1,080,716

		3,244,920
PERU — 0.51%
Peruvian Government International Bond
4.13%, 08/25/27[a]	700	716,337
5.63%, 11/18/50	1,275	1,370,249
6.55%, 03/14/37[a]	495	592,065
8.75%, 11/21/33[a]	900	1,296,304

		3,974,955
PHILIPPINES — 1.11%
Philippine Government International Bond
3.95%, 01/20/40	1,000	1,070,000
5.00%, 01/13/37[a]	1,600	1,950,000
5.50%, 03/30/26	1,400	1,704,500
6.38%, 01/15/32	1,400	1,870,750
6.38%, 10/23/34	800	1,102,000
7.75%, 01/14/31	200	296,250
9.50%, 02/02/30	450	741,938

		8,735,438
SOUTH AFRICA — 0.12%
South Africa Government International Bond
5.38%, 07/24/44[a]	800	740,000
6.25%, 03/08/41	200	205,676

		945,676
SOUTH KOREA — 0.17%
Export-Import Bank of Korea
3.25%, 08/12/26	450	468,591

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Korea International Bond
4.13%, 06/10/44[a]	$700	$853,963

		1,322,554
SUPRANATIONAL — 0.38%
Asian Development Bank
5.82%, 06/16/28	310	411,796
European Investment Bank
4.88%, 02/15/36	715	939,199
Inter-American Development Bank
3.20%, 08/07/42	335	348,049
3.88%, 10/28/41	395	460,742
4.38%, 01/24/44	200	252,778
International Bank for Reconstruction & Development
4.75%, 02/15/35	460	593,119

		3,005,683
TURKEY — 1.20%
Turkey Government International Bond
4.88%, 04/16/43	500	439,735
6.63%, 02/17/45	2,600	2,924,792
6.75%, 05/30/40	600	669,186
6.88%, 03/17/36	1,150	1,292,646
7.25%, 03/05/38	800	939,544
8.00%, 02/14/34[a]	1,500	1,881,540
11.88%, 01/15/30	780	1,289,699

		9,437,142
URUGUAY — 0.46%
Uruguay Government International Bond
4.13%, 11/20/45	300	245,550
4.38%, 10/27/27	900	902,250
5.10%, 06/18/50[a]	1,500	1,350,000
7.63%, 03/21/36[a]	865	1,078,223

		3,576,023

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $54,642,503)		52,237,997

MUNICIPAL DEBT OBLIGATIONS — 8.58%

CALIFORNIA — 2.76%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	189,529

Security	Principal (000s)	Value
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$550	$768,377
Series S1
6.79%, 04/01/30	250	321,648
7.04%, 04/01/50	750	1,089,435
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	360	538,726
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	373,727
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	360	514,847
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	300	368,973
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	330	432,175
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	500	727,855
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	400	511,768
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	350	514,419
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	500	704,330
6.60%, 07/01/50	300	428,631
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	997,872
6.76%, 07/01/34	550	754,688

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	$450	$611,604
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	300	403,599
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	400	538,384
State of California GO BAB
7.30%, 10/01/39	820	1,167,377
7.35%, 11/01/39	700	1,003,884
7.50%, 04/01/34	2,450	3,515,529
7.55%, 04/01/39	900	1,335,888
7.60%, 11/01/40	600	905,502
7.95%, 03/01/36 (Call 03/01/20)	600	723,546
University of California RB
Series AD
4.86%, 05/15/12	380	389,846
Series AN
4.77%, 05/15/44 (Call 05/15/24)	650	680,543
University of California RB BAB
5.77%, 05/15/43	200	255,526
5.95%, 05/15/45	700	889,378

		21,657,606
COLORADO — 0.13%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	392,493
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	599,043

		991,536
CONNECTICUT — 0.17%
State of Connecticut GO Series A
5.85%, 03/15/32	200	247,988

Security	Principal (000s)	Value
State of Connecticut GO BAB
5.09%, 10/01/30	$200	$231,622
5.63%, 12/01/29	720	862,870

		1,342,480
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	212,662

		212,662
GEORGIA — 0.19%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	250	303,585
Project P, Series 2010A
7.06%, 04/01/57	1,025	1,205,687

		1,509,272
ILLINOIS — 0.96%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	650	769,249
Series B
6.90%, 12/01/40	225	266,681
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	133,621
City of Chicago IL GO Series C
7.78%, 01/01/35	810	878,623
County of Cook IL GO BAB
6.23%, 11/15/34	100	109,769
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	580	752,324
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	605,575
State of Illinois GO
5.10%, 06/01/33[a]	3,265	3,035,503
5.65%, 12/01/38	725	703,504

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
State of Illinois GO BAB Series 3
6.73%, 04/01/35	$300	$328,692

		7,583,541
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	340,014

		340,014
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	190,732

		190,732
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	257,154

		257,154
MASSACHUSETTS — 0.37%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	289,814
Series E
5.46%, 12/01/39	745	950,747
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	300	386,178
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	550	668,844
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	577,287

		2,872,870
MISSOURI — 0.15%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	615,170

Security	Principal (000s)	Value
University of Missouri RB BAB
5.79%, 11/01/41	$400	$542,100

		1,157,270
NEW JERSEY — 0.57%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	808,684
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,275	1,815,524
Series F
7.41%, 01/01/40	250	368,180
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	1,020	1,065,971
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	350	430,339

		4,488,698
NEW YORK — 1.45%
City of New York NY GO BAB
5.85%, 06/01/40	330	429,172
5.99%, 12/01/36	145	185,425
6.27%, 12/01/37	625	844,325
Housing Development Corp./NY RB
3.71%, 02/15/48	500	532,945
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	330,080
6.67%, 11/15/39	385	519,192
Series A
5.87%, 11/15/39	100	122,540
Series B
6.65%, 11/15/39	100	133,374
Series C-1
6.69%, 11/15/40	275	378,158
Series E
6.81%, 11/15/40	450	627,349
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	500	596,875

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	$200	$248,716
5.57%, 11/01/38	250	311,865
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	475	596,956
5.75%, 06/15/41	275	360,220
5.88%, 06/15/44	350	468,157
6.01%, 06/15/42	200	270,410
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	625	785,462
5.50%, 03/15/30	200	244,988
5.63%, 03/15/39	200	248,538
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	845,638
4.82%, 06/01/45 (Call 06/01/25)	100	105,017
4.93%, 10/01/51	750	837,862
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,345,287

		11,368,551
OHIO — 0.31%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	570	799,453
8.08%, 02/15/50	500	761,705
Ohio State University (The) RB Series A
4.80%, 06/01/11	200	208,112
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	648,483

		2,417,753
OREGON — 0.15%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	299,342
5.68%, 06/30/28 (NPFGC)	500	619,995

Security	Principal (000s)	Value
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	$175	$230,764

		1,150,101
PENNSYLVANIA — 0.14%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	357,219
Series B
4.65%, 02/15/26	100	112,730
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	480	601,550

		1,071,499
TEXAS — 0.90%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	327,144
City of Houston TX GOL Series A
6.29%, 03/01/32	400	496,152
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	710,562
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	589,207
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	455,233
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	150	185,898
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	655,710
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	665,561

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39	$425	$557,281
Series A
4.63%, 04/01/33	500	568,880
4.68%, 04/01/40	100	117,073
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	825	1,008,232
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	421,278
Series D
5.13%, 08/15/42	250	310,678

		7,068,889
UTAH — 0.05%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	300	397,155

		397,155
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	430,296

		430,296
WASHINGTON — 0.11%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	194,003
State of Washington GO BAB
5.14%, 08/01/40	550	685,267

		879,270

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $67,093,989)		67,387,349

SHORT-TERM INVESTMENTS — 8.25%

MONEY MARKET FUNDS — 8.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[f,g,h]	45,983	45,982,563
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[f,g,h]	4,073	4,072,556

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g]	14,782	$14,782,171

		64,837,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,837,290)		64,837,290

TOTAL INVESTMENTS IN SECURITIES — 105.72% (Cost: $875,892,998)		830,450,575
Other Assets, Less Liabilities — (5.72)%		(44,902,658)

NET ASSETS — 100.00%		$785,547,917

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	85

Statement of Assets and Liabilities

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

ASSETS
Investments, at cost:
Unaffiliated	$811,055,708
Affiliated (Note 2)	64,837,290

Total cost of investments	$875,892,998

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$765,613,285
Affiliated (Note 2)	64,837,290

Total fair value of investments	830,450,575
Receivables:
Investment securities sold	2,866,416
Due from custodian (Note 4)	598,991
Interest	10,551,259

Total Assets	844,467,241

LIABILITIES
Payables:
Investment securities purchased	8,743,621
Collateral for securities on loan (Note 1)	50,055,119
Investment advisory fees (Note 2)	120,584

Total Liabilities	58,919,324

NET ASSETS	$785,547,917

Net assets consist of:
Paid-in capital	$839,498,015
Undistributed net investment income	2,730,710
Accumulated net realized loss	(11,238,385)
Net unrealized depreciation	(45,442,423)

NET ASSETS	$785,547,917

Shares outstanding[b]	13,900,000

Net asset value per share	$56.51

[a]	Securities on loan with a value of $48,524,688. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® 10+ YEAR CREDIT BOND ETF

Year ended February 29, 2016

NET INVESTMENT INCOME
Interest — unaffiliated	$36,162,288
Interest — affiliated (Note 2)	10,248
Securities lending income — affiliated — net (Note 2)	106,050

Total investment income	36,278,586

EXPENSES
Investment advisory fees (Note 2)	1,577,656

Total expenses	1,577,656

Net investment income	34,700,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,263,816)
Investments — affiliated (Note 2)	6,566
In-kind redemptions — unaffiliated	(3,001,580)

Net realized loss	(13,258,830)

Net change in unrealized appreciation/depreciation	(71,068,547)

Net realized and unrealized loss	(84,327,377)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,626,447)

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,700,930	$22,474,702
Net realized gain (loss)	(13,258,830)	6,029,769
Net change in unrealized appreciation/depreciation	(71,068,547)	32,857,194

Net increase (decrease) in net assets resulting from operations	(49,626,447)	61,361,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,627,351)	(20,884,615)

Total distributions to shareholders	(34,627,351)	(20,884,615)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	256,417,622	637,059,987
Cost of shares redeemed	(236,992,062)	(110,709,066)

Net increase in net assets from capital share transactions	19,425,560	526,350,921

INCREASE (DECREASE) IN NET ASSETS	(64,828,238)	566,827,971

NET ASSETS
Beginning of year	850,376,155	283,548,184

End of year	$785,547,917	$850,376,155

Undistributed net investment income included in net assets at end of year	$2,730,710	$2,657,131

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	10,500,000
Shares redeemed	(4,100,000)	(1,800,000)

Net increase in shares outstanding	300,000	8,700,000

See notes to financial statements.

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$62.53	$57.87	$61.05	$59.51	$52.53

Income from investment operations:
Net investment income[a]	2.55	2.59	2.68	2.65	2.72
Net realized and unrealized gain (loss)[b]	(6.02)	4.59	(3.03)	1.59	6.88

Total from investment operations	(3.47)	7.18	(0.35)	4.24	9.60

Less distributions from:
Net investment income	(2.55)	(2.52)	(2.74)	(2.70)	(2.62)
Net realized gain	—	—	(0.09)	—	—

Total distributions	(2.55)	(2.52)	(2.83)	(2.70)	(2.62)

Net asset value, end of year	$56.51	$62.53	$57.87	$61.05	$59.51

Total return	(5.53)%	12.64%	(0.41)%[c]	7.22%	18.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$785,548	$850,376	$283,548	$421,254	$196,391
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.40%	4.28%	4.67%	4.33%	4.79%
Portfolio turnover rate[d]	11%	23%	12%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to Financial Statements

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 29, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds & Notes	$—	$645,987,939	$—	$645,987,939
Foreign Government Obligations	—	52,237,997	—	52,237,997
Municipal Debt Obligations	—	67,387,349	—	67,387,349
Money Market Funds	64,837,290	—	—	64,837,290

Total	$64,837,290	$765,613,285	$—	$830,450,575

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas Prime Brokerage Inc.	$680,662	$680,662	$—
Citigroup Global Markets Inc.	10,247,423	10,247,423	—
Credit Suisse Securities (USA) LLC	2,877,981	2,877,981	—
Deutsche Bank Securities Inc.	3,177,766	3,177,766	—
Goldman Sachs & Co.	11,975,533	11,975,533	—
HSBC Securities (USA) Inc.	1,084,520	1,084,520	—
JPMorgan Clearing Corp.	4,169,192	4,169,192	—
Merrill Lynch, Pierce, Fenner & Smith	4,139,725	4,139,725	—
Morgan Stanley & Co. LLC	4,187,080	4,187,080	—
SG Americas Securities LLC	451,483	451,483	—
Wells Fargo Securities LLC	5,533,323	5,533,323	—

	$48,524,688	$48,524,688	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 29, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $43,685.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, the purchase and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $320,710 and $1,283,829, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered an affiliate of the Fund for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the year ended February 29, 2016 , for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
PNC Bank N.A.
4.20%, 11/01/25	$—	$600	$(600)	$—	$—	$2,971	$6,566

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$1,518,108	$3,083,197	$106,882,756	$85,226,923
In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

In-kind Purchases	In-kind Sales
$231,002,510	$230,005,442

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(3,125,136)	$—	$3,125,136

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

	2016	2015
Ordinary income	$34,627,351	$20,884,615

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$2,730,710	$(5,025,605)	$(45,682,458)	$(5,972,745)	$(53,950,098)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the Fund had non-expiring capital loss carryforwards in the amount of $5,025,605 available to offset future realized capital gains.

As of February 29, 2016, the cost of investments for federal income tax purposes was $876,133,033. Net unrealized depreciation was $45,682,458, of which $6,463,875 represented gross unrealized appreciation on securities and $52,146,333 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	97

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 10+ Year Credit Bond ETF (the “Fund”) at February 29, 2016, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1018-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Performance as of April 30, 2016

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.32%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	(0.17)%
Fund Market	(0.17)%
J.P. Morgan EMBI Global Core Swap Hedged Index	(0.20)%

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBISM Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBISM Global Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,023.20	$0.55	$1,000.00	$1,024.30	$0.55	0.11%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

ALLOCATION BY CREDIT QUALITY1

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [3]
Aa	3.97%
A	16.69
Baa	35.12
Ba	19.54
B	10.82
Caa	7.56
Not Rated	6.30

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 4/30/16

Country	Percentage of Total Investments [3]
Mexico	6.83%
Russia	5.39
Indonesia	5.27
Turkey	5.18
Philippines	5.14
Brazil	4.27
Colombia	3.91
Hungary	3.83
Poland	3.74
South Africa	3.53

TOTAL	47.09%

[1]	Table shown is for the iShares J.P. Morgan USD Emerging Markets Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 95.52%

EXCHANGE-TRADED FUNDS — 95.52%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	20,802	$2,322,127

		2,322,127

TOTAL INVESTMENT COMPANIES
(Cost: $2,281,355)		2,322,127

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	60,638	60,638

		60,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,638)		60,638

TOTAL INVESTMENTS IN SECURITIES — 98.02%
(Cost: $2,341,993)		2,382,765
Other Assets, Less Liabilities — 1.98%		48,179

NET ASSETS — 100.00%		$2,430,944

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of April 30, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.96%*	3-month LIBOR	07/24/2017	Chicago Mercantile	$(500,000)	$(588)	$(367)
1.81%*	3-month LIBOR	07/24/2020	Chicago Mercantile	(1,200,000)	(4,359)	(27,147)
2.43%*	3-month LIBOR	07/24/2025	Chicago Mercantile	(800,000)	(13,328)	(39,791)
2.87%*	3-month LIBOR	07/24/2045	Chicago Mercantile	(90,000)	(1,863)	(11,412)

			Net unrealized depreciation			$(78,717)

*	Fund pays the fixed rate and receives the floating rate.

See notes to financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,341,993

Total cost of investments	$2,341,993

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,382,765

Total fair value of investments	2,382,765
Cash pledged for centrally cleared swaps	50,000
Receivables:
Interest	14

Total Assets	2,432,779

LIABILITIES
Payables:
Investment advisory fees (Note 2)	232
Variation margin on centrally cleared swaps	1,603

Total Liabilities	1,835

NET ASSETS	$2,430,944

Net assets consist of:
Paid-in capital	$2,504,974
Undistributed net investment income	14,358
Accumulated net realized loss	(50,443)
Net unrealized depreciation	(37,945)

NET ASSETS	$2,430,944

Shares outstanding[a]	100,000

Net asset value per share	$24.31

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$56,936
Securities lending income — affiliated — net (Note 2)	3,482

Total investment income	60,418

EXPENSES
Investment advisory fees (Note 2)	8,857

Total expenses	8,857
Less investment advisory fees waived (Note 2)	(7,589)

Net expenses	1,268

Net investment income	59,150

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(3,284)
Swap agreements	(26,425)

Net realized loss	(29,709)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	65,695
Swap agreements	(39,047)

Net change in unrealized appreciation/depreciation	26,648

Net realized and unrealized loss	(3,061)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,089

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Period from July 22, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$59,150	$32,665
Net realized loss	(29,709)	(30,617)
Net change in unrealized appreciation/depreciation	26,648	(64,593)

Net increase (decrease) in net assets resulting from operations	56,089	(62,545)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(44,792)	(22,782)
Return of capital	—	(84)

Total distributions to shareholders	(44,792)	(22,866)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,505,058

Net increase in net assets from capital share transactions	—	2,505,058

INCREASE IN NET ASSETS	11,297	2,419,647

NET ASSETS
Beginning of period	2,419,647	—

End of period	$2,430,944	$2,419,647

Undistributed net investment income included in net assets at end of period	$14,358	$—

SHARES ISSUED
Shares sold	—	100,000

Net increase in shares outstanding	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Jul. 22, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$24.20	$25.05

Income from investment operations:
Net investment income[b]	0.59	0.33
Net realized and unrealized loss[c]	(0.03)	(0.95)

Total from investment operations	0.56	(0.62)

Less distributions from:
Net investment income	(0.45)	(0.23)
Return of capital	—	(0.00)[d]

Total distributions	(0.45)	(0.23)

Net asset value, end of period	$24.31	$24.20

Total return	2.32%[e]	(2.43)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,431	$2,420
Ratio of expenses to average net assets[f,g]	0.11%	0.12%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.75%	0.75%
Ratio of net investment income to average net assets[f]	5.01%	4.86%
Portfolio turnover rate[h,i]	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 35 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Emerging Markets Bond	Non-diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Fund. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-Traded Funds	$2,322,127	$—	$—	$2,322,127
Money Market Funds	60,638	—	—	60,638

Total	$2,382,765	$—	$—	$2,382,765

Derivative Financial Instruments:[a]
Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(78,717)	$—	$(78,717)

Total	$—	$(78,717)	$—	$(78,717)

[a]	Shown at the unrealized depreciation on contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees through February 28, 2017 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. BFA has also contractually agreed to reduce its investment advisory fees for the Fund through February 28, 2017 on assets attributable to the Fund’s investments in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”) (and those assets used by the Fund to hedge the securities in EMB) such that the Fund’s total annual investment advisory fee is equal to EMB’s net total expense ratio after fee waiver plus 0.10%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $654.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares J.P. Morgan USD Emerging Markets Bond ETF	21,302	—	(500)	20,802	$2,322,127	$56,872	$(3,284)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were $  — and $51,551, respectively.

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2016.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	INTEREST RATE SWAPS

The Fund may enter into short positions in interest rate swaps in an attempt to mitigate interest rate risks by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. The Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is recorded on the statement of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statement of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statement of operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held by the Fund as of April 30, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized depreciation[a]	$78,717

[a]	Represents cumulative depreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held by the Fund during the six months ended April 30, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Centrally cleared interest rate swaps:
Swap agreements	$(26,425)	$(39,047)

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

For the six months ended April 30, 2016, the average quarter-end notional amount of open interest rate swaps for the Fund (where the Fund pays the fixed rate) was $2,535,000.

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held indirectly by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

The Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $20,734 available to offset future realized capital gains.

As of April 30, 2016, the cost of investments for federal income tax purposes was $2,341,993. Net unrealized appreciation was $40,772, of which $40,772 represented gross unrealized appreciation on securities and $  — represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Supplemental Information (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.430862	$—	$0.017062	$0.447924	96%	—%	4%	100%

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond ETF  |  EMB  |  NYSE Arca

Additional Financial Information

April 30, 2016

23

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 18.52%

AZERBAIJAN — 0.48%
Southern Gas Corridor
6.88%, 03/24/26[b]	$14,000	$14,490,000
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[c]	17,545	15,834,363

		30,324,363
BRAZIL — 0.32%
Caixa Economica Federal
4.25%, 05/13/19[c]	10,560	10,054,176
4.50%, 10/03/18[c]	10,250	10,020,400

		20,074,576
CHILE — 1.55%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[c]	28,925	28,337,099
3.75%, 11/04/20[c]	14,594	15,328,808
3.88%, 11/03/21[c]	18,581	19,446,875
4.50%, 09/16/25[c]	32,680	33,959,749

		97,072,531
CHINA — 3.94%
Amber Circle Funding Ltd.
3.25%, 12/04/22[c]	9,430	9,725,949
Charming Light Investments Ltd.
3.75%, 09/03/19[c]	12,100	12,474,593
China Development Bank Corp.
2.50%, 10/09/20[c]	20,200	20,621,184
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[c]	14,854	15,756,264
Export-Import Bank of China (The)
2.50%, 07/31/19[c]	19,440	19,809,360
3.63%, 07/31/24[c]	13,829	14,579,147
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[c]	12,846	13,670,906
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[c]	18,949	19,801,459
4.88%, 05/17/42[c]	10,109	10,988,483
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[c]	19,050	20,269,053

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[c]	$17,246	$18,288,414
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[c]	22,989	22,955,303
3.25%, 04/28/25[c]	8,290	8,168,808
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[c]	6,510	6,587,241
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[c]	10,537	10,769,585
4.13%, 05/07/24[c]	20,982	22,658,034

		247,123,783
INDONESIA — 1.34%
Majapahit Holding BV
7.75%, 01/20/20[c]	9,993	11,417,002
Pelabuhan Indonesia II PT
4.25%, 05/05/25[c]	8,700	8,449,875
Pertamina Persero PT
4.30%, 05/20/23[c]	11,844	11,750,737
4.88%, 05/03/22[c]	5,696	5,874,000
5.25%, 05/23/21[c]	6,802	7,150,603
5.63%, 05/20/43[c]	11,420	10,540,489
6.00%, 05/03/42[c]	8,573	8,251,512
6.45%, 05/30/44[c]	9,460	9,596,574
Perusahaan Listrik Negara PT
5.25%, 10/24/42[c]	7,660	7,066,350
5.50%, 11/22/21[c]	3,960	4,266,900

		84,364,042
KAZAKHSTAN — 1.56%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[c]	20,776	18,776,310
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[c]	16,075	14,989,937
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[c]	24,438	26,820,705
KazMunayGas National Co. JSC
6.38%, 04/09/21[c]	16,472	17,254,420
7.00%, 05/05/20[c]	18,724	19,987,870

		97,829,242

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MALAYSIA — 2.86%
1MDB Global Investments Ltd.
4.40%, 03/09/23[c]	$51,500	$45,191,250
Petronas Capital Ltd.
3.50%, 03/18/25[c]	31,793	32,584,016
4.50%, 03/18/45[c]	24,256	25,297,824
5.25%, 08/12/19[c]	48,967	53,930,976
7.88%, 05/22/22[c]	17,356	22,219,771

		179,223,837
MEXICO — 3.31%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[c]	4,300	4,386,000
Comision Federal de Electricidad
4.88%, 05/26/21[c]	5,086	5,289,440
4.88%, 01/15/24[c]	6,900	7,176,000
Petroleos Mexicanos
3.50%, 07/18/18	1,195	1,205,755
3.50%, 07/23/20[c]	7,730	7,552,210
3.50%, 01/30/23	12,753	11,844,349
4.25%, 01/15/25[c]	7,122	6,723,168
4.50%, 01/23/26[c]	6,690	6,364,866
4.88%, 01/24/22	12,155	12,221,853
4.88%, 01/18/24	8,860	8,815,700
5.50%, 01/21/21	17,851	18,698,922
5.50%, 06/27/44	16,432	14,460,160
5.63%, 01/23/46[c]	15,699	13,972,110
6.00%, 03/05/20	2,990	3,167,905
6.38%, 01/23/45	15,835	15,637,062
6.50%, 06/02/41	13,867	13,839,266
6.63%, 06/15/35	13,729	13,866,290
6.88%, 08/04/26[c]	26,490	29,231,715
8.00%, 05/03/19	12,177	13,553,001

		208,005,772
PHILIPPINES — 0.46%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[c]	11,048	12,843,300
7.39%, 12/02/24[c]	11,916	16,027,020

		28,870,320
RUSSIA — 0.86%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[c]	5,400	5,535,000

Security	Principal (000s)	Value
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[c]	$13,149	$13,635,513
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[c]	7,800	7,800,000
6.03%, 07/05/22[c]	6,200	6,223,250
6.80%, 11/22/25[c]	8,100	8,484,750
6.90%, 07/09/20[c]	11,578	12,185,845

		53,864,358
SOUTH AFRICA — 1.02%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[c]	23,947	22,629,915
6.75%, 08/06/23[c]	13,338	12,644,424
7.13%, 02/11/25[c]	17,089	16,149,105
Transnet SOC Ltd.
4.00%, 07/26/22[c]	13,706	12,554,696

		63,978,140
VENEZUELA — 0.82%
Petroleos de Venezuela SA
5.38%, 04/12/27[c]	18,477	6,494,736
5.50%, 04/12/37[c]	10,873	3,818,054
6.00%, 05/16/24[c]	27,231	9,255,817
6.00%, 11/15/26[c]	31,233	10,534,891
9.00%, 11/17/21[c]	14,567	5,719,004
9.75%, 05/17/35[c]	18,989	7,546,321
12.75%, 02/17/22[c]	18,014	8,376,510

		51,745,333

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,180,586,833)		1,162,476,297

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.45%

ANGOLA — 0.40%
Angolan Government International Bond
9.50%, 11/12/25[c]	25,500	25,021,876

		25,021,876
ARGENTINA — 3.42%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	92,372	58,887,150
7.50%, 04/22/26[b]	49,910	51,032,975

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
8.28%, 12/31/33	$100,598	$104,958,835

		214,878,960
AZERBAIJAN — 0.34%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[c]	21,930	21,272,100

		21,272,100
BRAZIL — 3.87%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[c]	11,723	11,435,787
6.37%, 06/16/18[c]	8,000	8,271,840
6.50%, 06/10/19[c]	7,785	8,038,013
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[c]	10,681	9,225,714
Brazilian Government International Bond
2.63%, 01/05/23	20,014	17,362,145
4.25%, 01/07/25	37,689	34,994,236
4.88%, 01/22/21	30,025	30,550,437
5.00%, 01/27/45	30,954	24,995,355
5.63%, 01/07/41	20,806	18,335,287
5.88%, 01/15/19	15,922	17,315,175
6.00%, 04/07/26	8,600	8,870,900
7.13%, 01/20/37	19,177	19,872,166
8.25%, 01/20/34	12,545	14,442,431
8.88%, 04/15/24	7,531	9,206,648
10.13%, 05/15/27	7,054	9,769,790

		242,685,924
CHILE — 0.36%
Chile Government International Bond
3.13%, 01/21/26	22,220	22,864,380

		22,864,380
COLOMBIA — 3.83%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	13,795	12,877,633
4.00%, 02/26/24 (Call 11/26/23)	24,783	24,906,915

Security	Principal (000s)	Value
4.38%, 07/12/21	$24,930	$26,051,850
4.50%, 01/28/26 (Call 10/28/25)	23,101	23,678,525
5.00%, 06/15/45 (Call 12/15/44)	35,116	33,447,990
5.63%, 02/26/44 (Call 08/26/43)	27,786	28,480,650
6.13%, 01/18/41	27,705	29,782,875
7.38%, 03/18/19	20,619	23,376,791
7.38%, 09/18/37	17,958	21,774,075
8.13%, 05/21/24	12,518	15,803,975

		240,181,279
COSTA RICA — 0.75%
Costa Rica Government International Bond
4.25%, 01/26/23[c]	16,384	15,073,280
7.00%, 04/04/44[c]	17,300	16,045,750
7.16%, 03/12/45[c]	17,235	16,200,900

		47,319,930
CROATIA — 2.24%
Croatia Government International Bond
5.50%, 04/04/23[c]	21,046	22,308,760
6.00%, 01/26/24[c]	26,760	29,268,750
6.38%, 03/24/21[c]	30,720	33,600,000
6.63%, 07/14/20[c]	23,219	25,482,853
6.75%, 11/05/19[c]	27,187	29,837,732

		140,498,095
DOMINICAN REPUBLIC — 2.42%
Dominican Republic International Bond
5.50%, 01/27/25[c]	31,504	31,504,000
5.88%, 04/18/24[c]	19,225	19,777,719
6.85%, 01/27/45[c]	34,307	34,349,884
6.88%, 01/29/26[c]	14,600	15,658,500
7.45%, 04/30/44[c]	26,703	28,305,180
7.50%, 05/06/21[c]	20,330	22,286,762

		151,882,045
ECUADOR — 0.86%
Ecuador Government International Bond
7.95%, 06/20/24[c]	33,072	28,938,000
10.50%, 03/24/20[c]	26,286	24,840,270

		53,778,270

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
EGYPT — 0.65%
Egypt Government International Bond
5.75%, 04/29/20[c]	$17,174	$17,431,610
5.88%, 06/11/25[c]	25,940	23,410,850

		40,842,460
EL SALVADOR — 0.23%
El Salvador Government International Bond
7.65%, 06/15/35[c]	16,168	14,470,360

		14,470,360
ETHIOPIA — 0.25%
Ethiopia International Bond
6.63%, 12/11/24[c]	17,090	15,530,538

		15,530,538
GABON — 0.35%
Gabon Government International Bond
6.38%, 12/12/24[c]	25,019	21,860,351

		21,860,351
GHANA — 0.43%
Ghana Government International Bond
7.88%, 08/07/23[c]	15,843	12,674,400
8.13%, 01/18/26[c]	17,912	14,195,260

		26,869,660
HUNGARY — 3.75%
Hungary Government International Bond
5.38%, 02/21/23	32,774	36,133,335
5.38%, 03/25/24	37,588	41,722,680
5.75%, 11/22/23	29,432	33,258,160
6.25%, 01/29/20	31,454	34,992,575
6.38%, 03/29/21	52,952	60,299,090
7.63%, 03/29/41	20,750	29,283,438

		235,689,278
INDONESIA — 3.82%
Indonesia Government International Bond
3.38%, 04/15/23[c]	9,620	9,535,825
3.75%, 04/25/22[c]	11,651	11,938,721
4.13%, 01/15/25[c]	13,477	13,780,233
4.63%, 04/15/43[c]	9,670	9,391,359

Security	Principal (000s)	Value
4.75%, 01/08/26[c]	$21,970	$23,343,125
4.88%, 05/05/21[c]	12,832	13,906,680
5.13%, 01/15/45[c]	16,979	17,254,909
5.25%, 01/17/42[c]	10,832	11,089,260
5.38%, 10/17/23[c]	7,284	8,076,135
5.88%, 03/13/20[c]	16,892	18,792,350
5.88%, 01/15/24[c]	12,166	13,854,033
5.95%, 01/08/46[c]	11,077	12,447,779
6.63%, 02/17/37[c]	10,792	12,775,030
6.75%, 01/15/44[c]	9,566	11,705,101
7.75%, 01/17/38[c]	12,461	16,339,486
8.50%, 10/12/35[c]	13,793	19,206,752
11.63%, 03/04/19[c]	13,128	16,426,410

		239,863,188
IRAQ — 0.54%
Iraq International Bond
5.80%, 01/15/28[c] (Call 06/13/16)	47,505	33,609,788

		33,609,788
IVORY COAST — 0.87%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/16)[c,d]	43,583	39,660,530
6.38%, 03/03/28[c]	15,850	15,017,875

		54,678,405
JAMAICA — 0.38%
Jamaica Government International Bond
6.75%, 04/28/28	23,199	23,981,966

		23,981,966
KAZAKHSTAN — 1.74%
KazAgro National Management Holding JSC
4.63%, 05/24/23[c]	15,065	12,451,976
Kazakhstan Government International Bond
3.88%, 10/14/24[c]	23,819	23,253,299
4.88%, 10/14/44[c]	16,240	14,717,500
5.13%, 07/21/25[c]	33,900	35,764,500
6.50%, 07/21/45[c]	21,219	23,181,757

		109,369,032

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
KENYA — 0.51%
Kenya Government International Bond
6.88%, 06/24/24[c]	$33,875	$31,884,844

		31,884,844
LEBANON — 2.91%
Lebanese Republic
6.65%, 02/26/30[c]	25,785	25,204,837
Lebanon Government International Bond
5.15%, 11/12/18[c]	16,569	16,486,155
6.00%, 01/27/23[c]	19,234	18,921,448
6.10%, 10/04/22[c]	27,578	27,336,692
6.38%, 03/09/20	22,750	23,062,813
6.60%, 11/27/26[c]	26,764	26,362,540
6.75%, 11/29/27[c]	15,327	15,288,683
8.25%, 04/12/21[c]	27,261	29,782,642

		182,445,810
LITHUANIA — 1.57%
Lithuania Government International Bond
6.13%, 03/09/21[c]	23,893	27,686,014
6.63%, 02/01/22[c]	32,074	38,689,262
7.38%, 02/11/20[c]	27,401	32,401,683

		98,776,959
MEXICO — 3.38%
Mexico Government International Bond
3.50%, 01/21/21	10,308	10,668,780
3.60%, 01/30/25	23,201	23,578,016
3.63%, 03/15/22	19,160	19,811,440
4.00%, 10/02/23	27,902	29,227,345
4.13%, 01/21/26	3,000	3,150,000
4.60%, 01/23/46	18,770	18,535,375
4.75%, 03/08/44	21,714	21,931,140
5.13%, 01/15/20	10,014	11,025,414
5.55%, 01/21/45	12,062	13,569,750
5.75%, 10/12/49	15,432	15,894,960
5.95%, 03/19/19	5,250	5,866,875
6.05%, 01/11/40	17,316	20,584,395
6.75%, 09/27/34	8,705	11,316,500
8.30%, 08/15/31	4,378	6,720,230

		211,880,220

Security	Principal (000s)	Value
MONGOLIA — 0.21%
Mongolia Government International Bond
5.13%, 12/05/22[c]	$16,715	$13,167,325

		13,167,325
MOROCCO — 0.41%
Morocco Government International Bond
4.25%, 12/11/22[c]	25,071	25,948,485

		25,948,485
PAKISTAN — 0.57%
Pakistan Government International Bond
7.25%, 04/15/19[c]	16,555	17,363,960
8.25%, 04/15/24[c]	17,726	18,676,202

		36,040,162
PANAMA — 2.13%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	20,090	20,692,700
3.88%, 03/17/28 (Call 12/17/27)	13,582	13,819,685
4.00%, 09/22/24 (Call 06/22/24)	24,997	26,246,850
5.20%, 01/30/20	24,661	27,151,761
6.70%, 01/26/36	35,761	45,774,080

		133,685,076
PARAGUAY — 0.26%
Paraguay Government International Bond
6.10%, 08/11/44[c]	16,086	16,407,720

		16,407,720
PERU — 3.31%
Peruvian Government International Bond
4.13%, 08/25/27	21,493	22,965,271
5.63%, 11/18/50	45,475	52,864,687
6.55%, 03/14/37	21,224	27,352,430
7.35%, 07/21/25	34,833	46,623,971
8.75%, 11/21/33	37,987	57,645,272

		207,451,631

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PHILIPPINES — 4.58%
Philippine Government International Bond
3.70%, 03/01/41	$23,162	$24,667,530
3.95%, 01/20/40	25,023	27,619,136
4.00%, 01/15/21	14,415	15,820,463
4.20%, 01/21/24	15,325	17,393,875
5.00%, 01/13/37	16,530	20,869,125
5.50%, 03/30/26	12,816	16,052,040
6.38%, 01/15/32	14,178	19,831,478
6.38%, 10/23/34	28,355	40,370,431
7.75%, 01/14/31	23,106	35,641,005
8.38%, 06/17/19	12,843	15,540,030
9.50%, 02/02/30	16,462	28,129,442
10.63%, 03/16/25	15,466	25,267,577

		287,202,132
POLAND — 3.67%
Poland Government International Bond
3.00%, 03/17/23	32,113	32,393,989
3.25%, 04/06/26	12,200	12,169,500
4.00%, 01/22/24	37,556	40,091,030
5.00%, 03/23/22	44,465	49,800,800
5.13%, 04/21/21	31,341	35,101,920
6.38%, 07/15/19	53,117	60,486,984

		230,044,223
ROMANIA — 1.86%
Romanian Government International Bond
4.38%, 08/22/23[c]	25,972	27,595,250
4.88%, 01/22/24[c]	22,264	24,351,250
6.13%, 01/22/44[c]	14,456	17,723,056
6.75%, 02/07/22[c]	39,595	46,870,581

		116,540,137
RUSSIA — 4.42%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[c]	10,800	10,908,000
4.50%, 04/04/22[c]	16,200	16,888,500
4.88%, 09/16/23[c]	27,600	29,338,800
5.00%, 04/29/20[c]	26,900	28,446,750
5.63%, 04/04/42[c]	22,600	23,673,500
5.88%, 09/16/43[c]	9,400	10,137,900
7.50%, 03/31/30[c,d]	89,293	108,602,125

Security	Principal (000s)	Value
11.00%, 07/24/18[c]	$17,967	$21,111,225
12.75%, 06/24/28[c]	16,439	28,254,531

		277,361,331
SERBIA — 1.31%
Serbia International Bond
4.88%, 02/25/20[c]	24,608	25,192,440
5.88%, 12/03/18[c]	16,021	16,882,129
7.25%, 09/28/21[c]	35,597	40,313,602

		82,388,171
SLOVAKIA — 0.46%
Slovakia Government International Bond
4.38%, 05/21/22[c]	25,329	28,653,431

		28,653,431
SOUTH AFRICA — 2.44%
South Africa Government International Bond
4.67%, 01/17/24	22,089	22,166,312
4.88%, 04/14/26	11,200	11,172,000
5.38%, 07/24/44	14,996	14,793,554
5.50%, 03/09/20	27,397	29,109,312
5.88%, 05/30/22	15,005	16,415,470
5.88%, 09/16/25	27,032	29,160,770
6.88%, 05/27/19	27,285	30,047,606

		152,865,024
SRI LANKA — 1.45%
Sri Lanka Government International Bond
5.88%, 07/25/22[c]	16,869	16,236,413
6.00%, 01/14/19[c]	16,894	17,222,166
6.25%, 10/04/20[c]	16,200	16,463,250
6.25%, 07/27/21[c]	14,978	14,940,555
6.85%, 11/03/25[c]	27,025	26,416,937

		91,279,321
TUNISIA — 0.22%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[c]	15,535	13,962,081

		13,962,081
TURKEY — 5.07%
Turkey Government International Bond
3.25%, 03/23/23	14,197	13,543,938

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.25%, 04/14/26	$7,711	$7,643,529
4.88%, 10/09/26	9,700	10,015,250
4.88%, 04/16/43	22,369	20,915,015
5.13%, 03/25/22	12,568	13,337,790
5.63%, 03/30/21	17,698	19,193,481
5.75%, 03/22/24	18,701	20,533,698
6.00%, 01/14/41	24,005	26,087,434
6.25%, 09/26/22	20,662	23,141,440
6.63%, 02/17/45	11,447	13,513,183
6.75%, 05/30/40	13,342	15,810,270
6.88%, 03/17/36	23,963	28,456,062
7.00%, 03/11/19	7,922	8,803,323
7.00%, 06/05/20	15,312	17,417,400
7.25%, 03/05/38	7,470	9,300,150
7.38%, 02/05/25	19,775	23,952,469
7.50%, 11/07/19	10,784	12,361,160
8.00%, 02/14/34	11,820	15,572,850
11.88%, 01/15/30	10,904	18,809,400

		318,407,842
UKRAINE — 3.08%
Ukraine Government International Bond
7.75%, 09/01/19[c]	25,320	24,434,071
7.75%, 09/01/20[b]	700	671,300
7.75%, 09/01/20[c]	27,221	26,104,939
7.75%, 09/01/21[c]	21,653	20,700,268
7.75%, 09/01/22[c]	23,863	22,741,439
7.75%, 09/01/23[c]	18,988	18,019,612
7.75%, 09/01/24[c]	20,003	18,952,843
7.75%, 09/01/25[c]	20,978	19,719,320
7.75%, 09/01/26[c]	23,109	21,618,469
7.75%, 09/01/27[c]	21,814	20,341,555

		193,303,816
URUGUAY — 2.13%
Uruguay Government International Bond
4.38%, 10/27/27	28,768	29,630,992
4.50%, 08/14/24	26,432	28,017,920
5.10%, 06/18/50	57,126	53,555,850
7.63%, 03/21/36	17,563	22,787,992

		133,992,754

Security	Principal (000s)	Value
VENEZUELA — 1.22%
Venezuela Government International Bond
6.00%, 12/09/20[c]	$9,275	$3,385,375
7.00%, 12/01/18[c]	6,636	2,986,200
7.00%, 03/31/38[c]	10,689	3,821,318
7.65%, 04/21/25[c]	11,695	4,254,056
7.75%, 10/13/19[c]	15,364	6,164,805
8.25%, 10/13/24[c]	13,329	4,981,714
9.00%, 05/07/23[c]	10,326	3,936,788
9.25%, 09/15/27	23,141	9,863,851
9.25%, 05/07/28[c]	12,407	4,776,695
9.38%, 01/13/34	12,430	4,785,550
11.75%, 10/21/26[c]	18,014	7,633,432
11.95%, 08/05/31[c]	27,766	11,800,635
12.75%, 08/23/22[c]	17,036	7,900,445

		76,290,864
VIETNAM — 0.26%
Vietnam Government International Bond
4.80%, 11/19/24[c]	16,085	16,394,837

		16,394,837
ZAMBIA — 0.52%
Zambia Government International Bond
8.50%, 04/14/24[c]	15,391	12,755,291
8.97%, 07/30/27[c]	23,939	19,629,980

		32,385,271
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,007,882,500)		4,985,907,352

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	4,316	4,316,088

		4,316,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,316,088)		4,316,088

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.04% (Cost: $6,192,785,421)	$6,152,699,737
Other Assets, Less Liabilities — 1.96%	123,393,840

NET ASSETS — 100.00%	$6,276,093,577

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Statement of Assets and Liabilities (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$6,188,469,333
Affiliated (Note 2)	4,316,088

Total cost of investments	$6,192,785,421

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,148,383,649
Affiliated (Note 2)	4,316,088

Total fair value of investments	6,152,699,737

Cash	623,531
Receivables:
Investment securities sold	50,904,341
Due from custodian (Note 4)	22,484,065
Interest	110,094,012
Capital shares sold	8,134,723

Total Assets	6,344,940,409

LIABILITIES
Payables:
Investment securities purchased	66,867,571
Investment advisory fees (Note 2)	1,979,261

Total Liabilities	68,846,832

NET ASSETS	$6,276,093,577

Net assets consist of:
Paid-in capital	$6,448,784,720
Undistributed net investment income	19,443,522
Accumulated net realized loss	(152,048,981)
Net unrealized depreciation	(40,085,684)

NET ASSETS	$6,276,093,577

Shares outstanding[a]	56,300,000

Net asset value per share	$111.48

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$9,120
Interest — unaffiliated	133,497,074

Total investment income	133,506,194

EXPENSES
Investment advisory fees (Note 2)	14,385,500

Total expenses	14,385,500
Less investment advisory fees waived (Note 2)	(4,761,068)

Net expenses	9,624,432

Net investment income	123,881,762

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(32,153,599)
In-kind redemptions — unaffiliated	(1,212,548)

Net realized loss	(33,366,147)

Net change in unrealized appreciation/depreciation	177,385,790

Net realized and unrealized gain	144,019,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$267,901,405

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statement of Changes in Net Assets

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$123,881,762	$217,885,277
Net realized loss	(33,366,147)	(60,077,612)
Net change in unrealized appreciation/depreciation	177,385,790	(222,657,001)

Net increase (decrease) in net assets resulting from operations	267,901,405	(64,849,336)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(118,758,233)	(220,652,648)

Total distributions to shareholders	(118,758,233)	(220,652,648)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,686,216,734	2,970,814,249
Cost of shares redeemed	(2,023,709,733)	(3,368,836,785)

Net increase (decrease) in net assets from capital share transactions	1,662,507,001	(398,022,536)

INCREASE (DECREASE) IN NET ASSETS	1,811,650,173	(683,524,520)

NET ASSETS
Beginning of period	4,464,443,404	5,147,967,924

End of period	$6,276,093,577	$4,464,443,404

Undistributed net investment income included in net assets at end of period	$19,443,522	$14,319,993

SHARES ISSUED AND REDEEMED
Shares sold	34,200,000	26,900,000
Shares redeemed	(19,100,000)	(30,800,000)

Net increase (decrease) in shares outstanding	15,100,000	(3,900,000)

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011
Net asset value, beginning of period	$108.36	$114.15	$110.96	$120.81	$109.56	$105.20	$101.51

Income from investment operations:
Net investment income[b]	2.75	5.08	4.86	5.00	5.25	3.56	5.55
Net realized and unrealized gain (loss)[c]	3.07	(5.75)	3.17	(9.77)	11.23	4.35	3.63

Total from investment operations	5.82	(0.67)	8.03	(4.77)	16.48	7.91	9.18

Less distributions from:
Net investment income	(2.70)	(5.12)	(4.84)	(5.08)	(5.23)	(3.55)	(5.49)

Total distributions	(2.70)	(5.12)	(4.84)	(5.08)	(5.23)	(3.55)	(5.49)

Net asset value, end of period	$111.48	$108.36	$114.15	$110.96	$120.81	$109.56	$105.20

Total return	5.47%[d]	(0.55)%	7.45%	(4.01)%	15.50%	7.63%[d]	9.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,276,094	$4,464,443	$5,147,968	$3,850,273	$6,185,433	$3,144,253	$2,240,859
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.59%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	0.60%	0.60%	0.60%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	5.15%	4.61%	4.35%	4.30%	4.61%	4.92%	5.21%
Portfolio turnover rate[f]	17%	24%	52%	32%	30%	14%	24%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds & Notes	$—	$1,162,476,297	$—	$1,162,476,297
Foreign Government Obligations	—	4,985,907,352	—	4,985,907,352
Money Market Funds	4,316,088	—	—	4,316,088

Total	$4,316,088	$6,148,383,649	$—	$6,152,699,737

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $19 billion
0.5700	[a]	Over $19 billion, up to and including $33 billion
0.5415	[a]	Over $33 billion, up to and including $58 billion
0.5145	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2018 in order to limit total annual operating expenses after fee waiver to 0.40% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the pursuant to Rule 17a-7 under the 1940 Act were $14,626,416 and $12,139,283, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $906,483,392 and $811,231,234, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $3,514,203,651 and $1,971,986,597, respectively.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring[a]	Expiring 2018	Total
$97,928,583	$96,030	$98,024,613

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2016, the cost of investments for federal income tax purposes was $6,213,443,642. Net unrealized depreciation was $60,743,905, of which $102,077,177 represented gross unrealized appreciation on securities and $162,821,082 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1019-0416

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 29, 2016